UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-03462

Meeder Funds Trust

6125 Memorial Drive

Dublin, OH 43017

Bruce McKibben

c/o Meeder Funds Trust

6125 Memorial Drive

Dublin, OH 43017

Registrant’s telephone number, including area code: 800-325-3539

Date of fiscal year end: December 31, 2020

Date of reporting period: June 30, 2020

Item 1. Report to Stockholders.

MEEDER
INVESTMENT MANAGEMENT

Meeder Funds
Semiannual Report

June 30, 2020

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of the Funds’ annual and semiannual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Funds’ website (www.meederinvestment.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a Fund electronically anytime by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by calling 1-800-325-3539 or by sending an email request to meederfunds@meederinvestment.com.

Beginning on January 1, 2019, you may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with a Fund, you can call 1-800-325-3539 or send an email request to meederfunds@meederinvestment.com to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all Funds held in your account if you invest through your financial intermediary or all Funds held with the Fund complex if you invest directly with a Fund.

TABLE OF CONTENTS

Letter to Shareholders	1
Portfolio Composition	3
Schedules of Investments	9
Statements of Assets & Liabilities	102
Statements of Operations	104
Statements of Changes in Net Assets	106
Financial Highlights	110
Notes to Financial Statements	120
Shareholder Expense Analysis	138

This Semiannual Report is prepared and distributed for the general information of the shareholders of the Funds. This material is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus. Investors are advised to consider carefully the investment objectives, risks, charges and expenses of the Fund before investing. The prospectus contains this and other information about the Funds.

Meeder Funds are distributed by Meeder Distribution Services, Inc. (f.k.a. Adviser Dealer Services, Inc.) (Member FINRA), an affiliate of Meeder Investment Management. An affiliated registered investment adviser, Meeder Asset Management, Inc., serves as the investment adviser to Meeder Funds and is paid a fee for its services.

Letter to Shareholders June 30, 2020

NOT OUT OF THE WOODS YET

The stock market rally that investors experienced in 2019 continued into the early part of 2020. While the stock market peaked on February 19th, by mid-March, the economic impact of the global pandemic COVID-19 became extremely evident. Most U.S. factories were not able to conduct business in their traditional fashion. While some service-oriented companies were fortunate and able to “work-from-home,” many businesses were only able to proceed with skeleton crews or were forced to shut down completely. This caused substantial losses in revenue for many companies.

With no definite end in sight, the pandemic forced many employers to either temporarily reduce or permanently eliminate much of their workforce. This jarring impact was reflected in the Department of Labor’s weekly report that showed a huge spike in initial jobless claims for the week ending March 21st, rising from 282,000 to 3.3 million. The following week, the number of those seeking unemployment peaked at a record high of more than 6.8 million initial jobless claims. The total number of Americans that have filed initial claims for unemployment benefits over a 14-week period has reached 47 million. This surge in jobless claims caused the U.S. unemployment rate to spike from 4.4% in March to 14.7% in April. To put this in perspective, the highest unemployment rate reached during the Financial Crisis was 10% in October 2009. The positive news is that the trend in the weekly initial jobless claims number has steadily moved downward since the final week of March.

This spike in unemployment caused a huge decline in consumer spending, which is responsible for nearly 70% of the U.S. economy. According to the Bureau of Economic Analysis, spending fell -7.5% in March from the prior month and -12.6% in April. The lowest number ever previously recorded was a -2.1% contraction in January 1987. The National Bureau of Economic Research (NBER) also made the official announcement that the U.S. economy entered a recession in February. While many believed that it was inevitable, the Q1 GDP report showed a contraction of -5.0%. While there are various opinions on what is economically necessary to declare a recession, the NBER is tasked with making the official determination. According to the NBER, the recession was due to the “unprecedented magnitude of the decline in employment and production, and its broad reach across the entire economy.” This ended the longest economic expansion on record of 128 months.

THE OIL CRISIS

Buried beneath the coronavirus headlines was another major contributor to volatility in markets. During the second quarter, there was an ill-timed price war between oil producers Russia and Saudi Arabia. Just as demand for oil across the world was plummeting due to the COVID-19 global pandemic, Russia and Saudi Arabia could not come to an agreement on oil production cuts. Each country maintained their production levels, flooding the marketplace with supply. There was so much supply relative to demand that there was virtually no capacity to store oil. According to Reuters, near the end of April, there were more than 160 million barrels of crude oil in tankers. This was 60% more than the previous record.

In response to a lack of additional storage, oil futures contracts turned negative, reaching as low as -37.63. This meant that for the first-time ever, investors holding the contracts at expiration were paid to take delivery of oil. Under normal circumstances, lower oil prices would be great for consumers, as it reduced the price of gasoline to multi-decade lows. However, due to the lack of travel demand related to the COVID-19 pandemic, fewer consumers benefitted. In May, more people began traveling privately rather than using public transportation. This increase in fuel consumption, along with cuts from OPEC, helped reduce much of the excess supply that was available in April and boosted the price of West Texas Intermediate oil in May by 88%. Despite the one-month record price increase, WTI at the end of the second quarter remains down more than 35% year-to-date.

POSITIVE ECONOMIC SIGNS

A positive sign for the U.S. economy occurred with the release of the May Non-Farm payrolls report. This report showed an increase of 2.5 million jobs in the U.S., when consensus estimates predicted a loss of over -8.3 million jobs. It was the biggest monthly increase on record! This abrupt turnaround lowered the U.S. unemployment rate from 14.7% to 13.3% in May. The Bureau of Labor Statistics showed that the industries that provided the biggest gains included 1.2 million jobs being added in the leisure and hospitality industry, followed by more than 460,000 in construction. In June, the U.S. exceeded expectations by adding another 4.8 million jobs. This brought the unemployment rate down to 11.1%, putting the U.S. recovery well ahead of expectations. The sharp increase in job creation over the past two months could be a sign that this recession may potentially be much shorter than any other in history.

Managers of business around the country are also getting more optimistic. Manufacturing, as measured by the ISM Manufacturing PMI Index, jumped to 52.6 in June. This level rose from 43.1 in May and just 41.5 in April. A level below 50 indicates that the industry is contracting, where a level above 50 shows expansion. This dramatic shift back to growth was led by an increase in new orders, increased production, and an increase in prices.

HOW IS THIS IMPACTING PORTFOLIOS?

At Meeder, we manage investment solutions across different risk profiles and time horizons. These strategies utilize a multi-discipline/multi-factor approach that guide us in the allocation of our portfolios. Many of these solutions employ one or more of our core investment strategies that include Growth, Defensive Equity and Fixed Income.

GROWTH

Investment portfolios comprised of the Growth Strategy are more aggressive in their objective and typically remain invested in the stock market. The stock market reversed course from the lows experienced on March 23rd and moved higher to capture significant gains by the end of the second quarter. Russell small-cap and mid-cap indices, as well as the S&P 500 Index, each posted gains of more than 20%. This was primarily driven by the sharp rebound in payroll gains and optimism of the U.S. economic reopening after the COVID-19 shut

2020 Semiannual Report | June 30, 2020	Page 1

down. Significant volatility remained present throughout the quarter, but those investors that remained invested in the Growth Strategy were rewarded with some of the largest returns in our risk-based portfolios.

DEFENSIVE EQUITY

Portfolios that utilize the Defensive Equity Strategy utilize a rules-based and data-driven approach to determine the risk relative to the reward in the marketplace. Our equity exposure to the stock market is determined by our Investment Positioning System (IPS) models that compare REWARD relative to RISK in the stock market. If the REWARD value is greater than market RISK, our portfolios will be fully invested in the stock market. However, when the REWARD value is less than market RISK, we will adopt a defensive position.

Prior to the start of the second quarter, the S&P 500 Index experienced a -34% drawdown from its high on February 19th, to its low on March 23rd. The economic impact of the COVID-19 pandemic rocked the stock market as initial jobless claims spiked as high as 6.8 million in just one week, before gradually trending lower. A sharp increase in MARKET RISK identified by our IPS models indicated that we should have a target exposure of 30% to start the quarter.

Near the end of April, we increased the target stock market exposure to 46%, as short-term trend factors became more bullish, and the percentage of world markets trading above their 50-day moving average increased in the long-term model. Markets remained rangebound until the May non- farm payroll report showed that the U.S. added a record-high 2.5 million jobs when it was expected to lose more than -8.3 million. This helped boost the REWARD VALUE of the IPS model and MARKET RISK also steadily declined. This led us to increase the target exposure to the stock market to 62%. In early June, the IPS model identified MARKET RISK falling to a level not seen since before the COVID-19 pandemic began. In addition, a market breadth factor within the short- term model turned positive, as U.S. equities experienced widespread buying across a wide range of industries and sectors. This strong participation was a positive short-term sign for U.S. equities and increased the REWARD VALUE. These were the primary reasons the IPS guided us to increase our target stock market exposure to 82%. Investors became nervous over the last two weeks of June as the number of COVID-19 cases increased dramatically. Although the IPS model identified an increase in REWARD VALUE available in the marketplace, it was offset by an increase in MARKET RISK and we reduced our target equity exposure to the stock market back to 69% at the end of June.

FIXED INCOME

The Meeder Fixed Income Strategy tactically shifts portfolio exposure utilizing investment models. These models are designed to actively monitor the credit quality, emerging market debt exposure and the U.S. Treasury duration of the portfolio. Our fixed income models added significant value during the coronavirus-driven downturn earlier this year. Volatility and macroeconomic factors in our models turned uniformly negative in the middle of March, while momentum factors turned negative toward the end of the first quarter. This caused us to reduce our high-yield and emerging market exposure prior to the market meltdown in March. Momentum and volatility factors showed strength in high yield bonds, while macroeconomic factors are signaling potential weakness. In Emerging Markets, all factors were uniformly positive. In response to these factors signaling that market conditions improved, we slowly increased our exposure to High Yield and Emerging Market debt in our tactical portfolios over the last few weeks of the second quarter. We believe the Federal Reserve and global central banks are likely to stay accommodative, thereby providing additional support to these sectors.

LOOKING AHEAD

Medical personnel and researchers continue to collaborate with government officials, as they work to ensure the safety of residents, while trying to avoid shutting down the economy again. Many states are again tightening restrictions in response to COVID-19 cases continuing to flare up. The historic events that have already occurred in 2020 show just how much, and how quickly, the world can change. It is a reminder, that regardless of how things may appear, a black swan event could be just around the corner. As we continue to navigate the next phase of this new era, please know that we will continue to follow our time-tested and data-driven models, which were designed to remove emotion from the decision-making process.

Robert S. Meeder
President and CEO
Meeder Asset Management

Page 2	2020 Semiannual Report | June 30, 2020

Portfolio Composition

June 30, 2020

Muirfield Fund

Sector Concentration as of June 30, 2020	% of total common stocks
Information Technology	27.2%
Healthcare	19.6%
Consumer Discretionary	15.4%
Financials	9.4%
Communication Services	8.6%
Industrials	7.6%
Real Estate Investment Trust	3.5%
Energy	2.6%
Materials	2.5%
Consumer Staples	1.8%
Utilities	1.8%
Total	100.0%

As a percentage of total common stocks. Concentrations are subject to change.

Top 10 Holdings as of June 30, 2020	% of total net assets
Microsoft Corp.	4.7%
Apple, Inc.	4.5%
Amazon.com, Inc.	3.3%
Alphabet, Inc. - Class C	1.8%
Berkshire Hathaway, Inc. - Class B	1.6%
Facebook, Inc.	1.5%
Johnson & Johnson	1.4%
Home Depot, Inc./The	1.4%
JPMorgan Chase & Co.	1.2%
Mastercard, Inc.	1.0%

As a percentage of total net assets. Holdings exclude short-term investments and derivatives.

Asset Allocation as of June 30, 2020	% of total net assets
Common Stocks	85.6%
Money Market Registered Investment Companies	11.1%
Bank Obligations	0.1%
Other Assets/Liabilities (Net)	3.2%
Total	100.0%

As a percentage of total net assets. The Fund has invested in stock index futures contracts in order to equitize cash balances held in the Fund.

Spectrum Fund

Sector Concentration as of June 30, 2020	% of total common stocks
Information Technology	28.6%
Healthcare	20.7%
Consumer Discretionary	15.5%
Financials	8.8%
Industrials	7.5%
Communication Services	7.4%
Real Estate Investment Trust	3.5%
Consumer Staples	2.4%
Energy	2.1%
Materials	2.0%
Utilities	1.5%
Total Long	100.0%

As a percentage of total common stocks. Concentrations are subject to change.

Top 10 Holdings as of June 30, 2020	% of total net assets
Microsoft Corp.	4.9%
Apple, Inc.	4.8%
Amazon.com, Inc.	3.3%
Johnson & Johnson	1.8%
Alphabet, Inc. - Class C	1.7%
Home Depot, Inc./The	1.6%
Berkshire Hathaway, Inc. - Class B	1.5%
UnitedHealth Group, Inc.	1.5%
Merck & Co., Inc.	1.3%
Facebook, Inc.	1.3%

As a percentage of total net assets. Holdings exclude short-term investments and derivatives.

Asset Allocation as of June 30, 2020	% of total net assets
Common Stocks	81.3%
Money Market Registered Investment Companies	16.1%
Other Assets/Liabilities (Net)	2.6%
Total	100.0%

As a percentage of total net assets. The Fund has invested in stock index futures contracts in order to equitize cash balances held in the Fund.

Global Allocation Fund

Sector Concentration as of June 30, 2020	% of total common stocks
Information Technology	28.8%
Healthcare	19.9%
Consumer Discretionary	15.1%
Communication Services	9.0%
Financials	8.6%
Industrials	7.6%
Real Estate Investment Trust	3.6%
Energy	2.1%
Materials	2.1%
Utilities	1.8%
Consumer Staples	1.4%
Total	100.0%

As a percentage of total common stocks. Concentrations are subject to change.

Top 10 Holdings as of June 30, 2020	% of total net assets
iShares Core MSCI EAFE ETF	6.1%
Microsoft Corp.	2.5%
Apple, Inc.	2.4%
Amazon.com, Inc.	1.8%
iShares Core MSCI Emerging Markets ETF	1.5%
Xtrackers USD High Yield Corporate Bond ETF	1.0%
iShares Core U.S. Aggregate Bond ETF	1.0%
Alphabet, Inc. - Class C	1.0%
Vanguard Total Bond Market ETF	0.9%
Berkshire Hathaway, Inc. - Class B	0.8%

As a percentage of total net assets. Holdings exclude short-term investments and derivatives.

Asset Allocation as of June 30, 2020	% of total net assets
Common Stocks	44.8%
Equity Registered Investment Companies	7.5%
Fixed Income Registered Investment Companies	8.4%
Money Market Registered Investment Companies	32.6%
Bank Obligations	1.9%
U.S. Government Obligations	1.2%
Other Assets/Liabilities (Net)	3.6%
Total	100.0%

As a percentage of total net assets. The Fund has invested in stock index futures contracts in order to equitize cash balances held in the Fund.

Page 4	2020 Semiannual Report | June 30, 2020

Balanced Fund

Sector Concentration as of June 30, 2020	% of total common stocks
Information Technology	27.9%
Healthcare	19.4%
Consumer Discretionary	15.3%
Financials	9.2%
Communication Services	8.4%
Industrials	7.5%
Real Estate Investment Trust	3.5%
Energy	2.5%
Materials	2.4%
Consumer Staples	2.0%
Utilities	1.9%
Total	100.0%

As a percentage of total common stocks. Concentrations are subject to change.

Top 10 Holdings as of June 30, 2020	% of total net assets
Xtrackers USD High Yield Corporate Bond ETF	3.2%
Microsoft Corp.	3.0%
iShares Core U.S. Aggregate Bond ETF	2.9%
Apple, Inc.	2.9%
Vanguard Total Bond Market ETF	2.8%
iShares JP Morgan USD Emerging Markets Bond ETF	2.4%
Amazon.com, Inc.	2.1%
Baird Core Plus Bond Fund - Class I	1.9%
PGIM Total Return Bond Fund - Class R6	1.8%
Dodge & Cox Income Fund	1.6%

As a percentage of total net assets. Holdings exclude short-term investments and derivatives.

Asset Allocation as of June 30, 2020	% of total net assets
Common Stocks	53.9%
Fixed Income Registered Investment Companies	25.7%
Money Market Registered Investment Companies	15.3%
Bank Obligations	0.2%
U.S. Government Obligations	3.6%
Other Assets/Liabilities (Net)	1.3%
Total	100.0%

As a percentage of total net assets. The Fund has invested in stock index futures contracts in order to equitize cash balances held in the Fund.

Moderate Allocation Fund

Sector Concentration as of June 30, 2020	% of total common stocks
Information Technology	28.5%
Healthcare	19.7%
Consumer Discretionary	15.1%
Communication Services	8.8%
Financials	8.6%
Industrials	7.7%
Real Estate Investment Trust	3.5%
Energy	2.2%
Materials	2.2%
Consumer Staples	1.9%
Utilities	1.8%
Total	100.0%

As a percentage of total common stocks. Concentrations are subject to change.

Top 10 Holdings as of June 30, 2020	% of total net assets
Xtrackers USD High Yield Corporate Bond ETF	5.4%
iShares Core U.S. Aggregate Bond ETF	4.9%
Vanguard Total Bond Market ETF	4.7%
iShares JP Morgan USD Emerging Markets Bond ETF	3.9%
Baird Core Plus Bond Fund - Class I	3.3%
PGIM Total Return Bond Fund - Class R6	3.0%
Dodge & Cox Income Fund	2.7%
Segall Bryant & Hamill Plus Bond Fund - Class I	2.2%
U.S. Treasury Note, 2.25%, due 01/31/2024	2.1%
Microsoft Corp.	2.1%

As a percentage of total net assets. Holdings exclude short-term investments and derivatives.

Asset Allocation as of June 30, 2020	% of total net assets
Common Stocks	36.9%
Fixed Income Registered Investment Companies	43.2%
Money Market Registered Investment Companies	12.7%
Bank Obligations	0.2%
U.S. Government Obligations	6.1%
Other Assets/Liabilities (Net)	0.9%
Total	100.0%

As a percentage of total net assets. The Fund has invested in stock index futures contracts in order to equitize cash balances held in the Fund.

Conservative Allocation Fund

Sector Concentration as of June 30, 2020	% of total common stocks
Information Technology	28.9%
Healthcare	19.6%
Consumer Discretionary	15.0%
Financials	8.7%
Communication Services	8.7%
Industrials	7.6%
Real Estate Investment Trust	3.5%
Energy	2.2%
Materials	2.1%
Consumer Staples	1.9%
Utilities	1.8%
Total	100.0%

As a percentage of total common stocks. Concentrations are subject to change.

Top 10 Holdings as of June 30, 2020	% of total net assets
Xtrackers USD High Yield Corporate Bond ETF	7.5%
iShares Core U.S. Aggregate Bond ETF	6.9%
Vanguard Total Bond Market ETF	6.6%
iShares JP Morgan USD Emerging Markets Bond ETF	5.6%
Baird Core Plus Bond Fund - Class I	4.5%
PGIM Total Return Bond Fund - Class R6	4.2%
Dodge & Cox Income Fund	3.8%
Segall Bryant & Hamill Plus Bond Fund - Class I	3.2%
U.S. Treasury Note, 2.25%, due 01/31/2024	3.0%
Pioneer Bond Fund - Class Y	2.8%

As a percentage of total net assets. Holdings exclude short-term investments and derivatives.

Asset Allocation as of June 30, 2020	% of total net assets
Common Stocks	22.1%
Fixed Income Registered Investment Companies	60.9%
Money Market Registered Investment Companies	7.8%
U.S. Government Obligations	8.5%
Other Assets/Liabilities (Net)	0.7%
Total	100.0%

As a percentage of total net assets. The Fund has invested in stock index futures contracts in order to equitize cash balances held in the Fund.

2020 Semiannual Report | June 30, 2020	Page 5

Dynamic Allocation Fund

Sector Concentration as of June 30, 2020	% of total common stocks
Information Technology	28.4%
Healthcare	19.5%
Consumer Discretionary	15.2%
Financials	8.9%
Communication Services	8.6%
Industrials	7.7%
Real Estate Investment Trust	3.5%
Energy	2.3%
Materials	2.3%
Consumer Staples	1.9%
Utilities	1.7%
Total	100.0%

As a percentage of total common stocks. Concentrations are subject to change.

Top 10 Holdings as of June 30, 2020	% of total net assets
Microsoft Corp.	4.5%
Apple, Inc.	4.3%
Amazon.com, Inc.	3.0%
iShares JP Morgan USD Emerging Markets Bond ETF	2.3%
Xtrackers USD High Yield Corporate Bond ETF	2.3%
Alphabet, Inc. - Class C	1.7%
Berkshire Hathaway, Inc. - Class B	1.4%
Home Depot, Inc./The	1.3%
Facebook, Inc.	1.2%
Johnson & Johnson	1.2%

As a percentage of total net assets. Holdings exclude short-term investments and derivatives.

Asset Allocation as of June 30, 2020	% of total net assets
Common Stocks	79.4%
Money Market Registered Investment Companies	8.4%
Fixed Income Registered Investment Companies	4.6%
Equity Registered Investment Companies	0.5%
Bank Obligations	0.4%
Other Assets/Liabilities (Net)	6.7%
Total	100.0%

As a percentage of total net assets. The Fund has invested in stock index futures contracts in order to equitize cash balances held in the Fund.

Quantex Fund

Sector Concentration as of June 30, 2020	% of total common stocks
Consumer Discretionary	21.7%
Industrials	15.7%
Healthcare	12.1%
Information Technology	11.4%
Materials	9.3%
Financials	7.3%
Real Estate Investment Trust	7.2%
Energy	6.5%
Consumer Staples	3.6%
Utilities	2.9%
Communication Services	2.3%
Total	100.0%

As a percentage of total common stocks. Concentrations are subject to change.

Top 10 Holdings as of June 30, 2020	% of total net assets
E*TRADE Financial Corp.	1.6%
Perrigo Co. PLC	1.5%
DaVita, Inc.	1.5%
PerkinElmer, Inc.	1.4%
F5 Networks, Inc.	1.4%
ABIOMED, Inc.	1.4%
Quanta Services, Inc.	1.4%
Prestige Consumer Healthcare, Inc.	1.3%
Fortune Brands Home & Security	1.3%
Juniper Networks, Inc.	1.3%

As a percentage of total net assets. Holdings exclude short-term investments and derivatives.

Asset Allocation as of June 30, 2020	% of total net assets
Common Stocks	91.7%
Money Market Registered Investment Companies	2.3%
Bank Obligations	2.0%
Other Assets/Liabilities (Net)	4.0%
Total	100.0%

As a percentage of total net assets. The Fund has invested in stock index futures contracts in order to equitize cash balances held in the Fund.

Total Return Bond Fund

Fixed Income Sector Concentration as of June 30, 2020	% of total fixed income securities
Core Intermediate-Term	62.6%
U.S. Government	18.5%
Emerging Markets Debt	11.4%
High-Yield	7.5%
Total	100.0%

As a percentage of total fixed income securities. Concentrations are subject to change.

Top 10 Holdings as of June 30, 2020	% of total net assets
iShares Core U.S. Aggregate Bond ETF	10.0%
Vanguard Total Bond Market ETF	9.6%
iShares JP Morgan USD Emerging Markets Bond ETF	8.0%
Baird Core Plus Bond Fund - Class I	7.5%
U.S. Treasury Note, 2.25%, due 01/31/2024	6.0%
PGIM Total Return Bond Fund - Class R6	6.0%
Dodge & Cox Income Fund	5.9%
Segall Bryant & Hamill Plus Bond Fund - Class I	5.1%
Xtrackers USD High Yield Corporate Bond ETF	4.8%
Pioneer Bond Fund - Class Y	4.5%

As a percentage of total net assets. Holdings exclude short-term investments and derivatives.

Page 6	2020 Semiannual Report | June 30, 2020

Prime Money Market Fund

Sector Concentration as of June 30, 2020	% of total net assets
Commercial Paper	22.0%
Repurchase Agreements	17.8%
Money Market Registered Investment Companies	16.3%
U.S. Government and Agency Obligations	15.7%
Corporate Obligations	11.3%
Certificates of Deposit	10.8%
Bank Obligations	4.7%
Variable Rate Demand Notes	1.4%
Total	100.0%

As a percentage of total net assets. Concentrations are subject to change.

Top 10 Holdings as of June 30, 2020	% of total net assets
Morgan Stanley Institutional Liquidity Government Fund, 0.05%	16.3%
South Street Repo, 0.13%, due 7/1/2020	13.7%
INTL FCStone Repo, 0.26%, due 7/1/2020	4.1%
Anglesea Funding, 0.25%, 7/1/2020	3.4%
Santander UK PLC, 0.07%, 7/1/2020	2.7%
Credit Suisse AG/New York, NY, 1.01%, 7/7/2020	2.7%
Toyota Motor Credit Corp., 0.48%, 10/23/2020	1.4%
Wells Fargo Bank N.A., 0.40%, 7/15/2020	1.4%
Royal Bank of Canada, 0.43%, 7/23/2020	1.4%
Federal Agricultural Mortgage Corp., 0.17%, 2/10/2021	1.4%

As a percentage of total net assets.

Institutional Prime Money Market Fund

Sector Concentration as of June 30, 2020	% of total net assets
Commercial Paper	25.4%
U.S. Government and Agency Obligations	21.7%
Repurchase Agreements	18.4%
Corporate Obligations	16.2%
Certificates of Deposit	9.4%
Money Market Registered Investment Companies	6.6%
Variable Rate Demand Notes	1.7%
Bank Obligations	0.6%
Total	100.0%

As a percentage of total net assets. Concentrations are subject to change.

Top 10 Holdings as of June 30, 2020	% of total net assets
South Street Repo, 0.11%, 7/1/2020	7.3%
INTL FCStone Repo, 0.26%, 7/1/2020	7.3%
Morgan Stanley Institutional Liquidity Government Fund, 0.05%	6.6%
South Street Repo, 0.13%, 7/1/2020	3.7%
Credit Suisse AG/New York, NY, 0.38%, 9/8/2020	3.5%
Santander UK PLC, 0.07%, 7/1/2020	3.3%
Anglesea Funding, 0.25%, 7/1/2020	3.2%
Toyota Motor Credit Corp., 0.48%, 10/23/2020	2.4%
Federal Home Loan Bank, 0.31%, 4/13/2021	1.8%
Paccar Financial Corp., 0.64%, 11/13/2020	1.8%

As a percentage of total net assets.

2020 Semiannual Report | June 30, 2020	Page 7

2020 Semiannual Report
Fund Holdings & Financial Statements

Schedule of Investments
June 30, 2020 (unaudited)

Muirfield Fund
Security Description	Shares, Contracts or Principal Amount ($)	Fair Value ($)(1)
Common Stocks — 85.6%
Communication Services — 7.4%
Activision Blizzard, Inc.	13,951	1,058,881
Alphabet, Inc. - Class A (2)	1,334	1,891,679
Alphabet, Inc. - Class C (2)	6,973	9,857,103
AMC Entertainment Holdings, Inc.	3,114	13,359
AT&T, Inc.	161,665	4,887,133
Cable One, Inc.	49	86,968
Cinemark Holdings, Inc.	3,370	38,924
Comcast Corp. - Class A	50,283	1,960,031
Cumulus Media, Inc. (2)	304	1,201
Electronic Arts, Inc. (2)	14,316	1,890,428
EverQuote, Inc. (2)	276	16,052
Facebook, Inc. (2)	35,386	8,035,099
Frontier Communications Corp. (2)(3)	13,822	1,348
Glu Mobile, Inc. (2)	3,604	33,409
Gray Television, Inc. (2)	3,553	49,564
Lee Enterprises, Inc. (2)	8,976	8,796
Liberty TripAdvisor Holdings, Inc. (2)	11,297	24,063
Lions Gate Entertainment Corp. Class A (2)	2,270	16,821
Marcus Corp./The	7,790	103,373
MDC Partners, Inc. (2)	3,032	6,307
National CineMedia, Inc.	1,187	3,525
Netflix, Inc. (2)	3,864	1,758,275
Pinterest, Inc. (2)	4,238	93,956
Spotify Technology SA (2)	2,268	585,575
Telephone and Data Systems, Inc.	8,573	170,431
T-Mobile US, Inc.	25,667	2,673,218
Tribune Publishing Co.	804	8,032
Verizon Communications, Inc.	87,131	4,803,532
		40,077,083

Consumer Discretionary — 13.2%
1-800-Flowers.com, Inc. (2)	2,763	55,315
Amazon.com, Inc. (2)	6,575	18,139,242
Aptiv PLC	30	2,338
Aramark	5,469	123,435
AutoZone, Inc. (2)	447	504,270
Best Buy Co., Inc.	20,264	1,768,439
Big Lots, Inc.	2,864	120,288
Boyd Gaming Corp.	1,682	35,154
Brinker International, Inc.	2,998	71,952
Caleres, Inc.	2,432	20,283
Camping World Holdings, Inc.	5,365	145,713
Capri Holdings, Ltd. (2)	483	7,549
Chipotle Mexican Grill, Inc. (2)	895	941,862
Crocs, Inc. (2)	2,919	107,478

Muirfield Fund
Security Description	Shares, Contracts or Principal Amount ($)	Fair Value ($)(1)
Common Stocks — continued
Dana, Inc.	5,393	65,741
Dave & Buster’s Entertainment	1,619	21,581
Deckers Outdoor Corp. (2)	4,440	871,972
Designer Brands, Inc.	1,289	8,727
Dollar General Corp.	9,949	1,895,384
Dollar Tree, Inc. (2)	2,614	242,266
Domino’s Pizza, Inc.	1,523	562,657
DR Horton, Inc.	22,456	1,245,185
Duluth Holdings, Inc. - Class B (2)	8,676	63,942
eBay, Inc.	24,223	1,270,496
Everi Holdings, Inc. (2)	4,852	25,036
Extended Stay America, Inc.	4,685	52,425
Fiesta Restaurant Group, Inc. (2)	3,189	20,346
Ford Motor Co.	25,611	155,715
Fox Factory Holding Corp. (2)	839	69,310
Garmin, Ltd.	10,416	1,015,560
General Motors Co.	97,120	2,457,136
Gentex Corp.	19,713	508,004
Greenlane Holdings, Inc. (2)	227	903
Hanesbrands, Inc.	5,652	63,811
Harley-Davidson, Inc.	34,989	831,689
Home Depot, Inc./The	30,303	7,591,205
Installed Building Products In (2)	207	14,237
International Game Technology	12,794	113,867
KB Home	7,144	219,178
Kirkland’s, Inc. (2)	7,121	19,298
Lands’ End, Inc. (2)	2,810	22,592
Las Vegas Sands Corp.	7,642	348,017
LCI Industries	3,376	388,172
Lear Corp.	3,555	387,566
Lennar Corp.	16,739	1,031,457

LKQ Corp. (2)	19,619	514,018
Lowe’s Cos., Inc.	29,065	3,927,263
Lululemon Athletica, Inc. (2)	2,593	809,042
M/I Homes, Inc. (2)	371	12,777
Malibu Boats, Inc. (2)	3,004	156,058
McDonald’s Corp.	23,588	4,351,278
Meritage Homes Corp. (2)	1,512	115,093
MGM Resorts International	5,176	86,957
Murphy USA, Inc. (2)	1,337	150,533
NIKE, Inc. - Class B	47,180	4,625,999
NVR, Inc. (2)	248	808,170
Office Depot, Inc.	21,764	51,145
O’Reilly Automotive, Inc. (2)	1,081	455,825
Papa John’s International, Inc.	302	23,982
Party City Holdco, Inc. (2)	2,751	4,099

The accompanying notes are an integral part of these financial statements

2020 Semiannual Report | June 30, 2020	Page 9

Schedule of Investments
June 30, 2020 (unaudited)

Muirfield Fund
Security Description	Shares, Contracts or Principal Amount ($)	Fair Value ($)(1)
Common Stocks — continued
Penn National Gaming, Inc. (2)	3,547	108,325
PetMed Express, Inc.	470	16,751
Polaris, Inc.	229	21,194
PulteGroup, Inc.	29,363	999,223
Qurate Retail, Inc. (2)	5,710	54,245
Ralph Lauren Corp.	4,472	324,309
RCI Hospitality Holdings, Inc.	3,310	45,877
Red Robin Gourmet Burgers, Inc. (2)	3,194	32,579
Red Rock Resorts, Inc.	2,983	32,545
Rent-A-Center, Inc./TX	26,665	741,820
RH (2)	2,548	634,197
Ross Stores, Inc.	3,184	271,404
Rubicon Project, Inc./The (2)	207	1,381
Sleep Number Corp. (2)	1,000	41,640
Sportsman’s Warehouse Holdings (2)	3,637	51,827
Stamps.com, Inc. (2)	680	124,909
Starbucks Corp.	2,299	169,183
Stoneridge, Inc. (2)	1,396	28,841
Sturm Ruger & Co., Inc.	790	60,040
Target Corp.	12,459	1,494,208
Tesla, Inc. (2)	2,542	2,744,877
Texas Roadhouse, Inc.	1,326	69,708
Thor Industries, Inc.	8,898	947,904
Tile Shop Holdings, Inc.	4,409	5,732
Tilly’s, Inc. - Class A	2,896	16,420
TopBuild Corp. (2)	1,328	151,087
Town Sports International Holdings, Inc. (2)	4,612	2,490
Tractor Supply Co.	330	43,491
Tupperware Brands Corp.	1,540	7,315
Urban Outfitters, Inc. (2)	388	5,905
Vista Outdoor, Inc. (2)	464	6,705
Waitr Holdings, Inc. (2)	3,173	8,345
Wendy’s Co./The	159	3,463
Williams-Sonoma, Inc.	4,242	347,886
Wingstop, Inc.	1,147	159,399
Winnebago Industries, Inc.	10,390	692,182
Yum China Holdings, Inc.	9,559	459,501
Yum! Brands, Inc.	9,394	816,433
Zumiez, Inc. (2)	3,596	98,458
		71,560,831

Consumer Staples — 1.5%
Alico, Inc.	344	10,719
Coca-Cola Co./The	40,973	1,830,674
Conagra Brands, Inc.	4,087	143,740
General Mills, Inc.	36,642	2,258,979

Muirfield Fund
Security Description	Shares, Contracts or Principal Amount ($)	Fair Value ($)(1)
Common Stocks — continued
Ingredion, Inc.	125	10,375
John B Sanfilippo & Son, Inc.	152	12,970
Kraft Heinz Co./The	6,211	198,069
Kroger Co./The	14,959	506,362
Molson Coors Beverage Co. - Class B	20,189	693,694
Nu Skin Enterprises, Inc.	1,035	39,568
Oil-Dri Corp. of America	401	13,915
PepsiCo, Inc.	9,990	1,321,277
Performance Food Group Co. (2)	2,646	77,104
Philip Morris International, Inc.	11,049	774,093
Rite Aid Corp. (2)	906	15,456
SpartanNash Co.	3,032	64,430
Tyson Foods, Inc.	888	53,022
United Natural Foods, Inc. (2)	1,608	29,282
Walgreens Boots Alliance, Inc.	3,438	145,737
		8,199,466

Energy — 2.2%
Amplify Energy Corp.	7,061	8,685
Antero Resources Corp. (2)	2,320	5,893
Apache Corp.	3,592	48,492
Arch Resources, Inc.	360	10,228
Archrock, Inc.	2,110	13,694
Ardmore Shipping Corp.	5,764	25,016
Baker Hughes Co.	23,996	369,298
Bonanza Creek Energy, Inc. (2)	228	3,379
Brigham Minerals, Inc.	2,883	35,605
Cabot Oil & Gas Corp.	8,982	154,311
Cactus, Inc.	5,139	106,018
California Resources Corp. (2)(3)	4,424	5,397
Centennial Resource Developmen (2)	921	820
Chaparral Energy, Inc. (2)	2,753	1,784
Chesapeake Energy Corp. (2)	717	3,513
Chevron Corp.	37,791	3,372,091
CNX Resources Corp. (2)	795	6,877
Concho Resources, Inc.	4,528	233,192
ConocoPhillips	28,417	1,194,082
Continental Resources, Inc./OK (2)	2,042	35,796
Delek US Holdings, Inc.	1,248	21,728
DHT Holdings, Inc.	2,432	12,476
Diamondback Energy, Inc.	903	37,763
Dorian LPG, Ltd. (2)	2,050	15,867
EOG Resources, Inc.	11,123	563,491
EQT Corp.	3,429	40,805
Exterran Corp. (2)	1,792	9,659
Extraction Oil & Gas, Inc. (2)	4,625	560

The accompanying notes are an integral part of these financial statements

Page 10	2020 Semiannual Report | June 30, 2020

Schedule of Investments
June 30, 2020 (unaudited)

Muirfield Fund
Security Description	Shares, Contracts or Principal Amount ($)	Fair Value ($)(1)
Common Stocks — continued
Exxon Mobil Corp.	17,129	766,009
Frank’s International NV (2)	10,240	22,835
Hallador Energy Co.	6,197	4,059
Helmerich & Payne, Inc.	9,320	181,833
Hess Corp.	1,488	77,093
HollyFrontier Corp.	6,695	195,494
International Seaways, Inc.	1,940	31,700
Kinder Morgan, Inc.	28,716	435,622
Laredo Petroleum, Inc. (2)	244	3,382
Matador Resources Co. (2)	1,063	9,036
Nabors Industries, Ltd.	344	12,735
National Oilwell Varco, Inc.	2,696	33,026
NexTier Oilfield Solutions, Inc. (2)	4,369	10,704
Nine Energy Service, Inc. (2)	576	1,123
Nordic American Tankers, Ltd.	1,043	4,235
Oasis Petroleum, Inc. (2)	4,557	3,418
Oceaneering International, Inc. (2)	2,616	16,716
Par Pacific Holdings, Inc. (2)	3,558	31,986
Patterson-UTI Energy, Inc.	4,541	15,757
PDC Energy, Inc. (2)	3,123	38,850
Peabody Energy Corp.	2,730	7,862
Penn Virginia Corp. (2)	4,768	45,439
Phillips 66	14,629	1,051,825
Pioneer Natural Resources Co.	4,345	424,507
Profire Energy, Inc. (2)	100	84
ProPetro Holding Corp. (2)	9,345	48,033
Range Resources Corp.	3,493	19,666
Renewable Energy Group, Inc. (2)	2,033	50,378
Rosehill Resources, Inc. (2)(3)	1,800	1,299
Schlumberger, Ltd.	17,710	325,687
Southwestern Energy Co. (2)	8,113	20,769
Superior Energy Services, Inc. (2)	1,242	1,416
Talos Energy, Inc. (2)	699	6,431
Teekay Corp. (2)	3,537	8,489
Valero Energy Corp.	20,661	1,215,280
Whiting Petroleum Corp. (2)	2,438	2,755
Williams Cos., Inc./The	20,606	391,926
World Fuel Services Corp.	4,467	115,070
WPX Energy, Inc. (2)	11,940	76,177
		12,045,226

Financials — 8.0%
AGNC Investment Corp.	11,613	149,808
Allstate Corp./The	34,856	3,380,683
American Equity Investment Life	159	3,929
American Express Co.	15,919	1,515,489

Muirfield Fund
Security Description	Shares, Contracts or Principal Amount ($)	Fair Value ($)(1)
Common Stocks — continued
Ameriprise Financial, Inc.	3,716	557,549
Artisan Partners Asset Managem	9,168	297,960
Bank of America Corp.	204,656	4,860,580
Berkshire Hathaway, Inc. Class B (2)	47,764	8,526,352
Blackstone Mortgage Trust, Inc.	3,025	72,872
Cannae Holdings, Inc. (2)	6,066	249,313
Capital Bancorp, Inc. (2)	236	2,525
Cathay General Bancorp	1,725	45,368
Central Valley Community Banco	391	6,017
Charles Schwab Corp./The	370	12,484
Citigroup, Inc.	3,997	204,247
Citizens Financial Group, Inc.	1,803	45,508
Civista Bancshares, Inc.	918	14,137
CNO Financial Group, Inc.	1,663	25,893
Colony Credit Real Estate, Inc.	42	295
Cullen/Frost Bankers, Inc.	2,179	162,793
Curo Group Holdings Corp.	6,958	56,847
CVB Financial Corp.	1,556	29,159
Diamond Hill Investment Group	61	6,934
Donegal Group, Inc.	95	1,351
East West Bancorp, Inc.	2,432	88,136
Ellington Financial, Inc.	388	4,571
Encore Capital Group, Inc. (2)	393	13,433
Enterprise Financial Services	319	9,927
Equitable Holdings, Inc.	11,092	213,965
Esquire Financial Holdings, Inc. (2)	21	355
Essent Group, Ltd.	2,818	102,209
Farmers National Banc Corp.	369	4,376
Fidelity National Financial, Inc.	26,292	806,113
Fifth Third Bancorp	26,398	508,953
First American Financial Corp.	10,724	514,966
First Citizens BancShares, Inc./	86	34,832
First Financial Corp./IN	3,833	141,208
First Interstate BancSystem In	3,340	103,406
First Republic Bank/CA	95	10,069
FirstCash, Inc.	8,990	606,645
FNB Corp./PA	9,571	71,783
FNCB Bancorp, Inc.	134	771
Glacier Bancorp, Inc.	4,252	150,053
Goosehead Insurance, Inc. (2)	2,001	150,395
Great Ajax Corp.	4,942	45,466
GWG Holdings, Inc. (2)	406	3,114
HBT Financial, Inc.	2,869	38,244
Heritage Commerce Corp.	1,273	9,554
Hilltop Holdings, Inc.	12,261	226,215
HomeStreet, Inc.	2,036	50,106

The accompanying notes are an integral part of these financial statements

2020 Semiannual Report | June 30, 2020	Page 11

Schedule of Investments
June 30, 2020 (unaudited)

Muirfield Fund
Security Description	Shares, Contracts or Principal Amount ($)	Fair Value ($)(1)
Common Stocks — continued
Houlihan Lokey, Inc.	1,121	62,372
International Bancshares Corp.	1,955	62,599
INTL. FCStone, Inc. (2)	3,062	168,410
JPMorgan Chase & Co.	67,792	6,376,516
Kinsale Capital Group, Inc.	984	152,727
KKR Real Estate Finance Trust	10,248	169,912
Ladder Capital Corp.	12,583	101,922
Lakeland Bancorp, Inc.	1,302	14,882
LCNB Corp.	214	3,415
LPL Financial Holdings, Inc.	85	6,664
M&T Bank Corp.	1,272	132,250
MarketAxess Holdings, Inc.	1,406	704,294
Marsh & McLennan Cos., Inc.	1,612	173,080
Medley Management, Inc. - Class A (2)	2,343	1,809
MetLife, Inc.	16,901	617,225
Metrocity Bankshares, Inc.	4,060	58,180
Mid Penn Bancorp, Inc.	2	37
MMA Capital Holdings, Inc. (2)	353	8,161
MSCI, Inc.	2,100	701,022
National General Holdings Corp.	2,473	53,442
NI Holdings, Inc. (2)	138	2,038
Nicolet Bankshares, Inc. (2)	174	9,535
Northrim BanCorp, Inc.	2,669	67,099
OceanFirst Financial Corp.	1,496	26,374
Ocwen Financial Corp. (2)	2,941	1,953
Oppenheimer Holdings, Inc.	7,842	170,877
Pacific Premier Bancorp, Inc.	6,784	147,077
Park National Corp.	873	61,442
PCB Bancorp	173	1,782
PennyMac Financial Services, Inc. - Class A	12,735	532,196
People’s United Financial, Inc.	360	4,165
PJT Partners, Inc.	3,123	160,335
PNC Financial Services Group I	1,943	204,423
Popular, Inc.	21,916	814,618
Progressive Corp./The	4,667	373,873
ProSight Global, Inc. (2)	1,145	10,191
Prosperity Bancshares, Inc.	4,286	254,503
Prudential Financial, Inc.	29,248	1,781,203
Pzena Investment Management In	8,002	43,531
QCR Holdings, Inc.	1,581	49,296
Radian Group, Inc.	5,787	89,756
RBB Bancorp	9,372	127,928
Regions Financial Corp.	67,971	755,838
Shore Bancshares, Inc.	386	4,281
Signature Bank/New York NY	5,294	566,034
Silvercrest Asset Management Group, Inc.	155	1,970

Muirfield Fund
Security Description	Shares, Contracts or Principal Amount ($)	Fair Value ($)(1)
Common Stocks — continued
Simmons First National Corp.	5,856	100,196
South State Corp.	255	12,153
Starwood Property Trust, Inc.	3,366	50,355
State Street Corp.	10,923	694,157
Stewart Information Services C	13,933	452,962
Summit Financial Group, Inc.	1,258	20,732
SVB Financial Group (2)	1,186	255,619
TriCo Bancshares	1,273	38,763
Truist Financial Corp.	20,632	774,732
United Community Banks, Inc./GA	392	7,887
Valley National Bancorp	11,602	90,728
Walker & Dunlop, Inc.	2,528	128,448
Wells Fargo & Co.	28,805	737,408
Western Alliance Bancorp	3,690	139,740
		43,472,075

Healthcare — 16.8%
Abbott Laboratories	15,910	1,454,651
AbbVie, Inc.	45,997	4,515,985
Acceleron Pharma, Inc. (2)	2,494	237,603
AcelRx Pharmaceuticals, Inc. (2)	9,001	10,891
Addus HomeCare Corp. (2)	496	45,910
Aduro Biotech, Inc. (2)	3,423	7,907
Adverum Biotechnologies, Inc. (2)	1,302	27,186
Affimed NV (2)	5,071	23,403
Agilent Technologies, Inc.	15,306	1,352,591
Akcea Therapeutics, Inc. (2)	265	3,631
Akebia Therapeutics, Inc. (2)	4,622	62,767
Alector, Inc. (2)	2,353	57,507
Alexion Pharmaceuticals, Inc. (2)	8,675	973,682
Align Technology, Inc. (2)	1,197	328,505
Alkermes PLC (2)	8,387	162,750
Alnylam Pharmaceuticals, Inc. (2)	1,856	274,892
Amedisys, Inc. (2)	440	87,358
AmerisourceBergen Corp.	7,924	798,501
Amgen, Inc.	20,624	4,864,377
Amicus Therapeutics, Inc. (2)	6,388	96,331
Amneal Pharmaceuticals, Inc. (2)	10,215	48,623
Anthem, Inc.	3,715	976,971
Apellis Pharmaceuticals, Inc. (2)	2,090	68,259
Applied Therapeutics, Inc. (2)	653	23,606
Arcus Biosciences, Inc. (2)	447	11,059
Ardelyx, Inc. (2)	3,159	21,860
Arena Pharmaceuticals, Inc. (2)	1,070	67,357
Arrowhead Pharmaceuticals, Inc. (2)	1,119	48,330
Arvinas, Inc. (2)	2,384	79,959

The accompanying notes are an integral part of these financial statements

Page 12	2020 Semiannual Report | June 30, 2020

Schedule of Investments
June 30, 2020 (unaudited)

Muirfield Fund
Security Description	Shares, Contracts or Principal Amount ($)	Fair Value ($)(1)
Common Stocks — continued
Assembly Biosciences, Inc. (2)	433	10,098
Assertio Holdings, Inc. (2)	14,489	12,417
Avantor, Inc. (2)	10,178	173,026
Avrobio, Inc. (2)	1,353	23,610
Axsome Therapeutics, Inc. (2)	819	67,387
Baxter International, Inc.	12,090	1,040,949
Becton Dickinson and Co.	2,626	628,323
Beyondspring, Inc. (2)	1,015	15,306
BioDelivery Sciences Internati (2)	17,183	74,918
Biogen, Inc. (2)	3,708	992,075
BioMarin Pharmaceutical, Inc. (2)	6,538	806,397
Bio-Rad Laboratories, Inc. - Class A (2)	595	268,637
BioSpecifics Technologies Corp. (2)	1,035	63,425
Bioxcel Therapeutics, Inc. (2)	473	25,074
Bridgebio Pharma, Inc. (2)	692	22,566
Bristol-Myers Squibb Co.	63,774	3,749,911
Cardinal Health, Inc.	9,806	511,775
Catalent, Inc. (2)	9,679	709,471
Catalyst Pharmaceuticals, Inc. (2)	8,336	38,512
Celcuity, Inc. (2)	720	4,990
Centene Corp. (2)	9,342	593,684
Centogene NV (2)	1,416	32,398
Cerecor, Inc. (2)	1,721	4,475
Cerner Corp.	28,215	1,934,138
Charles River Laboratories Int (2)	345	60,151
Chemed Corp.	1,417	639,166
ChemoCentryx, Inc. (2)	1,900	109,326
Cigna Corp.	5,940	1,114,641
Coherus Biosciences, Inc. (2)	1,541	27,522
Collegium Pharmaceutical, Inc. (2)	1,146	20,055
Constellation Pharmaceuticals (2)	1,190	35,760
Cortexyme, Inc. (2)	136	6,297
Cue Biopharma, Inc. (2)	3,007	73,702
CVS Health Corp.	23,304	1,514,061
CytomX Therapeutics, Inc. (2)	1,616	13,461
DaVita, Inc. (2)	5,725	453,077
Deciphera Pharmaceuticals, Inc. (2)	812	48,493
Denali Therapeutics, Inc. (2)	27	653
DexCom, Inc. (2)	1,449	587,425
Dynavax Technologies Corp. (2)	2,291	20,321
Edwards Lifesciences Corp. (2)	12,999	898,361
Elanco Animal Health, Inc. Contingent Value Rights (2)(8)	3,328	—
Eli Lilly and Co.	23,255	3,818,006
Eloxx Pharmaceuticals, Inc. (2)	893	2,706
Emergent BioSolutions, Inc. (2)	2,846	225,062
Encompass Health Corp.	4,218	261,221

Muirfield Fund
Security Description	Shares, Contracts or Principal Amount ($)	Fair Value ($)(1)
Common Stocks — continued
Endo International PLC (2)	9,342	32,043
Enochian Biosciences, Inc. (2)	367	1,545
Ensign Group, Inc./The	609	25,487
Exact Sciences Corp. (2)	2,744	238,563
Exelixis, Inc. (2)	9,326	221,399
Fate Therapeutics, Inc. (2)	2,424	83,167
Fennec Pharmaceuticals, Inc. (2)	1,310	10,939
Fulcrum Therapeutics, Inc. (2)	1,161	21,235
GenMark Diagnostics, Inc. (2)	1,604	23,595
Gilead Sciences, Inc.	34,673	2,667,741
Hill-Rom Holdings, Inc.	4,482	492,034
HMS Holdings Corp. (2)	6,887	223,070
Horizon Therapeutics Plc (2)	4,168	231,657
Humana, Inc.	6,452	2,501,763
Illumina, Inc. (2)	126	46,664
ImmunoGen, Inc. (2)	5,650	25,990
Immunomedics, Inc. (2)	3,883	137,614
Inovio Pharmaceuticals, Inc. (2)	2,324	62,632
Insmed, Inc. (2)	149	4,103
Intellia Therapeutics, Inc. (2)	1,761	37,016
Invitae Corp. (2)	932	28,230
Iovance Biotherapeutics, Inc. (2)	3,728	102,334
iRhythm Technologies, Inc. (2)	313	36,274
Jazz Pharmaceuticals PLC (2)	1,190	131,305
Johnson & Johnson	54,314	7,638,178
Jounce Therapeutics, Inc. (2)	1,893	13,062
Kadmon Holdings, Inc. (2)	5,647	28,913
Karyopharm Therapeutics, Inc. (2)	52	985
Kiniksa Pharmaceuticals, Ltd. (2)	392	9,988
Kodiak Sciences, Inc. (2)	763	41,294
Krystal Biotech, Inc. (2)	238	9,858
Kura Oncology, Inc. (2)	2,121	34,572
LHC Group, Inc. (2)	666	116,097
MacroGenics, Inc. (2)	1,566	43,723
Marinus Pharmaceuticals, Inc. (2)	4,152	10,546
Masimo Corp. (2)	1,783	406,506
McKesson Corp.	4,469	685,634
Medtronic PLC	52,130	4,780,321
Merck & Co., Inc.	62,539	4,836,141
Meridian Bioscience, Inc. (2)	1,273	29,648
Mersana Therapeutics, Inc. (2)	3,775	88,335
Moderna, Inc. (2)	4,410	283,166
Molecular Templates, Inc. (2)	2,293	31,620
Molina Healthcare, Inc. (2)	1,210	215,356
Momenta Pharmaceuticals, Inc. (2)	3,090	102,804
Morphic Holding, Inc. (2)	485	13,119

The accompanying notes are an integral part of these financial statements

2020 Semiannual Report | June 30, 2020	Page 13

Schedule of Investments
June 30, 2020 (unaudited)

Muirfield Fund
Security Description	Shares, Contracts or Principal Amount ($)	Fair Value ($)(1)
Common Stocks — continued
Mylan NV (2)	3,634	58,435
MyoKardia, Inc. (2)	1,138	109,954
Myriad Genetics, Inc. (2)	1,881	21,331
Natera, Inc. (2)	1,914	95,432
Neurocrine Biosciences, Inc. (2)	3,861	471,042
NextGen Healthcare, Inc. (2)	4,030	44,249
Novavax, Inc. (2)	625	52,094
Odonate Therapeutics, Inc. (2)	787	33,322
Oncocyte Corp. (2)	1,737	3,318
Oncternal Therapeutics, Inc. (2)	933	2,650
OPKO Health, Inc. (2)	9,485	32,344
Organogenesis Holdings, Inc. (2)	1,572	6,036
Osmotica Pharmaceuticals PLC (2)	5,075	34,155
Owens & Minor, Inc.	2,656	20,239
Palatin Technologies, Inc. (2)	15,630	8,003
PDL BioPharma, Inc.	8,245	23,993
Perrigo Co. PLC	10,513	581,054
Pfenex, Inc. (2)	1,950	16,283
Pfizer, Inc.	99,536	3,254,827
Phibro Animal Health Corp. - Class A	4,274	112,278
Phreesia, Inc. (2)	2,483	70,219
PRA Health Sciences, Inc. (2)	1,788	173,955
Precigen, Inc. (2)(3)	4,149	20,704
Principia Biopharma, Inc. (2)	1,225	73,243
Providence Service Corp./The (2)	58	4,577
PTC Therapeutics, Inc. (2)	1,615	81,945
Puma Biotechnology, Inc. (2)	714	7,447
Quest Diagnostics, Inc.	2,370	270,085
Quidel Corp. (2)	523	117,016
Recro Pharma, Inc.	4,364	19,856
Regeneron Pharmaceuticals, Inc. (2)	2,007	1,251,666
Replimune Group, Inc. (2)	575	14,289
ResMed, Inc.	4,467	857,664
Rigel Pharmaceuticals, Inc. (2)	7,307	13,372
Sangamo Therapeutics, Inc. (2)	1,261	11,299
Scholar Rock Holding Corp. (2)	917	16,699
Seattle Genetics, Inc. (2)	3,158	536,607
Seres Therapeutics, Inc. (2)	715	3,403
Simulations Plus, Inc.	143	8,554
Sorrento Therapeutics, Inc. (2)(3)	3,362	21,113
STERIS PLC	6,433	987,080
Strongbridge Biopharma PLC (2)	4,580	17,312
Surgery Partners, Inc. (2)	305	3,529
Sutro Biopharma, Inc. (2)	1,403	10,887
Tandem Diabetes Care, Inc. (2)	1,814	179,441
Teladoc Health, Inc. (2)	1,489	284,161

Muirfield Fund
Security Description	Shares, Contracts or Principal Amount ($)	Fair Value ($)(1)
Common Stocks — continued
Tenet Healthcare Corp. (2)	5,404	97,866
TG Therapeutics, Inc. (2)	2,445	47,629
Theravance Biopharma, Inc. (2)	321	6,738
Thermo Fisher Scientific, Inc.	5,032	1,823,295
Translate Bio, Inc. (2)	1,357	24,317
Turning Point Therapeutics, Inc. (2)	303	19,571
Ultragenyx Pharmaceutical, Inc. (2)	293	22,918
United Therapeutics Corp. (2)	3,247	392,887
UnitedHealth Group, Inc.	16,680	4,919,766
Vanda Pharmaceuticals, Inc. (2)	1,337	15,295
Veeva Systems, Inc. (2)	3,962	928,772
Verrica Pharmaceuticals, Inc. (2)	160	1,762
Vertex Pharmaceuticals, Inc. (2)	7,204	2,091,393
Vir Biotechnology, Inc. (2)	91	3,728
WaVe Life Sciences, Ltd. (2)	239	2,488
West Pharmaceutical Services, Inc.	2,427	551,342
XBiotech, Inc. (2)	2,832	38,827
Xencor, Inc. (2)	3,879	125,641
Y-mAbs Therapeutics, Inc. (2)	947	40,910
Zimmer Biomet Holdings, Inc.	8,436	1,006,921
Zoetis, Inc.	26,094	3,575,922
Zynex, Inc. (2)	1,301	32,356
		91,079,253

Industrials — 6.5%
3M Co.	7,749	1,208,767
Alaska Air Group, Inc.	1	36
Allison Transmission Holdings	21,160	778,265
Altra Industrial Motion Corp.	708	22,557
ArcBest Corp.	1,251	33,164
Arcosa, Inc.	5,985	252,567
ASGN, Inc. (2)	1,346	89,751
Astec Industries, Inc.	1,508	69,835
Atkore International Group, Inc. (2)	5,810	158,904
Atlas Air Worldwide Holdings, Inc. (2)	1,721	74,055
Avis Budget Group, Inc. (2)	215	4,921
Axon Enterprise, Inc. (2)	945	92,733
AZZ, Inc.	6,949	238,490
BG Staffing, Inc.	985	11,150
BMC Stock Holdings, Inc. (2)	20,293	510,166
Builders FirstSource, Inc. (2)	4,505	93,254
Caterpillar, Inc.	5,186	656,029
Comfort Systems USA, Inc.	6,838	278,649
Copart, Inc. (2)	216	17,986
CoreLogic, Inc./United States	343	23,056
Costamare, Inc.	395	2,196

The accompanying notes are an integral part of these financial statements

Page 14	2020 Semiannual Report | June 30, 2020

Schedule of Investments
June 30, 2020 (unaudited)

Muirfield Fund
Security Description	Shares, Contracts or Principal Amount ($)	Fair Value ($)(1)
Common Stocks — continued
CSX Corp.	20,567	1,434,343
Cummins, Inc.	22,066	3,823,155
Curtiss-Wright Corp.	5,898	526,573
Delta Air Lines, Inc.	975	27,349
Eaton Corp. PLC	12,061	1,055,096
Echo Global Logistics, Inc. (2)	6,897	149,113
EMCOR Group, Inc.	5,216	344,986
Emerson Electric Co.	2,785	172,754
Encore Wire Corp.	2,701	131,863
EnerSys	2,987	192,303
Federal Signal Corp.	5,853	174,010
Fortune Brands Home & Security	1,411	90,205
Franklin Electric Co., Inc.	178	9,349
FTI Consulting, Inc. (2)	324	37,114
Generac Holdings, Inc. (2)	651	79,376
GMS, Inc. (2)	583	14,336
Graco, Inc.	1,982	95,116
GrafTech International, Ltd.	4,106	32,766
Herman Miller, Inc.	2,315	54,657
Hertz Global Holdings, Inc. (2)	1,066	1,503
HNI Corp.	3,807	116,380
Hub Group, Inc. - Class A (2)	4,386	209,914
Hubbell, Inc.	8,830	1,106,929
Huntington Ingalls Industries	4,499	785,031
Illinois Tool Works, Inc.	6,503	1,137,050
JetBlue Airways Corp. (2)	14,838	161,734
Johnson Controls International	25,084	856,368
Kelly Services, Inc. - Class A	301	4,760
Kimball International, Inc. - Class B	5,638	65,175
L B Foster Co. - Class A (2)	969	12,374
Lincoln Electric Holdings, Inc.	1,237	104,205
Lockheed Martin Corp.	10,323	3,767,069
LSC Communications, Inc. (2)	11,648	658
Lyft, Inc. (2)	1,903	62,818
Manitowoc Co., Inc./The (2)	3,058	33,271
ManpowerGroup, Inc.	15,805	1,086,594
Marten Transport, Ltd.	7,480	188,197
Matson, Inc.	5,262	153,124
McGrath RentCorp	549	29,651
Meritor, Inc. (2)	6,040	119,592
Miller Industries, Inc./TN	4,972	148,016
MRC Global, Inc. (2)	2,489	14,710
Mueller Water Products, Inc.	2,991	28,205
MYR Group, Inc. (2)	2,513	80,190
NL Industries, Inc.	280	955
Nordson Corp.	3,465	657,345

Muirfield Fund
Security Description	Shares, Contracts or Principal Amount ($)	Fair Value ($)(1)
Common Stocks — continued
Norfolk Southern Corp.	401	70,404
Northrop Grumman Corp.	496	152,490
Northwest Pipe Co. (2)	1,642	41,165
Old Dominion Freight Line, Inc.	3,888	659,366
Oshkosh Corp.	3,565	255,325
PACCAR, Inc.	28,142	2,106,429
Powell Industries, Inc.	18	493
Primoris Services Corp.	6,718	119,312
Regal Beloit Corp.	3,567	311,470
Rexnord Corp.	11,934	347,876
Rockwell Automation, Inc.	2,426	516,738
RR Donnelley & Sons Co.	14,233	16,937
Rush Enterprises, Inc.	2,861	118,617
Safe Bulkers, Inc. (2)	7,327	8,939
Saia, Inc. (2)	1,563	173,774
Schneider National, Inc. - Class B	713	17,590
Shyft Group, Inc./The	4,236	71,334
SkyWest, Inc.	2,059	67,165
Southwest Airlines Co.	74,716	2,553,793
Steelcase, Inc. - Class A	3,832	46,214
Sterling Construction Co., Inc. (2)	305	3,193
Teledyne Technologies, Inc. (2)	395	122,825
Timken Co./The	6,981	317,566
Trex Co., Inc. (2)	687	89,358
Triton International, Ltd./Bermu	11,558	349,514
Tutor Perini Corp. (2)	1,237	15,067
Uber Technologies, Inc. (2)	9,560	297,125
UFP Industries, Inc.	5,158	255,373
Union Pacific Corp.	651	110,065
United Parcel Service, Inc. - Class B	5,385	598,704
Vectrus, Inc. (2)	1,259	61,855
Veritiv Corp. (2)	483	8,192
Werner Enterprises, Inc.	598	26,031
WESCO International, Inc. (2)	111	3,897
WESCO International, Inc. Series A Variable Preferred (2)(9)	2,612	69,270
WW Grainger, Inc.	3,928	1,234,020
		35,210,299

Information Technology — 23.3%
ACI Worldwide, Inc. (2)	234	6,316
Adobe, Inc. (2)	10,278	4,474,116
Advanced Micro Devices, Inc. (2)	17,248	907,417
Alliance Data Systems Corp.	555	25,042
American Software, Inc./GA	611	9,629
Amkor Technology, Inc. (2)	16,781	206,574

The accompanying notes are an integral part of these financial statements

2020 Semiannual Report | June 30, 2020	Page 15

Schedule of Investments
June 30, 2020 (unaudited)

Muirfield Fund
Security Description	Shares, Contracts or Principal Amount ($)	Fair Value ($)(1)
Common Stocks — continued
Apple, Inc.	67,007	24,444,154
Applied Materials, Inc.	7,730	467,279
Arrow Electronics, Inc. (2)	6,825	468,809
AstroNova, Inc.	1,469	11,693
Autodesk, Inc. (2)	3,123	746,990
Avaya Holdings Corp. (2)	8,286	102,415
Avnet, Inc.	15,671	436,986
Benchmark Electronics, Inc.	1,650	35,640
Booz Allen Hamilton Holding Co.	130	10,113
Bottomline Technologies DE, Inc. (2)	434	22,034
Box, Inc. (2)	2,933	60,889
Broadcom, Inc.	3,667	1,157,342
CACI International, Inc. - Class A (2)	297	64,413
Cadence Design Systems, Inc. (2)	21,464	2,059,685
Calix, Inc. (2)	2,080	30,992
Cambium Networks Corp. (2)	7,765	57,150
CDK Global, Inc.	5,090	210,828
Cerence, Inc. (2)	3,541	144,614
ChannelAdvisor Corp. (2)	6,924	109,676
Ciena Corp. (2)	8,856	479,641
Cirrus Logic, Inc. (2)	4,177	258,055
Cisco Systems, Inc.	75,550	3,523,652
Citrix Systems, Inc.	6,980	1,032,412
Cognex Corp.	2,816	168,172
Cognizant Technology Solutions	23,030	1,308,565
Coupa Software, Inc. (2)	690	191,158
Diebold Nixdorf, Inc. (2)	5,019	30,415
Diodes, Inc. (2)	1,217	61,702
DocuSign, Inc. (2)	5,493	945,950
Dropbox, Inc. (2)	5,529	120,366
DXC Technology Co.	12,026	198,429
Ebix, Inc.	3,295	73,676
Enphase Energy, Inc. (2)	2,348	111,694
F5 Networks, Inc. (2)	744	103,773
Five9, Inc. (2)	353	39,067
Fortinet, Inc. (2)	3,038	417,026
Hackett Group, Inc./The	102	1,381
Hewlett Packard Enterprise Co.	74,081	720,808
HP, Inc.	47,004	819,280
IBM	12,271	1,481,969
II-VI, Inc. (2)	478	22,571
Intel Corp.	78,601	4,702,698
Intuit, Inc.	13,501	3,998,861
J2 Global, Inc. (2)	1,396	88,241
Jabil, Inc.	21,396	686,384
KLA Corp.	3,203	622,919

Muirfield Fund
Security Description	Shares, Contracts or Principal Amount ($)	Fair Value ($)(1)
Common Stocks — continued
Lam Research Corp.	1,381	446,698
Leidos Holdings, Inc.	5,209	487,927
Lumentum Holdings, Inc. (2)	1,083	88,189
Majesco (2)	115	904
Manhattan Associates, Inc. (2)	3,601	339,214
ManTech International Corp./VA	2,354	161,225
Mastercard, Inc.	18,562	5,488,783
Maxim Integrated Products, Inc.	8,048	487,789
Methode Electronics, Inc.	814	25,446
Micron Technology, Inc. (2)	18,194	937,355
Microsoft Corp.	125,704	25,582,021
MKS Instruments, Inc.	987	111,768
Motorola Solutions, Inc.	5,318	745,211
National Instruments Corp.	4,597	177,950
NCR Corp. (2)	3,085	53,432
NetApp, Inc.	1,152	51,114
NetScout Systems, Inc. (2)	1,027	26,250
NIC, Inc.	5,172	118,749
NortonLifeLock, Inc.	30,035	595,594
NVIDIA Corp.	10,876	4,131,901
ON Semiconductor Corp. (2)	1,971	39,065
OneSpan, Inc. (2)	3,940	110,044
Oracle Corp.	77,569	4,287,239
PagerDuty, Inc. (2)	1,016	29,078
Paycom Software, Inc. (2)	1,219	377,561
PayPal Holdings, Inc. (2)	6,355	1,107,232
PC Connection, Inc.	181	8,391
Perspecta, Inc.	13,437	312,142
Photronics, Inc. (2)	5,043	56,129
Plantronics, Inc.	1,062	15,590
Progress Software Corp.	12,790	495,613
Pure Storage, Inc. (2)	14,553	252,203
Qorvo, Inc. (2)	2,165	239,297
QUALCOMM, Inc.	34,700	3,164,987
Qualys, Inc. (2)	1,932	200,967
Rimini Street, Inc. (2)	778	4,007
RingCentral, Inc. - Class A (2)	1,458	415,545
salesforce.com, Inc. (2)	13,475	2,524,272
Sanmina Corp. (2)	5,285	132,336
ScanSource, Inc. (2)	3,103	74,751
Science Applications Internati	286	22,216
ServiceNow, Inc. (2)	3,048	1,234,623
Skyworks Solutions, Inc.	8,077	1,032,725
Slack Technologies, Inc. (2)	5,745	178,612
SMART Global Holdings, Inc. (2)	1,564	42,510
Smartsheet, Inc. (2)	980	49,902

The accompanying notes are an integral part of these financial statements

Page 16	2020 Semiannual Report | June 30, 2020

Schedule of Investments
June 30, 2020 (unaudited)

Muirfield Fund
Security Description	Shares, Contracts or Principal Amount ($)	Fair Value ($)(1)
Common Stocks — continued
SPS Commerce, Inc. (2)	1,759	132,136
SS&C Technologies Holdings, Inc.	31,778	1,794,821
Stratasys, Ltd. (2)	1,587	25,170
Sykes Enterprises, Inc. (2)	3,659	101,208
SYNNEX Corp.	4,427	530,222
Synopsys, Inc. (2)	10,890	2,123,550
Telenav, Inc. (2)	438	2,405
Tenable Holdings, Inc. (2)	2,284	68,086
TESSCO Technologies, Inc.	948	5,214
Texas Instruments, Inc.	15,412	1,956,862
Trimble, Inc. (2)	7,943	343,058
TTEC Holdings, Inc.	1,064	49,540
Twilio, Inc. (2)	1,782	391,006
Ultra Clean Holdings, Inc. (2)	931	21,069
Verint Systems, Inc. (2)	11,679	527,657
Veritone, Inc. (2)	547	8,128
VirnetX Holding Corp. (3)	10,134	65,871
Visa, Inc.	9,607	1,855,784
Vishay Intertechnology, Inc.	2,311	35,289
Workday, Inc. (2)	3,030	567,701
Xerox Holdings Corp.	20,794	317,940
Xperi Holding Corp.	5,780	85,313
Zebra Technologies Corp. - Class A (2)	2,007	513,692
Zoom Video Communications, Inc. (2)	515	130,573
Zscaler, Inc. (2)	1,849	202,466
		126,798,979

Materials — 2.1%
AdvanSix, Inc. (2)	84	986
Air Products and Chemicals, Inc.	7,089	1,711,710
Boise Cascade Co.	10,449	392,987
Cabot Corp.	83	3,075
Clearwater Paper Corp. (2)	607	21,931
Commercial Metals Co.	274	5,590
Dow, Inc.	7,106	289,641
Eastman Chemical Co.	5,527	384,900
FMC Corp.	4,465	444,803
Hawkins, Inc.	183	7,792
Huntsman Corp.	178	3,199
Koppers Holdings, Inc. (2)	764	14,394
Linde PLC	5,133	1,088,761
LyondellBasell Industries NV	8,728	573,604
NewMarket Corp.	58	23,228
Newmont Corp.	33,328	2,057,671
Novagold Resources, Inc. (2)	7,320	67,198
Olin Corp.	655	7,526

Muirfield Fund
Security Description	Shares, Contracts or Principal Amount ($)	Fair Value ($)(1)
Common Stocks — continued
Olympic Steel, Inc.	1,651	19,399
Packaging Corp. of America	1,480	147,704
Ramaco Resources, Inc. (2)	1,696	3,629
Reliance Steel & Aluminum Co.	8,883	843,263
Royal Gold, Inc.	4,799	596,612
RPM International, Inc.	3,156	236,889
Ryerson Holding Corp. (2)	6,298	35,458
Scotts Miracle-Gro Co./The	3,231	434,473
Sherwin-Williams Co./The	2,428	1,403,020
Steel Dynamics, Inc.	7,503	195,753
Stepan Co.	1,058	102,732
Tredegar Corp.	3,611	55,609
Tronox Holdings PLC	1,183	8,541
Verso Corp.	707	8,456
Westrock Co.	7,459	210,791
Worthington Industries, Inc.	1,378	51,399
		11,452,724

Real Estate Investment Trust — 3.0%
Altisource Portfolio Solutions (2)	2,494	36,762
American Homes 4 Rent	10,874	292,511
American Tower Corp.	13,784	3,563,715
Apple Hospitality REIT, Inc.	32,361	312,607
Ashford Hospitality Trust, Inc.	11,321	8,181
AvalonBay Communities, Inc.	3,483	538,611
CareTrust REIT, Inc.	3,197	54,861
CatchMark Timber Trust, Inc.	1,689	14,948
CBL & Associates Properties In (2)	19,529	5,324
Clipper Realty, Inc.	390	3,159
Colony Capital, Inc.	1,605	3,852
CoreCivic, Inc.	8,652	80,983
CorEnergy Infrastructure Trust	2,323	21,255
CorePoint Lodging, Inc.	8,119	34,181
Corporate Office Properties Tr	8,820	223,499
CyrusOne, Inc.	4,275	311,006
Equinix, Inc.	814	571,672
Essex Property Trust, Inc.	7,217	1,653,920
Extra Space Storage, Inc.	679	62,719
Gaming and Leisure Properties	21,327	737,914
Getty Realty Corp.	2,529	75,061
Gladstone Commercial Corp.	1,484	27,825
Healthcare Realty Trust, Inc.	11,071	324,270
Highwoods Properties, Inc.	6,157	229,841
Host Hotels & Resorts, Inc.	2,773	29,921
Lamar Advertising Co.	15,544	1,037,717
LTC Properties, Inc.	21,249	800,450

The accompanying notes are an integral part of these financial statements

2020 Semiannual Report | June 30, 2020	Page 17

Schedule of Investments
June 30, 2020 (unaudited)

Muirfield Fund
Security Description	Shares, Contracts or Principal Amount ($)	Fair Value ($)(1)
Common Stocks — continued
National Health Investors, Inc.	4,314	261,946
National Storage Affiliates Trust	2,751	78,844
Paramount Group, Inc.	29	224
Piedmont Office Realty Trust, Inc.	15,879	263,750
PS Business Parks, Inc.	3,974	526,158
Public Storage	3,128	600,232
Regency Centers Corp.	3,955	181,495
SBA Communications Corp.	3,066	913,423
Service Properties Trust	27,518	195,103
Simon Property Group, Inc.	32,808	2,243,411
Spirit MTA Reit Liquidating Trust (2)(8)	9,151	—
Tanger Factory Outlet Centers (3)	3,436	24,499
Uniti Group, Inc.	3,569	33,370
Urstadt Biddle Properties, Inc.	2,849	33,846
Xenia Hotels & Resorts, Inc.	5,977	55,765
		16,468,831

Utilities — 1.6%
American Water Works Co., Inc.	8,655	1,113,552
Consolidated Water Co., Ltd.	2,726	39,336
Dominion Energy, Inc.	31,276	2,538,987
Evergy, Inc.	367	21,759
Exelon Corp.	3,452	125,273
MDU Resources Group, Inc.	46,004	1,020,369
NextEra Energy, Inc.	4,219	1,013,277
NorthWestern Corp.	8,250	449,790
NRG Energy, Inc.	15,559	506,601
PPL Corp.	30,874	797,784
RGC Resources, Inc.	136	3,287
Southern Co./The	4,927	255,465
Southwest Gas Holdings, Inc.	1,473	101,711
Spark Energy, Inc. - Class A	348	2,460
Vistra Energy Corp.	3,168	58,988
WEC Energy Group, Inc.	5,069	444,298
York Water Co./The	357	17,102
		8,510,039

Total Common Stocks (Cost $375,172,439)		464,874,806

Muirfield Fund
Security Description	Shares, Contracts or Principal Amount ($)	Fair Value ($)(1)
Money Market Registered Investment Companies — 11.1%
Meeder Institutional Prime Money Market Fund, 0.30% (5)	60,308,902	60,339,057
Morgan Stanley Government Institutional Fund, 0.05% (4)	154,363	154,363
Total Money Market Registered Investment Companies (Cost $60,454,506)		60,493,420

Bank Obligations — 0.1%
First Merchants Bank Deposit Account, 0.75%, 7/1/2020 (6)	247,160	247,160
Metro City Bank Deposit Account, 1.60%, 7/1/2020 (6)	247,312	247,312
Pacific Mercantile Bank Deposit Account, 0.18%, 7/1/2020 (6)	246,790	246,790
Total Bank Obligations (Cost $741,262)		741,262
Total Investments — 96.8% (Cost $436,368,207)		526,109,488
Other Assets less Liabilities — 3.2%		17,198,376
Total Net Assets — 100.0%		543,307,864

Trustee Deferred Compensation (7)
Meeder Balanced Fund - Retail Class	4,055	45,619
Meeder Dynamic Allocation Fund - Retail Class	10,159	115,101
Meeder Muirfield Fund - Retail Class	6,627	45,991
Meeder Conservative Allocation Fund - Retail Class	1,204	26,765
Total Trustee Deferred Compensation (Cost $221,851)		233,476

The accompanying notes are an integral part of these financial statements

Page 18	2020 Semiannual Report | June 30, 2020

Schedule of Investments
June 30, 2020 (unaudited)

Muirfield Fund
	Long (Short) Contracts	Expiration Date	Notional Value of Contracts ($)	Value and Unrealized Appreciation (Depreciation) ($)
Futures Contracts
Index Futures
Mini MSCI EAFE Index Futures	277	9/18/2020	24,630,840	(142,293)
Mini MSCI Emerging Markets Index Futures	114	9/18/2020	5,618,490	34,389
Russell 2000 Mini Index Futures	(87)	9/18/2020	(6,253,560)	(111,600)
Standard & Poors 500 Mini Futures	(592)	9/18/2020	(91,469,920)	(590,480)
E-mini Standard & Poors MidCap 400 Futures	(137)	9/18/2020	(24,373,670)	(472,025)
Total Futures Contracts	(425)		(91,847,820)	(1,282,009)

(1)

Statement on Financial Accounting Standard No. 157 “Fair Value Measurements” - Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

●	Level 1 - quoted prices in active markets for identical securities
●	Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
●	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The following is a summary of the inputs used as of June 30, 2020 in valuing the Fund’s assets carried at fair value:
Valuation Inputs	Investments in Securities	Other Financial Instruments (10)
Level 1 - Quoted Prices	$525,368,226	$(1,282,009)
Level 2 - Other Significant Observable Inputs	741,262	—
Level 3 - Significant Unobservable Inputs	—	—
Total	$526,109,488	$(1,282,009)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2)	Represents non-income producing securities.
(3)	All or a portion of this security is on loan.

(4)	Investment purchased with cash received as securities lending collateral. The yield shown represents the 7-day yield in effect at June 30, 2020.
(5)	Investment in affiliate. The yield shown represents the 7-day yield in effect at June 30, 2020.
(6)

Variable rate security. Securities payable at par including accrued interest (usually within seven days notice) and unconditionally secured as to principal and interest by letters of credit or other credit support agreements from major banks. The interest rates are adjustable and are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The rate shown represents the rate in effect at June 30, 2020. The maturity date shown, if applicable, reflects the earlier of the next demand date or stated maturity date.

(7)	Assets of affiliates to the Muirfield Fund held for the benefit of the Fund’s Trustees in connection with the Trustee Deferred Compensation Plan.
(8)	Fair valued security deemed as Level 3 security.
(9)	Preferred stock.
(10)	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures contracts, which are valued at the unrealized appreciation/depreciation of the instrument.

The accompanying notes are an integral part of these financial statements.

The accompanying notes are an integral part of these financial statements

2020 Semiannual Report | June 30, 2020	Page 19

Schedule of Investments
June 30, 2020 (unaudited)

Spectrum Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)(1)
Common Stocks - Long — 81.3%
Communication Services — 6.0%
Activision Blizzard, Inc.	3,953	300,033
Alphabet, Inc. - Class A (2)(5)	270	382,874
Alphabet, Inc. - Class C (2)	2,072	2,929,000
AMC Entertainment Holdings, Inc.	871	3,737
AT&T, Inc. (5)	30,664	926,973
Cable One, Inc.	215	381,593
CenturyLink, Inc.	10,285	103,159
Cinemark Holdings, Inc.	1,180	13,629
Comcast Corp. - Class A	3,011	117,369
Cumulus Media, Inc. (2)	5,105	20,165
DHI Group, Inc. (2)	1,720	3,612
Electronic Arts, Inc. (2)	1,620	213,921
Entravision Communications Corp. - Class A	7,106	10,162
Facebook, Inc. (2)(5)	9,759	2,215,976
Fluent, Inc. (2)	2,081	3,704
Fox Corp. - Class A	581	15,582
Glu Mobile, Inc. (2)	2,093	19,402
Gray Television, Inc. (2)	1,023	14,271
Liberty TripAdvisor Holdings, Inc. (2)	3,468	7,387
Marcus Corp./The	522	6,927
MDC Partners, Inc. (2)	2,241	4,661
Netflix, Inc. (2)	479	217,964
Pinterest, Inc. (2)	1,824	40,438
Spotify Technology SA (2)	586	151,299
Take-Two Interactive Software (2)	703	98,118
T-Mobile US, Inc.	11,633	1,211,577
Tribune Publishing Co.	1,171	11,698
Verizon Communications, Inc. (5)	20,424	1,125,975
WideOpenWest, Inc. (2)	501	2,640
Yelp, Inc. (2)	173	4,001
		10,557,847

Consumer Discretionary — 12.6%
1-800-Flowers.com, Inc. (2)	1,513	30,290
Amazon.com, Inc. (2)(5)	2,091	5,768,693
American Eagle Outfitters, Inc.	988	10,769
Aramark	1,777	40,107
AutoNation, Inc. (2)	162	6,088
AutoZone, Inc. (2)	130	146,656
Barnes & Noble Education, Inc. (2)	1,061	1,698
Best Buy Co., Inc.	6,414	559,750
Big Lots, Inc.	641	26,922
Biglari Holdings, Inc. - Class B (2)	130	8,967
BorgWarner, Inc.	2,532	89,380
Boyd Gaming Corp.	681	14,233

Spectrum Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)(1)
Common Stocks - Long — continued
Brinker International, Inc.	930	22,320
Caleres, Inc.	674	5,621
Capri Holdings, Ltd. (2)	1,239	19,366
Chipotle Mexican Grill, Inc. (2)	351	369,378
Core-Mark Holding Co., Inc.	77	1,922
Dave & Buster’s Entertainment	611	8,145
Deckers Outdoor Corp. (2)	1,338	262,770
Designer Brands, Inc.	494	3,344
Dillard’s, Inc. - Class A	22	567
Dollar General Corp.	1,823	347,300
Dollar Tree, Inc. (2)	956	88,602
Domino’s Pizza, Inc.	446	164,770
DR Horton, Inc.	9,352	518,568
Duluth Holdings, Inc. - Class B (2)	204	1,503
eBay, Inc.	8,773	460,144
Everi Holdings, Inc. (2)	1,599	8,251
Extended Stay America, Inc.	6,187	69,233
Fiesta Restaurant Group, Inc. (2)	818	5,219
Ford Motor Co.	66,189	402,429
Fox Factory Holding Corp. (2)	191	15,779
Franchise Group, Inc.	24	525
Garmin, Ltd.	1,029	100,328
General Motors Co.	27,951	707,160
Gentex Corp.	4,985	128,463
G-III Apparel Group, Ltd. (2)	93	1,236
Hanesbrands, Inc.	967	10,917
Harley-Davidson, Inc.	7,194	171,001
Home Depot, Inc./The (5)	10,828	2,712,522
Hudson, Ltd. (2)	1,124	5,474
Installed Building Products In (2)	68	4,677
International Game Technology	2,461	21,903
Johnson Outdoors, Inc.	292	26,578
Lands’ End, Inc. (2)	353	2,838
Las Vegas Sands Corp.	2,387	108,704
Lear Corp.	1,190	129,734
Lennar Corp.	2,747	169,270
LKQ Corp. (2)	318	8,332
Lowe’s Cos., Inc.	11,348	1,533,342
Lululemon Athletica, Inc. (2)	798	248,984
Malibu Boats, Inc. (2)	1,284	66,704
Marriott International, Inc./MD	236	20,232
McDonald’s Corp.	7,146	1,318,223
MGM Resorts International	3,127	52,534
Murphy USA, Inc. (2)	97	10,921
Nathan’s Famous, Inc.	42	2,362
NIKE, Inc. - Class B	9,936	974,225
NVR, Inc. (2)	61	198,784

The accompanying notes are an integral part of these financial statements

Page 20	2020 Semiannual Report | June 30, 2020

Schedule of Investments
June 30, 2020 (unaudited)

Spectrum Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)(1)
Common Stocks - Long — continued
Office Depot, Inc.	9,316	21,893
O’Reilly Automotive, Inc. (2)	327	137,886
Papa John’s International, Inc.	140	11,117
Penn National Gaming, Inc. (2)	1,139	34,785
PetMed Express, Inc.	130	4,633
PulteGroup, Inc.	10,864	369,702
Purple Innovation, Inc. (2)	4,055	72,990
Qurate Retail, Inc. (2)	5,475	52,013
Ralph Lauren Corp.	1,108	80,352
RCI Hospitality Holdings, Inc.	294	4,075
Red Robin Gourmet Burgers, Inc. (2)	1,057	10,781
Red Rock Resorts, Inc.	1,069	11,663
Rent-A-Center, Inc./TX	4,373	121,657
RH (2)	365	90,849
Rubicon Project, Inc./The (2)	2,624	17,502
Select Interior Concepts, Inc. (2)	602	2,107
Sleep Number Corp. (2)	183	7,620
Sportsman’s Warehouse Holdings (2)	1,319	18,796
Stamps.com, Inc. (2)	262	48,127
Standard Motor Products, Inc.	39	1,607
Stoneridge, Inc. (2)	453	9,359
Sturm Ruger & Co., Inc.	97	7,372
Tapestry, Inc.	39	518
Target Corp.	4,333	519,657
Tempur Sealy International, Inc. (2)	67	4,821
Tesla, Inc. (2)	980	1,058,214
Texas Roadhouse, Inc.	330	17,348
Thor Industries, Inc.	1,741	185,469
TopBuild Corp. (2)	361	41,071
Tractor Supply Co.	631	83,159
Tupperware Brands Corp.	258	1,226
Urban Outfitters, Inc. (2)	157	2,390
Vista Outdoor, Inc. (2)	150	2,168
Waitr Holdings, Inc. (2)	806	2,120
Wendy’s Co./The	1,590	34,630
Williams-Sonoma, Inc.	1,369	112,272
Wingstop, Inc.	1,378	191,501
Winnebago Industries, Inc.	2,413	160,754
Yum China Holdings, Inc.	1,934	92,967
Yum! Brands, Inc.	1,937	168,345
Zumiez, Inc. (2)	508	13,909
		22,044,182

Consumer Staples — 1.9%
Alico, Inc.	177	5,515
Central Garden & Pet Co. (2)	1,401	47,340
Coca-Cola Co./The	6,320	282,378

Spectrum Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)(1)
Common Stocks - Long — continued
Conagra Brands, Inc.	1,810	63,658
Flowers Foods, Inc.	5,883	131,544
General Mills, Inc.	22,294	1,374,425
Ingredion, Inc.	1,127	93,541
Kraft Heinz Co./The	800	25,512
Kroger Co./The	8,432	285,423
Lifevantage Corp. (2)	302	4,083
Molson Coors Beverage Co. - Class B	5,967	205,026
Nature’s Sunshine Products, Inc. (2)	247	2,225
Nu Skin Enterprises, Inc.	272	10,399
PepsiCo, Inc.	3,660	484,072
Performance Food Group Co. (2)	687	20,019
Philip Morris International, Inc.	2,137	149,718
Rite Aid Corp. (2)	42	717
SpartanNash Co.	387	8,224
Tyson Foods, Inc.	549	32,781
United Natural Foods, Inc. (2)	357	6,501
USANA Health Sciences, Inc. (2)	362	26,582
Walgreens Boots Alliance, Inc.	2,520	106,823
		3,366,506

Energy — 1.7%
Antero Resources Corp. (2)	1,119	2,842
Apache Corp.	298	4,023
Ardmore Shipping Corp.	2,318	10,060
Baker Hughes Co.	7,947	122,304
Bonanza Creek Energy, Inc. (2)	353	5,231
Cabot Oil & Gas Corp.	1,772	30,443
Cactus, Inc.	1,259	25,973
California Resources Corp. (2)(3)	3,505	4,276
Centennial Resource Developmen (2)	425	378
Chaparral Energy, Inc. (2)	614	398
Chesapeake Energy Corp. (2)	146	715
Chevron Corp. (5)	8,813	786,384
CNX Resources Corp. (2)	1,689	14,610
Concho Resources, Inc.	1,637	84,306
ConocoPhillips	9,123	383,348
CONSOL Energy, Inc. (2)	275	1,394
Contango Oil & Gas Co. (2)	1,528	3,499
Continental Resources, Inc./OK (2)	821	14,392
Delek US Holdings, Inc.	591	10,289
DHT Holdings, Inc.	584	2,996
EOG Resources, Inc. (5)	3,910	198,081
EQT Corp.	1,752	20,849
Exterran Corp. (2)	526	2,835
Extraction Oil & Gas, Inc. (2)	1,049	127
Helmerich & Payne, Inc.	1,411	27,529

The accompanying notes are an integral part of these financial statements

2020 Semiannual Report | June 30, 2020	Page 21

Schedule of Investments
June 30, 2020 (unaudited)

Spectrum Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)(1)
Common Stocks - Long — continued
Hess Corp.	280	14,507
HollyFrontier Corp.	1,783	52,064
International Seaways, Inc.	423	6,912
ION Geophysical Corp. (2)	2,321	5,431
Kinder Morgan, Inc.	2,127	32,267
Laredo Petroleum, Inc. (2)	278	3,853
Marathon Oil Corp.	11,376	69,621
Matador Resources Co. (2)	730	6,205
Matrix Service Co. (2)	974	9,467
Nabors Industries, Ltd.	101	3,739
NexTier Oilfield Solutions, Inc. (2)	4,037	9,891
Nine Energy Service, Inc. (2)	188	367
Nordic American Tankers, Ltd.	1,435	5,826
Oasis Petroleum, Inc. (2)	1,404	1,053
Oceaneering International, Inc. (2)	1,070	6,837
Overseas Shipholding Group, Inc. (2)	1,952	3,631
Par Pacific Holdings, Inc. (2)	812	7,300
Patterson-UTI Energy, Inc.	315	1,093
PDC Energy, Inc. (2)	1,154	14,356
Peabody Energy Corp.	3,216	9,262
Penn Virginia Corp. (2)	556	5,299
Phillips 66	4,029	289,685
Pioneer Natural Resources Co.	1,411	137,855
ProPetro Holding Corp. (2)	1,396	7,175
Range Resources Corp.	1,546	8,704
Renewable Energy Group, Inc. (2)	255	6,319
Schlumberger, Ltd.	8,659	159,239
Scorpio Tankers, Inc.	139	1,781
SilverBow Resources, Inc. (2)	318	1,021
Southwestern Energy Co. (2)	4,080	10,445
Talos Energy, Inc. (2)	812	7,470
Teekay Corp. (2)	1,555	3,732
Teekay Tankers, Ltd. (2)	130	1,667
Valero Energy Corp.	3,970	233,515
W&T Offshore, Inc. (2)	739	1,685
Whiting Petroleum Corp. (2)	904	1,022
Williams Cos., Inc./The	898	17,080
World Fuel Services Corp.	1,043	26,868
WPX Energy, Inc. (2)	3,228	20,595
		2,962,121

Financials — 7.1%
ACNB Corp.	330	8,639
AGNC Investment Corp.	10,764	138,856
Allstate Corp./The	7,047	683,489
American Express Co.	2,918	277,794
Ameriprise Financial, Inc.	1,072	160,843

Spectrum Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)(1)
Common Stocks - Long — continued
Artisan Partners Asset Managem	2,120	68,900
Auburn National BanCorp, Inc.	51	2,912
Bank of America Corp. (5)	55,370	1,315,038
Bank of Commerce Holdings	2,858	21,664
Berkshire Hathaway, Inc. Class B (2)(5)	14,485	2,585,717
C&F Financial Corp.	494	16,426
Cannae Holdings, Inc. (2)	1,710	70,281
Capital Bancorp, Inc. (2)	1,243	13,300
Central Valley Community Banco	698	10,742
Charles Schwab Corp./The	145	4,892
Citigroup, Inc.	767	39,194
Citizens Financial Group, Inc.	1,233	31,121
Civista Bancshares, Inc.	3,590	55,286
CNO Financial Group, Inc.	252	3,924
Coastal Financial Corp./WA (2)	143	2,076
Community Bankers Trust Corp.	2,348	12,914
Community Financial Corp./The	317	7,735
Crawford & Co. Class B (2)	890	6,257
Cullen/Frost Bankers, Inc.	997	74,486
Curo Group Holdings Corp.	3,891	31,789
Diamond Hill Investment Group	188	21,370
East West Bancorp, Inc.	793	28,738
eHealth, Inc. (2)	201	19,746
Enova International, Inc. (2)	661	9,829
Enterprise Bancorp, Inc./MA	500	11,910
Equitable Holdings, Inc.	508	9,799
Esquire Financial Holdings, Inc. (2)	283	4,783
Essent Group, Ltd.	163	5,912
Evans Bancorp, Inc.	218	5,071
Farmers National Banc Corp.	321	3,807
Fifth Third Bancorp	7,757	149,555
Financial Institutions, Inc.	230	4,280
First Business Financial Services, Inc.	1,514	24,905
First Choice Bancorp	1,232	20,180
First Financial Corp./IN	4,046	149,055
First Guaranty Bancshares, Inc.	163	1,993
First Republic Bank/CA	41	4,346
FirstCash, Inc.	2,221	149,873
FNCB Bancorp, Inc.	221	1,271
Franklin Financial Services Co.	95	2,461
FS Bancorp, Inc.	81	3,124
Glacier Bancorp, Inc.	1,716	60,558
Great Ajax Corp.	1,384	12,733
Great Southern Bancorp, Inc.	716	28,898
GWG Holdings, Inc. (2)	1,060	8,130
Hartford Financial Services Group, Inc.	1,350	52,043
HBT Financial, Inc.	3,805	50,721

The accompanying notes are an integral part of these financial statements

Page 22	2020 Semiannual Report | June 30, 2020

Schedule of Investments
June 30, 2020 (unaudited)

Spectrum Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)(1)
Common Stocks - Long — continued
Hilltop Holdings, Inc.	1,649	30,424
Home Bancorp, Inc.	349	9,336
HomeStreet, Inc.	118	2,904
Houlihan Lokey, Inc.	1,248	69,439
INTL. FCStone, Inc. (2)	822	45,210
Invesco, Ltd.	1,162	12,503
Investors Title Co.	43	5,217
JPMorgan Chase & Co. (5)	18,738	1,762,496
Kinsale Capital Group, Inc.	39	6,053
KKR Real Estate Finance Trust	2,606	43,207
Ladder Capital Corp.	2,957	23,952
LPL Financial Holdings, Inc.	30	2,352
Luther Burbank Corp.	531	5,310
M&T Bank Corp.	288	29,943
Macatawa Bank Corp.	5,911	46,224
Mackinac Financial Corp.	1,005	10,422
MarketAxess Holdings, Inc.	628	314,578
Metrocity Bankshares, Inc.	300	4,299
Mid Penn Bancorp, Inc.	74	1,364
MMA Capital Holdings, Inc. (2)	697	16,115
MSCI, Inc.	519	173,253
MVB Financial Corp.	1,668	22,184
National Bankshares, Inc.	634	18,132
National General Holdings Corp.	80	1,729
Navient Corp.	1,878	13,202
NewStar Financial Contingent Value Rights (2)(8)	95	—
Northrim BanCorp, Inc.	2,613	65,691
OP Bancorp	662	4,568
Orrstown Financial Services In	373	5,502
Pacific Premier Bancorp, Inc.	2,530	54,850
Park National Corp.	402	28,293
PennyMac Financial Services, Inc. - Class A	1,580	66,028
Peoples Bancorp of North Carol	143	2,527
People’s United Financial, Inc.	182	2,106
PJT Partners, Inc.	518	26,594
PNC Financial Services Group I	474	49,870
Popular, Inc.	5,842	217,147
Premier Financial Bancorp, Inc.	1,577	20,217
Progressive Corp./The	7,914	633,991
ProSight Global, Inc. (2)	115	1,024
Prosperity Bancshares, Inc.	1,057	62,765
Provident Financial Holdings, Inc.	634	8,502
Prudential Financial, Inc.	7,877	479,709
Pzena Investment Management In	3,069	16,695
QCR Holdings, Inc.	2,165	67,505
Radian Group, Inc.	2,035	31,563

Spectrum Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)(1)
Common Stocks - Long — continued
RBB Bancorp	4,740	64,701
Regions Financial Corp.	20,895	232,352
Republic Bancorp, Inc./KY	1,067	34,902
Shore Bancshares, Inc.	2,143	23,766
Sierra Bancorp	1,527	28,830
Signature Bank/New York NY	1,243	132,902
Silvercrest Asset Management Group, Inc.	233	2,961
Simmons First National Corp.	512	8,760
South State Corp.	308	14,679
Southern Missouri Bancorp, Inc.	63	1,531
Southern National Bancorp of Virginia, Inc.	385	3,731
State Street Corp.	3,547	225,412
Stewart Information Services C	2,393	77,796
Summit Financial Group, Inc.	826	13,612
SVB Financial Group (2)	412	88,798
TCF Financial Corp.	106	3,119
TriCo Bancshares	1,136	34,591
Truist Financial Corp.	6,260	235,063
TrustCo Bank Corp. NY	2,624	16,610
United Community Banks, Inc./GA	143	2,877
United Security Bancshares/Fresno	1,045	6,991
Valley National Bancorp	4,633	36,230
Wells Fargo & Co.	5,357	137,139
Western Alliance Bancorp	669	25,335
		12,457,049

Healthcare — 16.8%
Abbott Laboratories (5)	4,724	431,915
AbbVie, Inc. (5)	10,453	1,026,276
Acceleron Pharma, Inc. (2)	722	68,785
Accuray, Inc. (2)	2,091	4,245
Addus HomeCare Corp. (2)	11	1,018
Aduro Biotech, Inc. (2)	4,741	10,952
Adverum Biotechnologies, Inc. (2)	410	8,561
Affimed NV (2)	3,729	17,209
Agilent Technologies, Inc.	1,774	156,768
Akcea Therapeutics, Inc. (2)	122	1,671
Akebia Therapeutics, Inc. (2)	1,580	21,456
Alector, Inc. (2)	679	16,595
Alexion Pharmaceuticals, Inc. (2)	2,986	335,149
Align Technology, Inc. (2)	201	55,162
Alnylam Pharmaceuticals, Inc. (2)	764	113,156
Amedisys, Inc. (2)	101	20,053
AmerisourceBergen Corp.	1,466	147,729
Amgen, Inc. (5)	5,358	1,263,738
Amicus Therapeutics, Inc. (2)	1,337	20,162
Amneal Pharmaceuticals, Inc. (2)	3,851	18,331

The accompanying notes are an integral part of these financial statements

2020 Semiannual Report | June 30, 2020	Page 23

Schedule of Investments
June 30, 2020 (unaudited)

Spectrum Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)(1)
Common Stocks - Long — continued
Anthem, Inc.	2,337	614,584
Apellis Pharmaceuticals, Inc. (2)	649	21,196
Applied Therapeutics, Inc. (2)	165	5,965
Aptinyx, Inc. (2)	2,191	9,136
Arcus Biosciences, Inc. (2)	698	17,269
Arena Pharmaceuticals, Inc. (2)	394	24,802
Arrowhead Pharmaceuticals, Inc. (2)	559	24,143
Arvinas, Inc. (2)	684	22,941
Athersys, Inc. (2)	2,413	6,660
AtriCure, Inc. (2)	30	1,349
Atrion Corp.	3	1,911
Avantor, Inc. (2)	6,260	106,420
Avrobio, Inc. (2)	438	7,643
Axsome Therapeutics, Inc. (2)	253	20,817
Baxter International, Inc.	5,891	507,215
Becton Dickinson and Co.	1	239
Beyondspring, Inc. (2)	255	3,845
BioDelivery Sciences Internati (2)	1,345	5,864
Biogen, Inc. (2)	2,828	756,631
BioMarin Pharmaceutical, Inc. (2)	2,255	278,132
Bio-Rad Laboratories, Inc. - Class A (2)	137	61,854
Bio-Techne Corp.	575	151,840
Bioxcel Therapeutics, Inc. (2)	956	50,678
Blueprint Medicines Corp. (2)	293	22,854
Bridgebio Pharma, Inc. (2)	248	8,087
Bristol-Myers Squibb Co. (5)	16,365	962,262
Cardinal Health, Inc.	8,053	420,286
CASI Pharmaceuticals, Inc. (2)	1,242	3,105
Catalent, Inc. (2)	2,503	183,470
Catalyst Pharmaceuticals, Inc. (2)	2,184	10,090
Centene Corp. (2)	4,442	282,289
Centogene NV (2)	259	5,926
Cerecor, Inc. (2)	2,019	5,249
Cerner Corp.	9,319	638,817
Charles River Laboratories Int (2)	426	74,273
Checkpoint Therapeutics, Inc. (2)	915	1,812
Chemed Corp.	285	128,555
ChemoCentryx, Inc. (2)	443	25,490
Coherus Biosciences, Inc. (2)	868	15,502
Computer Programs and Systems	797	18,164
Constellation Pharmaceuticals (2)	382	11,479
Cortexyme, Inc. (2)	43	1,991
Corvus Pharmaceuticals, Inc. (2)	608	1,654
Cue Biopharma, Inc. (2)	2,009	49,241
CVS Health Corp.	8,346	542,240
CytomX Therapeutics, Inc. (2)	194	1,616
DaVita, Inc. (2)	255	20,181

Spectrum Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)(1)
Common Stocks - Long — continued
Deciphera Pharmaceuticals, Inc. (2)	83	4,957
Denali Therapeutics, Inc. (2)	30	725
DexCom, Inc. (2)	490	198,646
Dynavax Technologies Corp. (2)	863	7,655
Edwards Lifesciences Corp. (2)	864	59,711
Elanco Animal Health, Inc. Contingent Value Rights (2)(8)	2,012	—
Eli Lilly and Co. (5)	9,856	1,618,158
Emergent BioSolutions, Inc. (2)	217	17,160
Endo International PLC (2)	3,626	12,437
Ensign Group, Inc./The	159	6,654
Exact Sciences Corp. (2)	825	71,726
Exelixis, Inc. (2)	3,351	79,553
Fate Therapeutics, Inc. (2)	689	23,640
Five Star Senior Living, Inc. (2)	1,043	4,068
Fortress Biotech, Inc. (2)	2,533	6,788
Fulcrum Therapeutics, Inc. (2)	381	6,968
GenMark Diagnostics, Inc. (2)	365	5,369
Gilead Sciences, Inc. (5)	7,987	614,520
HealthStream, Inc. (2)	307	6,794
Hill-Rom Holdings, Inc.	1,919	210,668
HMS Holdings Corp. (2)	1,561	50,561
Horizon Therapeutics Plc (2)	875	48,633
Humana, Inc.	1,624	629,706
Idera Pharmaceuticals, Inc. (2)	4,755	8,511
Illumina, Inc. (2)	136	50,368
Immunic, Inc. (2)	267	3,236
ImmunoGen, Inc. (2)	1,633	7,512
Immunomedics, Inc. (2)	1,096	38,842
Inovio Pharmaceuticals, Inc. (2)	661	17,814
Insmed, Inc. (2)	40	1,102
Intellia Therapeutics, Inc. (2)	500	10,510
Invitae Corp. (2)	219	6,634
Iovance Biotherapeutics, Inc. (2)	1,058	29,042
iRhythm Technologies, Inc. (2)	160	18,542
Johnson & Johnson (5)	22,218	3,124,517
Jounce Therapeutics, Inc. (2)	373	2,574
Kala Pharmaceuticals, Inc. (2)(3)	310	3,258
Kiniksa Pharmaceuticals, Ltd. (2)	221	5,631
Kodiak Sciences, Inc. (2)	171	9,255
Kura Oncology, Inc. (2)	658	10,725
LHC Group, Inc. (2)	150	26,148
Livongo Health, Inc. (2)	296	22,256
Lumos Pharma, Inc. (2)	240	3,958
MacroGenics, Inc. (2)	358	9,995
Mallinckrodt PLC (2)	2,967	7,952
Marinus Pharmaceuticals, Inc. (2)	1,326	3,368

The accompanying notes are an integral part of these financial statements

Page 24	2020 Semiannual Report | June 30, 2020

Schedule of Investments
June 30, 2020 (unaudited)

Spectrum Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)(1)
Common Stocks - Long — continued
Masimo Corp. (2)	1,199	273,360
McKesson Corp.	1,618	248,234
Medtronic PLC (5)	12,952	1,187,698
Merck & Co., Inc. (5)	29,145	2,253,783
Meridian Bioscience, Inc. (2)	416	9,689
Mersana Therapeutics, Inc. (2)	2,139	50,053
Moderna, Inc. (2)	2,133	136,960
Molecular Templates, Inc. (2)	897	12,370
Molina Healthcare, Inc. (2)	518	92,194
Momenta Pharmaceuticals, Inc. (2)	706	23,489
Mylan NV (2)	3,495	56,200
MyoKardia, Inc. (2)	281	27,150
Myriad Genetics, Inc. (2)	547	6,203
Natera, Inc. (2)	444	22,138
National Research Corp.	62	3,609
Neurocrine Biosciences, Inc. (2)	1,384	168,848
NextGen Healthcare, Inc. (2)	679	7,455
Novavax, Inc. (2)	175	14,586
Odonate Therapeutics, Inc. (2)	169	7,155
Oncocyte Corp. (2)	905	1,729
Oncternal Therapeutics, Inc. (2)	750	2,130
OPKO Health, Inc. (2)	10,642	36,289
OraSure Technologies, Inc. (2)	2,008	23,353
Osmotica Pharmaceuticals PLC (2)	1,812	12,195
Otonomy, Inc. (2)	2,774	10,042
Owens & Minor, Inc.	920	7,010
Perrigo Co. PLC	1,968	108,771
Pfenex, Inc. (2)	84	701
Pfizer, Inc. (5)	32,875	1,075,013
Phibro Animal Health Corp. - Class A	1,097	28,818
Pieris Pharmaceuticals, Inc. (2)	646	2,003
PRA Health Sciences, Inc. (2)	777	75,594
Precigen, Inc. (2)(3)	983	4,905
Principia Biopharma, Inc. (2)	390	23,318
PTC Therapeutics, Inc. (2)	459	23,290
Puma Biotechnology, Inc. (2)	255	2,660
Quest Diagnostics, Inc.	332	37,835
Quidel Corp. (2)	230	51,460
Reata Pharmaceuticals, Inc. - Class A (2)	46	7,177
Regeneron Pharmaceuticals, Inc. (2)	465	289,997
Replimune Group, Inc. (2)	148	3,678
ResMed, Inc.	527	101,184
Rigel Pharmaceuticals, Inc. (2)	6,204	11,353
Sangamo Therapeutics, Inc. (2)	437	3,916
Seattle Genetics, Inc. (2)	670	113,846
Sorrento Therapeutics, Inc. (2)(3)	935	5,872
STERIS PLC	707	108,482

Spectrum Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)(1)
Common Stocks - Long — continued
Strongbridge Biopharma PLC (2)	2,287	8,645
Sutro Biopharma, Inc. (2)	170	1,319
Tandem Diabetes Care, Inc. (2)	779	77,059
Teladoc Health, Inc. (2)	437	83,397
Tenet Healthcare Corp. (2)	1,661	30,081
TG Therapeutics, Inc. (2)	630	12,272
Theravance Biopharma, Inc. (2)	8	168
Thermo Fisher Scientific, Inc.	1,496	542,061
Translate Bio, Inc. (2)	570	10,214
Turning Point Therapeutics, Inc. (2)	171	11,045
Ultragenyx Pharmaceutical, Inc. (2)	163	12,750
United Therapeutics Corp. (2)	747	90,387
UnitedHealth Group, Inc. (5)	8,641	2,548,663
Utah Medical Products, Inc.	16	1,418
Vanda Pharmaceuticals, Inc. (2)	546	6,246
Veeva Systems, Inc. (2)	1,547	362,648
Veracyte, Inc. (2)	171	4,429
Vertex Pharmaceuticals, Inc. (2)	2,789	809,675
West Pharmaceutical Services, Inc.	235	53,385
Xencor, Inc. (2)	896	29,021
Zimmer Biomet Holdings, Inc.	1,745	208,283
Zoetis, Inc.	4,432	607,361
Zynex, Inc. (2)	2,917	72,546
		29,338,413

Industrials — 6.1%
3M Co.	2,299	358,621
ACCO Brands Corp.	2,569	18,240
Allison Transmission Holdings	7,947	292,291
Alpha Pro Tech, Ltd. (2)	79	1,398
ArcBest Corp.	446	11,823
Arcosa, Inc.	486	20,509
ASGN, Inc. (2)	315	21,004
Atkore International Group, Inc. (2)	990	27,077
Atlas Air Worldwide Holdings, Inc. (2)	566	24,355
Avis Budget Group, Inc. (2)	228	5,219
Axon Enterprise, Inc. (2)	268	26,299
AZZ, Inc.	963	33,050
BG Staffing, Inc.	481	5,445
BMC Stock Holdings, Inc. (2)	1,740	43,744
Builders FirstSource, Inc. (2)	996	20,617
Caterpillar, Inc.	1,501	189,877
Comfort Systems USA, Inc.	1,344	54,768
Commercial Vehicle Group, Inc. (2)	2,087	6,031
CompX International, Inc. - Class A	200	2,764
Copart, Inc. (2)	40	3,331
CoreLogic, Inc./United States	53	3,563

The accompanying notes are an integral part of these financial statements

2020 Semiannual Report | June 30, 2020	Page 25

Schedule of Investments
June 30, 2020 (unaudited)

Spectrum Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)(1)
Common Stocks - Long — continued
CSX Corp. (5)	6,288	438,525
Cummins, Inc.	8,661	1,500,605
Curtiss-Wright Corp.	874	78,031
Donaldson Co., Inc.	1,174	54,614
Eaton Corp. PLC	8,459	739,993
Echo Global Logistics, Inc. (2)	1,795	38,808
Emerson Electric Co.	7,408	459,518
Encore Wire Corp.	36	1,758
EnerSys	854	54,981
Expeditors International of Wa	234	17,793
Fastenal Co.	2,548	109,156
Federal Signal Corp.	3,382	100,547
Fortune Brands Home & Security	90	5,754
Graco, Inc.	200	9,598
GrafTech International, Ltd.	904	7,214
Herman Miller, Inc.	637	15,040
Hertz Global Holdings, Inc. (2)	492	694
HNI Corp.	131	4,005
Hub Group, Inc. - Class A (2)	1,255	60,064
Hubbell, Inc.	999	125,235
Huntington Ingalls Industries	1,357	236,783
Kimball International, Inc. - Class B	2,417	27,941
L B Foster Co. - Class A (2)	67	856
Lawson Products, Inc./DE (2)	177	5,710
Lincoln Electric Holdings, Inc.	900	75,816
Lockheed Martin Corp.	2,477	903,907
Manitowoc Co., Inc./The (2)	607	6,604
ManpowerGroup, Inc.	2,999	206,181
Masco Corp.	1,542	77,424
Matson, Inc.	761	22,145
Meritor, Inc. (2)	2,857	56,569
Miller Industries, Inc./TN	2,261	67,310
MRC Global, Inc. (2)	280	1,655
MSC Industrial Direct Co., Inc.	1,808	131,640
MYR Group, Inc. (2)	231	7,371
NL Industries, Inc.	2,276	7,761
Nordson Corp.	1,142	216,649
Norfolk Southern Corp.	136	23,878
Northrop Grumman Corp.	1,356	416,889
Old Dominion Freight Line, Inc.	1,467	248,789
PACCAR, Inc.	10,318	772,302
Primoris Services Corp.	648	11,508
Regal Beloit Corp.	1,428	124,693
Resources Connection, Inc.	2,374	28,417
Rexnord Corp.	1,028	29,966
RR Donnelley & Sons Co.	3,957	4,709
Saia, Inc. (2)	121	13,453

Spectrum Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)(1)
Common Stocks - Long — continued
Schneider National, Inc. - Class B	760	18,749
Shyft Group, Inc./The	1,134	19,097
SkyWest, Inc.	683	22,279
Southwest Airlines Co.	22,099	755,344
Standex International Corp.	442	25,437
Steelcase, Inc. - Class A	273	3,292
Systemax, Inc.	563	11,564
Timken Co./The	2,714	123,460
Trex Co., Inc. (2)	210	27,315
Triton International, Ltd./Bermu	2,831	85,609
Tutor Perini Corp. (2)	369	4,494
Uber Technologies, Inc. (2)	3,678	114,312
UFP Industries, Inc.	240	11,882
United Parcel Service, Inc. - Class B	2,065	229,587
Vectrus, Inc. (2)	1,322	64,950
Veritiv Corp. (2)	139	2,357
WESCO International, Inc. (2)	8	281
WESCO International, Inc. Series A Variable Preferred (2)(9)	198	5,251
WW Grainger, Inc.	1,049	329,554
YRC Worldwide, Inc. (2)	2,750	5,088
		10,578,787

Information Technology — 23.3%
A10 Networks, Inc. (2)	1,280	8,717
Adobe, Inc. (2)	3,241	1,410,840
Advanced Micro Devices, Inc. (2)	4,285	225,434
Alliance Data Systems Corp.	270	12,182
Amdocs, Ltd.	1,057	64,350
American Software, Inc./GA	623	9,818
Amkor Technology, Inc. (2)	5,076	62,486
Apple, Inc. (5)	22,808	8,320,358
Applied Materials, Inc.	2,767	167,265
Arrow Electronics, Inc. (2)	2,715	186,493
AstroNova, Inc.	530	4,219
Autodesk, Inc. (2)	739	176,761
Avaya Holdings Corp. (2)	2,231	27,575
Avnet, Inc.	4,145	115,583
Benchmark Electronics, Inc.	1,486	32,098
Booz Allen Hamilton Holding Co.	214	16,647
Box, Inc. (2)	872	18,103
Broadcom, Inc. (5)	1,945	613,861
Cadence Design Systems, Inc. (2)	8,697	834,564
Calix, Inc. (2)	2,382	35,492
Cambium Networks Corp. (2)	1,971	14,507
CDK Global, Inc.	3,072	127,242
Cerence, Inc. (2)	422	17,234

The accompanying notes are an integral part of these financial statements

Page 26	2020 Semiannual Report | June 30, 2020

Schedule of Investments
June 30, 2020 (unaudited)

Spectrum Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)(1)
Common Stocks - Long — continued
ChannelAdvisor Corp. (2)	1,861	29,478
Ciena Corp. (2)	2,677	144,986
Cirrus Logic, Inc. (2)	886	54,737
Cisco Systems, Inc. (5)	27,240	1,270,474
Citrix Systems, Inc.	1,844	272,746
Cognex Corp.	640	38,221
Cognizant Technology Solutions	6,681	379,614
Coupa Software, Inc. (2)	156	43,218
Dell Technologies, Inc. - Class C (2)	1,222	67,137
Diebold Nixdorf, Inc. (2)	915	5,545
Diodes, Inc. (2)	259	13,131
DocuSign, Inc. (2)	1,666	286,902
Dropbox, Inc. (2)	2,113	46,000
DXC Technology Co.	3,493	57,635
Ebix, Inc.	945	21,130
Enphase Energy, Inc. (2)	593	28,209
F5 Networks, Inc. (2)	276	38,496
Fabrinet (2)	1,103	68,849
Five9, Inc. (2)	702	77,690
Fortinet, Inc. (2)	1,516	208,101
Hackett Group, Inc./The	1,867	25,279
Hewlett Packard Enterprise Co.	15,565	151,447
HP, Inc.	37,035	645,520
II-VI, Inc. (2)	219	10,341
Information Services Group, Inc. (2)	3,086	6,388
Inphi Corp. (2)	317	37,248
Intel Corp. (5)	23,006	1,376,449
Intevac, Inc. (2)	316	1,725
Intuit, Inc. (5)	6,089	1,803,501
J2 Global, Inc. (2)	1,392	87,988
Jabil, Inc.	2,546	81,676
Juniper Networks, Inc.	5,145	117,615
KBR, Inc.	59	1,330
Kimball Electronics, Inc. (2)	750	10,155
Lam Research Corp.	784	253,593
Limelight Networks, Inc. (2)	145	1,067
Lumentum Holdings, Inc. (2)	243	19,787
Majesco (2)	246	1,934
Manhattan Associates, Inc. (2)	816	76,867
ManTech International Corp./VA	160	10,958
Mastercard, Inc.	5,805	1,716,539
Maxim Integrated Products, Inc.	2,598	157,465
MAXIMUS, Inc.	380	26,771
Methode Electronics, Inc.	58	1,813
Micron Technology, Inc. (2)	5,489	282,793
Microsoft Corp. (5)	42,339	8,616,410
Mitek Systems, Inc. (2)	2,186	21,007

Spectrum Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)(1)
Common Stocks - Long — continued
MoneyGram International, Inc. (2)	2,970	9,534
National Instruments Corp.	1,254	48,542
NCR Corp. (2)	427	7,396
NeoPhotonics Corp. (2)	1,229	10,914
NIC, Inc.	2,078	47,711
NortonLifeLock, Inc.	7,276	144,283
NVIDIA Corp.	3,792	1,440,619
Okta, Inc. (2)	53	10,612
ON Semiconductor Corp. (2)	335	6,640
OneSpan, Inc. (2)	690	19,272
Oracle Corp. (5)	17,518	968,220
PagerDuty, Inc. (2)	306	8,758
Paycom Software, Inc. (2)	269	83,317
PayPal Holdings, Inc. (2)	1,972	343,582
PC Connection, Inc.	36	1,669
Perspecta, Inc.	903	20,977
Photronics, Inc. (2)	6,430	71,566
Plantronics, Inc.	156	2,290
Progress Software Corp.	3,232	125,240
Pure Storage, Inc. (2)	3,396	58,853
QAD, Inc. - Class A	47	1,940
Qorvo, Inc. (2)	984	108,762
QUALCOMM, Inc.	11,076	1,010,242
Qualys, Inc. (2)	1,124	116,918
Rimini Street, Inc. (2)	790	4,069
RingCentral, Inc. - Class A (2)	436	124,264
Rosetta Stone, Inc. (2)	640	10,790
salesforce.com, Inc. (2)	4,014	751,943
Sanmina Corp. (2)	2,041	51,107
ScanSource, Inc. (2)	1,482	35,701
Science Applications Internati	1,138	88,400
ServiceNow, Inc. (2)	1,049	424,908
Skyworks Solutions, Inc.	2,185	279,374
Slack Technologies, Inc. (2)	2,154	66,968
Smartsheet, Inc. (2)	440	22,405
Splunk, Inc. (2)	120	23,844
SPS Commerce, Inc. (2)	950	71,364
SS&C Technologies Holdings, Inc.	11,123	628,227
StarTek, Inc. (2)	410	2,083
Sykes Enterprises, Inc. (2)	1,818	50,286
SYNNEX Corp.	967	115,818
Telenav, Inc. (2)	1,226	6,731
Tenable Holdings, Inc. (2)	201	5,992
Texas Instruments, Inc.	4,314	547,749
Trimble, Inc. (2)	1,811	78,217
TTEC Holdings, Inc.	93	4,330
Twilio, Inc. (2)	579	127,044

The accompanying notes are an integral part of these financial statements

2020 Semiannual Report | June 30, 2020	Page 27

Schedule of Investments
June 30, 2020 (unaudited)

Spectrum Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)(1)
Common Stocks - Long — continued
Ultra Clean Holdings, Inc. (2)	1,214	27,473
Verint Systems, Inc. (2)	2,783	125,736
Veritone, Inc. (2)	443	6,583
VirnetX Holding Corp.	824	5,356
Visa, Inc.	2,312	446,609
Vishay Intertechnology, Inc.	725	11,071
Workday, Inc. (2)	811	151,949
Xerox Holdings Corp.	5,936	90,761
Xperi Holding Corp.	1,030	15,203
Zebra Technologies Corp. - Class A (2)	457	116,969
Zoom Video Communications, Inc. (2)	83	21,044
Zscaler, Inc. (2)	581	63,620
		40,469,639

Materials — 1.7%
AdvanSix, Inc. (2)	214	2,512
Air Products and Chemicals, Inc.	2,180	526,383
Boise Cascade Co.	1,389	52,240
Clearwater Paper Corp. (2)	122	4,408
Coeur Mining, Inc. (2)	319	1,621
Dow, Inc.	2,629	107,158
Eastman Chemical Co.	2,224	154,879
Ferroglobe PLC Contingent Value Rights (2)(8)(10)	(2,326)	—
FMC Corp.	151	15,043
FutureFuel Corp.	1,446	17,280
Hawkins, Inc.	171	7,281
Huntsman Corp.	45	809
Linde PLC	644	136,599
LyondellBasell Industries NV	2,385	156,742
NewMarket Corp.	28	11,213
Newmont Corp.	8,193	505,836
Novagold Resources, Inc. (2)	1,303	11,962
Olin Corp.	158	1,815
Olympic Steel, Inc.	1,579	18,553
Packaging Corp. of America	397	39,621
PolyOne Corp.	87	2,282
Ramaco Resources, Inc. (2)	3,318	7,101
Reliance Steel & Aluminum Co.	2,401	227,927
Royal Gold, Inc.	498	61,911
Ryerson Holding Corp. (2)	629	3,541
Scotts Miracle-Gro Co./The	1,161	156,120
Sherwin-Williams Co./The	680	392,938
Steel Dynamics, Inc.	1,372	35,795
Stepan Co.	876	85,060
SunCoke Energy, Inc.	2,561	7,581
Tredegar Corp.	2,508	38,623

Spectrum Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)(1)
Common Stocks - Long — continued
Tronox Holdings PLC	235	1,697
UFP Technologies, Inc. (2)	140	6,168
United States Lime & Minerals	243	20,519
Westrock Co.	2,831	80,004
		2,899,222

Real Estate Investment Trust — 2.9%
Alexandria Real Estate Equitie	45	7,301
Altisource Portfolio Solutions (2)	1,254	18,484
American Tower Corp.	3,628	937,983
Apple Hospitality REIT, Inc.	298	2,879
AvalonBay Communities, Inc.	633	97,887
CareTrust REIT, Inc.	678	11,634
CatchMark Timber Trust, Inc.	5,866	51,914
Clipper Realty, Inc.	2,259	18,298
CoreCivic, Inc.	933	8,733
CorePoint Lodging, Inc.	2,168	9,127
Corporate Office Properties Tr	2,587	65,555
CyrusOne, Inc.	2,146	156,122
Diversified Healthcare Trust	2,608	11,540
Equinix, Inc.	713	500,740
Essex Property Trust, Inc.	2,134	489,049
Extra Space Storage, Inc.	69	6,374
Forestar Group, Inc. (2)	591	8,912
Gaming and Leisure Properties	2,541	87,919
GEO Group, Inc./The	1,082	12,800
Healthcare Realty Trust, Inc.	1,794	52,546
Highwoods Properties, Inc.	3,978	148,499
Host Hotels & Resorts, Inc.	5,633	60,780
Iron Mountain, Inc.	956	24,952
Lamar Advertising Co.	3,467	231,457
LTC Properties, Inc.	1,383	52,098
Macerich Co./The	480	4,306
Maui Land & Pineapple Co., Inc. (2)	559	6,205
National Health Investors, Inc.	1,516	92,052
National Storage Affiliates Trust	52	1,490
New Senior Investment Group In	4,487	16,243
Paramount Group, Inc.	3,441	26,530
Piedmont Office Realty Trust, Inc.	7,550	125,406
PS Business Parks, Inc.	1,149	152,128
Public Storage	1,425	273,443
Rafael Holdings, Inc. - Class B (2)	1,213	17,431
Realogy Holdings Corp.	1,412	10,463
Realty, Income Corp.	161	9,580
Regency Centers Corp.	427	19,595
Retail Properties of America, Inc.	1,969	14,413
SBA Communications Corp.	1,559	464,457

The accompanying notes are an integral part of these financial statements

Page 28	2020 Semiannual Report | June 30, 2020

Schedule of Investments
June 30, 2020 (unaudited)

Spectrum Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)(1)
Common Stocks - Long — continued
Service Properties Trust	4,231	29,998
Simon Property Group, Inc.	8,979	613,984
Tanger Factory Outlet Centers (3)	1,105	7,879
Trinity Place Holdings, Inc. (2)	3,358	4,634
Uniti Group, Inc.	2,627	24,562
Urstadt Biddle Properties, Inc.	2,121	25,197
		5,013,579
Utilities — 1.2%
American Water Works Co., Inc.	2,785	358,318
Atlantic Power Corp. (2)	8,848	17,696
Consolidated Water Co., Ltd.	192	2,771
Dominion Energy, Inc.	10,675	866,601
Evergy, Inc.	100	5,929
MDU Resources Group, Inc.	4,942	109,614
NextEra Energy, Inc.	1,136	272,833
NorthWestern Corp.	1,883	102,661
PPL Corp.	7,438	192,198
Vistra Energy Corp.	4,696	87,440
WEC Energy Group, Inc.	1,516	132,852
		2,148,913

Total Common Stocks - Long (Cost $116,470,820)		141,836,258

Money Market Registered Investment Companies — 16.1%
Meeder Institutional Prime Money Market Fund, 0.30% (6)	28,035,856	28,049,874
Morgan Stanley Government Institutional Fund, 0.05% (4)	35,885	35,885
Total Money Market Registered Investment Companies (Cost $28,071,530)		28,085,759
Total Investments - Long — 97.4% (Cost $144,542,350)		169,922,017
Other Assets less Liabilities — 2.6%		4,620,395
Total Net Assets — 100.0%		174,542,412

Trustee Deferred Compensation (7)
Meeder Balanced Fund - Retail Class	496	5,580
Meeder Dynamic Allocation Fund - Retail Class	1,155	13,086
Meeder Muirfield Fund - Retail Class	1,363	9,459
Meeder Conservative Allocation Fund - Retail Class	154	3,423
Total Trustee Deferred Compensation (Cost $31,960)		31,548

Spectrum Fund
	Long (Short) Contracts	Expiration Date	Notional Value of Contracts ($)	Value and Unrealized Appreciation (Depreciation) ($)
Futures Contracts
Index Futures
Mini MSCI EAFE Index Futures	80	9/18/2020	7,113,600	(55,629)
Mini MSCI Emerging Markets Index Futures	41	9/18/2020	2,020,685	13,599
Russell 2000 Mini Index Futures	(21)	9/18/2020	(1,509,480)	(27,470)
Standard & Poors 500 Mini Futures	(154)	9/18/2020	(23,794,540)	(139,453)
E-mini Standard & Poors MidCap 400 Futures	(27)	9/18/2020	(4,803,570)	(107,348)
Total Futures Contracts	(81)		(20,973,305)	(316,301)

(1)    Statement on Financial Accounting Standard No. 157 “Fair Value Measurements” - Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

●	Level 1 - quoted prices in active markets for identical securities
●	Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
●	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The following is a summary of the inputs used as of June 30, 2020 in valuing the Fund’s assets carried at fair value:
Valuation Inputs	Investments in Securities	Other Financial Instruments (11)
Level 1 - Quoted Prices	$169,922,017	$(316,301)
Level 2 - Other Significant Observable Inputs	—	—
Level 3 - Significant Unobservable Inputs	—	—
Total	$169,922,017	$(316,301)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2)	Represents non-income producing securities.
(3)	All or a portion of the security is on loan.

The accompanying notes are an integral part of these financial statements

2020 Semiannual Report | June 30, 2020	Page 29

Schedule of Investments
June 30, 2020 (unaudited)

(4)	Investment purchased with cash received as securities lending collateral. The yield shown represents the 7-day yield in effect at June 30, 2020.
(5)	All or a portion of the security is held as collateral for securities sold short. The total fair value of this collateral on June 30, 2020 was $42,334,115.
(6)	Investment in affiliate. The yield shown represents the 7-day yield in effect at June 30, 2020.
(7)	Assets of affiliates to the Spectrum Fund held for the benefit of the Fund’s Trustees in connection with the Trustee Deferred Compensation Plan.
(8)	Fair valued security deemed as Level 3 security.
(9)	Preferred stock.

(10) Short security.

(11) Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures contracts, which are valued at the unrealized appreciation/depreciation of the instrument.

The accompanying notes are an integral part of these financial statements.

The accompanying notes are an integral part of these financial statements

Page 30	2020 Semiannual Report | June 30, 2020

Schedule of Investments
June 30, 2020 (unaudited)

Global Allocation Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)(1)
Common Stocks — 44.7%
Communication Services — 4.0%
Activision Blizzard, Inc.	1,356	102,920
Alphabet, Inc. - Class A (2)	62	87,919
Alphabet, Inc. - Class C (2)	268	378,847
AMC Entertainment Holdings, Inc.	93	399
AT&T, Inc.	6,688	202,178
Cable One, Inc.	1	1,775
Cinemark Holdings, Inc.	119	1,374
Comcast Corp. - Class A	1,185	46,191
Cumulus Media, Inc. (2)	93	367
DHI Group, Inc. (2)	155	326
Electronic Arts, Inc. (2)	506	66,817
EverQuote, Inc. (2)	3	174
Facebook, Inc. (2)	1,219	276,798
Fluent, Inc. (2)	29	52
Frontier Communications Corp. (2)	547	53
Glu Mobile, Inc. (2)	248	2,299
Gray Television, Inc. (2)	110	1,535
IMAX Corp. (2)	24	269
Lee Enterprises, Inc. (2)	235	230
Liberty TripAdvisor Holdings, Inc. (2)	499	1,063
Lions Gate Entertainment Corp. Class A (2)	89	659
Marcus Corp./The	248	3,291
MDC Partners, Inc. (2)	158	329
National CineMedia, Inc.	33	98
Netflix, Inc. (2)	130	59,155
Pinterest, Inc. (2)	206	4,567
Spotify Technology SA (2)	88	22,721
Telephone and Data Systems, Inc.	345	6,859
T-Mobile US, Inc.	1,422	148,101
Tribune Publishing Co.	13	130
Verizon Communications, Inc.	3,385	186,615
Yelp, Inc. (2)	1	23
		1,604,134

Consumer Discretionary — 6.8%
1-800-Flowers.com, Inc. (2)	132	2,643
Amazon.com, Inc. (2)	253	697,981
American Eagle Outfitters, Inc.	33	360
Aramark	216	4,875
AutoZone, Inc. (2)	14	15,794
Bassett Furniture Industries, Inc.	65	478
BBX Capital Corp.	366	930
Best Buy Co., Inc.	925	80,725
Big Lots, Inc.	88	3,696
BorgWarner, Inc.	132	4,660
Boyd Gaming Corp.	117	2,445

Global Allocation Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)(1)
Common Stocks — continued
Brinker International, Inc.	100	2,400
Caleres, Inc.	89	742
Camping World Holdings, Inc.	54	1,467
Capri Holdings, Ltd. (2)	146	2,282
Chipotle Mexican Grill, Inc. (2)	9	9,471
Collectors Universe, Inc.	1	34
Crocs, Inc. (2)	79	2,909
Dave & Buster’s Entertainment	53	706
Deckers Outdoor Corp. (2)	125	24,549
Designer Brands, Inc.	41	278
Dollar General Corp.	295	56,200
Dollar Tree, Inc. (2)	101	9,361
Domino’s Pizza, Inc.	70	25,861
DR Horton, Inc.	841	46,633
Duluth Holdings, Inc. - Class B (2)	257	1,894
eBay, Inc.	1,051	55,125
El Pollo Loco Holdings, Inc. (2)	4	59
Everi Holdings, Inc. (2)	242	1,249
Extended Stay America, Inc.	219	2,451
Fiesta Restaurant Group, Inc. (2)	97	619
Ford Motor Co.	1,434	8,719
Fox Factory Holding Corp. (2)	31	2,561
Garmin, Ltd.	319	31,103
General Motors Co.	3,967	100,365
Gentex Corp.	457	11,777
G-III Apparel Group, Ltd. (2)	19	253
Green Brick Partners, Inc. (2)	52	616
Greenlane Holdings, Inc. (2)	24	96
Hanesbrands, Inc.	202	2,281
Harley-Davidson, Inc.	1,084	25,767
Home Depot, Inc./The	1,163	291,343
Installed Building Products In (2)	14	963
International Game Technology	558	4,966
KB Home	462	14,174
Kirkland’s, Inc. (2)	347	940
Lands’ End, Inc. (2)	88	708
Las Vegas Sands Corp.	345	15,711
LCI Industries	4	460
Lear Corp.	114	12,428
Lennar Corp.	485	29,886
LKQ Corp. (2)	452	11,842
Lowe’s Cos., Inc.	1,295	174,980
Lululemon Athletica, Inc. (2)	102	31,825
Malibu Boats, Inc. (2)	153	7,948
MarineMax, Inc. (2)	91	2,037
Marriott International, Inc./MD	29	2,486
McDonald’s Corp.	775	142,964

The accompanying notes are an integral part of these financial statements

2020 Semiannual Report | June 30, 2020	Page 31

Schedule of Investments
June 30, 2020 (unaudited)

Global Allocation Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)(1)
Common Stocks — continued
Meritage Homes Corp. (2)	16	1,218
MGM Resorts International	342	5,746
Murphy USA, Inc. (2)	48	5,404
NIKE, Inc. - Class B	1,585	155,409
NVR, Inc. (2)	9	29,329
Office Depot, Inc.	577	1,356
O’Reilly Automotive, Inc. (2)	19	8,012
Papa John’s International, Inc.	10	794
Party City Holdco, Inc. (2)	86	128
Penn National Gaming, Inc. (2)	125	3,818
PetMed Express, Inc.	39	1,390
Pool Corp.	3	816
PulteGroup, Inc.	1,435	48,833
Purple Innovation, Inc. (2)	178	3,204
Qurate Retail, Inc. (2)	333	3,164
Ralph Lauren Corp.	175	12,691
RCI Hospitality Holdings, Inc.	66	915
Red Robin Gourmet Burgers, Inc. (2)	126	1,285
Red Rock Resorts, Inc.	120	1,309
Rent-A-Center, Inc./TX	1,141	31,743
RH (2)	50	12,445
Ross Stores, Inc.	162	13,809
Rubicon Project, Inc./The (2)	39	260
Signet Jewelers, Ltd.	4	41
Sleep Number Corp. (2)	34	1,416
Sportsman’s Warehouse Holdings (2)	214	3,050
Stamps.com, Inc. (2)	24	4,409
Starbucks Corp.	44	3,238
Stoneridge, Inc. (2)	42	868
Sturm Ruger & Co., Inc.	16	1,216
Tapestry, Inc.	28	372
Target Corp.	568	68,120
Tesla, Inc. (2)	116	125,258
Texas Roadhouse, Inc.	83	4,363
Thor Industries, Inc.	318	33,877
Tile Shop Holdings, Inc.	80	104
Tilly’s, Inc. - Class A	34	193
TopBuild Corp. (2)	46	5,233
Town Sports International Holdings, Inc. (2)	378	204
Tractor Supply Co.	19	2,504
Tupperware Brands Corp.	51	242
Vista Outdoor, Inc. (2)	19	275
Waitr Holdings, Inc. (2)	112	295
Wendy’s Co./The	63	1,372
Williams-Sonoma, Inc.	120	9,841
Wingstop, Inc.	128	17,788
Winnebago Industries, Inc.	477	31,778

Global Allocation Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)(1)
Common Stocks — continued
Yum China Holdings, Inc.	327	15,719
Yum! Brands, Inc.	237	20,598
Zumiez, Inc. (2)	128	3,505
		2,687,033

Consumer Staples — 0.6%
Alico, Inc.	15	467
Coca-Cola Co./The	1,308	58,441
Conagra Brands, Inc.	237	8,335
General Mills, Inc.	787	48,519
Ingredion, Inc.	40	3,320
John B Sanfilippo & Son, Inc.	18	1,536
Kroger Co./The	907	30,702
Molson Coors Beverage Co. - Class B	680	23,365
Nu Skin Enterprises, Inc.	37	1,415
Oil-Dri Corp. of America	1	35
PepsiCo, Inc.	469	62,030
Performance Food Group Co. (2)	89	2,593
Rite Aid Corp. (2)	24	409
Seneca Foods Corp. (2)	3	101
SpartanNash Co.	72	1,530
Tyson Foods, Inc.	42	2,508
United Natural Foods, Inc. (2)	49	892
		246,198

Energy — 0.9%
Altus Midstream Co. (2)	139	88
Amplify Energy Corp.	312	384
Antero Resources Corp. (2)	211	536
Apache Corp.	84	1,134
Arch Resources, Inc.	36	1,023
Archrock, Inc.	123	798
Ardmore Shipping Corp.	326	1,415
Baker Hughes Co.	644	9,911
Bonanza Creek Energy, Inc. (2)	13	193
Cabot Oil & Gas Corp.	291	4,999
Cactus, Inc.	206	4,250
California Resources Corp. (2)(3)	215	262
Centennial Resource Development (2)	37	33
Chaparral Energy, Inc. (2)	93	60
Chesapeake Energy Corp. (2)	25	123
Chevron Corp.	1,113	99,313
Cimarex Energy Co.	13	357
CNX Resources Corp. (2)	105	908
Concho Resources, Inc.	220	11,330
ConocoPhillips	1,091	45,844
CONSOL Energy, Inc. (2)	10	51

The accompanying notes are an integral part of these financial statements

Page 32	2020 Semiannual Report | June 30, 2020

Schedule of Investments
June 30, 2020 (unaudited)

Global Allocation Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)(1)
Common Stocks — continued
Continental Resources, Inc./OK (2)	93	1,630
Delek US Holdings, Inc.	67	1,166
DHT Holdings, Inc.	174	893
Diamondback Energy, Inc.	29	1,213
Dorian LPG, Ltd. (2)	13	101
EOG Resources, Inc.	432	21,885
EQT Corp.	227	2,701
Exterran Corp. (2)	68	367
Extraction Oil & Gas, Inc. (2)	166	20
Frank’s International NV (2)	113	252
Helmerich & Payne, Inc.	201	3,922
Hess Corp.	60	3,109
HollyFrontier Corp.	247	7,212
International Seaways, Inc.	68	1,111
Kinder Morgan, Inc.	920	13,956
Laredo Petroleum, Inc. (2)	22	305
Matador Resources Co. (2)	79	672
Matrix Service Co. (2)	3	29
Montage Resources Corp. (2)	8	32
Nabors Industries, Ltd.	12	444
National Oilwell Varco, Inc.	240	2,940
NexTier Oilfield Solutions, Inc. (2)	189	463
Nine Energy Service, Inc. (2)	35	68
Nordic American Tankers, Ltd.	118	479
Oasis Petroleum, Inc. (2)	156	117
Oceaneering International, Inc. (2)	138	882
Overseas Shipholding Group, Inc. (2)	30	56
Pacific Ethanol, Inc. (2)	350	248
Par Pacific Holdings, Inc. (2)	144	1,295
Patterson-UTI Energy, Inc.	166	576
PDC Energy, Inc. (2)	128	1,592
Peabody Energy Corp.	118	340
Penn Virginia Corp. (2)	92	877
Phillips 66	604	43,428
Pioneer Natural Resources Co.	173	16,902
ProPetro Holding Corp. (2)	255	1,311
Range Resources Corp.	167	940
Renewable Energy Group, Inc. (2)	60	1,487
Schlumberger, Ltd.	657	12,082
Scorpio Tankers, Inc.	14	179
SilverBow Resources, Inc. (2)	63	202
Southwestern Energy Co. (2)	363	929
Superior Energy Services, Inc. (2)	47	54
Talos Energy, Inc. (2)	75	690
Teekay Corp. (2)	121	290
Teekay Tankers, Ltd. (2)	11	141
TETRA Technologies, Inc. (2)	91	49

Global Allocation Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)(1)
Common Stocks — continued
Valero Energy Corp.	553	32,527
W&T Offshore, Inc. (2)	72	164
Westmoreland Coal Co. (2)(8)	539	—
Whiting Petroleum Corp. (2)	163	184
Williams Cos., Inc./The	215	4,089
World Fuel Services Corp.	191	4,920
WPX Energy, Inc. (2)	447	2,852
		377,385

Financials — 3.9%
AGNC Investment Corp.	366	4,721
Allstate Corp./The	1,312	127,251
American Equity Investment Life	13	321
American Express Co.	569	54,169
Ameriprise Financial, Inc.	135	20,255
Artisan Partners Asset Managem	329	10,693
Associated Banc-Corp	29	397
Bank of America Corp.	7,271	172,686
BCB Bancorp, Inc.	167	1,550
Berkshire Hathaway, Inc. Class B (2)	1,801	321,497
Blackstone Mortgage Trust, Inc.	67	1,614
Cannae Holdings, Inc. (2)	225	9,248
Cathay General Bancorp	102	2,683
Charles Schwab Corp./The	12	405
Citigroup, Inc.	172	8,789
Citizens Financial Group, Inc.	173	4,367
CNO Financial Group, Inc.	124	1,931
Colony Credit Real Estate, Inc.	13	91
Cullen/Frost Bankers, Inc.	126	9,413
Curo Group Holdings Corp.	52	425
CVB Financial Corp.	34	637
Diamond Hill Investment Group	2	227
East West Bancorp, Inc.	158	5,726
eHealth, Inc. (2)	16	1,572
Elevate Credit, Inc. (2)	248	367
Ellington Financial, Inc.	161	1,897
Encore Capital Group, Inc. (2)	23	786
Enova International, Inc. (2)	28	416
Enterprise Bancorp, Inc./MA	4	95
Enterprise Financial Services	17	529
Equitable Holdings, Inc.	657	12,674
Esquire Financial Holdings, Inc. (2)	8	135
Essent Group, Ltd.	136	4,933
Farmers National Banc Corp.	50	593
Fidelity National Financial, Inc.	102	3,127
Fifth Third Bancorp	1,107	21,343
First American Financial Corp.	414	19,880

The accompanying notes are an integral part of these financial statements

2020 Semiannual Report | June 30, 2020	Page 33

Schedule of Investments
June 30, 2020 (unaudited)

Global Allocation Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)(1)
Common Stocks — continued
First Choice Bancorp	21	344
First Financial Corp./IN	45	1,658
First Interstate BancSystem In	130	4,025
First Republic Bank/CA	15	1,590
FirstCash, Inc.	297	20,042
FNB Corp./PA	569	4,268
FNCB Bancorp, Inc.	3	17
Glacier Bancorp, Inc.	211	7,446
Great Ajax Corp.	518	4,766
HBT Financial, Inc.	64	853
Heritage Commerce Corp.	96	720
Hilltop Holdings, Inc.	329	6,070
HomeStreet, Inc.	81	1,993
Houlihan Lokey, Inc.	116	6,454
INTL. FCStone, Inc. (2)	109	5,995
Invesco, Ltd.	178	1,915
JPMorgan Chase & Co.	2,395	225,274
Kinsale Capital Group, Inc.	43	6,674
KKR Real Estate Finance Trust	418	6,930
Ladder Capital Corp.	444	3,596
Lakeland Bancorp, Inc.	70	800
LPL Financial Holdings, Inc.	30	2,352
M&T Bank Corp.	28	2,911
MarketAxess Holdings, Inc.	39	19,536
Medley Management, Inc. - Class A (2)	146	113
MetLife, Inc.	10	365
Metrocity Bankshares, Inc.	145	2,078
MMA Capital Holdings, Inc. (2)	61	1,410
MSCI, Inc.	110	36,720
National General Holdings Corp.	34	735
NewStar Financial Contingent Value Rights (2)(8)	34	—
NI Holdings, Inc. (2)	1	15
Nicolet Bankshares, Inc. (2)	4	219
Northrim BanCorp, Inc.	75	1,886
OceanFirst Financial Corp.	121	2,133
Ocwen Financial Corp. (2)	145	96
Oppenheimer Holdings, Inc.	263	5,731
Pacific Premier Bancorp, Inc.	392	8,499
Park National Corp.	1	70
PennyMac Financial Services, Inc. - Class A	348	14,543
People’s United Financial, Inc.	48	555
PNC Financial Services Group I	90	9,469
Popular, Inc.	685	25,461
ProSight Global, Inc. (2)	66	587
Prosperity Bancshares, Inc.	168	9,976
Prudential Financial, Inc.	1,010	61,509

Global Allocation Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)(1)
Common Stocks — continued
Pzena Investment Management In	268	1,458
QCR Holdings, Inc.	88	2,744
Radian Group, Inc.	336	5,211
RBB Bancorp	257	3,508
Regions Financial Corp.	2,732	30,380
Signature Bank/New York NY	195	20,849
Silvercrest Asset Management Group, Inc.	74	941
Simmons First National Corp.	218	3,730
South State Corp.	32	1,525
Starwood Property Trust, Inc.	8	120
State Street Corp.	271	17,222
Stewart Information Services C	407	13,232
SVB Financial Group (2)	55	11,854
TCF Financial Corp.	17	500
TriCo Bancshares	103	3,136
Truist Financial Corp.	805	30,228
United Community Banks, Inc./GA	43	865
Unity Bancorp, Inc.	5	72
Valley National Bancorp	915	7,155
Walker & Dunlop, Inc.	30	1,524
Wells Fargo & Co.	985	25,216
Western Alliance Bancorp	175	6,627
Wins Finance Holdings, Inc. (2)	37	1,465
		1,535,404

Healthcare — 8.9%
Abbott Laboratories	456	41,692
AbbVie, Inc.	1,907	187,229
Abeona Therapeutics, Inc. (2)	8	23
ACADIA Pharmaceuticals, Inc. (2)	1	48
Acceleron Pharma, Inc. (2)	83	7,907
Accuray, Inc. (2)	112	227
AcelRx Pharmaceuticals, Inc. (2)	414	501
Addus HomeCare Corp. (2)	19	1,759
Aduro Biotech, Inc. (2)	160	370
Adverum Biotechnologies, Inc. (2)	51	1,065
Affimed NV (2)	387	1,786
AgeX Therapeutics, Inc. (2)	13	12
Agilent Technologies, Inc.	723	63,892
Agios Pharmaceuticals, Inc. (2)	27	1,444
Akcea Therapeutics, Inc. (2)	11	151
Akebia Therapeutics, Inc. (2)	140	1,901
Akorn, Inc. (2)	307	86
Alector, Inc. (2)	78	1,906
Alexion Pharmaceuticals, Inc. (2)	341	38,274
Align Technology, Inc. (2)	30	8,233
Alkermes PLC (2)	338	6,559

The accompanying notes are an integral part of these financial statements

Page 34	2020 Semiannual Report | June 30, 2020

Schedule of Investments
June 30, 2020 (unaudited)

Global Allocation Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)(1)
Common Stocks — continued
Alnylam Pharmaceuticals, Inc. (2)	107	15,848
Amedisys, Inc. (2)	29	5,758
AmerisourceBergen Corp.	408	41,114
Amgen, Inc.	861	203,075
Amicus Therapeutics, Inc. (2)	203	3,061
Amneal Pharmaceuticals, Inc. (2)	340	1,618
Anthem, Inc.	65	17,094
Apellis Pharmaceuticals, Inc. (2)	78	2,547
Applied Therapeutics, Inc. (2)	21	759
Arcus Biosciences, Inc. (2)	45	1,113
Ardelyx, Inc. (2)	101	699
Arena Pharmaceuticals, Inc. (2)	35	2,203
Arrowhead Pharmaceuticals, Inc. (2)	57	2,462
Arvinas, Inc. (2)	75	2,516
Assembly Biosciences, Inc. (2)	1	23
Assertio Holdings, Inc. (2)	530	454
Atreca, Inc. (2)	3	64
Avantor, Inc. (2)	146	2,482
Avrobio, Inc. (2)	49	855
Axsome Therapeutics, Inc. (2)	31	2,551
Baxter International, Inc.	345	29,705
Beyondspring, Inc. (2)	36	543
BioDelivery Sciences Internati (2)	595	2,594
Biogen, Inc. (2)	442	118,257
BioMarin Pharmaceutical, Inc. (2)	338	41,689
Bio-Rad Laboratories, Inc. - Class A (2)	22	9,933
BioSpecifics Technologies Corp. (2)	40	2,451
Bioxcel Therapeutics, Inc. (2)	15	795
Blueprint Medicines Corp. (2)	48	3,744
Bridgebio Pharma, Inc. (2)	36	1,174
Bristol-Myers Squibb Co.	2,289	134,593
Cardinal Health, Inc.	400	20,876
Catalent, Inc. (2)	269	19,718
Catalyst Pharmaceuticals, Inc. (2)	308	1,423
cbdMD, Inc. (2)	34	65
Celcuity, Inc. (2)	1	7
Centene Corp. (2)	310	19,701
Centogene NV (2)	13	297
Cerecor, Inc. (2)	100	260
Cerner Corp.	1,034	70,881
Chemed Corp.	54	24,358
ChemoCentryx, Inc. (2)	57	3,280
Cigna Corp.	124	23,269
Coherus Biosciences, Inc. (2)	104	1,857
Collegium Pharmaceutical, Inc. (2)	71	1,243
Computer Programs and Systems	34	775
Conformis, Inc. (2)	10	8

Global Allocation Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)(1)
Common Stocks — continued
Constellation Pharmaceuticals (2)	41	1,232
Cortexyme, Inc. (2)	8	370
Cue Biopharma, Inc. (2)	266	6,520
CVS Health Corp.	706	45,869
CytomX Therapeutics, Inc. (2)	48	400
DaVita, Inc. (2)	229	18,123
Deciphera Pharmaceuticals, Inc. (2)	28	1,672
Denali Therapeutics, Inc. (2)	21	508
DexCom, Inc. (2)	51	20,675
Dynavax Technologies Corp. (2)	97	860
Editas Medicine, Inc. (2)	5	148
Edwards Lifesciences Corp. (2)	276	19,074
Elanco Animal Health, Inc. Contingent Value Rights (2)(8)	99	—
Eli Lilly and Co.	822	134,956
Eloxx Pharmaceuticals, Inc. (2)	26	79
Emergent BioSolutions, Inc. (2)	89	7,038
Encompass Health Corp.	129	7,989
Endo International PLC (2)	422	1,447
Enochian Biosciences, Inc. (2)	22	93
Ensign Group, Inc./The	44	1,841
Exact Sciences Corp. (2)	108	9,390
Exelixis, Inc. (2)	372	8,831
Fate Therapeutics, Inc. (2)	85	2,916
Fulcrum Therapeutics, Inc. (2)	8	146
GenMark Diagnostics, Inc. (2)	61	897
Gilead Sciences, Inc.	1,449	111,486
Guardant Health, Inc. (2)	3	243
Harvard Bioscience, Inc. (2)	26	81
Hill-Rom Holdings, Inc.	208	22,834
HMS Holdings Corp. (2)	203	6,575
Horizon Therapeutics Plc (2)	289	16,063
Humana, Inc.	308	119,427
Illumina, Inc. (2)	23	8,518
ImmunoGen, Inc. (2)	215	989
Immunomedics, Inc. (2)	145	5,139
Inovio Pharmaceuticals, Inc. (2)	85	2,291
Insmed, Inc. (2)	51	1,405
Intellia Therapeutics, Inc. (2)	64	1,345
Invitae Corp. (2)	48	1,454
Iovance Biotherapeutics, Inc. (2)	133	3,651
iRhythm Technologies, Inc. (2)	19	2,202
Jazz Pharmaceuticals PLC (2)	57	6,289
Johnson & Johnson	2,281	320,777
Jounce Therapeutics, Inc. (2)	57	393
Kadmon Holdings, Inc. (2)	229	1,172
Karyopharm Therapeutics, Inc. (2)	12	227

The accompanying notes are an integral part of these financial statements

2020 Semiannual Report | June 30, 2020	Page 35

Schedule of Investments
June 30, 2020 (unaudited)

Global Allocation Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)(1)
Common Stocks — continued
Kezar Life Sciences, Inc. (2)	24	124
Kiniksa Pharmaceuticals, Ltd. (2)	16	408
Kodiak Sciences, Inc. (2)	22	1,191
Krystal Biotech, Inc. (2)	10	414
Kura Oncology, Inc. (2)	86	1,402
LHC Group, Inc. (2)	24	4,184
Livongo Health, Inc. (2)	66	4,963
MacroGenics, Inc. (2)	69	1,926
Mallinckrodt PLC (2)(3)	22	59
Marinus Pharmaceuticals, Inc. (2)	179	455
Masimo Corp. (2)	111	25,307
McKesson Corp.	143	21,939
Medtronic PLC	1,983	181,841
MEI Pharma, Inc. (2)	76	314
Merck & Co., Inc.	2,554	197,501
Meridian Bioscience, Inc. (2)	60	1,397
Mersana Therapeutics, Inc. (2)	163	3,814
Mirati Therapeutics, Inc. (2)	1	114
Moderna, Inc. (2)	216	13,869
Molecular Templates, Inc. (2)	79	1,089
Molina Healthcare, Inc. (2)	54	9,611
Momenta Pharmaceuticals, Inc. (2)	99	3,294
Morphic Holding, Inc. (2)	38	1,028
Mylan NV (2)	465	7,477
MyoKardia, Inc. (2)	38	3,672
Myriad Genetics, Inc. (2)	93	1,055
Natera, Inc. (2)	56	2,792
Neurocrine Biosciences, Inc. (2)	142	17,324
NextCure, Inc. (2)	1	21
NextGen Healthcare, Inc. (2)	170	1,867
Novavax, Inc. (2)	22	1,834
Odonate Therapeutics, Inc. (2)	36	1,524
Oncocyte Corp. (2)	95	181
Oncternal Therapeutics, Inc. (2)	4	11
OPKO Health, Inc. (2)	302	1,030
Organogenesis Holdings, Inc. (2)	70	269
Osmotica Pharmaceuticals PLC (2)	152	1,023
Owens & Minor, Inc.	71	541
Palatin Technologies, Inc. (2)	689	353
PDL BioPharma, Inc.	351	1,021
Perrigo Co. PLC	294	16,249
Pfenex, Inc. (2)	90	752
Pfizer, Inc.	3,860	126,222
Phibro Animal Health Corp. - Class A	148	3,888
Phreesia, Inc. (2)	77	2,178
Pieris Pharmaceuticals, Inc. (2)	276	856
PolarityTE, Inc. (2)	3	4

Global Allocation Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)(1)
Common Stocks — continued
PRA Health Sciences, Inc. (2)	57	5,546
Precigen, Inc. (2)	128	639
Principia Biopharma, Inc. (2)	45	2,691
Providence Service Corp./The (2)	4	316
PTC Therapeutics, Inc. (2)	59	2,994
Puma Biotechnology, Inc. (2)	27	282
Quest Diagnostics, Inc.	95	10,826
Quidel Corp. (2)	29	6,488
Radius Health, Inc. (2)	26	354
Recro Pharma, Inc.	214	974
Regeneron Pharmaceuticals, Inc. (2)	77	48,021
ResMed, Inc.	185	35,520
Rigel Pharmaceuticals, Inc. (2)	587	1,074
Sangamo Therapeutics, Inc. (2)	107	959
Seattle Genetics, Inc. (2)	93	15,803
Seres Therapeutics, Inc. (2)	22	105
Simulations Plus, Inc.	68	4,068
Sorrento Therapeutics, Inc. (2)	111	697
STERIS PLC	237	36,365
Strongbridge Biopharma PLC (2)	139	525
Surgery Partners, Inc. (2)	6	69
Sutro Biopharma, Inc. (2)	33	256
Syndax Pharmaceuticals, Inc. (2)	10	148
Tandem Diabetes Care, Inc. (2)	101	9,991
Teladoc Health, Inc. (2)	55	10,496
Tenet Healthcare Corp. (2)	204	3,694
TG Therapeutics, Inc. (2)	84	1,636
Theravance Biopharma, Inc. (2)	12	252
Thermo Fisher Scientific, Inc.	64	23,190
Translate Bio, Inc. (2)	41	735
Turning Point Therapeutics, Inc. (2)	8	517
Twist Bioscience Corp. (2)	27	1,223
Ultragenyx Pharmaceutical, Inc. (2)	25	1,956
United Therapeutics Corp. (2)	97	11,737
UnitedHealth Group, Inc.	646	190,538
Vanda Pharmaceuticals, Inc. (2)	97	1,110
VBI Vaccines, Inc. (2)	112	347
Veeva Systems, Inc. (2)	237	55,558
Verrica Pharmaceuticals, Inc. (2)	38	418
Vertex Pharmaceuticals, Inc. (2)	145	42,095
WaVe Life Sciences, Ltd. (2)	5	52
West Pharmaceutical Services, Inc.	88	19,991
XBiotech, Inc. (2)	105	1,440
Xencor, Inc. (2)	118	3,822
Zimmer Biomet Holdings, Inc.	278	33,182

The accompanying notes are an integral part of these financial statements

Page 36	2020 Semiannual Report | June 30, 2020

Schedule of Investments
June 30, 2020 (unaudited)

Global Allocation Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)(1)
Common Stocks — continued
Zoetis, Inc.	1,186	162,529
Zynex, Inc. (2)	72	1,791
		3,549,900

Industrials — 3.4%
3M Co.	345	53,817
Allison Transmission Holdings	395	14,528
Alpha Pro Tech, Ltd. (2)	7	124
Altra Industrial Motion Corp.	13	414
ArcBest Corp.	66	1,750
Arcosa, Inc.	96	4,051
ASGN, Inc. (2)	54	3,601
Astec Industries, Inc.	54	2,501
Atkore International Group, Inc. (2)	191	5,224
Atlas Air Worldwide Holdings, Inc. (2)	67	2,883
Avis Budget Group, Inc. (2)	3	69
Axon Enterprise, Inc. (2)	38	3,729
AZZ, Inc.	225	7,722
BG Staffing, Inc.	16	181
BlueLinx Holdings, Inc. (2)	17	146
BMC Stock Holdings, Inc. (2)	744	18,704
Builders FirstSource, Inc. (2)	159	3,291
BWX Technologies, Inc.	43	2,436
Caterpillar, Inc.	162	20,493
Columbus McKinnon Corp./NY	7	234
Comfort Systems USA, Inc.	385	15,689
Commercial Vehicle Group, Inc. (2)	153	442
Construction Partners, Inc. (2)	5	89
Copart, Inc. (2)	7	583
Costamare, Inc.	25	139
CSX Corp.	860	59,976
Cummins, Inc.	843	146,058
Curtiss-Wright Corp.	383	34,194
Donaldson Co., Inc.	70	3,256
Eaton Corp. PLC	711	62,198
Echo Global Logistics, Inc. (2)	245	5,297
EMCOR Group, Inc.	269	17,792
Encore Wire Corp.	54	2,636
EnerSys	132	8,498
Expeditors International of Wa	27	2,053
Federal Signal Corp.	216	6,422
Fortune Brands Home & Security	79	5,050
Generac Holdings, Inc. (2)	11	1,341
GMS, Inc. (2)	33	811
Graco, Inc.	117	5,615
GrafTech International, Ltd.	189	1,508
Herman Miller, Inc.	161	3,801

Global Allocation Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)(1)
Common Stocks — continued
Hertz Global Holdings, Inc. (2)	45	63
HNI Corp.	142	4,341
Hub Group, Inc. - Class A (2)	174	8,328
Hubbell, Inc.	688	86,248
Huntington Ingalls Industries	165	28,791
Illinois Tool Works, Inc.	101	17,660
JetBlue Airways Corp. (2)	26	283
Johnson Controls International	654	22,328
Kelly Services, Inc. - Class A	5	79
Kimball International, Inc. - Class B	179	2,069
L B Foster Co. - Class A (2)	70	894
Lincoln Electric Holdings, Inc.	144	12,131
Lockheed Martin Corp.	388	141,589
LSC Communications, Inc. (2)	522	29
Lyft, Inc. (2)	55	1,816
Manitowoc Co., Inc./The (2)	124	1,349
ManpowerGroup, Inc.	470	32,313
Marten Transport, Ltd.	19	478
Matson, Inc.	125	3,638
McGrath RentCorp	6	324
Meritor, Inc. (2)	414	8,197
Miller Industries, Inc./TN	254	7,562
MRC Global, Inc. (2)	93	550
Mueller Water Products, Inc.	171	1,613
MYR Group, Inc. (2)	67	2,138
Nordson Corp.	102	19,350
Norfolk Southern Corp.	16	2,809
Northwest Pipe Co. (2)	84	2,106
Old Dominion Freight Line, Inc.	158	26,795
Oshkosh Corp.	158	11,316
PACCAR, Inc.	947	70,883
Primoris Services Corp.	169	3,001
Quanta Services, Inc.	33	1,295
Regal Beloit Corp.	180	15,718
Rexnord Corp.	192	5,597
Rockwell Automation, Inc.	61	12,993
RR Donnelley & Sons Co.	416	495
Rush Enterprises, Inc.	6	249
Safe Bulkers, Inc. (2)	239	292
Saia, Inc. (2)	48	5,337
Schneider National, Inc. - Class B	47	1,159
Shyft Group, Inc./The	152	2,560
SkyWest, Inc.	44	1,435
Southwest Airlines Co.	3,589	122,672
Steelcase, Inc. - Class A	62	748
Teledyne Technologies, Inc. (2)	3	933
Timken Co./The	368	16,740

The accompanying notes are an integral part of these financial statements

2020 Semiannual Report | June 30, 2020	Page 37

Schedule of Investments
June 30, 2020 (unaudited)

Global Allocation Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)(1)
Common Stocks — continued
Trex Co., Inc. (2)	36	4,683
Triton International, Ltd./Bermu	512	15,483
Tutor Perini Corp. (2)	48	585
Uber Technologies, Inc. (2)	430	13,364
UFP Industries, Inc.	54	2,674
Union Pacific Corp.	38	6,425
United Parcel Service, Inc. - Class B	249	27,684
Vectrus, Inc. (2)	46	2,260
Veritiv Corp. (2)	17	288
WESCO International, Inc. (2)	3	105
WESCO International, Inc. Series A Variable Preferred (2)(10)	81	2,148
Willis Lease Finance Corp. (2)	2	49
WW Grainger, Inc.	152	47,752
		1,362,140

Information Technology — 12.9%
ACI Worldwide, Inc. (2)	11	297
Adobe, Inc. (2)	432	188,054
Advanced Micro Devices, Inc. (2)	628	33,039
Alliance Data Systems Corp.	28	1,263
American Software, Inc./GA	14	221
Amkor Technology, Inc. (2)	714	8,789
Apple, Inc.	2,616	954,317
Applied Materials, Inc.	775	46,849
Arrow Electronics, Inc. (2)	278	19,096
AstroNova, Inc.	32	255
Autodesk, Inc. (2)	128	30,616
Avaya Holdings Corp. (2)	271	3,350
Avnet, Inc.	649	18,097
Benchmark Electronics, Inc.	4	86
Bottomline Technologies DE, Inc. (2)	10	508
Box, Inc. (2)	142	2,948
Broadcom, Inc.	120	37,873
CACI International, Inc. - Class A (2)	67	14,531
Cadence Design Systems, Inc. (2)	1,287	123,501
Cambium Networks Corp. (2)	275	2,024
Cerence, Inc. (2)	59	2,410
ChannelAdvisor Corp. (2)	214	3,390
Ciena Corp. (2)	359	19,443
Cirrus Logic, Inc. (2)	87	5,375
Cisco Systems, Inc.	2,965	138,288
Citrix Systems, Inc.	292	43,190
Cognex Corp.	105	6,271
Cognizant Technology Solutions	841	47,786
Coupa Software, Inc. (2)	36	9,973
Diebold Nixdorf, Inc. (2)	143	867

Global Allocation Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)(1)
Common Stocks — continued
Diodes, Inc. (2)	28	1,420
DocuSign, Inc. (2)	187	32,203
Dropbox, Inc. (2)	252	5,486
DXC Technology Co.	430	7,095
Ebix, Inc.	130	2,907
Enphase Energy, Inc. (2)	47	2,236
F5 Networks, Inc. (2)	36	5,021
Five9, Inc. (2)	76	8,411
FormFactor, Inc. (2)	29	851
Fortinet, Inc. (2)	151	20,728
Hackett Group, Inc./The	19	257
Hewlett Packard Enterprise Co.	2,791	27,156
HP, Inc.	1,674	29,178
IBM	533	64,370
II-VI, Inc. (2)	32	1,511
Information Services Group, Inc. (2)	45	93
Intel Corp.	3,521	210,661
Intuit, Inc.	582	172,383
J2 Global, Inc. (2)	49	3,097
Jabil, Inc.	610	19,569
Kimball Electronics, Inc. (2)	9	122
KLA Corp.	153	29,755
Lam Research Corp.	134	43,344
Leidos Holdings, Inc.	29	2,716
Lumentum Holdings, Inc. (2)	60	4,886
Majesco (2)	43	338
Manhattan Associates, Inc. (2)	119	11,210
ManTech International Corp./VA	88	6,027
Mastercard, Inc.	751	222,071
Maxim Integrated Products, Inc.	467	28,305
Methode Electronics, Inc.	20	625
Micron Technology, Inc. (2)	648	33,385
Microsoft Corp.	4,868	990,687
Motorola Solutions, Inc.	271	37,975
National Instruments Corp.	200	7,742
NCR Corp. (2)	118	2,044
NetScout Systems, Inc. (2)	159	4,064
NIC, Inc.	169	3,880
NortonLifeLock, Inc.	1,202	23,836
NVIDIA Corp.	520	197,553
Okta, Inc. (2)	14	2,803
ON Semiconductor Corp. (2)	80	1,586
OneSpan, Inc. (2)	144	4,022
Oracle Corp.	3,189	176,256
PagerDuty, Inc. (2)	44	1,259
Paycom Software, Inc. (2)	40	12,389
PayPal Holdings, Inc. (2)	143	24,915

The accompanying notes are an integral part of these financial statements

Page 38	2020 Semiannual Report | June 30, 2020

Schedule of Investments
June 30, 2020 (unaudited)

Global Allocation Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)(1)
Common Stocks — continued
PC Connection, Inc.	5	232
Perspecta, Inc.	144	3,345
Photronics, Inc. (2)	190	2,115
Plantronics, Inc.	43	631
Progress Software Corp.	417	16,159
Pure Storage, Inc. (2)	546	9,462
Qorvo, Inc. (2)	133	14,700
QUALCOMM, Inc.	1,837	167,553
Qualys, Inc. (2)	121	12,586
Rimini Street, Inc. (2)	42	216
RingCentral, Inc. - Class A (2)	58	16,531
salesforce.com, Inc. (2)	516	96,662
Sanmina Corp. (2)	155	3,881
ScanSource, Inc. (2)	45	1,084
SecureWorks Corp. (2)	10	114
ServiceNow, Inc. (2)	17	6,886
Skyworks Solutions, Inc.	257	32,860
Slack Technologies, Inc. (2)	252	7,835
SMART Global Holdings, Inc. (2)	58	1,576
Smartsheet, Inc. (2)	56	2,852
Sonim Technologies, Inc. (2)	194	155
Splunk, Inc. (2)	27	5,365
SPS Commerce, Inc. (2)	36	2,704
SS&C Technologies Holdings, Inc.	1,523	86,019
Stratasys, Ltd. (2)	46	730
Sykes Enterprises, Inc. (2)	316	8,741
SYNNEX Corp.	133	15,929
Synopsys, Inc. (2)	705	137,475
Tenable Holdings, Inc. (2)	122	3,637
TESSCO Technologies, Inc.	18	99
Texas Instruments, Inc.	519	65,897
Trimble, Inc. (2)	379	16,369
TTEC Holdings, Inc.	43	2,002
Twilio, Inc. (2)	74	16,237
Verint Systems, Inc. (2)	366	16,536
Veritone, Inc. (2)	41	609
VirnetX Holding Corp. (3)	349	2,269
Visa, Inc.	241	46,554
Vishay Intertechnology, Inc.	63	962
Workday, Inc. (2)	105	19,673
Xerox Holdings Corp.	844	12,905
Xperi Holding Corp.	314	4,635
Zebra Technologies Corp. - Class A (2)	74	18,940
Zoom Video Communications, Inc. (2)	22	5,578
Zscaler, Inc. (2)	72	7,884
		5,146,319

Global Allocation Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)(1)
Common Stocks — continued
Materials — 0.9%
AdvanSix, Inc. (2)	26	305
Air Products and Chemicals, Inc.	204	49,258
Boise Cascade Co.	204	7,672
Clearwater Paper Corp. (2)	18	650
Commercial Metals Co.	61	1,244
Dow, Inc.	310	12,636
Eastman Chemical Co.	147	10,237
Flotek Industries, Inc. (2)	27	32
FMC Corp.	171	17,035
Huntsman Corp.	15	270
Koppers Holdings, Inc. (2)	57	1,074
LyondellBasell Industries NV	331	21,753
Materion Corp.	29	1,783
NewMarket Corp.	3	1,201
Newmont Corp.	1,615	99,710
Novagold Resources, Inc. (2)	433	3,975
Olin Corp.	24	276
Olympic Steel, Inc.	37	435
Packaging Corp. of America	70	6,986
PolyOne Corp.	22	577
Reliance Steel & Aluminum Co.	322	30,567
Royal Gold, Inc.	125	15,540
Ryerson Holding Corp. (2)	245	1,379
Scotts Miracle-Gro Co./The	47	6,320
Sherwin-Williams Co./The	112	64,719
Steel Dynamics, Inc.	246	6,418
Stepan Co.	23	2,233
Trinseo SA	4	89
Tronox Holdings PLC	49	354
Westrock Co.	350	9,891
Worthington Industries, Inc.	40	1,492
		376,111

Real Estate Investment Trust — 1.6%
Altisource Portfolio Solutions (2)	101	1,489
American Homes 4 Rent	452	12,159
American Tower Corp.	671	173,480
Apple Hospitality REIT, Inc.	803	7,757
Ashford Hospitality Trust, Inc.	299	216
AvalonBay Communities, Inc.	90	13,918
CareTrust REIT, Inc.	145	2,488
CatchMark Timber Trust, Inc.	163	1,443
CBL & Associates Properties In (2)	792	216
Clipper Realty, Inc.	91	737
Colony Capital, Inc.	257	617
CoreCivic, Inc.	111	1,039

The accompanying notes are an integral part of these financial statements

2020 Semiannual Report | June 30, 2020	Page 39

Schedule of Investments
June 30, 2020 (unaudited)

Global Allocation Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)(1)
Common Stocks — continued
CorEnergy Infrastructure Trust	80	732
CorePoint Lodging, Inc.	357	1,503
Corporate Office Properties Tr	339	8,590
CyrusOne, Inc.	164	11,931
Equinix, Inc.	48	33,710
Essex Property Trust, Inc.	252	57,751
Gaming and Leisure Properties	729	25,223
Getty Realty Corp.	28	831
Healthcare Realty Trust, Inc.	478	14,001
Highwoods Properties, Inc.	307	11,460
Host Hotels & Resorts, Inc.	141	1,521
Lamar Advertising Co.	512	34,181
LTC Properties, Inc.	470	17,705
Maui Land & Pineapple Co., Inc. (2)	8	89
National Health Investors, Inc.	14	850
National Storage Affiliates Trust	146	4,184
Paramount Group, Inc.	325	2,506
Piedmont Office Realty Trust, Inc.	542	9,003
PS Business Parks, Inc.	163	21,581
Public Storage	101	19,381
QTS Realty Trust, Inc.	26	1,666
RAIT Financial Trust (2)(8)	287	—
Regency Centers Corp.	103	4,727
Ryman Hospitality Properties, Inc.	22	761
SBA Communications Corp.	78	23,238
Service Properties Trust	800	5,672
Simon Property Group, Inc.	1,483	101,408
Spirit MTA Reit Liquidating Trust (2)(8)	385	—
Tanger Factory Outlet Centers (3)	67	478
Trinity Place Holdings, Inc. (2)	331	457
Uniti Group, Inc.	132	1,234
Xenia Hotels & Resorts, Inc.	172	1,605
		633,538

Utilities — 0.8%
American Water Works Co., Inc.	289	37,183
Atlantic Power Corp. (2)	432	864
Dominion Energy, Inc.	1,379	111,947
Evergy, Inc.	21	1,245
MDU Resources Group, Inc.	944	20,938
NextEra Energy, Inc.	133	31,943
NorthWestern Corp.	637	34,729
NRG Energy, Inc.	286	9,312
PPL Corp.	1,012	26,150
RGC Resources, Inc.	1	24
Southwest Gas Holdings, Inc.	346	23,891
WEC Energy Group, Inc.	192	16,829

Global Allocation Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)(1)
Common Stocks — continued
York Water Co./The	38	1,816
		316,871

Total Common Stocks (Cost $14,554,936)		17,835,033

Registered Investment Companies — 16.0%
Baird Core Plus Bond Fund - Class I	20,858	251,752
Dodge & Cox Income Fund	14,822	215,362
DoubleLine Total Return Bond Fund - Class I	14,043	150,537
Guggenheim Total Return Bond Fund - Class I	3,924	114,502
iShares Core MSCI EAFE ETF (9)	42,298	2,417,756
iShares Core MSCI Emerging Markets ETF (9)	12,312	586,051
iShares Core U.S. Aggregate Bond ETF (9)	3,264	385,837
iShares JP Morgan USD Emerging Markets Bond ETF (9)	2,824	308,437
Lord Abbett High Yield Fund - Class I	17,102	115,437
Payden Emerging Markets Bond Fund - Class I	3,419	44,032
PGIM Total Return Bond Fund - Class R6	15,559	229,032
Pioneer Bond Fund - Class Y	15,655	154,831
Segall Bryant & Hamill Plus Bond Fund - Class I	14,981	166,438
SPDR Bloomberg Barclays High Yield Bond ETF (9)	1,092	110,467
TCW Emerging Markets Income Fund - Class I	10,029	77,826
Vanguard Intermediate-Term Corporate Bond ETF (9)	1,213	115,405
Vanguard Short-Term Bond ETF (9)	1,565	130,083
Vanguard Total Bond Market ETF (9)	4,147	366,346
Xtrackers USD High Yield Corporate Bond ETF (9)	8,799	411,353
Total Registered Investment Companies (Cost $5,901,586)		6,351,484

Money Market Registered Investment Companies — 32.6%
Meeder Institutional Prime Money Market Fund, 0.30% (5)	12,957,885	12,964,364
Morgan Stanley Government Institutional Fund, 0.05% (4)	2,284	2,284
Total Money Market Registered Investment Companies (Cost $12,958,479)		12,966,648

The accompanying notes are an integral part of these financial statements

Page 40	2020 Semiannual Report | June 30, 2020

Schedule of Investments
June 30, 2020 (unaudited)

Global Allocation Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)(1)
Bank Obligations — 1.9%
First Merchants Bank Deposit Account, 0.75%, 7/1/2020 (6)	247,160	247,160
Metro City Bank Deposit Account, 1.60%, 7/1/2020 (6)	247,312	247,312
Pacific Mercantile Bank Deposit Account, 0.18%, 7/1/2020 (6)	246,790	246,790
Total Bank Obligations (Cost $741,262)		741,262

U.S. Government Obligations — 1.2%
U.S. Treasury Note, 2.25%, due 1/31/2024	149,500	$160,432
U.S. Treasury Note, 2.625%, due 2/15/2029	70,400	82,495
U.S. Treasury Note, 1.50%, due 8/15/2026	52,600	56,046
U.S. Treasury Note, 2.25%, due 11/15/2025	95,300	104,990
U.S. Treasury Note, 2.125%, due 12/31/2022	57,800	60,616
Total U.S. Government Obligations (Cost $425,967)		464,579
Total Investments — 96.4% (Cost $34,582,230)		38,359,006
Other Assets less Liabilities — 3.6%		1,430,440
Total Net Assets — 100.0%		39,789,446

Trustee Deferred Compensation (7)
Meeder Balanced Fund - Retail Class	1,747	19,654
Meeder Dynamic Allocation Fund - Retail Class	4,416	50,033
Meeder Muirfield Fund - Retail Class	1,982	13,755
Meeder Conservative Allocation Fund - Retail Class	502	11,159
Total Trustee Deferred Compensation (Cost $88,123)		94,601

Global Allocation Fund
	Long (Short) Contracts	Expiration Date	Notional Value of Contracts ($)	Value and Unrealized Appreciation (Depreciation) ($)
Futures Contracts
Index Futures
Mini MSCI EAFE Index Futures	76	9/18/2020	6,757,920	(24,436)
Mini MSCI Emerging Markets Index Futures	32	9/18/2020	1,577,120	15,563
Russell 2000 Mini Index Futures	(4)	9/18/2020	(287,520)	(1,010)
Standard & Poors 500 Mini Futures	(7)	9/18/2020	(1,081,570)	(26,591)
E-mini Standard & Poors MidCap 400 Futures	(2)	9/18/2020	(355,820)	(12,175)
Total Futures Contracts	95		6,610,130	(48,649)

(1)

Statement on Financial Accounting Standard No. 157 “Fair Value Measurements” - Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

●	Level 1 - quoted prices in active markets for identical securities
●	Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
●	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The following is a summary of the inputs used as of June 30, 2020 in valuing the Fund’s assets carried at fair value:
Valuation Inputs	Investments in Securities	Other Financial Instruments (11)
Level 1 - Quoted Prices	$37,153,165	$(48,649)
Level 2 - Other Significant Observable Inputs	1,205,841	—
Level 3 - Significant Unobservable Inputs	—	—
Total	$38,359,006	$(48,649)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2)	Represents non-income producing securities.
(3)	All or a portion of this security is on loan.

The accompanying notes are an integral part of these financial statements

2020 Semiannual Report | June 30, 2020	Page 41

Schedule of Investments
June 30, 2020 (unaudited)

(4)	Investment purchased with cash received as securities lending collateral. The yield shown represents the 7-day yield in effect at June 30, 2020.
(5)	Investment in affiliate. The yield shown represents the 7-day yield in effect at June 30, 2020.
(6)

Variable rate security. Securities payable at par including accrued interest (usually within seven days notice) and unconditionally secured as to principal and interest by letters of credit or other credit support agreements from major banks. The interest rates are adjustable and are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The rate shown represents the rate in effect at June 30, 2020. The maturity date shown, if applicable, reflects the earlier of the next demand date or stated maturity date.

(7)	Assets of affiliates to the Global Allocation Fund held for the benefit of the Fund’s Trustees in connection with the Trustee Deferred Compensation Plan.
(8)	Fair valued security deemed as Level 3 security.
(9)	Exchange-traded fund.
(10)	Preferred stock.
(11)	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures contracts, which are valued at the unrealized appreciation/depreciation of the instrument.

The accompanying notes are an integral part of these financial statements.

The accompanying notes are an integral part of these financial statements

Page 42	2020 Semiannual Report | June 30, 2020

Schedule of Investments
June 30, 2020 (unaudited)

Balanced Fund
Security Description	Shares, Contracts or Principal Amount ($)	Fair Value ($)(1)
Common Stocks — 53.8%
Communication Services — 4.5%
Activision Blizzard, Inc.	4,796	364,016
Alphabet, Inc. - Class A (2)	613	869,265
Alphabet, Inc. - Class C (2)	2,972	4,201,249
AMC Entertainment Holdings, Inc.	1,264	5,423
AT&T, Inc.	62,090	1,876,981
Cable One, Inc.	8	14,199
Cinemark Holdings, Inc.	1,481	17,106
Comcast Corp. - Class A	23,409	912,483
Cumulus Media, Inc. (2)	115	454
Electronic Arts, Inc. (2)	5,419	715,579
Entravision Communications Corp. - Class A	948	1,356
EverQuote, Inc. (2)	68	3,955
Facebook, Inc. (2)	14,586	3,312,043
Frontier Communications Corp. (2)(3)	4,619	450
Glu Mobile, Inc. (2)	1,417	13,136
Gray Television, Inc. (2)	1,207	16,838
Lee Enterprises, Inc. (2)	366	359
Liberty TripAdvisor Holdings, Inc. (2)	4,316	9,193
Lions Gate Entertainment Corp. Class A (2)	978	7,247
Marcus Corp./The	3,174	42,119
MDC Partners, Inc. (2)	146	304
National CineMedia, Inc.	951	2,824
Netflix, Inc. (2)	1,741	792,225
Pinterest, Inc. (2)	1,803	39,973
Spotify Technology SA (2)	928	239,600
Telephone and Data Systems, Inc.	3,397	67,532
T-Mobile US, Inc.	11,334	1,180,436
Tribune Publishing Co.	373	3,726
Verizon Communications, Inc.	35,205	1,940,852
		16,650,923

Consumer Discretionary — 8.2%
1-800-Flowers.com, Inc. (2)	1,394	27,908
Amazon.com, Inc. (2)	2,750	7,586,755
Aptiv PLC	55	4,286
Aramark	2,271	51,256
AutoNation, Inc. (2)	12	451
AutoZone, Inc. (2)	117	131,990
Best Buy Co., Inc.	8,544	745,635
Big Lots, Inc.	1,290	54,180
Boyd Gaming Corp.	767	16,030
Brinker International, Inc.	1,154	27,696
Caleres, Inc.	1,096	9,141
Camping World Holdings, Inc.	3,479	94,490

Balanced Fund
Security Description	Shares, Contracts or Principal Amount ($)	Fair Value ($)(1)
Common Stocks — continued
Capri Holdings, Ltd. (2)	157	2,454
Chipotle Mexican Grill, Inc. (2)	443	466,195
Collectors Universe, Inc.	4	137
Crocs, Inc. (2)	1,413	52,027
Dana, Inc.	2,321	28,293
Dave & Buster’s Entertainment	699	9,318
Deckers Outdoor Corp. (2)	1,724	338,576
Designer Brands, Inc.	541	3,663
Dollar General Corp.	4,563	869,297
Dollar Tree, Inc. (2)	1,243	115,201
Domino’s Pizza, Inc.	657	242,722
DR Horton, Inc.	9,056	502,155
Duluth Holdings, Inc. - Class B (2)	3,078	22,685
eBay, Inc.	10,634	557,753
Everi Holdings, Inc. (2)	2,108	10,877
Extended Stay America, Inc.	2,280	25,513
Fiesta Restaurant Group, Inc. (2)	1,360	8,677
Ford Motor Co.	3,794	23,068
Fox Factory Holding Corp. (2)	335	27,674
Garmin, Ltd.	5,369	523,478
General Motors Co.	42,142	1,066,193
Gentex Corp.	5,705	147,018
Greenlane Holdings, Inc. (2)	106	422
Hanesbrands, Inc.	2,689	30,359
Harley-Davidson, Inc.	15,817	375,970
Home Depot, Inc./The	12,914	3,235,086
Installed Building Products In (2)	53	3,645
International Game Technology	5,487	48,834
KB Home	4,609	141,404
Kirkland’s, Inc. (2)	3,219	8,723
Lands’ End, Inc. (2)	1,128	9,069
Las Vegas Sands Corp.	2,894	131,793
LCI Industries	1,306	150,164
Lear Corp.	1,663	181,300
Lennar Corp.	7,467	460,117
LKQ Corp. (2)	8,630	226,106
Lowe’s Cos., Inc.	12,024	1,624,683
Lululemon Athletica, Inc. (2)	1,167	364,116
Malibu Boats, Inc. (2)	770	40,002
McDonald’s Corp.	10,138	1,870,157
Meritage Homes Corp. (2)	477	36,309
MGM Resorts International	2,223	37,346
Murphy USA, Inc. (2)	661	74,422
NIKE, Inc. - Class B	17,941	1,759,115
NVR, Inc. (2)	106	345,428
Office Depot, Inc.	6,650	15,628

The accompanying notes are an integral part of these financial statements

2020 Semiannual Report | June 30, 2020	Page 43

Schedule of Investments
June 30, 2020 (unaudited)

Balanced Fund
Security Description	Shares, Contracts or Principal Amount ($)	Fair Value ($)(1)
Common Stocks — continued
O’Reilly Automotive, Inc. (2)	503	212,100
Papa John’s International, Inc.	190	15,088
Party City Holdco, Inc. (2)	1,229	1,831
Penn National Gaming, Inc. (2)	1,550	47,337
PetMed Express, Inc.	183	6,522
Pool Corp.	55	14,953
PulteGroup, Inc.	10,055	342,172
Purple Innovation, Inc. (2)	86	1,548
Qurate Retail, Inc. (2)	3,256	30,932
Ralph Lauren Corp.	2,104	152,582
RCI Hospitality Holdings, Inc.	748	10,367
Red Robin Gourmet Burgers, Inc. (2)	1,140	11,628
Red Rock Resorts, Inc.	1,289	14,063
Rent-A-Center, Inc./TX	11,458	318,762
RH (2)	1,205	299,925
Ross Stores, Inc.	1,298	110,642
Rubicon Project, Inc./The (2)	90	600
Sleep Number Corp. (2)	481	20,029
Sportsman’s Warehouse Holdings (2)	892	12,711
Stamps.com, Inc. (2)	287	52,719
Starbucks Corp.	1,645	121,056
Stoneridge, Inc. (2)	686	14,173
Sturm Ruger & Co., Inc.	269	20,444
Target Corp.	5,710	684,800
Tesla, Inc. (2)	1,094	1,181,312
Texas Roadhouse, Inc.	474	24,918
Thor Industries, Inc.	4,051	431,553
Tile Shop Holdings, Inc.	1,899	2,469
Tilly’s, Inc. - Class A	41	232
TopBuild Corp. (2)	552	62,801
Town Sports International Holdings, Inc. (2)	1,777	960
Tractor Supply Co.	125	16,474
Tupperware Brands Corp.	661	3,140
Urban Outfitters, Inc. (2)	131	1,994
Vista Outdoor, Inc. (2)	185	2,673
Waitr Holdings, Inc. (2)	1,307	3,437
Wendy’s Co./The	485	10,563
Williams-Sonoma, Inc.	1,722	141,221
Wingstop, Inc.	426	59,201
Winnebago Industries, Inc.	3,488	232,371
Yum China Holdings, Inc.	4,353	209,249
Yum! Brands, Inc.	4,254	369,715
Zumiez, Inc. (2)	1,654	45,287
		30,279,544

Balanced Fund
Security Description	Shares, Contracts or Principal Amount ($)	Fair Value ($)(1)
Common Stocks — continued
Consumer Staples — 1.1%
Alico, Inc.	96	2,991
Coca-Cola Co./The	16,722	747,139
Conagra Brands, Inc.	1,488	52,333
Costco Wholesale Corp.	395	119,768
Fresh Del Monte Produce, Inc.	27	665
General Mills, Inc.	22,032	1,358,273
Kraft Heinz Co./The	1,927	61,452
Kroger Co./The	5,707	193,182
Molson Coors Beverage Co. - Class B	8,313	285,635
Nu Skin Enterprises, Inc.	542	20,721
Oil-Dri Corp. of America	92	3,192
PepsiCo, Inc.	5,109	675,716
Performance Food Group Co. (2)	1,104	32,171
Philip Morris International, Inc.	4,399	308,194
Rite Aid Corp. (2)	405	6,909
SpartanNash Co.	1,270	26,988
Tyson Foods, Inc.	605	36,125
United Natural Foods, Inc. (2)	682	12,419
Walgreens Boots Alliance, Inc.	1,192	50,529
		3,994,402

Energy — 1.4%
Amplify Energy Corp.	2,885	3,549
Antero Resources Corp. (2)	967	2,456
Apache Corp.	1,635	22,073
Arch Resources, Inc.	218	6,193
Archrock, Inc.	1,170	7,593
Ardmore Shipping Corp.	2,009	8,719
Baker Hughes Co.	10,505	161,672
Bonanza Creek Energy, Inc. (2)	94	1,393
Brigham Minerals, Inc.	633	7,818
Cabot Oil & Gas Corp.	3,603	61,900
Cactus, Inc.	2,297	47,387
California Resources Corp. (2)(3)	1,926	2,350
Centennial Resource Developmen (2)	391	348
Chaparral Energy, Inc. (2)	1,252	812
Chesapeake Energy Corp. (2)	283	1,387
Chevron Corp.	15,544	1,386,991
CNX Resources Corp. (2)	387	3,348
Concho Resources, Inc.	2,158	111,137
ConocoPhillips	11,974	503,147
Continental Resources, Inc./OK (2)	1,016	17,810
Delek US Holdings, Inc.	631	10,986
DHT Holdings, Inc.	1,006	5,161
Diamondback Energy, Inc.	315	13,173

The accompanying notes are an integral part of these financial statements

Page 44	2020 Semiannual Report | June 30, 2020

Schedule of Investments
June 30, 2020 (unaudited)

Balanced Fund
Security Description	Shares, Contracts or Principal Amount ($)	Fair Value ($)(1)
Common Stocks — continued
Dorian LPG, Ltd. (2)	610	4,721
EOG Resources, Inc.	4,689	237,545
EQT Corp.	1,338	15,922
Exterran Corp. (2)	779	4,199
Extraction Oil & Gas, Inc. (2)	1,822	220
Exxon Mobil Corp.	6,801	304,141
Frank’s International NV (2)	4,557	10,162
Hallador Energy Co.	1,603	1,050
Helmerich & Payne, Inc.	4,283	83,561
Hess Corp.	689	35,697
HollyFrontier Corp.	2,851	83,249
International Seaways, Inc.	864	14,118
Kinder Morgan, Inc.	8,426	127,822
Laredo Petroleum, Inc. (2)	141	1,954
Matador Resources Co. (2)	445	3,783
Nabors Industries, Ltd.	138	5,109
National Oilwell Varco, Inc.	821	10,057
NexTier Oilfield Solutions, Inc. (2)	1,321	3,236
Nine Energy Service, Inc. (2)	312	608
Nordic American Tankers, Ltd.	354	1,437
Oasis Petroleum, Inc. (2)	1,975	1,481
Oceaneering International, Inc. (2)	1,125	7,189
Par Pacific Holdings, Inc. (2)	1,350	12,137
PDC Energy, Inc. (2)	1,460	18,162
Peabody Energy Corp.	925	2,664
Penn Virginia Corp. (2)	1,590	15,153
Phillips 66	6,429	462,245
Pioneer Natural Resources Co.	1,841	179,866
ProPetro Holding Corp. (2)	3,901	20,051
Range Resources Corp.	1,699	9,565
Renewable Energy Group, Inc. (2)	707	17,519
Rosehill Resources, Inc. (2)(3)	856	618
Schlumberger, Ltd.	7,454	137,079
Southwestern Energy Co. (2)	3,598	9,211
Superior Energy Services, Inc. (2)	475	542
Talos Energy, Inc. (2)	436	4,011
Teekay Corp. (2)	1,504	3,610
Teekay Tankers, Ltd. (2)	12	154
Valero Energy Corp.	8,563	503,676
Whiting Petroleum Corp. (2)	1,079	1,219
Williams Cos., Inc./The	7,615	144,837
World Fuel Services Corp.	2,182	56,208
WPX Energy, Inc. (2)	5,592	35,677
		4,978,868

Balanced Fund
Security Description	Shares, Contracts or Principal Amount ($)	Fair Value ($)(1)
Common Stocks — continued
Financials — 5.0%
AGNC Investment Corp.	4,446	57,353
Allstate Corp./The	15,029	1,457,663
American Equity Investment Life	82	2,026
American Express Co.	6,748	642,410
Ameriprise Financial, Inc.	1,472	220,859
Artisan Partners Asset Managem	4,373	142,123
Bank of America Corp.	85,213	2,023,809
Berkshire Hathaway, Inc. Class B (2)	19,797	3,533,962
Blackstone Mortgage Trust, Inc.	1,493	35,966
Cannae Holdings, Inc. (2)	2,344	96,338
Capital Bancorp, Inc. (2)	130	1,391
Cathay General Bancorp	546	14,360
Charles Schwab Corp./The	136	4,589
Citigroup, Inc.	1,417	72,409
Citizens Financial Group, Inc.	1,103	27,840
Civista Bancshares, Inc.	212	3,265
CNO Financial Group, Inc.	963	14,994
Cullen/Frost Bankers, Inc.	1,428	106,686
Curo Group Holdings Corp.	3,047	24,894
CVB Financial Corp.	711	13,324
Diamond Hill Investment Group	20	2,273
Donegal Group, Inc.	50	711
East West Bancorp, Inc.	940	34,066
Encore Capital Group, Inc. (2)	226	7,725
Enterprise Financial Services	319	9,927
Equitable Holdings, Inc.	5,110	98,572
Esquire Financial Holdings, Inc. (2)	16	270
ESSA Bancorp, Inc.	88	1,225
Essent Group, Ltd.	731	26,513
Farmers National Banc Corp.	255	3,024
Fidelity National Financial, Inc.	9,633	295,348
Fifth Third Bancorp	12,293	237,009
First American Financial Corp.	5,706	274,002
First Financial Corp./IN	1,424	52,460
First Guaranty Bancshares, Inc.	33	404
First Interstate BancSystem In	1,709	52,911
First Republic Bank/CA	58	6,147
FirstCash, Inc.	3,555	239,891
FNB Corp./PA	4,863	36,473
FNCB Bancorp, Inc.	298	1,714
Glacier Bancorp, Inc.	2,097	74,003
Goosehead Insurance, Inc. (2)	625	46,975
Great Ajax Corp.	2,240	20,608
GWG Holdings, Inc. (2)	235	1,802
HBT Financial, Inc.	1,352	18,022

The accompanying notes are an integral part of these financial statements

2020 Semiannual Report | June 30, 2020	Page 45

Schedule of Investments
June 30, 2020 (unaudited)

Balanced Fund
Security Description	Shares, Contracts or Principal Amount ($)	Fair Value ($)(1)
Common Stocks — continued
Heritage Commerce Corp.	1,159	8,698
Hilltop Holdings, Inc.	5,040	92,988
HomeStreet, Inc.	662	16,292
International Bancshares Corp.	1,300	41,626
INTL. FCStone, Inc. (2)	1,238	68,090
Invesco, Ltd.	525	5,649
James River Group Holdings, Ltd.	191	8,595
JPMorgan Chase & Co.	28,051	2,638,477
Kinsale Capital Group, Inc.	672	104,301
KKR Real Estate Finance Trust	3,770	62,507
Ladder Capital Corp.	5,517	44,688
Lakeland Bancorp, Inc.	454	5,189
LCNB Corp.	57	910
LPL Financial Holdings, Inc.	44	3,450
M&T Bank Corp.	222	23,081
MarketAxess Holdings, Inc.	498	249,458
Medley Management, Inc. - Class A (2)	1,010	780
MetLife, Inc.	6,095	222,589
Metrocity Bankshares, Inc.	1,616	23,157
Mid Penn Bancorp, Inc.	25	461
MMA Capital Holdings, Inc. (2)	162	3,745
MSCI, Inc.	965	322,136
National General Holdings Corp.	1,102	23,814
NI Holdings, Inc. (2)	54	798
Nicolet Bankshares, Inc. (2)	75	4,110
Northrim BanCorp, Inc.	1,264	31,777
Oak Valley Bancorp	180	2,282
OceanFirst Financial Corp.	531	9,362
Oppenheimer Holdings, Inc.	3,460	75,393
Pacific Premier Bancorp, Inc.	3,571	77,419
Park National Corp.	202	14,217
PCB Bancorp	38	391
PennyMac Financial Services, Inc. - Class A	6,576	274,811
People’s United Financial, Inc.	187	2,164
PJT Partners, Inc.	1,254	64,380
PNC Financial Services Group I	917	96,478
Popular, Inc.	10,171	378,056
Progressive Corp./The	1,602	128,336
ProSight Global, Inc. (2)	328	2,919
Prosperity Bancshares, Inc.	1,676	99,521
Prudential Financial, Inc.	12,333	751,080
Pzena Investment Management In	3,249	17,675
QCR Holdings, Inc.	696	21,701
Radian Group, Inc.	2,760	42,808
RBB Bancorp	4,086	55,774
Regions Financial Corp.	30,665	340,995

Balanced Fund
Security Description	Shares, Contracts or Principal Amount ($)	Fair Value ($)(1)
Common Stocks — continued
Shore Bancshares, Inc.	113	1,253
Signature Bank/New York NY	2,401	256,715
Silvercrest Asset Management Group, Inc.	283	3,597
Simmons First National Corp.	1,893	32,389
South State Corp.	131	6,243
Starwood Property Trust, Inc.	1,417	21,198
State Street Corp.	4,530	287,882
Stewart Information Services C	6,018	195,645
Stifel Financial Corp.	227	10,767
Summit Financial Group, Inc.	273	4,499
SVB Financial Group (2)	565	121,774
TriCo Bancshares	1,273	38,763
Truist Financial Corp.	8,603	323,043
United Community Banks, Inc./GA	203	4,084
Valley National Bancorp	6,832	53,426
Walker & Dunlop, Inc.	837	42,528
Wells Fargo & Co.	11,357	290,739
Western Alliance Bancorp	1,774	67,181
		18,263,190

Healthcare — 10.5%
Abbott Laboratories	7,500	685,725
AbbVie, Inc.	19,706	1,934,735
ACADIA Pharmaceuticals, Inc. (2)	111	5,380
Acceleron Pharma, Inc. (2)	1,126	107,274
AcelRx Pharmaceuticals, Inc. (2)	3,182	3,850
Addus HomeCare Corp. (2)	230	21,289
Aduro Biotech, Inc. (2)	1,542	3,562
Adverum Biotechnologies, Inc. (2)	558	11,651
Affimed NV (2)	2,019	9,318
Agilent Technologies, Inc.	7,087	626,278
Akebia Therapeutics, Inc. (2)	2,160	29,333
Alector, Inc. (2)	982	24,000
Alexion Pharmaceuticals, Inc. (2)	3,957	444,134
Align Technology, Inc. (2)	537	147,374
Alkermes PLC (2)	2,906	56,391
Alnylam Pharmaceuticals, Inc. (2)	1,268	187,803
Amedisys, Inc. (2)	285	56,584
AmerisourceBergen Corp.	3,662	369,020
Amgen, Inc.	7,719	1,820,603
Amicus Therapeutics, Inc. (2)	2,737	41,274
Amneal Pharmaceuticals, Inc. (2)	3,911	18,616
Anthem, Inc.	1,881	494,665
Apellis Pharmaceuticals, Inc. (2)	905	29,557
Applied Therapeutics, Inc. (2)	277	10,014
Arcus Biosciences, Inc. (2)	330	8,164

The accompanying notes are an integral part of these financial statements

Page 46	2020 Semiannual Report | June 30, 2020

Schedule of Investments
June 30, 2020 (unaudited)

Balanced Fund
Security Description	Shares, Contracts or Principal Amount ($)	Fair Value ($)(1)
Common Stocks — continued
Ardelyx, Inc. (2)	1,303	9,017
Arena Pharmaceuticals, Inc. (2)	349	21,970
Arrowhead Pharmaceuticals, Inc. (2)	466	20,127
Arvinas, Inc. (2)	1,178	39,510
Assembly Biosciences, Inc. (2)	147	3,428
Assertio Holdings, Inc. (2)	2,907	2,491
Avantor, Inc. (2)	4,619	78,523
Avrobio, Inc. (2)	571	9,964
Axsome Therapeutics, Inc. (2)	332	27,317
Baxter International, Inc.	4,533	390,291
Becton Dickinson and Co.	1,088	260,326
Beyondspring, Inc. (2)	415	6,258
BioDelivery Sciences Internati (2)	6,505	28,362
Biogen, Inc. (2)	1,448	387,412
BioMarin Pharmaceutical, Inc. (2)	2,856	352,259
Bio-Rad Laboratories, Inc. - Class A (2)	128	57,791
BioSpecifics Technologies Corp. (2)	305	18,690
Bioxcel Therapeutics, Inc. (2)	230	12,192
Bridgebio Pharma, Inc. (2)	293	9,555
Bristol-Myers Squibb Co.	23,449	1,378,801
Cardinal Health, Inc.	2,776	144,879
Catalent, Inc. (2)	4,341	318,195
Catalyst Pharmaceuticals, Inc. (2)	2,831	13,079
Celcuity, Inc. (2)	180	1,247
Centene Corp. (2)	3,588	228,017
Centogene NV (2)	602	13,774
Cerecor, Inc. (2)	511	1,329
Cerner Corp.	11,664	799,567
Chemed Corp.	597	269,289
ChemoCentryx, Inc. (2)	812	46,722
Cigna Corp.	2,073	388,998
Coherus Biosciences, Inc. (2)	639	11,413
Collegium Pharmaceutical, Inc. (2)	635	11,113
Constellation Pharmaceuticals (2)	534	16,047
Cortexyme, Inc. (2)	65	3,010
Cue Biopharma, Inc. (2)	1,588	38,922
CVS Health Corp.	9,082	590,058
CytomX Therapeutics, Inc. (2)	634	5,281
DaVita, Inc. (2)	2,462	194,843
Deciphera Pharmaceuticals, Inc. (2)	338	20,185
Denali Therapeutics, Inc. (2)	126	3,047
DexCom, Inc. (2)	602	244,051
Dynavax Technologies Corp. (2)	952	8,444
Edwards Lifesciences Corp. (2)	5,559	384,182
Elanco Animal Health, Inc. Contingent Value Rights (2)(8)	1,792	—

Balanced Fund
Security Description	Shares, Contracts or Principal Amount ($)	Fair Value ($)(1)
Common Stocks — continued
Eli Lilly and Co.	10,420	1,710,756
Eloxx Pharmaceuticals, Inc. (2)	329	997
Emergent BioSolutions, Inc. (2)	1,148	90,784
Encompass Health Corp.	1,830	113,332
Endo International PLC (2)	3,930	13,480
Enochian Biosciences, Inc. (2)	99	417
Ensign Group, Inc./The	357	14,940
Exact Sciences Corp. (2)	1,139	99,025
Exelixis, Inc. (2)	4,116	97,714
Fate Therapeutics, Inc. (2)	956	32,800
Fulcrum Therapeutics, Inc. (2)	556	10,169
GenMark Diagnostics, Inc. (2)	737	10,841
Gilead Sciences, Inc.	14,866	1,143,790
Harpoon Therapeutics, Inc. (2)	125	2,075
Hill-Rom Holdings, Inc.	2,922	320,777
HMS Holdings Corp. (2)	3,020	97,818
Horizon Therapeutics Plc (2)	1,698	94,375
Humana, Inc.	2,815	1,091,516
Illumina, Inc. (2)	35	12,962
ImmunoGen, Inc. (2)	2,339	10,759
Immunomedics, Inc. (2)	1,644	58,263
Inovio Pharmaceuticals, Inc. (2)	985	26,546
Insmed, Inc. (2)	95	2,616
Intellia Therapeutics, Inc. (2)	732	15,387
Invitae Corp. (2)	405	12,267
Iovance Biotherapeutics, Inc. (2)	1,496	41,065
iRhythm Technologies, Inc. (2)	172	19,933
Jazz Pharmaceuticals PLC (2)	474	52,301
Johnson & Johnson	22,730	3,196,520
Jounce Therapeutics, Inc. (2)	759	5,237
Kadmon Holdings, Inc. (2)	2,460	12,595
Karuna Therapeutics, Inc. (2)	19	2,118
Kiniksa Pharmaceuticals, Ltd. (2)	85	2,166
Kodiak Sciences, Inc. (2)	333	18,022
Krystal Biotech, Inc. (2)	118	4,888
Kura Oncology, Inc. (2)	943	15,371
LHC Group, Inc. (2)	254	44,277
MacroGenics, Inc. (2)	801	22,364
Marinus Pharmaceuticals, Inc. (2)	1,790	4,547
Masimo Corp. (2)	799	182,164
McKesson Corp.	1,552	238,108
Medtronic PLC	21,743	1,993,833
Merck & Co., Inc.	28,777	2,225,325
Meridian Bioscience, Inc. (2)	488	11,366
Mersana Therapeutics, Inc. (2)	1,351	31,613
Moderna, Inc. (2)	1,833	117,697

The accompanying notes are an integral part of these financial statements

2020 Semiannual Report | June 30, 2020	Page 47

Schedule of Investments
June 30, 2020 (unaudited)

Balanced Fund
Security Description	Shares, Contracts or Principal Amount ($)	Fair Value ($)(1)
Common Stocks — continued
Molecular Templates, Inc. (2)	1,030	14,204
Molina Healthcare, Inc. (2)	376	66,920
Momenta Pharmaceuticals, Inc. (2)	1,330	44,249
Morphic Holding, Inc. (2)	177	4,788
Mylan NV (2)	1,507	24,233
MyoKardia, Inc. (2)	411	39,711
Myriad Genetics, Inc. (2)	695	7,881
Natera, Inc. (2)	855	42,630
Neurocrine Biosciences, Inc. (2)	1,746	213,012
NextGen Healthcare, Inc. (2)	1,617	17,755
Novavax, Inc. (2)	272	22,671
Odonate Therapeutics, Inc. (2)	299	12,660
Oncocyte Corp. (2)	328	626
Oncternal Therapeutics, Inc. (2)	303	861
OPKO Health, Inc. (2)	3,947	13,459
Organogenesis Holdings, Inc. (2)	529	2,031
Osmotica Pharmaceuticals PLC (2)	2,064	13,891
Owens & Minor, Inc.	1,109	8,451
Palatin Technologies, Inc. (2)	3,025	1,549
PDL BioPharma, Inc.	4,086	11,890
Perrigo Co. PLC	4,083	225,667
Pfenex, Inc. (2)	872	7,281
Pfizer, Inc.	45,082	1,474,181
Phibro Animal Health Corp. - Class A	2,032	53,381
Phreesia, Inc. (2)	659	18,637
PRA Health Sciences, Inc. (2)	616	59,931
Precigen, Inc. (2)(3)	1,765	8,807
Principia Biopharma, Inc. (2)	538	32,167
PTC Therapeutics, Inc. (2)	736	37,345
Puma Biotechnology, Inc. (2)	224	2,336
Quest Diagnostics, Inc.	1,426	162,507
Quidel Corp. (2)	241	53,921
Recro Pharma, Inc.	2,000	9,100
Regeneron Pharmaceuticals, Inc. (2)	622	387,910
Replimune Group, Inc. (2)	182	4,523
ResMed, Inc.	2,221	426,432
Rigel Pharmaceuticals, Inc. (2)	1,715	3,138
Sangamo Therapeutics, Inc. (2)	806	7,222
Scholar Rock Holding Corp. (2)	729	13,275
Seattle Genetics, Inc. (2)	1,468	249,443
Seres Therapeutics, Inc. (2)	59	281
Simulations Plus, Inc.	176	10,528
Sorrento Therapeutics, Inc. (2)(3)	1,475	9,263
STERIS PLC	2,085	319,922
Strongbridge Biopharma PLC (2)	2,193	8,290
Stryker Corp.	560	100,906

Balanced Fund
Security Description	Shares, Contracts or Principal Amount ($)	Fair Value ($)(1)
Common Stocks — continued
Surgery Partners, Inc. (2)	71	821
Sutro Biopharma, Inc. (2)	554	4,299
Syndax Pharmaceuticals, Inc. (2)	29	430
Tandem Diabetes Care, Inc. (2)	910	90,017
Teladoc Health, Inc. (2)	637	121,565
Tenet Healthcare Corp. (2)	2,277	41,236
TG Therapeutics, Inc. (2)	1,068	20,805
Theravance Biopharma, Inc. (2)	135	2,834
Thermo Fisher Scientific, Inc.	2,152	779,756
Translate Bio, Inc. (2)	490	8,781
Turning Point Therapeutics, Inc. (2)	127	8,203
Ultragenyx Pharmaceutical, Inc. (2)	146	11,420
United Therapeutics Corp. (2)	1,404	169,884
UnitedHealth Group, Inc.	6,840	2,017,458
Vanda Pharmaceuticals, Inc. (2)	838	9,587
Veeva Systems, Inc. (2)	2,175	509,864
Verrica Pharmaceuticals, Inc. (2)	70	771
Vertex Pharmaceuticals, Inc. (2)	2,828	820,997
Vir Biotechnology, Inc. (2)	31	1,270
WaVe Life Sciences, Ltd. (2)	68	708
West Pharmaceutical Services, Inc.	834	189,460
XBiotech, Inc. (2)	1,196	16,397
Xencor, Inc. (2)	1,699	55,031
Y-mAbs Therapeutics, Inc. (2)	372	16,070
Zimmer Biomet Holdings, Inc.	3,254	388,397
Zoetis, Inc.	11,283	1,546,222
Zynex, Inc. (2)	815	20,269
		38,444,904

Industrials — 4.0%
3M Co.	4,232	660,150
Allison Transmission Holdings	9,721	357,538
Altra Industrial Motion Corp.	384	12,234
ArcBest Corp.	526	13,944
Arcosa, Inc.	1,911	80,644
ASGN, Inc. (2)	768	51,210
Astec Industries, Inc.	617	28,573
Atkore International Group, Inc. (2)	2,531	69,223
Atlas Air Worldwide Holdings, Inc. (2)	781	33,606
Avis Budget Group, Inc. (2)	120	2,747
Axon Enterprise, Inc. (2)	393	38,565
AZZ, Inc.	2,997	102,857
BMC Stock Holdings, Inc. (2)	8,759	220,201
Builders FirstSource, Inc. (2)	1,596	33,037
Caterpillar, Inc.	2,232	282,348
Comfort Systems USA, Inc.	3,341	136,146

The accompanying notes are an integral part of these financial statements

Page 48	2020 Semiannual Report | June 30, 2020

Schedule of Investments
June 30, 2020 (unaudited)

Balanced Fund
Security Description	Shares, Contracts or Principal Amount ($)	Fair Value ($)(1)
Common Stocks — continued
Copart, Inc. (2)	91	7,578
CoreLogic, Inc./United States	342	22,989
CSX Corp.	9,789	682,685
Cummins, Inc.	9,343	1,618,768
Curtiss-Wright Corp.	3,247	289,892
Delta Air Lines, Inc.	178	4,993
Eaton Corp. PLC	6,083	532,141
Echo Global Logistics, Inc. (2)	3,162	68,362
EMCOR Group, Inc.	2,734	180,827
Emerson Electric Co.	1,264	78,406
Encore Wire Corp.	798	38,958
EnerSys	1,474	94,896
Expeditors International of Wa	214	16,273
Federal Signal Corp.	2,175	64,663
Fortune Brands Home & Security	1,411	90,205
Generac Holdings, Inc. (2)	195	23,776
GMS, Inc. (2)	343	8,434
Graco, Inc.	830	39,832
GrafTech International, Ltd.	1,598	12,752
Herman Miller, Inc.	1,143	26,986
Hertz Global Holdings, Inc. (2)	485	684
HNI Corp.	1,609	49,187
Hub Group, Inc. - Class A (2)	1,840	88,062
Hubbell, Inc.	4,337	543,686
Huntington Ingalls Industries	1,672	291,747
Illinois Tool Works, Inc.	2,468	431,530
JetBlue Airways Corp. (2)	4,147	45,202
Johnson Controls International	7,435	253,831
Kelly Services, Inc. - Class A	85	1,344
Kimball International, Inc. - Class B	1,903	21,999
L B Foster Co. - Class A (2)	212	2,707
Lincoln Electric Holdings, Inc.	804	67,729
Lockheed Martin Corp.	4,054	1,479,386
LSC Communications, Inc. (2)	4,516	255
Lyft, Inc. (2)	669	22,084
Manitowoc Co., Inc./The (2)	1,047	11,391
ManpowerGroup, Inc.	6,148	422,675
Marten Transport, Ltd.	3,337	83,959
Matson, Inc.	2,195	63,875
McGrath RentCorp	107	5,779
Meritor, Inc. (2)	3,486	69,023
Miller Industries, Inc./TN	1,780	52,991
MRC Global, Inc. (2)	982	5,804
Mueller Water Products, Inc.	1,247	11,759
MYR Group, Inc. (2)	1,015	32,389
NL Industries, Inc.	197	672

Balanced Fund
Security Description	Shares, Contracts or Principal Amount ($)	Fair Value ($)(1)
Common Stocks — continued
Nordson Corp.	1,369	259,713
Norfolk Southern Corp.	174	30,549
Northrop Grumman Corp.	101	31,051
Northwest Pipe Co. (2)	548	13,738
Old Dominion Freight Line, Inc.	1,390	235,730
Oshkosh Corp.	1,178	84,368
PACCAR, Inc.	9,434	706,135
Primoris Services Corp.	1,399	24,846
Regal Beloit Corp.	2,169	189,397
Rexnord Corp.	3,737	108,934
Rockwell Automation, Inc.	1,201	255,813
RR Donnelley & Sons Co.	5,502	6,547
Rush Enterprises, Inc.	1,170	48,508
Safe Bulkers, Inc. (2)	1,521	1,856
Saia, Inc. (2)	634	70,488
Schneider National, Inc. - Class B	420	10,361
Shyft Group, Inc./The	1,809	30,464
SkyWest, Inc.	949	30,956
Southwest Airlines Co.	30,960	1,058,213
Steelcase, Inc. - Class A	888	10,709
Sterling Construction Co., Inc. (2)	302	3,162
Teledyne Technologies, Inc. (2)	83	25,809
Timken Co./The	3,628	165,038
Trex Co., Inc. (2)	281	36,550
Triton International, Ltd./Bermu	5,144	155,555
Tutor Perini Corp. (2)	541	6,589
Uber Technologies, Inc. (2)	4,067	126,402
UFP Industries, Inc.	2,133	105,605
Union Pacific Corp.	333	56,300
United Parcel Service, Inc. - Class B	2,242	249,266
Vectrus, Inc. (2)	631	31,001
Veritiv Corp. (2)	231	3,918
Werner Enterprises, Inc.	120	5,224
WESCO International, Inc. (2)	42	1,475
WESCO International, Inc. Series A Variable Preferred (2)(10)	994	26,361
WW Grainger, Inc.	1,632	512,709
		14,805,529

Information Technology — 14.9%
ACI Worldwide, Inc. (2)	64	1,727
Adobe, Inc. (2)	4,585	1,995,896
Advanced Micro Devices, Inc. (2)	6,895	362,746
Alliance Data Systems Corp.	209	9,430
American Software, Inc./GA	251	3,956
Amkor Technology, Inc. (2)	6,551	80,643

The accompanying notes are an integral part of these financial statements

2020 Semiannual Report | June 30, 2020	Page 49

Schedule of Investments
June 30, 2020 (unaudited)

Balanced Fund
Security Description	Shares, Contracts or Principal Amount ($)	Fair Value ($)(1)
Common Stocks — continued
Apple, Inc.	28,920	10,550,016
Applied Materials, Inc.	5,354	323,649
Arrow Electronics, Inc. (2)	3,257	223,723
AstroNova, Inc.	565	4,497
Autodesk, Inc. (2)	1,408	336,780
Avaya Holdings Corp. (2)	3,722	46,004
Avnet, Inc.	7,484	208,691
Benchmark Electronics, Inc.	1,340	28,944
Booz Allen Hamilton Holding Co.	466	36,250
Bottomline Technologies DE, Inc. (2)	39	1,980
Box, Inc. (2)	1,244	25,825
Broadcom, Inc.	1,587	500,873
CACI International, Inc. - Class A (2)	110	23,857
Cadence Design Systems, Inc. (2)	6,057	581,230
Calix, Inc. (2)	503	7,495
Cambium Networks Corp. (2)	3,835	28,226
CDK Global, Inc.	2,880	119,290
Cerence, Inc. (2)	1,510	61,668
ChannelAdvisor Corp. (2)	3,325	52,668
Ciena Corp. (2)	4,068	220,323
Cirrus Logic, Inc. (2)	1,527	94,338
Cisco Systems, Inc.	31,882	1,486,976
Citrix Systems, Inc.	3,167	468,431
Cognex Corp.	1,066	63,662
Cognizant Technology Solutions	11,101	630,759
Coupa Software, Inc. (2)	262	72,584
Diebold Nixdorf, Inc. (2)	2,004	12,144
Diodes, Inc. (2)	928	47,050
DocuSign, Inc. (2)	2,354	405,382
Dropbox, Inc. (2)	2,267	49,353
DXC Technology Co.	5,166	85,239
Ebix, Inc.	1,386	30,991
Enphase Energy, Inc. (2)	904	43,003
F5 Networks, Inc. (2)	210	29,291
Five9, Inc. (2)	408	45,153
Fortinet, Inc. (2)	1,314	180,373
Hackett Group, Inc./The	221	2,992
Hewlett Packard Enterprise Co.	30,747	299,168
HP, Inc.	19,166	334,063
IBM	6,099	736,576
II-VI, Inc. (2)	177	8,358
Intel Corp.	36,731	2,197,616
Intuit, Inc.	5,570	1,649,778
J2 Global, Inc. (2)	896	56,636
Jabil, Inc.	9,116	292,441
KLA Corp.	1,126	218,984

Balanced Fund
Security Description	Shares, Contracts or Principal Amount ($)	Fair Value ($)(1)
Common Stocks — continued
Lam Research Corp.	1,038	335,751
Leidos Holdings, Inc.	1,367	128,047
Lumentum Holdings, Inc. (2)	496	40,389
Majesco (2)	67	527
Manhattan Associates, Inc. (2)	1,406	132,445
ManTech International Corp./VA	1,582	108,351
Mastercard, Inc.	9,042	2,673,719
Maxim Integrated Products, Inc.	3,267	198,013
Methode Electronics, Inc.	198	6,189
Micron Technology, Inc. (2)	7,753	399,435
Microsoft Corp.	53,925	10,974,180
MKS Instruments, Inc.	269	30,462
Motorola Solutions, Inc.	3,076	431,040
National Instruments Corp.	1,485	57,484
NCR Corp. (2)	1,191	20,628
NetApp, Inc.	579	25,690
NetScout Systems, Inc. (2)	857	21,905
NIC, Inc.	2,173	49,892
NortonLifeLock, Inc.	12,103	240,002
NVIDIA Corp.	4,521	1,717,573
ON Semiconductor Corp. (2)	4	79
OneSpan, Inc. (2)	1,754	48,989
Oracle Corp.	34,107	1,885,094
PagerDuty, Inc. (2)	354	10,131
Paycom Software, Inc. (2)	466	144,334
PayPal Holdings, Inc. (2)	3,049	531,227
PC Connection, Inc.	83	3,848
Perspecta, Inc.	5,482	127,347
Photronics, Inc. (2)	2,536	28,226
Plantronics, Inc.	294	4,316
Progress Software Corp.	5,385	208,669
Pure Storage, Inc. (2)	6,064	105,089
Qorvo, Inc. (2)	1,208	133,520
QUALCOMM, Inc.	14,364	1,310,140
Qualys, Inc. (2)	851	88,521
Rimini Street, Inc. (2)	430	2,215
RingCentral, Inc. - Class A (2)	610	173,856
salesforce.com, Inc. (2)	5,501	1,030,502
Sanmina Corp. (2)	1,985	49,704
ScanSource, Inc. (2)	685	16,502
Science Applications Internati	62	4,816
ServiceNow, Inc. (2)	1,315	532,654
Skyworks Solutions, Inc.	3,045	389,334
Slack Technologies, Inc. (2)	2,409	74,896
SMART Global Holdings, Inc. (2)	800	21,744
Smartsheet, Inc. (2)	320	16,294

The accompanying notes are an integral part of these financial statements

Page 50	2020 Semiannual Report | June 30, 2020

Schedule of Investments
June 30, 2020 (unaudited)

Balanced Fund
Security Description	Shares, Contracts or Principal Amount ($)	Fair Value ($)(1)
Common Stocks — continued
SPS Commerce, Inc. (2)	970	72,866
SS&C Technologies Holdings, Inc.	13,241	747,852
Stratasys, Ltd. (2)	656	10,404
Sykes Enterprises, Inc. (2)	1,533	42,403
SYNNEX Corp.	1,724	206,483
Synopsys, Inc. (2)	5,595	1,091,025
Tenable Holdings, Inc. (2)	708	21,105
TESSCO Technologies, Inc.	343	1,887
Texas Instruments, Inc.	6,737	855,397
Trimble, Inc. (2)	3,807	164,424
TTEC Holdings, Inc.	631	29,379
Twilio, Inc. (2)	756	165,882
Verint Systems, Inc. (2)	4,460	201,503
Veritone, Inc. (2)	171	2,541
VirnetX Holding Corp. (3)	4,120	26,780
Visa, Inc.	3,894	752,204
Vishay Intertechnology, Inc.	526	8,032
Workday, Inc. (2)	1,333	249,751
Xerox Holdings Corp.	9,505	145,331
Xperi Holding Corp.	2,827	41,727
Zebra Technologies Corp. - Class A (2)	950	243,153
Zoom Video Communications, Inc. (2)	208	52,736
Zscaler, Inc. (2)	780	85,410
		55,129,772

Materials — 1.3%
Air Products and Chemicals, Inc.	2,970	717,136
Boise Cascade Co.	4,989	187,636
Clearwater Paper Corp. (2)	255	9,213
Commercial Metals Co.	390	7,956
Dow, Inc.	3,234	131,818
Eastman Chemical Co.	2,233	155,506
FMC Corp.	2,159	215,080
Hawkins, Inc.	96	4,088
Huntsman Corp.	84	1,509
Linde PLC	2,225	471,945
LyondellBasell Industries NV	3,849	252,956
Newmont Corp.	14,872	918,197
Novagold Resources, Inc. (2)	2,821	25,897
Olin Corp.	267	3,068
Olympic Steel, Inc.	903	10,610
Packaging Corp. of America	623	62,175
Ramaco Resources, Inc. (2)	859	1,838
Reliance Steel & Aluminum Co.	3,287	312,035
Royal Gold, Inc.	1,776	220,792
RPM International, Inc.	1,698	127,452

Balanced Fund
Security Description	Shares, Contracts or Principal Amount ($)	Fair Value ($)(1)
Common Stocks — continued
Ryerson Holding Corp. (2)	2,706	15,235
Scotts Miracle-Gro Co./The	1,177	158,271
Sherwin-Williams Co./The	909	525,266
Steel Dynamics, Inc.	3,098	80,827
Stepan Co.	324	31,460
Tredegar Corp.	1,357	20,898
Tronox Holdings PLC	583	4,209
Verso Corp.	857	10,250
Westrock Co.	3,788	107,049
Worthington Industries, Inc.	528	19,694
		4,810,066

Real Estate Investment Trust — 1.9%
Altisource Portfolio Solutions (2)	1,014	14,946
American Homes 4 Rent	4,302	115,724
American Tower Corp.	5,969	1,543,225
Apple Hospitality REIT, Inc.	12,382	119,610
Ashford Hospitality Trust, Inc.	4,513	3,261
AvalonBay Communities, Inc.	1,639	253,455
CareTrust REIT, Inc.	1,335	22,909
CatchMark Timber Trust, Inc.	529	4,682
CBL & Associates Properties In (2)	7,569	2,063
Clipper Realty, Inc.	61	494
Colony Capital, Inc.	609	1,462
CoreCivic, Inc.	2,624	24,561
CorEnergy Infrastructure Trust	862	7,887
CorePoint Lodging, Inc.	4,249	17,888
Corporate Office Properties Trust	3,465	87,803
CyrusOne, Inc.	1,543	112,253
Equinix, Inc.	423	297,073
Essex Property Trust, Inc.	3,217	737,240
Extra Space Storage, Inc.	46	4,249
Farmland Partners, Inc.	432	2,959
Gaming and Leisure Properties	10,330	357,418
Getty Realty Corp.	1,105	32,796
Gladstone Commercial Corp.	62	1,163
Healthcare Realty Trust, Inc.	5,150	150,844
Highwoods Properties, Inc.	3,028	113,035
Host Hotels & Resorts, Inc.	625	6,744
Lamar Advertising Co.	6,338	423,125
LTC Properties, Inc.	10,171	383,142
National Health Investors, Inc.	2,560	155,443
National Storage Affiliates Trust	837	23,988
Paramount Group, Inc.	207	1,596
Piedmont Office Realty Trust, Inc.	7,090	117,765
PS Business Parks, Inc.	1,357	179,667

The accompanying notes are an integral part of these financial statements

2020 Semiannual Report | June 30, 2020	Page 51

Schedule of Investments
June 30, 2020 (unaudited)

Balanced Fund
Security Description	Shares, Contracts or Principal Amount ($)	Fair Value ($)(1)
Common Stocks — continued
Public Storage	1,215	233,146
Regency Centers Corp.	1,871	85,860
Ryman Hospitality Properties, Inc.	32	1,107
SBA Communications Corp.	900	268,128
Service Properties Trust	12,659	89,752
Simon Property Group, Inc.	13,501	923,198
Spirit MTA Reit Liquidating Trust (2)(8)	3,461	—
Tanger Factory Outlet Centers (3)	1,775	12,656
Uniti Group, Inc.	866	8,097
Urstadt Biddle Properties, Inc.	2,168	25,756
Xenia Hotels & Resorts, Inc.	2,477	23,110
		6,991,280

Utilities — 1.0%
American Water Works Co., Inc.	3,822	491,739
Consolidated Water Co., Ltd.	1,199	17,302
Dominion Energy, Inc.	14,246	1,156,490
Evergy, Inc.	181	10,731
Exelon Corp.	5,711	207,252
MDU Resources Group, Inc.	17,427	386,531
NextEra Energy, Inc.	1,417	340,321
NorthWestern Corp.	4,357	237,544
NRG Energy, Inc.	6,517	212,194
PPL Corp.	10,120	261,501
RGC Resources, Inc.	57	1,378
Southern Co./The	2,098	108,781
Southwest Gas Holdings, Inc.	1,473	101,711
Spark Energy, Inc. - Class A	128	905
Vistra Energy Corp.	13	242
WEC Energy Group, Inc.	2,002	175,479
		3,710,101

Total Common Stocks (Cost $160,407,172)		198,058,579

Balanced Fund
Security Description	Shares, Contracts or Principal Amount ($)	Fair Value ($)(1)
Registered Investment Companies — 25.7%
Baird Core Plus Bond Fund - Class I	588,183	7,099,365
Dodge & Cox Income Fund	405,446	5,891,127
DoubleLine Total Return Bond Fund - Class I	406,034	4,352,680
Guggenheim Total Return Bond Fund - Class I	113,421	3,309,620
iShares Core U.S. Aggregate Bond ETF (9)	90,485	10,696,232
iShares JP Morgan USD Emerging Markets Bond ETF (9)	79,079	8,637,008
Lord Abbett High Yield Fund - Class I	470,020	3,172,632
Payden Emerging Markets Bond Fund - Class I	85,466	1,100,802
PGIM Total Return Bond Fund - Class R6	446,279	6,569,223
Pioneer Bond Fund - Class Y	442,944	4,380,718
Segall Bryant & Hamill Plus Bond Fund - Class I	441,014	4,899,663
SPDR Bloomberg Barclays High Yield Bond ETF (9)	31,642	3,200,905
TCW Emerging Markets Income Fund - Class I	278,015	2,157,397
Vanguard Intermediate-Term Corporate Bond ETF (9)	33,283	3,166,545
Vanguard Short-Term Bond ETF (9)	44,377	3,688,616
Vanguard Total Bond Market ETF (9)	115,217	10,178,270
Xtrackers USD High Yield Corporate Bond ETF (9)	250,214	11,697,505
Total Registered Investment Companies (Cost $89,381,462)		94,198,308

Money Market Registered Investment Companies — 15.3%
Meeder Institutional Prime Money Market Fund, 0.30% (5)	55,959,100	55,987,079
Morgan Stanley Government Institutional Fund, 0.05% (4)	63,028	63,028
Total Money Market Registered Investment Companies (Cost $56,010,435)		56,050,107

Bank Obligations — 0.2%
First Merchants Bank Deposit Account, 0.75%, 7/1/2020 (6)	247,160	247,160
Metro City Bank Deposit Account, 1.60%, 7/1/2020 (6)	247,312	247,312
Pacific Mercantile Bank Deposit Account, 0.18%, 7/1/2020 (6)	246,790	246,790
Total Bank Obligations (Cost $741,262)		741,262

The accompanying notes are an integral part of these financial statements

Page 52	2020 Semiannual Report | June 30, 2020

Schedule of Investments
June 30, 2020 (unaudited)

Balanced Fund
Security Description	Shares, Contracts or Principal Amount ($)	Fair Value ($)(1)

U.S. Government Obligations — 3.6%
U.S. Treasury Note, 2.25%, due 1/31/2024	4,399,400	4,721,106
U.S. Treasury Note, 2.625%, due 2/15/2029	1,883,800	2,207,431
U.S. Treasury Note, 1.50%, due 8/15/2026	1,511,300	1,610,302
U.S. Treasury Note, 2.25%, due 11/15/2025	2,790,300	3,074,017
U.S. Treasury Note, 2.125%, due 12/31/2022	1,509,300	1,582,819
Total U.S. Government Obligations (Cost $12,186,929)		13,195,675
Total Investments — 98.6% (Cost $318,727,260)		362,243,931
Other Assets less Liabilities — 1.4%		4,992,106
Total Net Assets — 100.0%		367,236,037

Trustee Deferred Compensation (7)
Meeder Balanced Fund - Retail Class	2,670	30,038
Meeder Dynamic Allocation Fund - Retail Class	6,632	75,141
Meeder Muirfield Fund - Retail Class	4,197	29,127
Meeder Conservative Allocation Fund - Retail Class	783	17,406
Total Trustee Deferred Compensation (Cost $144,647)		151,712

Balanced Fund
	Net Long (Short) Contracts	Expiration Date	Notional Value of Contracts ($)	Value and Unrealized Appreciation (Depreciation) ($)
Futures Contracts
Index Futures
Mini MSCI EAFE Index Futures	125	9/18/2020	11,115,000	(66,213)
Mini MSCI Emerging Markets Index Futures	48	9/18/2020	2,365,680	15,867
Russell 2000 Mini Index Futures	(25)	9/18/2020	(1,797,000)	(26,888)
Standard & Poors 500 Mini Futures	(164)	9/18/2020	(25,339,640)	(83,559)
E-mini Standard & Poors MidCap 400 Futures	(33)	9/18/2020	(5,871,030)	(165,095)
Total Futures Contracts	(49)		(19,526,990)	(325,888)

(1)

Statement on Financial Accounting Standard No. 157 “Fair Value Measurements” - Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

●	Level 1 - quoted prices in active markets for identical securities
●	Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
●	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The following is a summary of the inputs used as of June 30, 2020 in valuing the Fund’s assets carried at fair value:
Valuation Inputs	Investments in Securities	Other Financial Instruments (11)
Level 1 - Quoted Prices	$348,306,994	$(325,888)
Level 2 - Other Significant Observable Inputs	13,936,937	—
Level 3 - Significant Unobservable Inputs	—	—
Total	$362,243,931	$(325,888)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2)	Represents non-income producing securities.
(3)	All or a portion of this security is on loan.

The accompanying notes are an integral part of these financial statements

2020 Semiannual Report | June 30, 2020	Page 53

Schedule of Investments
June 30, 2020 (unaudited)

(4)	Investment purchased with cash received as securities lending collateral. The yield shown represents the 7-day yield in effect at June 30, 2020.
(5)	Investment in affiliate. The yield shown represents the 7-day yield in effect at June 30, 2020.
(6)

Variable rate security. Securities payable at par including accrued interest (usually within seven days notice) and unconditionally secured as to principal and interest by letters of credit or other credit support agreements from major banks. The interest rates are adjustable and are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The rate shown represents the rate in effect at June 30, 2020. The maturity date shown, if applicable, reflects the earlier of the next demand date or stated maturity date.

(7)	Assets of affiliates to the Balanced Fund held for the benefit of the Fund’s Trustees in connection with the Trustee Deferred Compensation Plan.
(8)	Fair valued security deemed as Level 3 security.
(9)	Exchange-traded fund.
(10)	Preferred stock.
(11)	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures contracts, which are valued at the unrealized appreciation/depreciation of the instrument.

The accompanying notes are an integral part of these financial statements.

The accompanying notes are an integral part of these financial statements

Page 54	2020 Semiannual Report | June 30, 2020

Schedule of Investments
June 30, 2020 (unaudited)

Moderate Allocation Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)(1)
Common Stocks — 36.9%
Communication Services — 3.2%
Activision Blizzard, Inc.	4,103	311,418
Alphabet, Inc. - Class A (2)	189	268,011
Alphabet, Inc. - Class C (2)	907	1,282,144
AMC Entertainment Holdings, Inc.	375	1,609
AT&T, Inc.	19,176	579,690
Cinemark Holdings, Inc.	410	4,736
Comcast Corp. - Class A	4,270	166,445
Cumulus Media, Inc. (2)	12	47
Electronic Arts, Inc. (2)	1,607	212,204
Facebook, Inc. (2)	4,098	930,533
Frontier Communications Corp. (2)	1,310	128
Glu Mobile, Inc. (2)	772	7,156
Gray Television, Inc. (2)	437	6,096
IMAX Corp. (2)	93	1,043
Lee Enterprises, Inc. (2)	1,275	1,250
Liberty TripAdvisor Holdings, Inc. (2)	2,128	4,533
Lions Gate Entertainment Corp. Class A (2)	303	2,245
Marcus Corp./The	816	10,828
MDC Partners, Inc. (2)	390	811
National CineMedia, Inc.	437	1,298
Netflix, Inc. (2)	444	202,038
Pinterest, Inc. (2)	735	16,295
Spotify Technology SA (2)	313	80,813
Telephone and Data Systems, Inc.	942	18,727
T-Mobile US, Inc.	4,819	501,899
Tribune Publishing Co.	109	1,089
Verizon Communications, Inc.	12,298	677,989
Yelp, Inc. (2)	17	393
		5,291,468

Consumer Discretionary — 5.6%
1-800-Flowers.com, Inc. (2)	358	7,167
Amazon.com, Inc. (2)	838	2,311,891
American Eagle Outfitters, Inc.	31	338
American Public Education, Inc. (2)	12	355
Aptiv PLC	6	468
Aramark	701	15,822
AutoZone, Inc. (2)	42	47,381
BBX Capital Corp.	993	2,522
Best Buy Co., Inc.	2,822	246,276
Big Lots, Inc.	335	14,070
BorgWarner, Inc.	375	13,238
Boyd Gaming Corp.	453	9,468
Brinker International, Inc.	313	7,512
Caleres, Inc.	294	2,452
Camping World Holdings, Inc.	681	18,496

Moderate Allocation Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)(1)
Common Stocks — continued
Capri Holdings, Ltd. (2)	439	6,862
Centric Brands, Inc. (2)	349	24
Chipotle Mexican Grill, Inc. (2)	66	69,456
Crocs, Inc. (2)	573	21,098
Dana, Inc.	66	805
Dave & Buster’s Entertainment	196	2,613
Deckers Outdoor Corp. (2)	439	86,215
Designer Brands, Inc.	143	968
Dollar General Corp.	1,377	262,332
Dollar Tree, Inc. (2)	352	32,623
Domino’s Pizza, Inc.	232	85,710
DR Horton, Inc.	3,807	211,098
Duluth Holdings, Inc. - Class B (2)	899	6,626
eBay, Inc.	3,393	177,963
Everi Holdings, Inc. (2)	770	3,973
Extended Stay America, Inc.	99	1,108
Fiesta Restaurant Group, Inc. (2)	307	1,959
Fox Factory Holding Corp. (2)	113	9,335
Garmin, Ltd.	845	82,388
General Motors Co.	13,294	336,338
Gentex Corp.	1,149	29,610
G-III Apparel Group, Ltd. (2)	101	1,342
Green Brick Partners, Inc. (2)	26	308
Greenlane Holdings, Inc. (2)	90	358
Hanesbrands, Inc.	648	7,316
Harley-Davidson, Inc.	3,641	86,547
Home Depot, Inc./The	3,942	987,510
Installed Building Products In (2)	10	688
International Game Technology	2,023	18,005
KB Home	1,731	53,107
Kirkland’s, Inc. (2)	677	1,835
Lands’ End, Inc. (2)	334	2,685
Las Vegas Sands Corp.	1,104	50,276
Lear Corp.	481	52,439
Lennar Corp.	1,653	101,858
LKQ Corp. (2)	383	10,035
Lowe’s Cos., Inc.	4,367	590,069
Lululemon Athletica, Inc. (2)	326	101,715
Malibu Boats, Inc. (2)	312	16,208
MarineMax, Inc. (2)	273	6,112
McDonald’s Corp.	2,689	496,040
MDC Holdings, Inc.	136	4,855
Meritage Homes Corp. (2)	179	13,625
MGM Resorts International	1,041	17,489
Murphy USA, Inc. (2)	141	15,875
Nathan’s Famous, Inc.	23	1,294
NIKE, Inc. - Class B	5,998	588,104

The accompanying notes are an integral part of these financial statements

2020 Semiannual Report | June 30, 2020	Page 55

Schedule of Investments
June 30, 2020 (unaudited)

Moderate Allocation Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)(1)
Common Stocks — continued
NVR, Inc. (2)	28	91,245
Office Depot, Inc.	2,064	4,850
O’Reilly Automotive, Inc. (2)	116	48,914
Papa John’s International, Inc.	22	1,747
Party City Holdco, Inc. (2)	336	501
Penn National Gaming, Inc. (2)	421	12,857
PetMed Express, Inc.	198	7,057
PulteGroup, Inc.	3,964	134,895
Purple Innovation, Inc. (2)	494	8,892
Qurate Retail, Inc. (2)	1,250	11,875
Ralph Lauren Corp.	702	50,909
RCI Hospitality Holdings, Inc.	368	5,100
Red Robin Gourmet Burgers, Inc. (2)	364	3,713
Red Rock Resorts, Inc.	398	4,342
Rent-A-Center, Inc./TX	3,963	110,251
RH (2)	279	69,443
Ross Stores, Inc.	545	46,456
RTW Retailwinds, Inc. (2)	450	90
Sleep Number Corp. (2)	114	4,747
Sportsman’s Warehouse Holdings (2)	756	10,773
Stamps.com, Inc. (2)	82	15,063
Starbucks Corp.	198	14,571
Stoneridge, Inc. (2)	139	2,872
Sturm Ruger & Co., Inc.	63	4,788
Superior Industries Internatio	12	20
Tapestry, Inc.	67	890
Target Corp.	1,871	224,389
Tesla, Inc. (2)	369	398,450
Texas Roadhouse, Inc.	240	12,617
Thor Industries, Inc.	988	105,252
Tile Shop Holdings, Inc.	163	212
TopBuild Corp. (2)	120	13,652
Town Sports International Holdings, Inc. (2)	961	519
Tractor Supply Co.	19	2,504
Tupperware Brands Corp.	169	803
Vista Outdoor, Inc. (2)	161	2,326
Waitr Holdings, Inc. (2)	364	957
Wendy’s Co./The	197	4,291
Williams-Sonoma, Inc.	426	34,936
Wingstop, Inc.	422	58,645
Winnebago Industries, Inc.	1,274	84,874
Yum China Holdings, Inc.	1,481	71,192
Yum! Brands, Inc.	1,065	92,559
Zumiez, Inc. (2)	465	12,732
		9,140,026

Moderate Allocation Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)(1)
Common Stocks — continued
Consumer Staples — 0.7%
Alico, Inc.	21	654
Coca-Cola Co./The	4,400	196,592
Costco Wholesale Corp.	121	36,688
General Mills, Inc.	7,428	457,936
Ingredion, Inc.	111	9,213
John B Sanfilippo & Son, Inc.	2	171
Kroger Co./The	1,544	52,264
Molson Coors Beverage Co. - Class B	2,200	75,592
Nu Skin Enterprises, Inc.	142	5,429
PepsiCo, Inc.	1,669	220,742
Performance Food Group Co. (2)	324	9,441
Philip Morris International, Inc.	111	7,777
Rite Aid Corp. (2)	141	2,405
SpartanNash Co.	310	6,588
Sprouts Farmers Market, Inc. (2)	217	5,553
Tyson Foods, Inc.	217	12,957
United Natural Foods, Inc. (2)	187	3,405
Walgreens Boots Alliance, Inc.	455	19,287
		1,122,694

Energy — 0.8%
Altus Midstream Co. (2)	651	413
Amplify Energy Corp.	572	704
Antero Resources Corp. (2)	1,229	3,122
Apache Corp.	512	6,912
Arch Resources, Inc.	91	2,585
Archrock, Inc.	353	2,291
Ardmore Shipping Corp.	241	1,046
Baker Hughes Co.	2,044	31,457
Bonanza Creek Energy, Inc. (2)	14	207
Brigham Minerals, Inc.	325	4,014
Cabot Oil & Gas Corp.	1,110	19,070
Cactus, Inc.	725	14,957
California Resources Corp. (2)(3)	723	882
Centennial Resource Developmen (2)	131	117
Chaparral Energy, Inc. (2)	400	259
Chesapeake Energy Corp. (2)	86	421
Chevron Corp.	4,169	372,000
CNX Resources Corp. (2)	287	2,483
Concho Resources, Inc.	742	38,213
ConocoPhillips	3,548	149,087
CONSOL Energy, Inc. (2)	25	127
Continental Resources, Inc./OK (2)	323	5,662
Delek US Holdings, Inc.	224	3,900
DHT Holdings, Inc.	613	3,145
Diamondback Energy, Inc.	116	4,851

The accompanying notes are an integral part of these financial statements

Page 56	2020 Semiannual Report | June 30, 2020

Schedule of Investments
June 30, 2020 (unaudited)

Moderate Allocation Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)(1)
Common Stocks — continued
Dorian LPG, Ltd. (2)	320	2,477
EOG Resources, Inc.	1,422	72,039
EQT Corp.	759	9,032
Exterran Corp. (2)	206	1,110
Extraction Oil & Gas, Inc. (2)	568	69
Frank’s International NV (2)	291	649
Gulfport Energy Corp. (2)	53	58
Hallador Energy Co.	121	79
Helmerich & Payne, Inc.	1,030	20,095
Hess Corp.	216	11,191
HollyFrontier Corp.	722	21,082
International Seaways, Inc.	314	5,131
Kinder Morgan, Inc.	4,287	65,034
KLX Energy Services Holdings I (2)	18	39
Laredo Petroleum, Inc. (2)	75	1,040
Matador Resources Co. (2)	267	2,270
Matrix Service Co. (2)	33	321
Montage Resources Corp. (2)	140	553
Nabors Industries, Ltd.	41	1,518
National Oilwell Varco, Inc.	836	10,241
NexTier Oilfield Solutions, Inc. (2)	354	867
Nine Energy Service, Inc. (2)	161	314
Noble Energy, Inc.	9	81
Nordic American Tankers, Ltd.	389	1,579
Oasis Petroleum, Inc. (2)	613	460
Oceaneering International, Inc. (2)	477	3,048
Overseas Shipholding Group, Inc. (2)	80	149
Pacific Ethanol, Inc. (2)	708	503
Par Pacific Holdings, Inc. (2)	485	4,360
Patterson-UTI Energy, Inc.	673	2,335
PDC Energy, Inc. (2)	474	5,897
Peabody Energy Corp.	408	1,175
Penn Virginia Corp. (2)	375	3,574
Phillips 66	1,994	143,369
Pioneer Natural Resources Co.	560	54,712
Profire Energy, Inc. (2)	11	9
ProPetro Holding Corp. (2)	942	4,842
Range Resources Corp.	577	3,249
Renewable Energy Group, Inc. (2)	152	3,767
Schlumberger, Ltd.	2,304	42,371
Scorpio Tankers, Inc.	20	256
SilverBow Resources, Inc. (2)	240	770
Southwestern Energy Co. (2)	1,303	3,336
Superior Energy Services, Inc. (2)	64	73
Talos Energy, Inc. (2)	203	1,868
Teekay Corp. (2)	502	1,205
Teekay Tankers, Ltd. (2)	18	231

Moderate Allocation Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)(1)
Common Stocks — continued
Valero Energy Corp.	1,869	109,935
W&T Offshore, Inc. (2)	276	629
Westmoreland Coal Co. (2)(8)	773	—
Whiting Petroleum Corp. (2)	512	579
Williams Cos., Inc./The	422	8,026
World Fuel Services Corp.	560	14,426
WPX Energy, Inc. (2)	1,399	8,926
		1,318,874

Financials — 3.2%
AGNC Investment Corp.	1,171	15,106
Allstate Corp./The	3,815	370,017
American Equity Investment Life	39	964
American Express Co.	1,937	184,402
Ameriprise Financial, Inc.	490	73,520
Artisan Partners Asset Managem	1,303	42,348
Associated Banc-Corp	97	1,327
Bank of America Corp.	25,512	605,910
BCB Bancorp, Inc.	339	3,146
Berkshire Hathaway, Inc. Class B (2)	6,080	1,085,341
Blackstone Mortgage Trust, Inc.	260	6,263
C&F Financial Corp.	65	2,161
Cannae Holdings, Inc. (2)	722	29,674
Cathay General Bancorp	549	14,439
Charles Schwab Corp./The	41	1,383
Citigroup, Inc.	526	26,879
Citizens Financial Group, Inc.	545	13,756
Civista Bancshares, Inc.	13	200
CNO Financial Group, Inc.	360	5,605
Colony Credit Real Estate, Inc.	30	211
Cullen/Frost Bankers, Inc.	413	30,855
Curo Group Holdings Corp.	950	7,762
CVB Financial Corp.	116	2,174
Diamond Hill Investment Group	3	341
Donegal Group, Inc.	69	981
East West Bancorp, Inc.	503	18,229
eHealth, Inc. (2)	36	3,537
Elevate Credit, Inc. (2)	771	1,141
Ellington Financial, Inc.	552	6,503
Encore Capital Group, Inc. (2)	26	889
Enova International, Inc. (2)	73	1,086
Enterprise Bancorp, Inc./MA	11	262
Enterprise Financial Services	89	2,770
Equitable Holdings, Inc.	1,720	33,179
Esquire Financial Holdings, Inc. (2)	69	1,166
ESSA Bancorp, Inc.	11	153
Essent Group, Ltd.	482	17,482

The accompanying notes are an integral part of these financial statements

2020 Semiannual Report | June 30, 2020	Page 57

Schedule of Investments
June 30, 2020 (unaudited)

Moderate Allocation Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)(1)
Common Stocks — continued
Farmers National Banc Corp.	87	1,032
Fidelity National Financial, Inc.	882	27,042
Fifth Third Bancorp	4,031	77,718
First American Financial Corp.	1,806	86,724
First Financial Corp./IN	112	4,126
First Interstate BancSystem In	557	17,245
First Republic Bank/CA	59	6,253
FirstCash, Inc.	1,056	71,259
FNB Corp./PA	1,927	14,453
FNCB Bancorp, Inc.	124	713
Glacier Bancorp, Inc.	509	17,963
Goosehead Insurance, Inc. (2)	16	1,203
Great Ajax Corp.	1,594	14,665
HBT Financial, Inc.	215	2,866
Heritage Commerce Corp.	408	3,062
Hilltop Holdings, Inc.	1,236	22,804
HomeStreet, Inc.	403	9,918
Houlihan Lokey, Inc.	281	15,635
International Bancshares Corp.	162	5,187
INTL. FCStone, Inc. (2)	327	17,985
Invesco, Ltd.	780	8,393
JPMorgan Chase & Co.	7,884	741,569
Kinsale Capital Group, Inc.	72	11,175
KKR Real Estate Finance Trust	1,556	25,798
Ladder Capital Corp.	1,529	12,385
Lakeland Bancorp, Inc.	1,074	12,276
LPL Financial Holdings, Inc.	72	5,645
M&T Bank Corp.	111	11,541
MarketAxess Holdings, Inc.	202	101,186
Medley Management, Inc. - Class A (2)	271	209
MetLife, Inc.	891	32,539
Metrocity Bankshares, Inc.	599	8,584
Mid Penn Bancorp, Inc.	3	55
MSCI, Inc.	253	84,456
National General Holdings Corp.	164	3,544
NewStar Financial Contingent Value Rights (2)(8)	31	—
NI Holdings, Inc. (2)	30	443
Nicolet Bankshares, Inc. (2)	14	767
Northrim BanCorp, Inc.	388	9,754
OceanFirst Financial Corp.	169	2,979
Ocwen Financial Corp. (2)	240	159
Oppenheimer Holdings, Inc.	998	21,746
Pacific Premier Bancorp, Inc.	1,108	24,021
PennyMac Financial Services, Inc. - Class A	1,229	51,360
People’s United Financial, Inc.	122	1,412
PJT Partners, Inc.	121	6,212

Moderate Allocation Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)(1)
Common Stocks — continued
PNC Financial Services Group I	278	29,248
Popular, Inc.	2,426	90,174
ProSight Global, Inc. (2)	372	3,311
Prosperity Bancshares, Inc.	517	30,699
Prudential Financial, Inc.	2,727	166,074
Pzena Investment Management In	929	5,054
QCR Holdings, Inc.	543	16,931
Radian Group, Inc.	972	15,076
RBB Bancorp	931	12,708
Regions Financial Corp.	8,527	94,820
Signature Bank/New York NY	704	75,272
Silvercrest Asset Management Group, Inc.	99	1,258
Simmons First National Corp.	658	11,258
South State Corp.	52	2,478
Starwood Property Trust, Inc.	204	3,052
State Street Corp.	1,082	68,761
Stewart Information Services C	1,873	60,891
Summit Financial Group, Inc.	96	1,582
SVB Financial Group (2)	185	39,873
TriCo Bancshares	170	5,177
Truist Financial Corp.	2,676	100,484
United Community Banks, Inc./GA	153	3,078
Unity Bancorp, Inc.	10	143
Valley National Bancorp	2,729	21,341
Walker & Dunlop, Inc.	43	2,185
Wells Fargo & Co.	3,657	93,619
Western Alliance Bancorp	563	21,321
		5,183,091

Healthcare — 7.3%
Abbott Laboratories	2,091	191,180
AbbVie, Inc.	7,908	776,407
Acceleron Pharma, Inc. (2)	291	27,724
AcelRx Pharmaceuticals, Inc. (2)	2,706	3,274
Addus HomeCare Corp. (2)	21	1,944
Aduro Biotech, Inc. (2)	411	949
Adverum Biotechnologies, Inc. (2)	166	3,466
Affimed NV (2)	1,225	5,653
AgeX Therapeutics, Inc. (2)	108	102
Agilent Technologies, Inc.	1,739	153,675
Akcea Therapeutics, Inc. (2)	35	480
Akebia Therapeutics, Inc. (2)	438	5,948
Akorn, Inc. (2)	513	144
Alector, Inc. (2)	235	5,743
Alexion Pharmaceuticals, Inc. (2)	1,173	131,658
Align Technology, Inc. (2)	102	27,993
Alkermes PLC (2)	935	18,144

The accompanying notes are an integral part of these financial statements

Page 58	2020 Semiannual Report | June 30, 2020

Schedule of Investments
June 30, 2020 (unaudited)

Moderate Allocation Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)(1)
Common Stocks — continued
Alnylam Pharmaceuticals, Inc. (2)	414	61,318
Amedisys, Inc. (2)	87	17,273
AmerisourceBergen Corp.	1,161	116,994
Amgen, Inc.	2,598	612,764
Amicus Therapeutics, Inc. (2)	742	11,189
Amneal Pharmaceuticals, Inc. (2)	1,176	5,598
Anthem, Inc.	231	60,748
Apellis Pharmaceuticals, Inc. (2)	255	8,328
Applied Therapeutics, Inc. (2)	59	2,133
Arcus Biosciences, Inc. (2)	131	3,241
Ardelyx, Inc. (2)	516	3,571
Arena Pharmaceuticals, Inc. (2)	117	7,365
Arrowhead Pharmaceuticals, Inc. (2)	163	7,040
Arvinas, Inc. (2)	240	8,050
Assembly Biosciences, Inc. (2)	39	909
Assertio Holdings, Inc. (2)	874	749
AtriCure, Inc. (2)	140	6,293
Avantor, Inc. (2)	574	9,758
Avid Bioservices, Inc. (2)	90	591
Avrobio, Inc. (2)	161	2,809
Axsome Therapeutics, Inc. (2)	98	8,063
Baxter International, Inc.	1,631	140,429
Beyondspring, Inc. (2)	107	1,614
BioDelivery Sciences Internati (2)	1,905	8,306
Biogen, Inc. (2)	1,455	389,285
BioMarin Pharmaceutical, Inc. (2)	1,153	142,211
Bio-Rad Laboratories, Inc. - Class A (2)	8	3,612
BioSpecifics Technologies Corp. (2)	40	2,451
Bioxcel Therapeutics, Inc. (2)	83	4,400
Blueprint Medicines Corp. (2)	149	11,622
Bridgebio Pharma, Inc. (2)	110	3,587
Bristol-Myers Squibb Co.	6,446	379,025
Cardinal Health, Inc.	1,457	76,041
CASI Pharmaceuticals, Inc. (2)	90	225
Catalent, Inc. (2)	861	63,111
Catalyst Pharmaceuticals, Inc. (2)	1,537	7,101
cbdMD, Inc. (2)	755	1,442
Celcuity, Inc. (2)	82	568
Centene Corp. (2)	697	44,294
Centogene NV (2)	33	755
Cerecor, Inc. (2)	197	512
Cerner Corp.	2,980	204,279
Chemed Corp.	124	55,933
ChemoCentryx, Inc. (2)	188	10,818
Cigna Corp.	312	58,547
Coherus Biosciences, Inc. (2)	317	5,662
Collegium Pharmaceutical, Inc. (2)	234	4,095

Moderate Allocation Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)(1)
Common Stocks — continued
Computer Programs and Systems	83	1,892
Conformis, Inc. (2)	569	467
Constellation Pharmaceuticals (2)	122	3,666
Cortexyme, Inc. (2)	26	1,204
Cue Biopharma, Inc. (2)	1,235	30,270
CVS Health Corp.	5,576	362,273
CytomX Therapeutics, Inc. (2)	182	1,516
DaVita, Inc. (2)	781	61,808
Deciphera Pharmaceuticals, Inc. (2)	60	3,583
Denali Therapeutics, Inc. (2)	64	1,548
DexCom, Inc. (2)	153	62,026
Dynavax Technologies Corp. (2)	337	2,989
Edwards Lifesciences Corp. (2)	1,860	128,545
Elanco Animal Health, Inc. Contingent Value Rights (2)(8)	162	—
ElectroCore, Inc. (2)	30	25
Eli Lilly and Co.	2,940	482,689
Eloxx Pharmaceuticals, Inc. (2)	88	267
Emergent BioSolutions, Inc. (2)	345	27,283
Encompass Health Corp.	313	19,384
Endo International PLC (2)	1,184	4,061
Enochian Biosciences, Inc. (2)	37	156
Ensign Group, Inc./The	118	4,938
Exact Sciences Corp. (2)	349	30,342
Exelixis, Inc. (2)	1,291	30,648
Fate Therapeutics, Inc. (2)	288	9,881
Fulcrum Therapeutics, Inc. (2)	40	732
GenMark Diagnostics, Inc. (2)	216	3,177
Geron Corp. (2)	1,187	2,588
Gilead Sciences, Inc.	4,748	365,311
Guardant Health, Inc. (2)	16	1,298
Halozyme Therapeutics, Inc. (2)	153	4,102
Harvard Bioscience, Inc. (2)	12	37
HealthStream, Inc. (2)	2	44
Hill-Rom Holdings, Inc.	774	84,970
HMS Holdings Corp. (2)	701	22,705
Horizon Therapeutics Plc (2)	552	30,680
Humana, Inc.	1,140	442,035
Illumina, Inc. (2)	61	22,591
ImmunoGen, Inc. (2)	729	3,353
Immunomedics, Inc. (2)	489	17,330
Inovio Pharmaceuticals, Inc. (2)	268	7,223
Insmed, Inc. (2)	156	4,296
Intellia Therapeutics, Inc. (2)	214	4,498
Invitae Corp. (2)	219	6,634
Iovance Biotherapeutics, Inc. (2)	442	12,133
iRhythm Technologies, Inc. (2)	54	6,258

The accompanying notes are an integral part of these financial statements

2020 Semiannual Report | June 30, 2020	Page 59

Schedule of Investments
June 30, 2020 (unaudited)

Moderate Allocation Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)(1)
Common Stocks — continued
Jazz Pharmaceuticals PLC (2)	83	9,158
Johnson & Johnson	7,082	995,942
Jounce Therapeutics, Inc. (2)	239	1,649
Kadmon Holdings, Inc. (2)	765	3,917
Kala Pharmaceuticals, Inc. (2)	246	2,585
Karyopharm Therapeutics, Inc. (2)	38	720
Kezar Life Sciences, Inc. (2)	36	186
Kiniksa Pharmaceuticals, Ltd. (2)	105	2,675
Kodiak Sciences, Inc. (2)	69	3,734
Krystal Biotech, Inc. (2)	17	704
Kura Oncology, Inc. (2)	331	5,395
LHC Group, Inc. (2)	69	12,028
Livongo Health, Inc. (2)	159	11,955
MacroGenics, Inc. (2)	252	7,036
Mallinckrodt PLC (2)(3)	30	80
MannKind Corp. (2)	564	987
Marinus Pharmaceuticals, Inc. (2)	544	1,382
Masimo Corp. (2)	231	52,666
McKesson Corp.	434	66,584
Medtronic PLC	6,583	603,661
MEI Pharma, Inc. (2)	82	339
Merck & Co., Inc.	8,948	691,949
Meridian Bioscience, Inc. (2)	232	5,403
Mersana Therapeutics, Inc. (2)	667	15,608
Moderna, Inc. (2)	586	37,627
Molecular Templates, Inc. (2)	266	3,668
Molina Healthcare, Inc. (2)	88	15,662
Momenta Pharmaceuticals, Inc. (2)	337	11,212
Morphic Holding, Inc. (2)	98	2,651
Mylan NV (2)	954	15,340
MyoKardia, Inc. (2)	117	11,305
Myriad Genetics, Inc. (2)	242	2,744
Natera, Inc. (2)	204	10,171
National Research Corp.	20	1,164
Neurocrine Biosciences, Inc. (2)	514	62,708
NextCure, Inc. (2)	6	129
NextGen Healthcare, Inc. (2)	534	5,863
Novavax, Inc. (2)	77	6,418
Odonate Therapeutics, Inc. (2)	93	3,938
Oncocyte Corp. (2)	240	458
Oncternal Therapeutics, Inc. (2)	138	392
OPKO Health, Inc. (2)	1,007	3,434
Organogenesis Holdings, Inc. (2)	140	538
Osmotica Pharmaceuticals PLC (2)	431	2,901
Owens & Minor, Inc.	292	2,225
Palatin Technologies, Inc. (2)	1,854	949
PDL BioPharma, Inc.	463	1,347

Moderate Allocation Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)(1)
Common Stocks — continued
Perrigo Co. PLC	998	55,159
Pfenex, Inc. (2)	230	1,921
Pfizer, Inc.	13,035	426,245
Phibro Animal Health Corp. - Class A	417	10,955
Phreesia, Inc. (2)	270	7,636
Pieris Pharmaceuticals, Inc. (2)	566	1,755
PolarityTE, Inc. (2)	252	312
PRA Health Sciences, Inc. (2)	189	18,388
Precigen, Inc. (2)(3)	481	2,400
Principia Biopharma, Inc. (2)	149	8,909
PTC Therapeutics, Inc. (2)	195	9,894
Puma Biotechnology, Inc. (2)	71	741
Quest Diagnostics, Inc.	434	49,459
Quidel Corp. (2)	115	25,730
Radius Health, Inc. (2)	45	613
Recro Pharma, Inc.	548	2,493
Regeneron Pharmaceuticals, Inc. (2)	263	164,020
REGENXBIO, Inc. (2)	16	589
Replimune Group, Inc. (2)	44	1,093
ResMed, Inc.	702	134,784
Rhythm Pharmaceuticals, Inc. (2)	51	1,137
Rigel Pharmaceuticals, Inc. (2)	1,749	3,201
Sangamo Therapeutics, Inc. (2)	282	2,527
Seattle Genetics, Inc. (2)	332	56,413
Senseonics Holdings, Inc. (2)	145	57
Sorrento Therapeutics, Inc. (2)(3)	390	2,449
STERIS PLC	590	90,530
Strongbridge Biopharma PLC (2)	715	2,703
Sutro Biopharma, Inc. (2)	91	706
Syndax Pharmaceuticals, Inc. (2)	2	30
Tandem Diabetes Care, Inc. (2)	337	33,336
Teladoc Health, Inc. (2)	197	37,595
Tenet Healthcare Corp. (2)	619	11,210
TG Therapeutics, Inc. (2)	291	5,669
Theravance Biopharma, Inc. (2)	30	630
Thermo Fisher Scientific, Inc.	142	51,452
TransEnterix, Inc. (2)	359	194
Translate Bio, Inc. (2)	123	2,204
Turning Point Therapeutics, Inc. (2)	39	2,519
Twist Bioscience Corp. (2)	74	3,352
Ultragenyx Pharmaceutical, Inc. (2)	84	6,570
United Therapeutics Corp. (2)	387	46,827
UnitedHealth Group, Inc.	2,007	591,965
Vanda Pharmaceuticals, Inc. (2)	241	2,757
Veeva Systems, Inc. (2)	794	186,129
Verrica Pharmaceuticals, Inc. (2)	92	1,013
Vertex Pharmaceuticals, Inc. (2)	926	268,827

The accompanying notes are an integral part of these financial statements

Page 60	2020 Semiannual Report | June 30, 2020

Schedule of Investments
June 30, 2020 (unaudited)

Moderate Allocation Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)(1)
Common Stocks — continued
WaVe Life Sciences, Ltd. (2)	30	312
West Pharmaceutical Services, Inc.	347	78,828
XBiotech, Inc. (2)	378	5,182
Xencor, Inc. (2)	424	13,733
Y-mAbs Therapeutics, Inc. (2)	147	6,350
Zimmer Biomet Holdings, Inc.	950	113,392
Zoetis, Inc.	2,745	376,175
Zynex, Inc. (2)	454	11,291
		11,882,197

Industrials — 2.8%
3M Co.	1,177	183,600
Allison Transmission Holdings	1,040	38,251
Alpha Pro Tech, Ltd. (2)	23	407
ArcBest Corp.	208	5,514
Arcosa, Inc.	660	27,852
ASGN, Inc. (2)	169	11,269
Astec Industries, Inc.	140	6,483
Atkore International Group, Inc. (2)	693	18,954
Atlas Air Worldwide Holdings, Inc. (2)	229	9,854
Avis Budget Group, Inc. (2)	58	1,328
Axon Enterprise, Inc. (2)	129	12,659
AZZ, Inc.	823	28,245
BG Staffing, Inc.	91	1,030
BlueLinx Holdings, Inc. (2)	16	137
BMC Stock Holdings, Inc. (2)	2,268	57,018
Builders FirstSource, Inc. (2)	455	9,419
BWX Technologies, Inc.	93	5,268
Caterpillar, Inc.	566	71,599
Columbus McKinnon Corp./NY	21	702
Comfort Systems USA, Inc.	1,363	55,542
Commercial Vehicle Group, Inc. (2)	848	2,451
Copart, Inc. (2)	25	2,082
CoreLogic, Inc./United States	33	2,218
CSX Corp.	2,907	202,734
Cummins, Inc.	2,856	494,831
Curtiss-Wright Corp.	1,257	112,225
Donaldson Co., Inc.	257	11,956
Eaton Corp. PLC	1,761	154,052
Echo Global Logistics, Inc. (2)	826	17,858
EMCOR Group, Inc.	969	64,090
Emerson Electric Co.	99	6,141
Encore Wire Corp.	183	8,934
EnerSys	420	27,040
Expeditors International of Wa	92	6,996
Federal Signal Corp.	1,388	41,265
Fortune Brands Home & Security	409	26,147

Moderate Allocation Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)(1)
Common Stocks — continued
Generac Holdings, Inc. (2)	27	3,292
GMS, Inc. (2)	109	2,680
Graco, Inc.	391	18,764
GrafTech International, Ltd.	489	3,902
Herman Miller, Inc.	509	12,017
Hertz Global Holdings, Inc. (2)	168	237
HNI Corp.	484	14,796
Hub Group, Inc. - Class A (2)	586	28,046
Hubbell, Inc.	2,048	256,737
Huntington Ingalls Industries	543	94,748
Illinois Tool Works, Inc.	732	127,990
JetBlue Airways Corp. (2)	93	1,014
Johnson Controls International	145	4,950
Kelly Services, Inc. - Class A	29	459
Kimball International, Inc. - Class B	536	6,196
L B Foster Co. - Class A (2)	137	1,749
Lincoln Electric Holdings, Inc.	409	34,454
Lockheed Martin Corp.	1,417	517,092
LSC Communications, Inc. (2)	1,143	65
Lyft, Inc. (2)	144	4,753
Manitowoc Co., Inc./The (2)	376	4,091
ManpowerGroup, Inc.	1,775	122,031
Marten Transport, Ltd.	65	1,635
Matson, Inc.	485	14,114
McGrath RentCorp	56	3,025
Meritor, Inc. (2)	1,163	23,027
Miller Industries, Inc./TN	443	13,188
MRC Global, Inc. (2)	270	1,596
Mueller Water Products, Inc.	458	4,319
MYR Group, Inc. (2)	173	5,520
Nordson Corp.	329	62,415
Norfolk Southern Corp.	57	10,007
Northwest Pipe Co. (2)	245	6,142
Old Dominion Freight Line, Inc.	537	91,070
Oshkosh Corp.	392	28,075
PACCAR, Inc.	3,764	281,735
Primoris Services Corp.	647	11,491
Quanta Services, Inc.	116	4,551
Regal Beloit Corp.	704	61,473
Rexnord Corp.	788	22,970
Rockwell Automation, Inc.	286	60,918
RR Donnelley & Sons Co.	897	1,067
Safe Bulkers, Inc. (2)	451	550
Saia, Inc. (2)	172	19,123
Schneider National, Inc. - Class B	120	2,960
Shyft Group, Inc./The	512	8,622
SkyWest, Inc.	190	6,198

The accompanying notes are an integral part of these financial statements

2020 Semiannual Report | June 30, 2020	Page 61

Schedule of Investments
June 30, 2020 (unaudited)

Moderate Allocation Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)(1)
Common Stocks — continued
Southwest Airlines Co.	10,916	373,109
Steelcase, Inc. - Class A	356	4,293
Teledyne Technologies, Inc. (2)	26	8,085
Timken Co./The	1,185	53,906
Trex Co., Inc. (2)	86	11,186
Triton International, Ltd./Bermu	1,399	42,306
Tutor Perini Corp. (2)	159	1,937
Uber Technologies, Inc. (2)	1,497	46,527
UFP Industries, Inc.	151	7,476
United Parcel Service, Inc. - Class B	889	98,839
Vectrus, Inc. (2)	159	7,812
Veritiv Corp. (2)	56	950
Vicor Corp. (2)	12	863
WESCO International, Inc. (2)	11	386
WESCO International, Inc. Series A Variable Preferred (2)(10)	252	6,683
Willis Lease Finance Corp. (2)	4	97
WW Grainger, Inc.	771	242,217
		4,638,677

Information Technology — 10.5%
ACI Worldwide, Inc. (2)	30	810
Adobe, Inc. (2)	1,339	582,880
Advanced Micro Devices, Inc. (2)	1,830	96,276
Alliance Data Systems Corp.	132	5,956
American Software, Inc./GA	97	1,529
Amkor Technology, Inc. (2)	1,604	19,745
Apple, Inc.	8,891	3,243,437
Applied Materials, Inc.	3,302	199,606
Arrow Electronics, Inc. (2)	882	60,585
AstroNova, Inc.	279	2,221
Autodesk, Inc. (2)	481	115,050
Avaya Holdings Corp. (2)	837	10,345
Avid Technology, Inc. (2)	784	5,700
Avnet, Inc.	2,251	62,769
Benchmark Electronics, Inc.	34	734
Bottomline Technologies DE, Inc. (2)	1	51
Box, Inc. (2)	489	10,152
Broadcom, Inc.	361	113,935
CACI International, Inc. - Class A (2)	160	34,701
Cadence Design Systems, Inc. (2)	3,832	367,719
Calix, Inc. (2)	597	8,895
Cambium Networks Corp. (2)	685	5,042
CDK Global, Inc.	318	13,172
Cerence, Inc. (2)	282	11,517
ChannelAdvisor Corp. (2)	783	12,403
Ciena Corp. (2)	1,254	67,917

Moderate Allocation Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)(1)
Common Stocks — continued
Cirrus Logic, Inc. (2)	727	44,914
Cisco Systems, Inc.	9,856	459,684
Citrix Systems, Inc.	1,366	202,045
Cognex Corp.	346	20,663
Cognizant Technology Solutions	3,151	179,040
Coupa Software, Inc. (2)	120	33,245
Diebold Nixdorf, Inc. (2)	527	3,194
Digital Turbine, Inc. (2)	11	138
Diodes, Inc. (2)	74	3,752
DocuSign, Inc. (2)	695	119,686
Dropbox, Inc. (2)	853	18,570
DXC Technology Co.	1,453	23,975
Ebix, Inc.	417	9,324
Enphase Energy, Inc. (2)	193	9,181
F5 Networks, Inc. (2)	117	16,319
Five9, Inc. (2)	237	26,229
Fortinet, Inc. (2)	497	68,223
Hackett Group, Inc./The	155	2,099
Hewlett Packard Enterprise Co.	9,013	87,696
HP, Inc.	5,987	104,353
IBM	1,185	143,112
II-VI, Inc. (2)	104	4,911
Intel Corp.	13,340	798,132
Intuit, Inc.	1,969	583,198
J2 Global, Inc. (2)	359	22,692
Jabil, Inc.	2,293	73,559
Juniper Networks, Inc.	510	11,659
Kimball Electronics, Inc. (2)	23	311
KLA Corp.	233	45,314
Lam Research Corp.	479	154,937
Leidos Holdings, Inc.	103	9,648
Lumentum Holdings, Inc. (2)	226	18,403
Majesco (2)	78	613
Manhattan Associates, Inc. (2)	418	39,376
ManTech International Corp./VA	149	10,205
Mastercard, Inc.	2,810	830,917
Maxim Integrated Products, Inc.	980	59,398
Methode Electronics, Inc.	63	1,969
Micron Technology, Inc. (2)	2,166	111,592
Microsoft Corp.	16,644	3,387,220
MKS Instruments, Inc.	42	4,756
Motorola Solutions, Inc.	394	55,211
National Instruments Corp.	588	22,761
NCR Corp. (2)	345	5,975
NetScout Systems, Inc. (2)	401	10,250
NIC, Inc.	635	14,580
NortonLifeLock, Inc.	3,517	69,742

The accompanying notes are an integral part of these financial statements

Page 62	2020 Semiannual Report | June 30, 2020

Schedule of Investments
June 30, 2020 (unaudited)

Moderate Allocation Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)(1)
Common Stocks — continued
NVIDIA Corp.	1,643	624,192
Okta, Inc. (2)	48	9,611
ON Semiconductor Corp. (2)	293	5,807
OneSpan, Inc. (2)	530	14,803
Oracle Corp.	10,686	590,615
PagerDuty, Inc. (2)	157	4,493
Paycom Software, Inc. (2)	135	41,814
PayPal Holdings, Inc. (2)	249	43,383
PC Connection, Inc.	28	1,298
Perspecta, Inc.	590	13,706
Photronics, Inc. (2)	690	7,680
Plantronics, Inc.	132	1,938
Priority Technology Holdings, Inc. (2)	100	259
Progress Software Corp.	1,743	67,541
Pure Storage, Inc. (2)	1,765	30,587
Qorvo, Inc. (2)	353	39,017
QUALCOMM, Inc.	6,359	580,004
Qualys, Inc. (2)	365	37,967
RingCentral, Inc. - Class A (2)	197	56,147
salesforce.com, Inc. (2)	1,716	321,458
Sanmina Corp. (2)	586	14,673
ScanSource, Inc. (2)	229	5,517
ServiceNow, Inc. (2)	82	33,215
Skyworks Solutions, Inc.	848	108,425
Slack Technologies, Inc. (2)	857	26,644
SMART Global Holdings, Inc. (2)	143	3,887
Smartsheet, Inc. (2)	186	9,471
Sonim Technologies, Inc. (2)	372	298
Splunk, Inc. (2)	91	18,082
SPS Commerce, Inc. (2)	326	24,489
SS&C Technologies Holdings, Inc.	4,820	272,234
Stratasys, Ltd. (2)	116	1,840
Sykes Enterprises, Inc. (2)	746	20,634
SYNNEX Corp.	425	50,902
Synopsys, Inc. (2)	2,174	423,930
Tenable Holdings, Inc. (2)	294	8,764
TESSCO Technologies, Inc.	76	418
Texas Instruments, Inc.	1,676	212,802
Trimble, Inc. (2)	1,222	52,778
TTEC Holdings, Inc.	109	5,075
Twilio, Inc. (2)	249	54,636
Verint Systems, Inc. (2)	1,265	57,153
Veritone, Inc. (2)	151	2,244
VirnetX Holding Corp. (3)	1,342	8,723
Visa, Inc.	829	160,138
Vishay Intertechnology, Inc.	25	382
Workday, Inc. (2)	396	74,195

Moderate Allocation Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)(1)
Common Stocks — continued
Xerox Holdings Corp.	3,332	50,946
Xperi Holding Corp.	954	14,081
Zebra Technologies Corp. - Class A (2)	251	64,243
Zoom Video Communications, Inc. (2)	87	22,058
Zscaler, Inc. (2)	242	26,499
		17,297,614

Materials — 0.8%
AdvanSix, Inc. (2)	102	1,197
Air Products and Chemicals, Inc.	711	171,678
Boise Cascade Co.	614	23,093
Clearwater Paper Corp. (2)	64	2,312
Commercial Metals Co.	77	1,571
Dow, Inc.	961	39,170
Eastman Chemical Co.	517	36,004
Flotek Industries, Inc. (2)	965	1,158
FMC Corp.	496	49,412
FutureFuel Corp.	10	120
Hawkins, Inc.	22	937
Huntsman Corp.	47	845
Koppers Holdings, Inc. (2)	204	3,843
Linde PLC	75	15,908
LyondellBasell Industries NV	1,078	70,846
Marrone Bio Innovations, Inc. (2)	1,328	1,554
Materion Corp.	91	5,596
NewMarket Corp.	2	801
Newmont Corp.	5,204	321,295
Novagold Resources, Inc. (2)	1,616	14,835
Olin Corp.	78	896
Olympic Steel, Inc.	169	1,986
Packaging Corp. of America	249	24,850
PolyOne Corp.	38	997
Reliance Steel & Aluminum Co.	1,618	153,597
Royal Gold, Inc.	285	35,431
RPM International, Inc.	546	40,983
Ryerson Holding Corp. (2)	530	2,984
Scotts Miracle-Gro Co./The	339	45,585
Sherwin-Williams Co./The	364	210,337
Steel Dynamics, Inc.	754	19,672
Stepan Co.	58	5,632
Tredegar Corp.	526	8,100
Trinseo SA	1	22
Tronox Holdings PLC	22	159
Westrock Co.	1,178	33,290
Worthington Industries, Inc.	198	7,385
		1,354,081

The accompanying notes are an integral part of these financial statements

2020 Semiannual Report | June 30, 2020	Page 63

Schedule of Investments
June 30, 2020 (unaudited)

Moderate Allocation Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)(1)
Common Stocks — continued
Real Estate Investment Trust — 1.3%
Altisource Portfolio Solutions (2)	347	5,115
American Homes 4 Rent	1,611	43,336
American Tower Corp.	2,089	540,090
Apple Hospitality REIT, Inc.	3,924	37,906
Ashford Hospitality Trust, Inc.	1,066	770
AvalonBay Communities, Inc.	329	50,877
CareTrust REIT, Inc.	380	6,521
CatchMark Timber Trust, Inc.	780	6,903
CBL & Associates Properties In (2)	1,741	475
Clipper Realty, Inc.	189	1,531
Colony Capital, Inc.	87	209
CoreCivic, Inc.	622	5,822
CorEnergy Infrastructure Trust	175	1,601
CorePoint Lodging, Inc.	1,529	6,437
Corporate Office Properties Tr	1,024	25,948
CyrusOne, Inc.	544	39,576
Equinix, Inc.	146	102,536
Essex Property Trust, Inc.	868	198,920
Gaming and Leisure Properties	2,647	91,586
Getty Realty Corp.	231	6,856
Gladstone Commercial Corp.	207	3,881
Global Medical REIT, Inc.	19	215
Healthcare Realty Trust, Inc.	1,600	46,864
Highwoods Properties, Inc.	964	35,986
Host Hotels & Resorts, Inc.	173	1,867
Lamar Advertising Co.	1,907	127,311
Life Storage, Inc.	158	15,002
LTC Properties, Inc.	1,206	45,430
National Health Investors, Inc.	291	17,670
National Storage Affiliates Trust	412	11,808
Piedmont Office Realty Trust, Inc.	2,163	35,927
PS Business Parks, Inc.	373	49,385
Public Storage	324	62,172
QTS Realty Trust, Inc.	72	4,614
RAIT Financial Trust (2)(3)(8)	751	—
Regency Centers Corp.	423	19,411
Ryman Hospitality Properties, Inc.	43	1,488
SBA Communications Corp.	321	95,632
Service Properties Trust	3,591	25,460
Simon Property Group, Inc.	5,087	347,849
Spirit MTA Reit Liquidating Trust (2)(8)	1,024	—
Tanger Factory Outlet Centers (3)	248	1,768
Trinity Place Holdings, Inc. (2)	645	890
Uniti Group, Inc.	292	2,730

Moderate Allocation Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)(1)
Common Stocks — continued
Urstadt Biddle Properties, Inc.	689	8,185
Xenia Hotels & Resorts, Inc.	548	5,113
		2,139,673

Utilities — 0.7%
American Water Works Co., Inc.	1,034	133,034
Atlantic Power Corp. (2)	810	1,620
Consolidated Water Co., Ltd.	81	1,169
Dominion Energy, Inc.	4,726	383,657
Evergy, Inc.	71	4,210
Exelon Corp.	46	1,669
MDU Resources Group, Inc.	2,810	62,326
NextEra Energy, Inc.	388	93,186
NorthWestern Corp.	2,273	123,924
NRG Energy, Inc.	1,376	44,803
PPL Corp.	3,320	85,789
Southwest Gas Holdings, Inc.	1,082	74,712
WEC Energy Group, Inc.	664	58,200
York Water Co./The	101	4,839
		1,073,138

Total Common Stocks (Cost $50,683,522)		60,441,533

Registered Investment Companies — 43.2%
Baird Core Plus Bond Fund - Class I	446,133	5,384,826
Dodge & Cox Income Fund	309,296	4,494,071
DoubleLine Total Return Bond Fund - Class I	307,225	3,293,450
Guggenheim Total Return Bond Fund - Class I	82,744	2,414,482
iShares Core U.S. Aggregate Bond ETF (9)	68,061	8,045,491
iShares JP Morgan USD Emerging Markets Bond ETF (9)	58,767	6,418,532
Lord Abbett High Yield Fund - Class I	358,543	2,420,162
Payden Emerging Markets Bond Fund - Class I	68,373	880,642
PGIM Total Return Bond Fund - Class R6	335,693	4,941,399
Pioneer Bond Fund - Class Y	326,963	3,233,663
Segall Bryant & Hamill Plus Bond Fund - Class I	328,505	3,649,689
SPDR Bloomberg Barclays High Yield Bond ETF (9)	23,689	2,396,379
TCW Emerging Markets Income Fund - Class I	206,270	1,600,656
Vanguard Intermediate-Term Corporate Bond ETF (9)	24,857	2,364,895
Vanguard Short-Term Bond ETF (9)	33,327	2,770,140

The accompanying notes are an integral part of these financial statements

Page 64	2020 Semiannual Report | June 30, 2020

Schedule of Investments
June 30, 2020 (unaudited)

Moderate Allocation Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)(1)
Registered Investment Companies — continued
Vanguard Total Bond Market ETF (9)	86,819	7,669,590
Xtrackers USD High Yield Corporate Bond ETF (9)	188,400	8,807,701
Total Registered Investment Companies (Cost $67,257,454)		70,785,768

Money Market Registered Investment Companies — 12.7%
Meeder Institutional Prime Money Market Fund, 0.30% (5)	20,737,320	20,747,689
Morgan Stanley Government Institutional Fund, 0.05% (4)	18,703	18,703
Total Money Market Registered Investment Companies (Cost $20,750,091)		20,766,392

Bank Obligations — 0.2%
Metro City Bank Deposit Account, 1.60%, 7/1/2020 (6)	247,312	247,312
Total Bank Obligations (Cost $247,312)		247,312

U.S. Government Obligations — 6.1%
U.S. Treasury Note, 2.25%, due 1/31/2024	3,279,200	3,518,992
U.S. Treasury Note, 2.625%, due 2/15/2029	1,436,500	1,683,286
U.S. Treasury Note, 1.50%, due 8/15/2026	1,147,600	1,222,777
U.S. Treasury Note, 2.25%, due 11/15/2025	2,086,400	2,298,545
U.S. Treasury Note, 2.125%, due 12/31/2022	1,161,200	1,217,762
Total U.S. Government Obligations (Cost $9,173,559)		9,941,362
Total Investments — 99.1% (Cost $148,111,938)		162,182,367
Other Assets less Liabilities — 0.9%		1,542,172
Total Net Assets — 100.0%		163,724,539

Trustee Deferred Compensation (7)
Meeder Balanced Fund - Retail Class	313	3,521
Meeder Dynamic Allocation Fund - Retail Class	731	8,282
Meeder Muirfield Fund - Retail Class	1,053	7,308
Meeder Conservative Allocation Fund - Retail Class	99	2,201
Total Trustee Deferred Compensation (Cost $21,692)		21,312

Moderate Allocation Fund
	Long (Short) Contracts	Expiration Date	Notional Value of Contracts ($)	Value and Unrealized Appreciation (Depreciation) ($)
Futures Contracts
Index Futures
Mini MSCI EAFE Index Futures	42	9/18/2020	3,734,640	(23,729)
Mini MSCI Emerging Markets Index Futures	14	9/18/2020	689,990	5,908
Russell 2000 Mini Index Futures	(6)	9/18/2020	(431,280)	(8,526)
Standard & Poors 500 Mini Futures	(38)	9/18/2020	(5,871,380)	(33,115)
E-mini Standard & Poors MidCap 400 Futures	(8)	9/18/2020	(1,423,280)	(41,965)
Total Futures Contracts	4		(3,301,310)	(101,427)

(1)

Statement on Financial Accounting Standard No. 157 “Fair Value Measurements” - Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

●	Level 1 - quoted prices in active markets for identical securities
●	Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
●	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The following is a summary of the inputs used as of June 30, 2020 in valuing the Fund’s assets carried at fair value:
Valuation Inputs	Investments in Securities	Other Financial Instruments (11)
Level 1 - Quoted Prices	$151,993,693	$(101,427)
Level 2 - Other Significant Observable Inputs	10,188,674	—
Level 3 - Significant Unobservable Inputs	—	—
Total	$162,182,367	$(101,427)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2)	Represents non-income producing securities.
(3)	All or a portion of this security is on loan.

The accompanying notes are an integral part of these financial statements

2020 Semiannual Report | June 30, 2020	Page 65

Schedule of Investments
June 30, 2020 (unaudited)

(4)	Investment purchased as securities lending collateral. The yield shown represents the 7-day yield in effect at June 30, 2020.
(5)	Investment in affiliate. The yield shown represents the 7-day yield in effect at June 30, 2020.
(6)

Variable rate security. Securities payable at par including accrued interest (usually within seven days notice) and unconditionally secured as to principal and interest by letters of credit or other credit support agreements from major banks. The interest rates are adjustable and are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The rate shown represents the rate in effect at June 30, 2020. The maturity date shown, if applicable, reflects the earlier of the next demand date or stated maturity date.

(7)	Assets of affiliates to the Moderate Allocation Fund held for the benefit of the Fund’s Trustees in connection with the Trustee Deferred Compensation Plan.
(8)	Fair valued security deemed as Level 3 security.
(9)	Exchange-traded fund.
(10)	Preferred stock.
(11)	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures contracts, which are valued at the unrealized appreciation/depreciation of the instrument.

The accompanying notes are an integral part of these financial statements.

The accompanying notes are an integral part of these financial statements

Page 66	2020 Semiannual Report | June 30, 2020

Schedule of Investments
June 30, 2020 (unaudited)

Conservative Allocation
Security Description	Shares or Principal Amount ($)	Fair Value ($)(1)
Common Stocks — 22.1%
Communication Services — 1.9%
Activision Blizzard, Inc.	2,181	165,538
Alphabet, Inc. - Class A (2)	91	129,043
Alphabet, Inc. - Class C (2)	441	623,402
AMC Entertainment Holdings, Inc.	161	691
AT&T, Inc.	9,146	276,484
Cinemark Holdings, Inc.	199	2,298
Comcast Corp. - Class A	1,838	71,645
Cumulus Media, Inc. (2)	188	743
Electronic Arts, Inc. (2)	712	94,020
Facebook, Inc. (2)	2,004	455,048
Frontier Communications Corp. (2)	606	59
Glu Mobile, Inc. (2)	375	3,476
Gray Television, Inc. (2)	211	2,943
IMAX Corp. (2)	52	583
Lee Enterprises, Inc. (2)	652	639
Liberty TripAdvisor Holdings, Inc. (2)	780	1,661
Lions Gate Entertainment Corp. Class A (2)	163	1,208
Marcus Corp./The	379	5,029
MDC Partners, Inc. (2)	181	376
National CineMedia, Inc.	223	662
Netflix, Inc. (2)	227	103,294
Pinterest, Inc. (2)	373	8,269
Spotify Technology SA (2)	147	37,954
Telephone and Data Systems, Inc.	475	9,443
T-Mobile US, Inc.	2,346	244,336
Tribune Publishing Co.	57	569
Verizon Communications, Inc.	5,753	317,163
Yelp, Inc. (2)	16	370
		2,556,946

Consumer Discretionary — 3.2%
1-800-Flowers.com, Inc. (2)	170	3,403
Amazon.com, Inc. (2)	409	1,128,357
American Eagle Outfitters, Inc.	48	523
American Public Education, Inc. (2)	37	1,095
Aptiv PLC	3	234
Aramark	336	7,584
AutoZone, Inc. (2)	21	23,691
BBX Capital Corp.	601	1,527
Best Buy Co., Inc.	1,316	114,847
Big Lots, Inc.	160	6,720
BorgWarner, Inc.	170	6,001
Boyd Gaming Corp.	219	4,577
Brinker International, Inc.	156	3,744
Caleres, Inc.	141	1,176
Camping World Holdings, Inc.	300	8,148

Conservative Allocation
Security Description	Shares or Principal Amount ($)	Fair Value ($)(1)
Common Stocks — continued
Capri Holdings, Ltd. (2)	202	3,157
Chipotle Mexican Grill, Inc. (2)	22	23,152
Collectors Universe, Inc.	4	137
Crocs, Inc. (2)	202	7,438
Dave & Buster’s Entertainment	94	1,253
Deckers Outdoor Corp. (2)	218	42,813
Designer Brands, Inc.	73	494
Dollar General Corp.	694	132,214
Dollar Tree, Inc. (2)	180	16,682
Domino’s Pizza, Inc.	117	43,224
DR Horton, Inc.	1,596	88,498
Duluth Holdings, Inc. - Class B (2)	446	3,287
eBay, Inc.	1,655	86,805
Everi Holdings, Inc. (2)	380	1,961
Fiesta Restaurant Group, Inc. (2)	155	989
Fox Factory Holding Corp. (2)	54	4,461
Garmin, Ltd.	470	45,825
General Motors Co.	6,482	163,995
Gentex Corp.	550	14,174
G-III Apparel Group, Ltd. (2)	33	439
Green Brick Partners, Inc. (2)	5	59
Greenlane Holdings, Inc. (2)	54	215
Hanesbrands, Inc.	320	3,613
Harley-Davidson, Inc.	1,782	42,358
Home Depot, Inc./The	1,919	480,729
Installed Building Products In (2)	11	757
International Game Technology	1,004	8,936
KB Home	954	29,269
Kirkland’s, Inc. (2)	584	1,583
Lands’ End, Inc. (2)	160	1,286
Las Vegas Sands Corp.	557	25,366
Lear Corp.	249	27,146
Lennar Corp.	879	54,164
LKQ Corp. (2)	311	8,148
Lowe’s Cos., Inc.	2,040	275,645
Lululemon Athletica, Inc. (2)	160	49,922
Malibu Boats, Inc. (2)	150	7,793
MarineMax, Inc. (2)	133	2,978
Marriott International, Inc./MD	11	943
McDonald’s Corp.	1,306	240,918
MDC Holdings, Inc.	65	2,321
Meritage Homes Corp. (2)	3	228
MGM Resorts International	504	8,467
Murphy USA, Inc. (2)	61	6,868
NIKE, Inc. - Class B	2,908	285,129
NVR, Inc. (2)	14	45,623
Office Depot, Inc.	942	2,214

The accompanying notes are an integral part of these financial statements

2020 Semiannual Report | June 30, 2020	Page 67

Schedule of Investments
June 30, 2020 (unaudited)

Conservative Allocation
Security Description	Shares or Principal Amount ($)	Fair Value ($)(1)
Common Stocks — continued
O’Reilly Automotive, Inc. (2)	31	13,072
Papa John’s International, Inc.	20	1,588
Party City Holdco, Inc. (2)	199	297
Penn National Gaming, Inc. (2)	204	6,230
PetMed Express, Inc.	58	2,067
PulteGroup, Inc.	2,038	69,353
Purple Innovation, Inc. (2)	272	4,896
Qurate Retail, Inc. (2)	616	5,852
Ralph Lauren Corp.	339	24,584
RCI Hospitality Holdings, Inc.	166	2,301
Red Robin Gourmet Burgers, Inc. (2)	188	1,918
Red Rock Resorts, Inc.	192	2,095
Rent-A-Center, Inc./TX	1,973	54,889
RH (2)	121	30,117
Ross Stores, Inc.	259	22,077
Rubicon Project, Inc./The (2)	168	1,121
Sleep Number Corp. (2)	57	2,373
Sportsman’s Warehouse Holdings (2)	409	5,828
Stamps.com, Inc. (2)	45	8,266
Starbucks Corp.	40	2,944
Stoneridge, Inc. (2)	61	1,260
Sturm Ruger & Co., Inc.	29	2,204
Tapestry, Inc.	34	452
Target Corp.	929	111,415
Tesla, Inc. (2)	179	193,286
Texas Roadhouse, Inc.	127	6,676
Thor Industries, Inc.	420	44,743
Tile Shop Holdings, Inc.	342	445
TopBuild Corp. (2)	64	7,281
Town Sports International Holdings, Inc. (2)	464	251
Tractor Supply Co.	20	2,636
Tupperware Brands Corp.	88	418
Vista Outdoor, Inc. (2)	78	1,127
Waitr Holdings, Inc. (2)	181	476
Wendy’s Co./The	82	1,786
Williams-Sonoma, Inc.	207	16,976
Wingstop, Inc.	235	32,658
Winnebago Industries, Inc.	653	43,503
Yum China Holdings, Inc.	646	31,053
Yum! Brands, Inc.	494	42,934
Zumiez, Inc. (2)	221	6,051
		4,414,802

Consumer Staples — 0.4%
Alico, Inc.	16	499
Coca-Cola Co./The	2,171	97,000
Costco Wholesale Corp.	61	18,496

Conservative Allocation
Security Description	Shares or Principal Amount ($)	Fair Value ($)(1)
Common Stocks — continued
General Mills, Inc.	3,621	223,235
Ingredion, Inc.	8	664
John B Sanfilippo & Son, Inc.	1	85
Kroger Co./The	937	31,717
Molson Coors Beverage Co. - Class B	1,282	44,050
Nu Skin Enterprises, Inc.	69	2,638
Oil-Dri Corp. of America	9	312
PepsiCo, Inc.	798	105,543
Performance Food Group Co. (2)	154	4,488
Philip Morris International, Inc.	30	2,102
Rite Aid Corp. (2)	70	1,194
SpartanNash Co.	155	3,294
Sprouts Farmers Market, Inc. (2)	139	3,557
Tyson Foods, Inc.	110	6,568
United Natural Foods, Inc. (2)	90	1,639
Walgreens Boots Alliance, Inc.	225	9,538
		556,619

Energy — 0.5%
Altus Midstream Co. (2)	37	23
Amplify Energy Corp.	442	544
Antero Resources Corp. (2)	204	518
Apache Corp.	220	2,970
Arch Resources, Inc.	42	1,193
Archrock, Inc.	209	1,356
Ardmore Shipping Corp.	467	2,027
Baker Hughes Co.	901	13,866
Berry Corp.	98	473
Bonanza Creek Energy, Inc. (2)	11	163
Brigham Minerals, Inc.	226	2,791
Cabot Oil & Gas Corp.	473	8,126
Cactus, Inc.	342	7,055
California Resources Corp. (2)(3)	351	428
Centennial Resource Developmen (2)	70	62
Chaparral Energy, Inc. (2)	199	129
Chesapeake Energy Corp. (2)	42	206
Chevron Corp.	2,089	186,401
CNX Resources Corp. (2)	177	1,531
Concho Resources, Inc.	374	19,261
ConocoPhillips	1,736	72,947
CONSOL Energy, Inc. (2)	17	86
Continental Resources, Inc./OK (2)	152	2,665
Delek US Holdings, Inc.	114	1,985
DHT Holdings, Inc.	204	1,047
Diamondback Energy, Inc.	54	2,258
Dorian LPG, Ltd. (2)	247	1,912
EOG Resources, Inc.	693	35,107

The accompanying notes are an integral part of these financial statements

Page 68	2020 Semiannual Report | June 30, 2020

Schedule of Investments
June 30, 2020 (unaudited)

Conservative Allocation
Security Description	Shares or Principal Amount ($)	Fair Value ($)(1)
Common Stocks — continued
EQT Corp.	379	4,510
Exterran Corp. (2)	114	614
Extraction Oil & Gas, Inc. (2)	275	33
Frank’s International NV (2)	96	214
Hallador Energy Co.	217	142
Helmerich & Payne, Inc.	378	7,375
Hess Corp.	113	5,855
HollyFrontier Corp.	363	10,600
International Seaways, Inc.	122	1,993
Kinder Morgan, Inc.	1,817	27,564
KLX Energy Services Holdings I (2)	12	26
Laredo Petroleum, Inc. (2)	38	527
Matador Resources Co. (2)	131	1,114
Nabors Industries, Ltd.	20	740
National Oilwell Varco, Inc.	425	5,206
NexTier Oilfield Solutions, Inc. (2)	168	412
Nine Energy Service, Inc. (2)	80	156
Noble Energy, Inc.	9	81
Nordic American Tankers, Ltd.	184	747
Oasis Petroleum, Inc. (2)	297	223
Oceaneering International, Inc. (2)	238	1,521
Overseas Shipholding Group, Inc. (2)	54	100
Pacific Ethanol, Inc. (2)	394	280
Par Pacific Holdings, Inc. (2)	249	2,239
Patterson-UTI Energy, Inc.	357	1,239
PDC Energy, Inc. (2)	229	2,849
Peabody Energy Corp.	186	536
Penn Virginia Corp. (2)	119	1,134
Phillips 66	980	70,462
Pioneer Natural Resources Co.	274	26,770
Profire Energy, Inc. (2)	5	4
ProPetro Holding Corp. (2)	431	2,215
Range Resources Corp.	286	1,610
Renewable Energy Group, Inc. (2)	96	2,379
Rosehill Resources, Inc. (2)	82	59
Schlumberger, Ltd.	1,148	21,112
Scorpio Tankers, Inc.	10	128
SilverBow Resources, Inc. (2)	117	376
Southwestern Energy Co. (2)	606	1,551
Superior Energy Services, Inc. (2)	65	74
Talos Energy, Inc. (2)	104	957
Teekay Corp. (2)	254	610
Teekay Tankers, Ltd. (2)	12	154
Valero Energy Corp.	914	53,761
W&T Offshore, Inc. (2)	192	438
Westmoreland Coal Co. (2)(7)	410	—
Whiting Petroleum Corp. (2)	234	264

Conservative Allocation
Security Description	Shares or Principal Amount ($)	Fair Value ($)(1)
Common Stocks — continued
Williams Cos., Inc./The	338	6,429
World Fuel Services Corp.	287	7,393
WPX Energy, Inc. (2)	660	4,211
		646,117

Financials — 1.9%
AGNC Investment Corp.	521	6,721
Allstate Corp./The	2,060	199,799
American Equity Investment Life	21	519
American Express Co.	941	89,583
Ameriprise Financial, Inc.	238	35,710
Artisan Partners Asset Managem	624	20,280
Associated Banc-Corp	49	670
Bank of America Corp.	12,490	296,638
BCB Bancorp, Inc.	342	3,174
Berkshire Hathaway, Inc. Class B (2)	2,961	528,568
Blackstone Mortgage Trust, Inc.	140	3,373
Cannae Holdings, Inc. (2)	349	14,344
Cathay General Bancorp	229	6,023
Charles Schwab Corp./The	20	675
Citigroup, Inc.	266	13,593
Citizens Financial Group, Inc.	264	6,663
Civista Bancshares, Inc.	19	293
CNO Financial Group, Inc.	187	2,912
Colony Credit Real Estate, Inc.	37	260
Cullen/Frost Bankers, Inc.	198	14,793
Curo Group Holdings Corp.	456	3,726
CVB Financial Corp.	56	1,049
Diamond Hill Investment Group	2	227
Donegal Group, Inc.	30	427
East West Bancorp, Inc.	256	9,277
eHealth, Inc. (2)	8	786
Elevate Credit, Inc. (2)	596	882
Ellington Financial, Inc.	275	3,240
Encore Capital Group, Inc. (2)	10	342
Enova International, Inc. (2)	35	520
Enterprise Financial Services	25	778
Equitable Holdings, Inc.	962	18,557
Esquire Financial Holdings, Inc. (2)	40	676
ESSA Bancorp, Inc.	10	139
Essent Group, Ltd.	229	8,306
Farmers National Banc Corp.	64	759
Fidelity National Financial, Inc.	292	8,953
Fifth Third Bancorp	1,827	35,225
First American Financial Corp.	925	44,419
First Financial Corp./IN	91	3,352
First Interstate BancSystem In	254	7,864

The accompanying notes are an integral part of these financial statements

2020 Semiannual Report | June 30, 2020	Page 69

Schedule of Investments
June 30, 2020 (unaudited)

Conservative Allocation
Security Description	Shares or Principal Amount ($)	Fair Value ($)(1)
Common Stocks — continued
First Republic Bank/CA	32	3,392
FirstCash, Inc.	564	38,059
FNB Corp./PA	924	6,930
Glacier Bancorp, Inc.	293	10,340
Goosehead Insurance, Inc. (2)	7	526
Great Ajax Corp.	771	7,093
HBT Financial, Inc.	110	1,466
Heritage Commerce Corp.	151	1,133
Hilltop Holdings, Inc.	592	10,922
HomeStreet, Inc.	107	2,633
Houlihan Lokey, Inc.	172	9,570
International Bancshares Corp.	69	2,209
INTL. FCStone, Inc. (2)	153	8,415
Invesco, Ltd.	313	3,368
JPMorgan Chase & Co.	3,894	366,270
Kinsale Capital Group, Inc.	44	6,829
KKR Real Estate Finance Trust	740	12,269
Ladder Capital Corp.	746	6,043
Lakeland Bancorp, Inc.	328	3,749
LPL Financial Holdings, Inc.	44	3,450
M&T Bank Corp.	27	2,807
MarketAxess Holdings, Inc.	95	47,587
Medley Management, Inc. - Class A (2)	140	108
MetLife, Inc.	365	13,330
Metrocity Bankshares, Inc.	283	4,055
MMA Capital Holdings, Inc. (2)	66	1,526
MSCI, Inc.	124	41,394
National General Holdings Corp.	65	1,405
NewStar Financial Contingent Value Rights (2)(7)	8	—
NI Holdings, Inc. (2)	5	74
Nicolet Bankshares, Inc. (2)	7	384
Northrim BanCorp, Inc.	198	4,978
OceanFirst Financial Corp.	130	2,292
Ocwen Financial Corp. (2)	88	58
Oppenheimer Holdings, Inc.	489	10,655
Pacific Premier Bancorp, Inc.	598	12,965
Park National Corp.	8	563
PennyMac Financial Services, Inc. - Class A	600	25,074
People’s United Financial, Inc.	56	648
PJT Partners, Inc.	64	3,286
PNC Financial Services Group I	128	13,467
Popular, Inc.	1,142	42,448
ProSight Global, Inc. (2)	168	1,495
Prosperity Bancshares, Inc.	269	15,973
Prudential Financial, Inc.	1,581	96,283
Pzena Investment Management In	433	2,356

Conservative Allocation
Security Description	Shares or Principal Amount ($)	Fair Value ($)(1)
Common Stocks — continued
QCR Holdings, Inc.	130	4,053
Radian Group, Inc.	493	7,646
RBB Bancorp	348	4,750
Regions Financial Corp.	4,226	46,993
Signature Bank/New York NY	334	35,711
Silvercrest Asset Management Group, Inc.	73	928
Simmons First National Corp.	324	5,544
South State Corp.	41	1,954
Starwood Property Trust, Inc.	131	1,960
State Street Corp.	501	31,839
Stewart Information Services C	927	30,137
Summit Financial Group, Inc.	21	346
SVB Financial Group (2)	91	19,613
TCF Financial Corp.	2	59
TriCo Bancshares	140	4,263
Truist Financial Corp.	1,291	48,477
United Community Banks, Inc./GA	72	1,449
Unity Bancorp, Inc.	6	86
Valley National Bancorp	1,605	12,551
Walker & Dunlop, Inc.	26	1,321
Wells Fargo & Co.	1,717	43,955
Western Alliance Bancorp	277	10,490
		2,558,097

Healthcare — 4.3%
Abbott Laboratories	402	36,755
AbbVie, Inc.	3,793	372,397
Acceleron Pharma, Inc. (2)	145	13,814
AcelRx Pharmaceuticals, Inc. (2)	549	664
Addus HomeCare Corp. (2)	6	555
Aduro Biotech, Inc. (2)	208	480
Adverum Biotechnologies, Inc. (2)	83	1,733
Affimed NV (2)	541	2,497
Agilent Technologies, Inc.	799	70,608
Akcea Therapeutics, Inc. (2)	42	575
Akebia Therapeutics, Inc. (2)	254	3,449
Alector, Inc. (2)	121	2,957
Alexion Pharmaceuticals, Inc. (2)	559	62,742
Align Technology, Inc. (2)	49	13,448
Alkermes PLC (2)	429	8,325
Alnylam Pharmaceuticals, Inc. (2)	206	30,511
Amedisys, Inc. (2)	43	8,537
AmerisourceBergen Corp.	571	57,540
Amgen, Inc.	1,185	279,494
Amicus Therapeutics, Inc. (2)	340	5,127
Amneal Pharmaceuticals, Inc. (2)	592	2,818
Anthem, Inc.	112	29,454

The accompanying notes are an integral part of these financial statements

Page 70	2020 Semiannual Report | June 30, 2020

Schedule of Investments
June 30, 2020 (unaudited)

Conservative Allocation
Security Description	Shares or Principal Amount ($)	Fair Value ($)(1)
Common Stocks — continued
Apellis Pharmaceuticals, Inc. (2)	128	4,180
Applied Therapeutics, Inc. (2)	30	1,085
Arcus Biosciences, Inc. (2)	59	1,460
Ardelyx, Inc. (2)	248	1,716
Arena Pharmaceuticals, Inc. (2)	57	3,588
Arrowhead Pharmaceuticals, Inc. (2)	82	3,542
Arvinas, Inc. (2)	123	4,125
Assembly Biosciences, Inc. (2)	17	396
Assertio Holdings, Inc. (2)	1,068	915
AtriCure, Inc. (2)	65	2,922
Avantor, Inc. (2)	339	5,763
Avid Bioservices, Inc. (2)	113	742
Avrobio, Inc. (2)	80	1,396
Axsome Therapeutics, Inc. (2)	48	3,949
Baxter International, Inc.	702	60,442
Beyondspring, Inc. (2)	57	860
BioDelivery Sciences Internati (2)	970	4,229
Biogen, Inc. (2)	702	187,820
BioMarin Pharmaceutical, Inc. (2)	545	67,220
Bio-Rad Laboratories, Inc. - Class A (2)	6	2,709
BioSpecifics Technologies Corp. (2)	39	2,390
Bioxcel Therapeutics, Inc. (2)	42	2,226
Blueprint Medicines Corp. (2)	74	5,772
Bridgebio Pharma, Inc. (2)	55	1,794
Bristol-Myers Squibb Co.	3,000	176,400
Cardinal Health, Inc.	576	30,061
Catalent, Inc. (2)	458	33,571
Catalyst Pharmaceuticals, Inc. (2)	639	2,952
Celcuity, Inc. (2)	35	243
Centene Corp. (2)	344	21,861
Centogene NV (2)	36	824
Cerecor, Inc. (2)	91	237
Cerner Corp.	1,603	109,886
Chemed Corp.	73	32,928
ChemoCentryx, Inc. (2)	91	5,236
Cigna Corp.	141	26,459
Coherus Biosciences, Inc. (2)	157	2,804
Collegium Pharmaceutical, Inc. (2)	130	2,275
Computer Programs and Systems	110	2,507
Constellation Pharmaceuticals (2)	62	1,863
Cortexyme, Inc. (2)	14	648
Cue Biopharma, Inc. (2)	459	11,250
CVS Health Corp.	2,866	186,204
CytomX Therapeutics, Inc. (2)	88	733
DaVita, Inc. (2)	409	32,368
Deciphera Pharmaceuticals, Inc. (2)	26	1,553
Denali Therapeutics, Inc. (2)	45	1,088

Conservative Allocation
Security Description	Shares or Principal Amount ($)	Fair Value ($)(1)
Common Stocks — continued
DexCom, Inc. (2)	72	29,189
Dynavax Technologies Corp. (2)	160	1,419
Edwards Lifesciences Corp. (2)	1,002	69,248
Elanco Animal Health, Inc. Contingent Value Rights (2)(7)	32	—
Eli Lilly and Co.	1,694	278,121
Eloxx Pharmaceuticals, Inc. (2)	45	136
Emergent BioSolutions, Inc. (2)	175	13,839
Encompass Health Corp.	104	6,441
Endo International PLC (2)	585	2,007
Enochian Biosciences, Inc. (2)	15	63
Ensign Group, Inc./The	60	2,511
Exact Sciences Corp. (2)	174	15,128
Exelixis, Inc. (2)	642	15,241
Fate Therapeutics, Inc. (2)	139	4,769
Fulcrum Therapeutics, Inc. (2)	33	604
GenMark Diagnostics, Inc. (2)	100	1,471
Gilead Sciences, Inc.	2,324	178,809
Guardant Health, Inc. (2)	11	892
Halozyme Therapeutics, Inc. (2)	61	1,635
Hill-Rom Holdings, Inc.	292	32,056
HMS Holdings Corp. (2)	356	11,531
Horizon Therapeutics Plc (2)	234	13,006
Humana, Inc.	565	219,079
Illumina, Inc. (2)	38	14,073
ImmunoGen, Inc. (2)	411	1,891
Immunomedics, Inc. (2)	240	8,506
Inovio Pharmaceuticals, Inc. (2)	132	3,557
Insmed, Inc. (2)	75	2,066
Intellia Therapeutics, Inc. (2)	106	2,228
Invitae Corp. (2)	106	3,211
Iovance Biotherapeutics, Inc. (2)	211	5,792
iRhythm Technologies, Inc. (2)	30	3,477
Jazz Pharmaceuticals PLC (2)	43	4,745
Johnson & Johnson	3,274	460,423
Jounce Therapeutics, Inc. (2)	139	959
Kadmon Holdings, Inc. (2)	516	2,642
Karyopharm Therapeutics, Inc. (2)	21	398
Kezar Life Sciences, Inc. (2)	18	93
Kiniksa Pharmaceuticals, Ltd. (2)	46	1,172
Kodiak Sciences, Inc. (2)	35	1,894
Krystal Biotech, Inc. (2)	24	994
Kura Oncology, Inc. (2)	163	2,657
LHC Group, Inc. (2)	29	5,055
Livongo Health, Inc. (2)	102	7,669
MacroGenics, Inc. (2)	121	3,378
Mallinckrodt PLC (2)	20	54

The accompanying notes are an integral part of these financial statements

2020 Semiannual Report | June 30, 2020	Page 71

Schedule of Investments
June 30, 2020 (unaudited)

Conservative Allocation
Security Description	Shares or Principal Amount ($)	Fair Value ($)(1)
Common Stocks — continued
Marinus Pharmaceuticals, Inc. (2)	260	660
Masimo Corp. (2)	153	34,882
McKesson Corp.	194	29,763
Medtronic PLC	3,210	294,357
Merck & Co., Inc.	4,421	341,876
Meridian Bioscience, Inc. (2)	109	2,539
Mersana Therapeutics, Inc. (2)	316	7,394
Moderna, Inc. (2)	289	18,557
Molecular Templates, Inc. (2)	146	2,013
Molina Healthcare, Inc. (2)	35	6,229
Momenta Pharmaceuticals, Inc. (2)	165	5,490
Morphic Holding, Inc. (2)	24	649
Mylan NV (2)	368	5,917
MyoKardia, Inc. (2)	60	5,797
Myriad Genetics, Inc. (2)	133	1,508
Natera, Inc. (2)	100	4,986
National Research Corp.	28	1,630
Neurocrine Biosciences, Inc. (2)	256	31,232
NextGen Healthcare, Inc. (2)	251	2,756
Novavax, Inc. (2)	37	3,084
Odonate Therapeutics, Inc. (2)	39	1,651
Oncocyte Corp. (2)	100	191
Oncternal Therapeutics, Inc. (2)	4	11
OPKO Health, Inc. (2)	507	1,729
Organogenesis Holdings, Inc. (2)	64	246
Osmotica Pharmaceuticals PLC (2)	285	1,918
Owens & Minor, Inc.	145	1,105
Palatin Technologies, Inc. (2)	860	440
PDL BioPharma, Inc.	402	1,170
Perrigo Co. PLC	527	29,127
Pfenex, Inc. (2)	113	944
Pfizer, Inc.	6,528	213,466
Phibro Animal Health Corp. - Class A	287	7,539
Phreesia, Inc. (2)	131	3,705
Pieris Pharmaceuticals, Inc. (2)	144	446
PRA Health Sciences, Inc. (2)	90	8,756
Precigen, Inc. (2)(3)	227	1,133
Principia Biopharma, Inc. (2)	76	4,544
Providence Service Corp./The (2)	16	1,263
PTC Therapeutics, Inc. (2)	99	5,023
Puma Biotechnology, Inc. (2)	39	407
Quest Diagnostics, Inc.	229	26,097
Quidel Corp. (2)	55	12,306
Radius Health, Inc. (2)	39	532
Recro Pharma, Inc.	283	1,288
Regeneron Pharmaceuticals, Inc. (2)	151	94,171
REGENXBIO, Inc. (2)	13	479

Conservative Allocation
Security Description	Shares or Principal Amount ($)	Fair Value ($)(1)
Common Stocks — continued
Replimune Group, Inc. (2)	20	497
ResMed, Inc.	343	65,856
Rhythm Pharmaceuticals, Inc. (2)	36	803
Rigel Pharmaceuticals, Inc. (2)	828	1,515
Sangamo Therapeutics, Inc. (2)	152	1,362
Seattle Genetics, Inc. (2)	175	29,736
Seres Therapeutics, Inc. (2)	15	71
Simulations Plus, Inc.	180	10,768
Sorrento Therapeutics, Inc. (2)(3)	189	1,187
STERIS PLC	269	41,275
Strongbridge Biopharma PLC (2)	339	1,281
Sutro Biopharma, Inc. (2)	56	435
Syndax Pharmaceuticals, Inc. (2)	18	267
Tandem Diabetes Care, Inc. (2)	160	15,827
Teladoc Health, Inc. (2)	95	18,130
Tenet Healthcare Corp. (2)	299	5,415
TG Therapeutics, Inc. (2)	144	2,805
Theravance Biopharma, Inc. (2)	27	567
Thermo Fisher Scientific, Inc.	94	34,060
Translate Bio, Inc. (2)	65	1,165
Turning Point Therapeutics, Inc. (2)	20	1,292
Twist Bioscience Corp. (2)	36	1,631
Ultragenyx Pharmaceutical, Inc. (2)	45	3,520
United Therapeutics Corp. (2)	206	24,926
UnitedHealth Group, Inc.	944	278,433
Vanda Pharmaceuticals, Inc. (2)	100	1,144
Veeva Systems, Inc. (2)	362	84,860
Verrica Pharmaceuticals, Inc. (2)	66	727
Vertex Pharmaceuticals, Inc. (2)	440	127,736
WaVe Life Sciences, Ltd. (2)	17	177
West Pharmaceutical Services, Inc.	140	31,804
XBiotech, Inc. (2)	186	2,550
Xencor, Inc. (2)	200	6,478
Y-mAbs Therapeutics, Inc. (2)	65	2,808
Zimmer Biomet Holdings, Inc.	503	60,038
Zoetis, Inc.	1,350	185,004
Zynex, Inc. (2)	232	5,770
		5,766,727

Industrials — 1.7%
3M Co.	584	91,098
Allison Transmission Holdings	653	24,017
Alpha Pro Tech, Ltd. (2)	12	212
Altra Industrial Motion Corp.	5	159
ArcBest Corp.	106	2,810
Arcosa, Inc.	152	6,414
ASGN, Inc. (2)	86	5,734

The accompanying notes are an integral part of these financial statements

Page 72	2020 Semiannual Report | June 30, 2020

Schedule of Investments
June 30, 2020 (unaudited)

Conservative Allocation
Security Description	Shares or Principal Amount ($)	Fair Value ($)(1)
Common Stocks — continued
Astec Industries, Inc.	79	3,658
Atkore International Group, Inc. (2)	324	8,861
Atlas Air Worldwide Holdings, Inc. (2)	113	4,862
Avis Budget Group, Inc. (2)	27	618
Axon Enterprise, Inc. (2)	63	6,182
AZZ, Inc.	397	13,625
BG Staffing, Inc.	37	419
BlueLinx Holdings, Inc. (2)	22	189
BMC Stock Holdings, Inc. (2)	1,151	28,936
Builders FirstSource, Inc. (2)	231	4,782
BWX Technologies, Inc.	23	1,303
Caterpillar, Inc.	282	35,673
Columbus McKinnon Corp./NY	17	569
Comfort Systems USA, Inc.	653	26,610
Construction Partners, Inc. (2)	3	53
Copart, Inc. (2)	12	999
CSX Corp.	1,423	99,240
Cummins, Inc.	1,390	240,831
Curtiss-Wright Corp.	585	52,229
Donaldson Co., Inc.	147	6,838
Eaton Corp. PLC	1,328	116,173
Echo Global Logistics, Inc. (2)	404	8,734
EMCOR Group, Inc.	467	30,887
Encore Wire Corp.	78	3,808
EnerSys	210	13,520
Expeditors International of Wa	39	2,966
Federal Signal Corp.	230	6,838
Fortune Brands Home & Security	162	10,357
Generac Holdings, Inc. (2)	14	1,707
GMS, Inc. (2)	60	1,475
Graco, Inc.	196	9,406
GrafTech International, Ltd.	245	1,955
Herman Miller, Inc.	257	6,068
Hertz Global Holdings, Inc. (2)	82	116
HNI Corp.	245	7,490
Hub Group, Inc. - Class A (2)	283	13,544
Hubbell, Inc.	1,012	126,864
Huntington Ingalls Industries	265	46,240
Illinois Tool Works, Inc.	355	62,072
JetBlue Airways Corp. (2)	528	5,755
Kelly Services, Inc. - Class A	12	190
Kimball International, Inc. - Class B	266	3,075
L B Foster Co. - Class A (2)	90	1,149
Lincoln Electric Holdings, Inc.	182	15,332
Lockheed Martin Corp.	672	245,226
LSC Communications, Inc. (2)	641	36
Lyft, Inc. (2)	73	2,410

Conservative Allocation
Security Description	Shares or Principal Amount ($)	Fair Value ($)(1)
Common Stocks — continued
Manitowoc Co., Inc./The (2)	177	1,926
ManpowerGroup, Inc.	809	55,619
Marten Transport, Ltd.	2	50
Matson, Inc.	225	6,548
McGrath RentCorp	16	864
Meritor, Inc. (2)	616	12,197
Miller Industries, Inc./TN	386	11,491
MRC Global, Inc. (2)	139	821
Mueller Water Products, Inc.	233	2,197
MYR Group, Inc. (2)	110	3,510
NL Industries, Inc.	15	51
Nordson Corp.	157	29,784
Norfolk Southern Corp.	27	4,740
Northwest Pipe Co. (2)	137	3,435
Old Dominion Freight Line, Inc.	247	41,889
Oshkosh Corp.	142	10,170
PACCAR, Inc.	1,597	119,535
Primoris Services Corp.	308	5,470
Quanta Services, Inc.	148	5,806
Regal Beloit Corp.	323	28,204
Rexnord Corp.	298	8,687
Rockwell Automation, Inc.	117	24,921
RR Donnelley & Sons Co.	696	828
Rush Enterprises, Inc.	14	580
Safe Bulkers, Inc. (2)	244	298
Saia, Inc. (2)	83	9,228
Schneider National, Inc. - Class B	105	2,590
Shyft Group, Inc./The	264	4,446
SkyWest, Inc.	83	2,707
Southwest Airlines Co.	5,449	186,247
Steelcase, Inc. - Class A	195	2,352
Teledyne Technologies, Inc. (2)	6	1,866
Timken Co./The	576	26,202
Trex Co., Inc. (2)	51	6,634
Triton International, Ltd./Bermu	646	19,535
Tutor Perini Corp. (2)	78	950
Uber Technologies, Inc. (2)	760	23,621
UFP Industries, Inc.	69	3,416
Union Pacific Corp.	17	2,874
United Parcel Service, Inc. - Class B	432	48,030
Vectrus, Inc. (2)	101	4,962
Veritiv Corp. (2)	28	475
Werner Enterprises, Inc.	38	1,654
WESCO International, Inc. (2)	7	246

The accompanying notes are an integral part of these financial statements

2020 Semiannual Report | June 30, 2020	Page 73

Schedule of Investments
June 30, 2020 (unaudited)

Conservative Allocation
Security Description	Shares or Principal Amount ($)	Fair Value ($)(1)
Common Stocks — continued
WESCO International, Inc. Series A Variable Preferred (2)(9)	153	4,058
WW Grainger, Inc.	331	103,987
		2,246,015

Information Technology — 6.5%
ACI Worldwide, Inc. (2)	19	513
Adobe, Inc. (2)	655	285,128
Advanced Micro Devices, Inc. (2)	942	49,559
Alliance Data Systems Corp.	57	2,572
American Software, Inc./GA	45	709
Amkor Technology, Inc. (2)	1,114	13,713
Apple, Inc.	4,331	1,579,949
Applied Materials, Inc.	1,443	87,229
Arrow Electronics, Inc. (2)	433	29,743
AstroNova, Inc.	133	1,059
Autodesk, Inc. (2)	225	53,818
Avaya Holdings Corp. (2)	402	4,969
Avid Technology, Inc. (2)	737	5,358
Avnet, Inc.	1,127	31,426
Benchmark Electronics, Inc.	79	1,706
Bottomline Technologies DE, Inc. (2)	3	152
Box, Inc. (2)	241	5,003
Broadcom, Inc.	183	57,757
CACI International, Inc. - Class A (2)	94	20,387
Cadence Design Systems, Inc. (2)	2,053	197,006
Calix, Inc. (2)	304	4,530
Cambium Networks Corp. (2)	539	3,967
CDK Global, Inc.	44	1,822
Cerence, Inc. (2)	123	5,023
ChannelAdvisor Corp. (2)	390	6,178
Ciena Corp. (2)	631	34,175
Cirrus Logic, Inc. (2)	160	9,885
Cisco Systems, Inc.	4,787	223,266
Citrix Systems, Inc.	504	74,547
Cognex Corp.	172	10,272
Cognizant Technology Solutions	1,743	99,037
Coupa Software, Inc. (2)	58	16,068
Diebold Nixdorf, Inc. (2)	263	1,594
Digital Turbine, Inc. (2)	30	377
Diodes, Inc. (2)	39	1,977
DocuSign, Inc. (2)	327	56,313
Dropbox, Inc. (2)	424	9,230
DXC Technology Co.	699	11,534
Ebix, Inc.	204	4,561
Enphase Energy, Inc. (2)	98	4,662
F5 Networks, Inc. (2)	66	9,206

Conservative Allocation
Security Description	Shares or Principal Amount ($)	Fair Value ($)(1)
Common Stocks — continued
Five9, Inc. (2)	111	12,284
Fortinet, Inc. (2)	244	33,494
Hackett Group, Inc./The	62	839
Hewlett Packard Enterprise Co.	4,363	42,452
HP, Inc.	2,826	49,257
IBM	875	105,674
II-VI, Inc. (2)	55	2,597
Intel Corp.	6,218	372,023
Intuit, Inc.	958	283,750
J2 Global, Inc. (2)	200	12,642
Jabil, Inc.	1,177	37,758
Juniper Networks, Inc.	288	6,584
KLA Corp.	200	38,896
Lam Research Corp.	260	84,100
Leidos Holdings, Inc.	45	4,215
Lumentum Holdings, Inc. (2)	104	8,469
Majesco (2)	18	141
Manhattan Associates, Inc. (2)	205	19,311
ManTech International Corp./VA	51	3,493
Mastercard, Inc.	1,325	391,803
Maxim Integrated Products, Inc.	616	37,336
Methode Electronics, Inc.	34	1,063
Micron Technology, Inc. (2)	1,059	54,560
Microsoft Corp.	8,221	1,673,056
MKS Instruments, Inc.	23	2,605
Motorola Solutions, Inc.	195	27,325
National Instruments Corp.	291	11,265
NCR Corp. (2)	176	3,048
NetScout Systems, Inc. (2)	192	4,908
NIC, Inc.	270	6,199
NortonLifeLock, Inc.	1,700	33,711
NVIDIA Corp.	797	302,788
Okta, Inc. (2)	26	5,206
ON Semiconductor Corp. (2)	157	3,112
OneSpan, Inc. (2)	260	7,262
Oracle Corp.	5,174	285,967
PagerDuty, Inc. (2)	77	2,204
Paycom Software, Inc. (2)	65	20,132
PayPal Holdings, Inc. (2)	150	26,135
PC Connection, Inc.	13	603
Perspecta, Inc.	271	6,295
Photronics, Inc. (2)	364	4,051
Plantronics, Inc.	65	954
Progress Software Corp.	649	25,149
Pure Storage, Inc. (2)	861	14,921
Qorvo, Inc. (2)	170	18,790
QUALCOMM, Inc.	3,080	280,927

The accompanying notes are an integral part of these financial statements

Page 74	2020 Semiannual Report | June 30, 2020

Schedule of Investments
June 30, 2020 (unaudited)

Conservative Allocation
Security Description	Shares or Principal Amount ($)	Fair Value ($)(1)
Common Stocks — continued
Qualys, Inc. (2)	184	19,140
Rimini Street, Inc. (2)	83	427
RingCentral, Inc. - Class A (2)	96	27,361
salesforce.com, Inc. (2)	837	156,795
Sanmina Corp. (2)	282	7,061
ScanSource, Inc. (2)	108	2,602
ServiceNow, Inc. (2)	23	9,316
Skyworks Solutions, Inc.	424	54,213
Slack Technologies, Inc. (2)	418	12,996
SMART Global Holdings, Inc. (2)	106	2,881
Smartsheet, Inc. (2)	94	4,786
Sonim Technologies, Inc. (2)	265	212
Splunk, Inc. (2)	45	8,942
SPS Commerce, Inc. (2)	158	11,869
SS&C Technologies Holdings, Inc.	2,764	156,111
Stratasys, Ltd. (2)	54	856
Sykes Enterprises, Inc. (2)	423	11,700
SYNNEX Corp.	153	18,325
Synopsys, Inc. (2)	1,036	202,020
Telenav, Inc. (2)	12	66
Tenable Holdings, Inc. (2)	156	4,650
TESSCO Technologies, Inc.	32	176
Texas Instruments, Inc.	806	102,338
Trimble, Inc. (2)	604	26,087
TTEC Holdings, Inc.	68	3,166
Twilio, Inc. (2)	122	26,769
Verint Systems, Inc. (2)	624	28,192
Veritone, Inc. (2)	73	1,085
VirnetX Holding Corp. (3)	656	4,264
Visa, Inc.	409	79,007
Vishay Intertechnology, Inc.	146	2,229
Workday, Inc. (2)	196	36,723
Xerox Holdings Corp.	1,476	22,568
Xperi Holding Corp.	489	7,218
Zebra Technologies Corp. - Class A (2)	123	31,482
Zoom Video Communications, Inc. (2)	42	10,649
Zscaler, Inc. (2)	117	12,812
		8,492,428

Materials — 0.5%
AdvanSix, Inc. (2)	46	540
Air Products and Chemicals, Inc.	360	86,926
Boise Cascade Co.	313	11,772
Clearwater Paper Corp. (2)	33	1,192
Commercial Metals Co.	69	1,408
Dow, Inc.	465	18,953
Eastman Chemical Co.	231	16,087

Conservative Allocation
Security Description	Shares or Principal Amount ($)	Fair Value ($)(1)
Common Stocks — continued
FMC Corp.	266	26,499
Hawkins, Inc.	8	341
Huntsman Corp.	26	467
Koppers Holdings, Inc. (2)	102	1,922
Linde PLC	30	6,363
LyondellBasell Industries NV	530	34,832
Materion Corp.	63	3,874
Newmont Corp.	2,280	140,767
Novagold Resources, Inc. (2)	686	6,297
Olin Corp.	38	437
Olympic Steel, Inc.	142	1,669
Packaging Corp. of America	136	13,573
PolyOne Corp.	16	420
Reliance Steel & Aluminum Co.	466	44,237
Royal Gold, Inc.	132	16,410
RPM International, Inc.	308	23,118
Ryerson Holding Corp. (2)	528	2,973
Scotts Miracle-Gro Co./The	213	28,642
Sherwin-Williams Co./The	164	94,767
Steel Dynamics, Inc.	420	10,958
Stepan Co.	37	3,593
Tredegar Corp.	237	3,650
Trinseo SA	14	310
Tronox Holdings PLC	19	137
Verso Corp.	37	443
Westrock Co.	573	16,193
Worthington Industries, Inc.	102	3,805
		623,575

Real Estate Investment Trust — 0.8%
Altisource Portfolio Solutions (2)	199	2,933
American Homes 4 Rent	769	20,686
American Tower Corp.	1,082	279,740
Apple Hospitality REIT, Inc.	1,025	9,902
Ashford Hospitality Trust, Inc.	495	358
AvalonBay Communities, Inc.	178	27,526
CareTrust REIT, Inc.	232	3,981
CatchMark Timber Trust, Inc.	380	3,363
CBL & Associates Properties In (2)	1,071	292
Clipper Realty, Inc.	119	964
Colony Capital, Inc.	384	922
CoreCivic, Inc.	43	402
CorEnergy Infrastructure Trust	110	1,007
CorePoint Lodging, Inc.	750	3,158
Corporate Office Properties Tr	580	14,697
CyrusOne, Inc.	259	18,842
Equinix, Inc.	72	50,566

The accompanying notes are an integral part of these financial statements

2020 Semiannual Report | June 30, 2020	Page 75

Schedule of Investments
June 30, 2020 (unaudited)

Conservative Allocation
Security Description	Shares or Principal Amount ($)	Fair Value ($)(1)
Common Stocks — continued
Essex Property Trust, Inc.	431	98,772
Gaming and Leisure Properties	1,241	42,939
Getty Realty Corp.	86	2,552
Healthcare Realty Trust, Inc.	922	27,005
Highwoods Properties, Inc.	498	18,590
Host Hotels & Resorts, Inc.	130	1,403
Lamar Advertising Co.	905	60,418
Life Storage, Inc.	58	5,507
LTC Properties, Inc.	577	21,736
Maui Land & Pineapple Co., Inc. (2)	5	56
National Health Investors, Inc.	77	4,675
National Storage Affiliates Trust	309	8,856
Paramount Group, Inc.	654	5,042
Piedmont Office Realty Trust, Inc.	899	14,932
PS Business Parks, Inc.	123	16,285
Public Storage	190	36,459
QTS Realty Trust, Inc.	39	2,500
RAIT Financial Trust (2)(7)	368	—
Regency Centers Corp.	247	11,335
Ryman Hospitality Properties, Inc.	36	1,246
SBA Communications Corp.	120	35,750
Service Properties Trust	1,571	11,138
Simon Property Group, Inc.	2,362	161,514
Spirit MTA Reit Liquidating Trust (2)(7)	477	—
Tanger Factory Outlet Centers (3)	175	1,248
Trinity Place Holdings, Inc. (2)	367	506
Uniti Group, Inc.	155	1,449
Urstadt Biddle Properties, Inc.	395	4,693
Xenia Hotels & Resorts, Inc.	458	4,273
		1,040,218

Utilities — 0.4%
American Water Works Co., Inc.	486	62,529
Atlantic Power Corp. (2)	423	846
Consolidated Water Co., Ltd.	23	332
Dominion Energy, Inc.	2,330	189,149
Evergy, Inc.	35	2,075
Exelon Corp.	27	980
MDU Resources Group, Inc.	1,409	31,252
NextEra Energy, Inc.	190	45,632
NorthWestern Corp.	1,014	55,283
NRG Energy, Inc.	678	22,076
PPL Corp.	1,702	43,980
Southwest Gas Holdings, Inc.	466	32,177

Conservative Allocation
Security Description	Shares or Principal Amount ($)	Fair Value ($)(1)
Common Stocks — continued
WEC Energy Group, Inc.	313	27,434
York Water Co./The	56	2,673
		516,418

Total Common Stocks (Cost $24,792,609)		29,417,962

Registered Investment Companies — 61.0%
Baird Core Plus Bond Fund - Class I	499,657	6,030,859
Dodge & Cox Income Fund	350,710	5,095,815
DoubleLine Total Return Bond Fund - Class I	347,435	3,724,508
Guggenheim Total Return Bond Fund - Class I	97,569	2,847,062
iShares Core U.S. Aggregate Bond ETF (8)	77,748	9,190,591
iShares JP Morgan USD Emerging Markets Bond ETF (8)	67,638	7,387,422
Lord Abbett High Yield Fund - Class I	419,879	2,834,185
Payden Emerging Markets Bond Fund - Class I	76,919	990,722
PGIM Total Return Bond Fund - Class R6	380,806	5,605,459
Pioneer Bond Fund - Class Y	380,967	3,767,765
Segall Bryant & Hamill Plus Bond Fund - Class I	378,984	4,210,514
SPDR Bloomberg Barclays High Yield Bond ETF (8)	27,382	2,769,963
TCW Emerging Markets Income Fund - Class I	244,434	1,896,810
Vanguard Intermediate-Term Corporate Bond ETF (8)	28,502	2,711,680
Vanguard Short-Term Bond ETF (8)	38,211	3,176,098
Vanguard Total Bond Market ETF (8)	98,936	8,740,006
Xtrackers USD High Yield Corporate Bond ETF (8)	214,039	10,006,321
Total Registered Investment Companies (Cost $77,010,333)		80,985,780

Money Market Registered Investment Companies — 7.8%
Meeder Institutional Prime Money Market Fund, 0.30% (5)	10,368,275	10,373,460
Morgan Stanley Government Institutional Fund, 0.05% (4)	8,353	8,353
Total Money Market Registered Investment Companies (Cost $10,371,567)		10,381,813

The accompanying notes are an integral part of these financial statements

Page 76	2020 Semiannual Report | June 30, 2020

Schedule of Investments
June 30, 2020 (unaudited)

Conservative Allocation
Security Description	Shares or Principal Amount ($)	Fair Value ($)(1)
U.S. Government Obligations — 8.5%
U.S. Treasury Note, 2.25%, due 1/31/2024	3,742,700	4,016,385
U.S. Treasury Note, 2.625%, due 2/15/2029	1,599,200	1,873,938
U.S. Treasury Note, 1.50%, due 8/15/2026	1,290,800	1,375,357
U.S. Treasury Note, 2.25%, due 11/15/2025	2,387,400	2,630,150
U.S. Treasury Note, 2.125%, due 12/31/2022	1,304,700	1,368,253
Total U.S. Government Obligations (Cost $10,417,900)		11,264,083
Total Investments — 99.4% (Cost $122,592,409)		132,049,638
Other Assets less Liabilities — 0.6%		828,860
Total Net Assets — 100.0%		132,878,498

Trustee Deferred Compensation (6)
Meeder Balanced Fund - Retail Class	1,089	12,251
Meeder Dynamic Allocation Fund - Retail Class	2,754	31,203
Meeder Muirfield Fund - Retail Class	1,635	11,347
Meeder Conservative Allocation Fund - Retail Class	318	7,069
Total Trustee Deferred Compensation (Cost $57,853)		61,870

	Long (Short) Contracts	Expiration Date	Notional Value of Contracts ($)	Value and Unrealized Appreciation (Depreciation) ($)
Futures Contracts
Index Futures
Mini MSCI EAFE Index Futures	19	9/18/2020	1,689,480	(9,780)
Mini MSCI Emerging Markets Index Futures	11	9/18/2020	542,135	3,513
Russell 2000 Mini Index Futures	(3)	9/18/2020	(215,640)	(4,246)
Standard & Poors 500 Mini Futures	(17)	9/18/2020	(2,626,670)	(21,432)
E-mini Standard & Poors MidCap 400 Futures	(5)	9/18/2020	(889,550)	(30,319)
Total Futures Contracts	5		(1,500,245)	(62,264)

(1)

Statement on Financial Accounting Standard No. 157 “Fair Value Measurements” - Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

●	Level 1 - quoted prices in active markets for identical securities
●	Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
●	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The following is a summary of the inputs used as of June 30, 2020 in valuing the Fund’s assets carried at fair value:
Valuation Inputs	Investments in Securities	Other Financial Instruments (10)
Level 1 - Quoted Prices	$120,785,555	$(62,264)
Level 2 - Other Significant Observable Inputs	11,264,083	—
Level 3 - Significant Unobservable Inputs	—	—
Total	$132,049,638	$(62,264)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2)	Represents non-income producing securities.
(3)	All or a portion of this security is on loan.
(4)	Investment purchased with cash received as securities lending collateral. The yield shown represents the 7-day yield in effect at June 30, 2020.
(5)	Investment in affiliate. The yield shown represents the 7-day yield in effect at June 30, 2020.
(6)	Assets of affiliates to the Conservative Allocation Fund held for the benefit of the Fund’s Trustees in connection with the Trustees Deferred Compensation Plan.
(7)	Fair valued security deemed as Level 3 security.
(8)	Exchange-traded fund.
(9)	Preferred stock.
(10)	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The accompanying notes are an integral part of these financial statements.

The accompanying notes are an integral part of these financial statements

2020 Semiannual Report | June 30, 2020	Page 77

Schedule of Investments
June 30, 2020 (unaudited)

Dynamic Allocation Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)(1)
Common Stocks — 79.4%
Communication Services — 6.8%
Activision Blizzard, Inc.	9,230	700,557
Alphabet, Inc. - Class A (2)	391	554,458
Alphabet, Inc. - Class C (2)	2,047	2,893,660
AMC Entertainment Holdings, Inc.	780	3,346
AT&T, Inc.	39,011	1,179,303
Cinemark Holdings, Inc.	933	10,776
Comcast Corp. - Class A	7,415	289,037
Cumulus Media, Inc. (2)	785	3,101
DHI Group, Inc. (2)	108	227
Electronic Arts, Inc. (2)	3,781	499,281
Facebook, Inc. (2)	9,292	2,109,934
Frontier Communications Corp. (2)	3,108	303
Glu Mobile, Inc. (2)	1,621	15,027
Gray Television, Inc. (2)	1,024	14,285
IMAX Corp. (2)	251	2,814
Lee Enterprises, Inc. (2)	2,570	2,519
Liberty TripAdvisor Holdings, Inc. (2)	3,939	8,390
Lions Gate Entertainment Corp. Class A (2)	777	5,758
Marcus Corp./The	1,648	21,869
MDC Partners, Inc. (2)	1,438	2,991
National CineMedia, Inc.	602	1,788
Netflix, Inc. (2)	965	439,114
Pinterest, Inc. (2)	1,847	40,948
Sinclair Broadcast Group, Inc.	135	2,492
Spotify Technology SA (2)	715	184,606
TEGNA, Inc.	36	401
Telephone and Data Systems, Inc.	2,215	44,034
T-Mobile US, Inc.	10,879	1,133,048
Verizon Communications, Inc.	28,619	1,577,765
Yelp, Inc. (2)	127	2,938
		11,744,770

Consumer Discretionary — 12.0%
1-800-Flowers.com, Inc. (2)	686	13,734
Amazon.com, Inc. (2)	1,863	5,139,682
Aptiv PLC	45	3,506
Aramark	1,562	35,254
AutoZone, Inc. (2)	81	91,378
BBX Capital Corp.	1,404	3,566
Best Buy Co., Inc.	6,546	571,269
Big Lots, Inc.	798	33,516
BorgWarner, Inc.	348	12,284
Boyd Gaming Corp.	998	20,858
Brinker International, Inc.	792	19,008
Caleres, Inc.	606	5,054
Camping World Holdings, Inc.	2,340	63,554

Dynamic Allocation Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)(1)
Common Stocks — continued
Capri Holdings, Ltd. (2)	948	14,817
Chipotle Mexican Grill, Inc. (2)	224	235,729
Crocs, Inc. (2)	759	27,946
Dana, Inc.	1,032	12,580
Dave & Buster’s Entertainment	461	6,145
Deckers Outdoor Corp. (2)	1,042	204,638
Designer Brands, Inc.	374	2,532
Dollar General Corp.	2,868	546,383
Dollar Tree, Inc. (2)	911	84,431
Domino’s Pizza, Inc.	481	177,701
DR Horton, Inc.	7,237	401,292
Duluth Holdings, Inc. - Class B (2)	2,174	16,022
eBay, Inc.	7,682	402,921
Everi Holdings, Inc. (2)	1,814	9,360
Fiesta Restaurant Group, Inc. (2)	799	5,098
Ford Motor Co.	1,707	10,379
Fox Factory Holding Corp. (2)	255	21,066
Garmin, Ltd.	2,664	259,740
General Motors Co.	29,661	750,423
Gentex Corp.	2,979	76,769
G-III Apparel Group, Ltd. (2)	66	877
Green Brick Partners, Inc. (2)	146	1,730
Greenlane Holdings, Inc. (2)	190	756
Hanesbrands, Inc.	1,919	21,666
Harley-Davidson, Inc.	7,624	181,222
Home Depot, Inc./The	8,897	2,228,787
Installed Building Products In (2)	57	3,920
International Game Technology	4,848	43,147
KB Home	3,461	106,183
Kirkland’s, Inc. (2)	2,525	6,843
Lands’ End, Inc. (2)	748	6,014
Las Vegas Sands Corp.	2,257	102,784
LCI Industries	189	21,731
Lear Corp.	1,119	121,993
Lennar Corp.	5,539	341,313
LKQ Corp. (2)	2,461	64,478
Lowe’s Cos., Inc.	9,407	1,271,074
Lululemon Athletica, Inc. (2)	722	225,271
Malibu Boats, Inc. (2)	1,055	54,807
MarineMax, Inc. (2)	111	2,485
Marriott International, Inc./MD	100	8,573
McDonald’s Corp.	6,414	1,183,191
MDC Holdings, Inc.	148	5,284
MGM Resorts International	2,577	43,294
Murphy USA, Inc. (2)	280	31,525
NIKE, Inc. - Class B	14,244	1,396,624
NVR, Inc. (2)	63	205,301

The accompanying notes are an integral part of these financial statements

Page 78	2020 Semiannual Report | June 30, 2020

Schedule of Investments
June 30, 2020 (unaudited)

Dynamic Allocation Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)(1)
Common Stocks — continued
Office Depot, Inc.	3,903	9,172
Papa John’s International, Inc.	68	5,400
Party City Holdco, Inc. (2)	747	1,113
Penn National Gaming, Inc. (2)	952	29,074
PetMed Express, Inc.	292	10,407
PulteGroup, Inc.	9,151	311,409
Purple Innovation, Inc. (2)	722	12,996
Qurate Retail, Inc. (2)	2,866	27,227
Ralph Lauren Corp.	1,621	117,555
RCI Hospitality Holdings, Inc.	901	12,488
Red Robin Gourmet Burgers, Inc. (2)	821	8,374
Red Rock Resorts, Inc.	922	10,059
Rent-A-Center, Inc./TX	7,429	206,675
RH (2)	764	190,160
Ross Stores, Inc.	1,803	153,688
Rubicon Project, Inc./The (2)	496	3,308
Select Interior Concepts, Inc. (2)	67	235
Sleep Number Corp. (2)	263	10,951
Sportsman’s Warehouse Holdings (2)	1,681	23,954
Stamps.com, Inc. (2)	248	45,555
Starbucks Corp.	192	14,129
Stoneridge, Inc. (2)	294	6,074
Sturm Ruger & Co., Inc.	233	17,708
Tapestry, Inc.	194	2,576
Target Corp.	4,236	508,023
Tesla, Inc. (2)	823	888,684
Texas Roadhouse, Inc.	470	24,708
Thor Industries, Inc.	2,091	222,754
Tile Shop Holdings, Inc.	975	1,268
TopBuild Corp. (2)	316	35,951
Town Sports International Holdings, Inc. (2)	2,090	1,129
Tractor Supply Co.	79	10,411
Tupperware Brands Corp.	404	1,919
Urban Outfitters, Inc. (2)	1	15
Vista Outdoor, Inc. (2)	417	6,026
Waitr Holdings, Inc. (2)	891	2,343
Wendy’s Co./The	177	3,855
Williams-Sonoma, Inc.	1,007	82,584
Wingstop, Inc.	1,004	139,526
Winnebago Industries, Inc.	2,421	161,287
Yum China Holdings, Inc.	3,376	162,284
Yum! Brands, Inc.	2,510	218,144
Zumiez, Inc. (2)	834	22,835
		20,683,541

Consumer Staples — 1.5%
Alico, Inc.	22	686

Dynamic Allocation Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)(1)
Common Stocks — continued
Coca-Cola Co./The	10,702	478,165
Costco Wholesale Corp.	164	49,726
General Mills, Inc.	16,743	1,032,206
Ingredion, Inc.	150	12,450
Kroger Co./The	4,146	140,342
Molson Coors Beverage Co. - Class B	5,059	173,827
Nu Skin Enterprises, Inc.	310	11,851
Oil-Dri Corp. of America	7	243
PepsiCo, Inc.	3,773	499,017
Performance Food Group Co. (2)	748	21,797
Rite Aid Corp. (2)	362	6,176
SpartanNash Co.	686	14,578
Sprouts Farmers Market, Inc. (2)	161	4,120
Tyson Foods, Inc.	570	34,035
United Natural Foods, Inc. (2)	425	7,739
Walgreens Boots Alliance, Inc.	903	38,278
		2,525,236

Energy — 1.8%
Altus Midstream Co. (2)	643	407
Amplify Energy Corp.	1,785	2,196
Antero Resources Corp. (2)	877	2,228
Apache Corp.	1,218	16,443
Arch Resources, Inc.	47	1,335
Archrock, Inc.	806	5,231
Ardmore Shipping Corp.	1,969	8,545
Baker Hughes Co.	4,869	74,934
Berry Corp.	370	1,787
Bonanza Creek Energy, Inc. (2)	24	356
Brigham Minerals, Inc.	209	2,581
Cabot Oil & Gas Corp.	2,196	37,727
Cactus, Inc.	1,562	32,224
California Resources Corp. (2)(3)	1,319	1,609
Centennial Resource Developmen (2)	248	221
Chaparral Energy, Inc. (2)	841	545
Chesapeake Energy Corp. (2)	200	980
Chevron Corp.	10,915	973,945
CNX Resources Corp. (2)	794	6,868
Concho Resources, Inc.	1,703	87,705
ConocoPhillips	8,053	338,387
CONSOL Energy, Inc. (2)	147	745
Continental Resources, Inc./OK (2)	709	12,429
Delek US Holdings, Inc.	555	9,663
DHT Holdings, Inc.	1,239	6,356
Diamondback Energy, Inc.	309	12,922
Dorian LPG, Ltd. (2)	509	3,940
EOG Resources, Inc.	3,222	163,227

The accompanying notes are an integral part of these financial statements

2020 Semiannual Report | June 30, 2020	Page 79

Schedule of Investments
June 30, 2020 (unaudited)

Dynamic Allocation Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)(1)
Common Stocks — continued
EQT Corp.	1,698	20,206
Exterran Corp. (2)	527	2,841
Extraction Oil & Gas, Inc. (2)	1,270	154
Exxon Mobil Corp.	183	8,184
Frank’s International NV (2)	604	1,347
Gulfport Energy Corp. (2)	750	818
Hallador Energy Co.	131	86
Helmerich & Payne, Inc.	2,307	45,010
Hess Corp.	461	23,884
HollyFrontier Corp.	1,739	50,779
International Seaways, Inc.	593	9,690
Kinder Morgan, Inc.	7,466	113,259
Laredo Petroleum, Inc. (2)	198	2,744
Matador Resources Co. (2)	643	5,466
Nabors Industries, Ltd.	96	3,554
National Oilwell Varco, Inc.	1,629	19,955
NexTier Oilfield Solutions, Inc. (2)	1,356	3,322
Nine Energy Service, Inc. (2)	307	599
Nordic American Tankers, Ltd.	861	3,496
Oasis Petroleum, Inc. (2)	1,469	1,102
Oceaneering International, Inc. (2)	993	6,345
Overseas Shipholding Group, Inc. (2)	102	190
Par Pacific Holdings, Inc. (2)	1,217	10,941
Patterson-UTI Energy, Inc.	1,000	3,470
PDC Energy, Inc. (2)	1,027	12,776
Peabody Energy Corp.	1,125	3,240
Penn Virginia Corp. (2)	1,064	10,140
Phillips 66	4,460	320,674
Pioneer Natural Resources Co.	1,251	122,223
Profire Energy, Inc. (2)	11	9
ProPetro Holding Corp. (2)	1,612	8,286
Range Resources Corp.	1,399	7,876
Renewable Energy Group, Inc. (2)	511	12,663
Rosehill Resources, Inc. (2)(3)	367	265
Schlumberger, Ltd.	5,627	103,481
Scorpio Tankers, Inc.	47	602
SilverBow Resources, Inc. (2)	425	1,364
Southwestern Energy Co. (2)	2,813	7,201
Superior Energy Services, Inc. (2)	323	368
Talos Energy, Inc. (2)	528	4,858
Teekay Corp. (2)	1,125	2,700
Teekay Tankers, Ltd. (2)	94	1,205
Valero Energy Corp.	4,390	258,220
W&T Offshore, Inc. (2)	499	1,138
Whiting Petroleum Corp. (2)	854	965
Williams Cos., Inc./The	4,257	80,968
World Fuel Services Corp.	1,128	29,057

Dynamic Allocation Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)(1)
Common Stocks — continued
WPX Energy, Inc. (2)	3,072	19,599
		3,152,856

Financials — 7.1%
AGNC Investment Corp.	2,902	37,436
Allstate Corp./The	10,018	971,646
American Equity Investment Life	76	1,878
American Express Co.	4,590	436,968
Ameriprise Financial, Inc.	1,050	157,542
Artisan Partners Asset Managem	2,670	86,775
Associated Banc-Corp	320	4,378
Bank of America Corp.	57,581	1,367,549
BCB Bancorp, Inc.	1,043	9,679
Berkshire Hathaway, Inc. Class B (2)	13,618	2,430,949
Blackstone Mortgage Trust, Inc.	719	17,321
Brightsphere Investment Group	515	6,417
Cannae Holdings, Inc. (2)	1,526	62,719
Cathay General Bancorp	957	25,169
Charles Schwab Corp./The	100	3,374
Citigroup, Inc.	1,246	63,671
Citizens Financial Group, Inc.	1,090	27,512
Civista Bancshares, Inc.	103	1,586
CNO Financial Group, Inc.	662	10,307
Colony Credit Real Estate, Inc.	141	990
Cullen/Frost Bankers, Inc.	1,008	75,308
Curo Group Holdings Corp.	1,458	11,912
CVB Financial Corp.	480	8,995
Diamond Hill Investment Group	10	1,137
Donegal Group, Inc.	105	1,493
East West Bancorp, Inc.	1,226	44,430
Elevate Credit, Inc. (2)	2,328	3,445
Ellington Financial, Inc.	708	8,340
Enova International, Inc. (2)	210	3,123
Enterprise Financial Services	313	9,741
Equitable Holdings, Inc.	2,263	43,653
Esquire Financial Holdings, Inc. (2)	113	1,910
ESSA Bancorp, Inc.	12	167
Essent Group, Ltd.	1,073	38,918
Farmers National Banc Corp.	222	2,633
Fidelity National Financial, Inc.	5,053	154,925
Fifth Third Bancorp	8,919	171,958
First American Financial Corp.	3,555	170,711
First Financial Corp./IN	560	20,630
First Interstate BancSystem In	948	29,350
FirstCash, Inc.	2,579	174,031
FNB Corp./PA	3,477	26,078
Glacier Bancorp, Inc.	1,287	45,418

The accompanying notes are an integral part of these financial statements

Page 80	2020 Semiannual Report | June 30, 2020

Schedule of Investments
June 30, 2020 (unaudited)

Dynamic Allocation Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)(1)
Common Stocks — continued
Goosehead Insurance, Inc. (2)	64	4,810
Great Ajax Corp.	2,705	24,886
HBT Financial, Inc.	330	4,399
Heritage Commerce Corp.	1,187	8,908
Hilltop Holdings, Inc.	2,832	52,250
HomeStreet, Inc.	569	14,003
Houlihan Lokey, Inc.	884	49,186
International Bancshares Corp.	531	17,003
INTL. FCStone, Inc. (2)	728	40,040
Invesco, Ltd.	1,852	19,928
JPMorgan Chase & Co.	18,296	1,720,922
Kinsale Capital Group, Inc.	283	43,924
KKR Real Estate Finance Trust	2,956	49,010
Ladder Capital Corp.	3,502	28,366
Lakeland Bancorp, Inc.	1,595	18,231
LPL Financial Holdings, Inc.	35	2,744
M&T Bank Corp.	318	33,062
MarketAxess Holdings, Inc.	430	215,396
MetLife, Inc.	4,256	155,429
Metrocity Bankshares, Inc.	1,399	20,048
MSCI, Inc.	704	235,009
National General Holdings Corp.	313	6,764
NewStar Financial Contingent Value Rights (2)(8)	179	—
Nicolet Bankshares, Inc. (2)	35	1,918
Northrim BanCorp, Inc.	839	21,092
OceanFirst Financial Corp.	594	10,472
Ocwen Financial Corp. (2)	1,130	750
Oppenheimer Holdings, Inc.	2,182	47,546
Pacific Premier Bancorp, Inc.	2,382	51,642
Park National Corp.	83	5,842
PennyMac Financial Services, Inc. - Class A	3,216	134,397
People’s United Financial, Inc.	308	3,564
PJT Partners, Inc.	368	18,893
PNC Financial Services Group I	564	59,338
Popular, Inc.	5,386	200,198
ProSight Global, Inc. (2)	698	6,212
Prosperity Bancshares, Inc.	1,115	66,209
Prudential Financial, Inc.	7,444	453,340
Pzena Investment Management In	2,462	13,393
QCR Holdings, Inc.	1,544	48,142
Radian Group, Inc.	2,132	33,067
RBB Bancorp	1,137	15,520
Regions Financial Corp.	19,052	211,858
Signature Bank/New York NY	1,533	163,908
Simmons First National Corp.	1,826	31,243
South State Corp.	168	8,007

Dynamic Allocation Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)(1)
Common Stocks — continued
Starwood Property Trust, Inc.	442	6,612
State Street Corp.	2,725	173,174
Stewart Information Services C	4,581	148,928
SVB Financial Group (2)	393	84,703
TCF Financial Corp.	216	6,355
TriCo Bancshares	828	25,213
Truist Financial Corp.	6,055	227,365
United Community Banks, Inc./GA	253	5,090
Unity Bancorp, Inc.	17	243
Valley National Bancorp	5,693	44,519
Walker & Dunlop, Inc.	239	12,144
Wells Fargo & Co.	8,090	207,104
Western Alliance Bancorp	1,225	46,391
		12,130,882

Healthcare — 15.5%
Abbott Laboratories	4,913	449,196
AbbVie, Inc.	16,267	1,597,094
Abeona Therapeutics, Inc. (2)	63	184
Acceleron Pharma, Inc. (2)	669	63,736
AcelRx Pharmaceuticals, Inc. (2)	3,655	4,423
Addus HomeCare Corp. (2)	95	8,793
Aduro Biotech, Inc. (2)	1,008	2,328
Adverum Biotechnologies, Inc. (2)	377	7,872
Affimed NV (2)	3,034	14,002
Agilent Technologies, Inc.	4,167	368,238
Akcea Therapeutics, Inc. (2)	338	4,631
Akebia Therapeutics, Inc. (2)	1,082	14,694
Alector, Inc. (2)	556	13,589
Alexion Pharmaceuticals, Inc. (2)	2,510	281,722
Align Technology, Inc. (2)	297	81,509
Alkermes PLC (2)	1,911	37,083
Alnylam Pharmaceuticals, Inc. (2)	812	120,265
Amedisys, Inc. (2)	232	46,061
AmerisourceBergen Corp.	2,665	268,552
Amgen, Inc.	6,437	1,518,231
Amicus Therapeutics, Inc. (2)	1,738	26,209
Amneal Pharmaceuticals, Inc. (2)	2,591	12,333
Anthem, Inc.	455	119,656
Apellis Pharmaceuticals, Inc. (2)	588	19,204
Applied Therapeutics, Inc. (2)	132	4,772
AquaBounty Technologies, Inc. (2)	1,524	4,907
Aquestive Therapeutics, Inc. (2)	1,276	6,201
Arcus Biosciences, Inc. (2)	173	4,280
Ardelyx, Inc. (2)	940	6,505
Arena Pharmaceuticals, Inc. (2)	270	16,997
Arrowhead Pharmaceuticals, Inc. (2)	361	15,592

The accompanying notes are an integral part of these financial statements

2020 Semiannual Report | June 30, 2020	Page 81

Schedule of Investments
June 30, 2020 (unaudited)

Dynamic Allocation Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)(1)
Common Stocks — continued
Arvinas, Inc. (2)	586	19,654
Assembly Biosciences, Inc. (2)	94	2,192
Assertio Holdings, Inc. (2)	4,595	3,938
AtriCure, Inc. (2)	122	5,484
Avantor, Inc. (2)	1,405	23,885
Avrobio, Inc. (2)	357	6,230
Axsome Therapeutics, Inc. (2)	230	18,924
Baxter International, Inc.	2,398	206,468
Beyondspring, Inc. (2)	253	3,815
BioDelivery Sciences Internati (2)	4,109	17,915
Biogen, Inc. (2)	3,149	842,515
BioMarin Pharmaceutical, Inc. (2)	2,522	311,063
Bio-Rad Laboratories, Inc. - Class A (2)	65	29,347
BioSpecifics Technologies Corp. (2)	168	10,295
Bioxcel Therapeutics, Inc. (2)	174	9,224
Blueprint Medicines Corp. (2)	354	27,612
Bridgebio Pharma, Inc. (2)	262	8,544
Bristol-Myers Squibb Co.	13,502	793,918
Cardinal Health, Inc.	3,377	176,246
Catalent, Inc. (2)	2,219	162,653
Catalyst Pharmaceuticals, Inc. (2)	2,747	12,691
Centene Corp. (2)	2,247	142,797
Centogene NV (2)	154	3,524
Cerecor, Inc. (2)	444	1,154
Cerner Corp.	8,242	564,989
Chemed Corp.	389	175,466
ChemoCentryx, Inc. (2)	490	28,195
Cigna Corp.	625	117,281
Coherus Biosciences, Inc. (2)	627	11,198
Collegium Pharmaceutical, Inc. (2)	511	8,943
Computer Programs and Systems	362	8,250
Constellation Pharmaceuticals (2)	262	7,873
Cortexyme, Inc. (2)	65	3,010
Cue Biopharma, Inc. (2)	2,171	53,211
CVS Health Corp.	9,838	639,175
CytomX Therapeutics, Inc. (2)	396	3,299
DaVita, Inc. (2)	1,655	130,977
Deciphera Pharmaceuticals, Inc. (2)	89	5,315
Denali Therapeutics, Inc. (2)	153	3,700
DexCom, Inc. (2)	340	137,836
Dynavax Technologies Corp. (2)	690	6,120
Edwards Lifesciences Corp. (2)	4,350	300,629
Elanco Animal Health, Inc. Contingent Value Rights (2)(8)	1,625	—
Eli Lilly and Co.	8,085	1,327,395
Eloxx Pharmaceuticals, Inc. (2)	235	712
Emergent BioSolutions, Inc. (2)	775	61,287

Dynamic Allocation Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)(1)
Common Stocks — continued
Encompass Health Corp.	920	56,976
Endo International PLC (2)	2,767	9,491
Enochian Biosciences, Inc. (2)	66	278
Ensign Group, Inc./The	317	13,266
Exact Sciences Corp. (2)	790	68,683
Exelixis, Inc. (2)	3,005	71,339
Fate Therapeutics, Inc. (2)	653	22,404
Fulcrum Therapeutics, Inc. (2)	157	2,872
GenMark Diagnostics, Inc. (2)	512	7,532
Gilead Sciences, Inc.	10,139	780,095
Guardant Health, Inc. (2)	69	5,598
Harvard Bioscience, Inc. (2)	49	152
Hill-Rom Holdings, Inc.	1,430	156,985
HMS Holdings Corp. (2)	1,761	57,039
Horizon Therapeutics Plc (2)	1,122	62,361
Humana, Inc.	2,380	922,845
Illumina, Inc. (2)	155	57,404
ImmunoGen, Inc. (2)	1,558	7,167
Immunomedics, Inc. (2)	1,097	38,878
Inovio Pharmaceuticals, Inc. (2)	587	15,820
Insmed, Inc. (2)	421	11,594
Intellia Therapeutics, Inc. (2)	483	10,153
Invitae Corp. (2)	512	15,508
Iovance Biotherapeutics, Inc. (2)	961	26,379
iRhythm Technologies, Inc. (2)	135	15,645
Jazz Pharmaceuticals PLC (2)	213	23,502
Johnson & Johnson	14,083	1,980,492
Jounce Therapeutics, Inc. (2)	573	3,954
Kadmon Holdings, Inc. (2)	2,107	10,788
Karyopharm Therapeutics, Inc. (2)	48	909
Kezar Life Sciences, Inc. (2)	95	492
Kiniksa Pharmaceuticals, Ltd. (2)	216	5,504
Kodiak Sciences, Inc. (2)	154	8,334
Krystal Biotech, Inc. (2)	94	3,893
Kura Oncology, Inc. (2)	727	11,850
LHC Group, Inc. (2)	143	24,928
Livongo Health, Inc. (2)	333	25,038
MacroGenics, Inc. (2)	578	16,138
Mallinckrodt PLC (2)	92	247
Marinus Pharmaceuticals, Inc. (2)	1,233	3,132
Masimo Corp. (2)	619	141,126
McKesson Corp.	1,042	159,864
Medtronic PLC	14,954	1,371,282
MEI Pharma, Inc. (2)	1,169	4,828
Merck & Co., Inc.	19,987	1,545,595
Meridian Bioscience, Inc. (2)	409	9,526
Mersana Therapeutics, Inc. (2)	1,345	31,473

The accompanying notes are an integral part of these financial statements

Page 82	2020 Semiannual Report | June 30, 2020

Schedule of Investments
June 30, 2020 (unaudited)

Dynamic Allocation Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)(1)
Common Stocks — continued
Moderna, Inc. (2)	1,108	71,145
Molecular Templates, Inc. (2)	847	11,680
Molina Healthcare, Inc. (2)	253	45,029
Momenta Pharmaceuticals, Inc. (2)	765	25,452
Morphic Holding, Inc. (2)	106	2,867
Mylan NV (2)	1,759	28,285
MyoKardia, Inc. (2)	270	26,087
Myriad Genetics, Inc. (2)	524	5,942
Natera, Inc. (2)	452	22,537
Neurocrine Biosciences, Inc. (2)	1,211	147,742
NextCure, Inc. (2)	19	407
NextGen Healthcare, Inc. (2)	1,539	16,898
Novavax, Inc. (2)	175	14,586
Odonate Therapeutics, Inc. (2)	217	9,188
Oncocyte Corp. (2)	312	596
OPKO Health, Inc. (2)	2,275	7,758
Organogenesis Holdings, Inc. (2)	353	1,356
Osmotica Pharmaceuticals PLC (2)	1,397	9,402
Owens & Minor, Inc.	598	4,557
Palatin Technologies, Inc. (2)	4,629	2,370
Perrigo Co. PLC	2,344	129,553
Pfenex, Inc. (2)	327	2,730
Pfizer, Inc.	30,864	1,009,253
Phibro Animal Health Corp. - Class A	1,207	31,708
Phreesia, Inc. (2)	681	19,259
Pieris Pharmaceuticals, Inc. (2)	1,223	3,791
PRA Health Sciences, Inc. (2)	445	43,294
Precigen, Inc. (2)(3)	1,093	5,454
Principia Biopharma, Inc. (2)	340	20,329
Providence Service Corp./The (2)	80	6,313
PTC Therapeutics, Inc. (2)	492	24,964
Puma Biotechnology, Inc. (2)	199	2,076
Quest Diagnostics, Inc.	820	93,447
Quidel Corp. (2)	264	59,067
Radius Health, Inc. (2)	71	968
Regeneron Pharmaceuticals, Inc. (2)	851	530,726
REGENXBIO, Inc. (2)	35	1,289
Replimune Group, Inc. (2)	127	3,156
ResMed, Inc.	1,480	284,160
Rhythm Pharmaceuticals, Inc. (2)	208	4,638
Rigel Pharmaceuticals, Inc. (2)	3,986	7,294
Sangamo Therapeutics, Inc. (2)	805	7,213
Seattle Genetics, Inc. (2)	759	128,969
Simulations Plus, Inc.	866	51,804
Sorrento Therapeutics, Inc. (2)(3)	923	5,796
STERIS PLC	1,636	251,028
Strongbridge Biopharma PLC (2)	1,525	5,765

Dynamic Allocation Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)(1)
Common Stocks — continued
Sutro Biopharma, Inc. (2)	273	2,118
Tandem Diabetes Care, Inc. (2)	777	76,861
Teladoc Health, Inc. (2)	451	86,069
Tenet Healthcare Corp. (2)	1,385	25,082
TG Therapeutics, Inc. (2)	658	12,818
Theravance Biopharma, Inc. (2)	136	2,855
Thermo Fisher Scientific, Inc.	693	251,102
Translate Bio, Inc. (2)	297	5,322
Turning Point Therapeutics, Inc. (2)	104	6,717
Twist Bioscience Corp. (2)	60	2,718
Ultragenyx Pharmaceutical, Inc. (2)	217	16,974
United Therapeutics Corp. (2)	825	99,825
UnitedHealth Group, Inc.	4,751	1,401,307
Veeva Systems, Inc. (2)	1,515	355,146
Verrica Pharmaceuticals, Inc. (2)	264	2,907
Vertex Pharmaceuticals, Inc. (2)	1,683	488,592
WaVe Life Sciences, Ltd. (2)	82	854
West Pharmaceutical Services, Inc.	741	168,333
XBiotech, Inc. (2)	808	11,078
Xencor, Inc. (2)	890	28,827
Y-mAbs Therapeutics, Inc. (2)	336	14,515
Zimmer Biomet Holdings, Inc.	2,354	280,973
Zoetis, Inc.	4,954	678,896
Zynex, Inc. (2)	998	24,820
		26,625,804

Industrials — 6.1%
3M Co.	2,864	446,755
Allison Transmission Holdings	4,921	180,994
Alpha Pro Tech, Ltd. (2)	45	797
ArcBest Corp.	514	13,626
Arcosa, Inc.	868	36,630
ASGN, Inc. (2)	417	27,806
Astec Industries, Inc.	303	14,032
Atkore International Group, Inc. (2)	1,611	44,061
Atlas Air Worldwide Holdings, Inc. (2)	516	22,203
Avis Budget Group, Inc. (2)	193	4,418
Axon Enterprise, Inc. (2)	299	29,341
AZZ, Inc.	1,971	67,645
BG Staffing, Inc.	246	2,785
BlueLinx Holdings, Inc. (2)	75	643
BMC Stock Holdings, Inc. (2)	5,119	128,692
Builders FirstSource, Inc. (2)	1,112	23,018
Caterpillar, Inc.	1,531	193,672
Charah Solutions, Inc. (2)	46	146
Comfort Systems USA, Inc.	2,135	87,001
Construction Partners, Inc. (2)	20	355

The accompanying notes are an integral part of these financial statements

2020 Semiannual Report | June 30, 2020	Page 83

Schedule of Investments
June 30, 2020 (unaudited)

Dynamic Allocation Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)(1)
Common Stocks — continued
Copart, Inc. (2)	54	4,497
Costamare, Inc.	7	39
CSX Corp.	6,379	444,871
Cummins, Inc.	6,435	1,114,928
Curtiss-Wright Corp.	1,822	162,668
Eaton Corp. PLC	4,538	396,984
Echo Global Logistics, Inc. (2)	1,917	41,446
EMCOR Group, Inc.	1,876	124,079
Emerson Electric Co.	840	52,105
Encore Wire Corp.	431	21,041
EnerSys	1,006	64,766
Expeditors International of Wa	92	6,996
Federal Signal Corp.	1,599	47,538
Fortune Brands Home & Security	745	47,628
Generac Holdings, Inc. (2)	63	7,682
Graco, Inc.	892	42,807
GrafTech International, Ltd.	1,157	9,233
Herman Miller, Inc.	1,046	24,696
Hertz Global Holdings, Inc. (2)	345	486
HNI Corp.	1,097	33,535
Hub Group, Inc. - Class A (2)	1,269	60,734
Hubbell, Inc.	3,927	492,289
Huntington Ingalls Industries	1,317	229,803
Illinois Tool Works, Inc.	567	99,140
JetBlue Airways Corp. (2)	1,258	13,712
Johnson Controls International	3,040	103,786
Kelly Services, Inc. - Class A	60	949
Kimball International, Inc. - Class B	1,373	15,872
L B Foster Co. - Class A (2)	502	6,411
Lincoln Electric Holdings, Inc.	804	67,729
Lockheed Martin Corp.	3,355	1,224,307
LSC Communications, Inc. (2)	2,952	167
Lyft, Inc. (2)	363	11,983
Manitowoc Co., Inc./The (2)	905	9,846
ManpowerGroup, Inc.	4,086	280,913
Marten Transport, Ltd.	493	12,404
Matson, Inc.	1,149	33,436
McGrath RentCorp	94	5,077
Meritor, Inc. (2)	2,554	50,569
Miller Industries, Inc./TN	1,798	53,526
MRC Global, Inc. (2)	543	3,209
MYR Group, Inc. (2)	663	21,156
NL Industries, Inc.	48	164
Nordson Corp.	838	158,977
Norfolk Southern Corp.	136	23,878
Northwest Pipe Co. (2)	724	18,151
Old Dominion Freight Line, Inc.	1,149	194,859

Dynamic Allocation Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)(1)
Common Stocks — continued
Oshkosh Corp.	634	45,407
PACCAR, Inc.	8,572	641,614
Primoris Services Corp.	1,067	18,950
Quanta Services, Inc.	435	17,065
Regal Beloit Corp.	1,510	131,853
Rexnord Corp.	2,141	62,410
Rockwell Automation, Inc.	740	157,620
RR Donnelley & Sons Co.	3,258	3,877
Rush Enterprises, Inc.	78	3,234
Safe Bulkers, Inc. (2)	1,349	1,646
Saia, Inc. (2)	383	42,582
Schneider National, Inc. - Class B	154	3,799
Shyft Group, Inc./The	1,140	19,198
SkyWest, Inc.	380	12,396
Southwest Airlines Co.	29,898	1,021,914
Steelcase, Inc. - Class A	717	8,647
Teledyne Technologies, Inc. (2)	121	37,625
Timken Co./The	2,814	128,009
Trex Co., Inc. (2)	216	28,095
Triton International, Ltd./Bermu	3,664	110,799
Tutor Perini Corp. (2)	368	4,482
Uber Technologies, Inc. (2)	3,679	114,343
UFP Industries, Inc.	360	17,824
Union Pacific Corp.	222	37,534
United Parcel Service, Inc. - Class B	1,984	220,581
Vectrus, Inc. (2)	416	20,438
Veritiv Corp. (2)	133	2,256
Werner Enterprises, Inc.	70	3,047
WESCO International, Inc. (2)	26	913
WESCO International, Inc. Series A Variable Preferred (2)(10)	610	16,177
WW Grainger, Inc.	1,252	393,328
YRC Worldwide, Inc. (2)	196	363
		10,493,718

Information Technology — 22.6%
ACI Worldwide, Inc. (2)	103	2,780
Adobe, Inc. (2)	3,001	1,306,365
Advanced Micro Devices, Inc. (2)	4,112	216,332
Alliance Data Systems Corp.	209	9,430
American Software, Inc./GA	144	2,269
Amkor Technology, Inc. (2)	4,758	58,571
Apple, Inc.	20,075	7,323,360
Applied Materials, Inc.	5,607	338,943
Arrow Electronics, Inc. (2)	2,120	145,623
AstroNova, Inc.	482	3,837
Autodesk, Inc. (2)	1,046	250,193

The accompanying notes are an integral part of these financial statements

Page 84	2020 Semiannual Report | June 30, 2020

Schedule of Investments
June 30, 2020 (unaudited)

Dynamic Allocation Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)(1)
Common Stocks — continued
Avaya Holdings Corp. (2)	1,737	21,469
Avid Technology, Inc. (2)	3,515	25,554
Avnet, Inc.	5,026	140,150
Benchmark Electronics, Inc.	116	2,506
Bottomline Technologies DE, Inc. (2)	77	3,909
Box, Inc. (2)	1,154	23,957
Broadcom, Inc.	886	279,630
CACI International, Inc. - Class A (2)	60	13,013
Cadence Design Systems, Inc. (2)	8,206	787,448
Calix, Inc. (2)	1,449	21,590
Cambium Networks Corp. (2)	2,210	16,266
CDK Global, Inc.	1,543	63,911
Cerence, Inc. (2)	542	22,135
ChannelAdvisor Corp. (2)	1,489	23,586
Ciena Corp. (2)	2,613	141,520
Cirrus Logic, Inc. (2)	805	49,733
Cisco Systems, Inc.	22,025	1,027,246
Citrix Systems, Inc.	2,424	358,534
Cognex Corp.	825	49,269
Cognizant Technology Solutions	8,779	498,823
Coupa Software, Inc. (2)	277	76,740
Diebold Nixdorf, Inc. (2)	1,255	7,605
Digital Turbine, Inc. (2)	22	277
Diodes, Inc. (2)	145	7,352
DocuSign, Inc. (2)	1,482	255,215
Dropbox, Inc. (2)	2,064	44,933
DXC Technology Co.	3,216	53,064
Ebix, Inc.	993	22,203
Enphase Energy, Inc. (2)	456	21,692
F5 Networks, Inc. (2)	288	40,170
Five9, Inc. (2)	623	68,947
FormFactor, Inc. (2)	268	7,860
Fortinet, Inc. (2)	1,232	169,117
Hackett Group, Inc./The	369	4,996
Hewlett Packard Enterprise Co.	21,823	212,338
HP, Inc.	13,947	243,096
IBM	1,941	234,415
II-VI, Inc. (2)	276	13,033
Intel Corp.	28,081	1,680,086
Intuit, Inc.	4,437	1,314,195
J2 Global, Inc. (2)	754	47,660
Jabil, Inc.	6,187	198,479
KLA Corp.	745	144,888
Lam Research Corp.	1,165	376,831
Leidos Holdings, Inc.	208	19,483
Lumentum Holdings, Inc. (2)	580	47,229
Manhattan Associates, Inc. (2)	1,010	95,142

Dynamic Allocation Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)(1)
Common Stocks — continued
ManTech International Corp./VA	175	11,986
Mastercard, Inc.	6,425	1,899,873
Maxim Integrated Products, Inc.	2,605	157,889
Methode Electronics, Inc.	172	5,377
Micron Technology, Inc. (2)	4,947	254,869
Microsoft Corp.	37,998	7,732,973
MKS Instruments, Inc.	208	23,554
Motorola Solutions, Inc.	494	69,224
National Instruments Corp.	1,081	41,846
NCR Corp. (2)	797	13,804
NetScout Systems, Inc. (2)	710	18,148
NIC, Inc.	1,448	33,246
NortonLifeLock, Inc.	8,109	160,801
NVIDIA Corp.	3,568	1,355,519
Okta, Inc. (2)	128	25,629
ON Semiconductor Corp. (2)	673	13,339
OneSpan, Inc. (2)	1,186	33,125
Oracle Corp.	24,021	1,327,641
PagerDuty, Inc. (2)	360	10,303
Paycom Software, Inc. (2)	312	96,636
PayPal Holdings, Inc. (2)	805	140,255
PC Connection, Inc.	54	2,503
Perspecta, Inc.	965	22,417
Photronics, Inc. (2)	1,419	15,793
Plantronics, Inc.	307	4,507
Progress Software Corp.	3,585	138,919
Pure Storage, Inc. (2)	4,139	71,729
Qorvo, Inc. (2)	853	94,282
QUALCOMM, Inc.	15,756	1,437,105
Qualys, Inc. (2)	842	87,585
Rimini Street, Inc. (2)	310	1,597
RingCentral, Inc. - Class A (2)	447	127,399
salesforce.com, Inc. (2)	3,890	728,714
Sanmina Corp. (2)	1,393	34,881
ScanSource, Inc. (2)	461	11,105
Science Applications Internati	68	5,282
ServiceNow, Inc. (2)	17	6,886
Skyworks Solutions, Inc.	1,702	217,618
Slack Technologies, Inc. (2)	1,968	61,185
SMART Global Holdings, Inc. (2)	385	10,464
Smartsheet, Inc. (2)	437	22,252
Splunk, Inc. (2)	212	42,124
SPS Commerce, Inc. (2)	731	54,913
SS&C Technologies Holdings, Inc.	10,049	567,568
Stratasys, Ltd. (2)	359	5,694
Sykes Enterprises, Inc. (2)	1,591	44,007
SYNNEX Corp.	1,262	151,150

The accompanying notes are an integral part of these financial statements

2020 Semiannual Report | June 30, 2020	Page 85

Schedule of Investments
June 30, 2020 (unaudited)

Dynamic Allocation Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)(1)
Common Stocks — continued
Synopsys, Inc. (2)	4,042	788,190
Telenav, Inc. (2)	36	198
Tenable Holdings, Inc. (2)	742	22,119
TESSCO Technologies, Inc.	225	1,238
Texas Instruments, Inc.	3,997	507,499
Trimble, Inc. (2)	2,518	108,752
TTEC Holdings, Inc.	281	13,083
Twilio, Inc. (2)	565	123,972
Verint Systems, Inc. (2)	2,872	129,757
Veritone, Inc. (2)	308	4,577
VirnetX Holding Corp. (3)	2,874	18,681
Visa, Inc.	2,143	413,963
Vishay Intertechnology, Inc.	421	6,429
Workday, Inc. (2)	1,101	206,283
Xerox Holdings Corp.	6,943	106,158
Xperi Holding Corp.	1,998	29,490
Zebra Technologies Corp. - Class A (2)	546	139,749
Zoom Video Communications, Inc. (2)	202	51,215
Zscaler, Inc. (2)	546	59,787
		38,759,854

Materials — 1.8%
AdvanSix, Inc. (2)	207	2,430
Air Products and Chemicals, Inc.	1,424	343,839
Boise Cascade Co.	1,908	71,760
Clearwater Paper Corp. (2)	149	5,383
Commercial Metals Co.	493	10,057
Dow, Inc.	2,058	83,884
Eastman Chemical Co.	1,277	88,930
FMC Corp.	885	88,164
Hawkins, Inc.	64	2,725
Huntsman Corp.	57	1,024
Koppers Holdings, Inc. (2)	460	8,666
LyondellBasell Industries NV	2,400	157,728
Materion Corp.	73	4,489
Newmont Corp.	12,032	742,856
Novagold Resources, Inc. (2)	2,461	22,592
Olin Corp.	169	1,942
Olympic Steel, Inc.	544	6,392
Packaging Corp. of America	663	66,167
Reliance Steel & Aluminum Co.	2,149	204,005
Royal Gold, Inc.	903	112,261
RPM International, Inc.	505	37,905
Ryerson Holding Corp. (2)	2,328	13,107
Scotts Miracle-Gro Co./The	1,086	146,034
Sherwin-Williams Co./The	1,204	695,731
Steel Dynamics, Inc.	1,999	52,154

Dynamic Allocation Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)(1)
Common Stocks — continued
Stepan Co.	324	31,460
SunCoke Energy, Inc.	346	1,024
Tredegar Corp.	1,033	15,908
Trinseo SA	3	66
Tronox Holdings PLC	35	253
Verso Corp.	56	670
Westrock Co.	2,672	75,511
Worthington Industries, Inc.	521	19,433
		3,114,550

Real Estate Investment Trust — 2.8%
Altisource Portfolio Solutions (2)	1,174	17,305
American Homes 4 Rent	3,526	94,849
American Tower Corp.	5,388	1,393,014
Apple Hospitality REIT, Inc.	10,194	98,474
Ashford Hospitality Trust, Inc.	2,908	2,101
AvalonBay Communities, Inc.	1,024	158,351
CareTrust REIT, Inc.	1,216	20,867
CatchMark Timber Trust, Inc.	1,488	13,169
CBL & Associates Properties In (2)	5,143	1,402
Clipper Realty, Inc.	439	3,556
Colony Capital, Inc.	1,827	4,385
CoreCivic, Inc.	3,074	28,773
CorEnergy Infrastructure Trust	616	5,636
CorePoint Lodging, Inc.	3,030	12,756
Corporate Office Properties Tr	2,658	67,354
CyrusOne, Inc.	883	64,238
Equinix, Inc.	358	251,423
Essential Properties Realty Trust,, Inc.	1	15
Essex Property Trust, Inc.	2,281	522,737
eXp World Holdings, Inc. (2)	294	5,013
Farmland Partners, Inc.	60	411
Forestar Group, Inc. (2)	875	13,195
Gaming and Leisure Properties	7,906	273,543
Getty Realty Corp.	501	14,870
Gladstone Commercial Corp.	1,484	27,825
Healthcare Realty Trust, Inc.	3,919	114,788
Highwoods Properties, Inc.	2,052	76,601
Host Hotels & Resorts, Inc.	2,049	22,109
Lamar Advertising Co.	5,891	393,283
Life Storage, Inc.	409	38,835
LTC Properties, Inc.	4,569	172,114
Maui Land & Pineapple Co., Inc. (2)	18	200
National Health Investors, Inc.	811	49,244
National Storage Affiliates Trust	2,329	66,749
Omega Healthcare Investors, Inc.	290	8,622
Paramount Group, Inc.	5,335	41,133

The accompanying notes are an integral part of these financial statements

Page 86	2020 Semiannual Report | June 30, 2020

Schedule of Investments
June 30, 2020 (unaudited)

Dynamic Allocation Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)(1)
Common Stocks — continued
Piedmont Office Realty Trust, Inc.	3,917	65,061
PotlatchDeltic Corp.	31	1,179
PS Business Parks, Inc.	849	112,408
Public Storage	704	135,091
RE/MAX Holdings, Inc. - Class A	159	4,997
Regency Centers Corp.	1,088	49,928
Ryman Hospitality Properties, Inc.	210	7,266
SBA Communications Corp.	771	229,696
Service Properties Trust	10,776	76,402
Spirit MTA Reit Liquidating Trust (2)(8)	3,134	—
Tanger Factory Outlet Centers (3)	1,487	10,602
Trinity Place Holdings, Inc. (2)	97	134
Uniti Group, Inc.	745	6,966
Urstadt Biddle Properties, Inc.	915	10,870
Xenia Hotels & Resorts, Inc.	3,472	32,394
		4,821,934

Utilities — 1.4%
American Water Works Co., Inc.	2,431	312,772
Consolidated Water Co., Ltd.	49	707
Dominion Energy, Inc.	10,656	865,055
Evergy, Inc.	132	7,826
Exelon Corp.	124	4,500
MDU Resources Group, Inc.	9,193	203,901
NextEra Energy, Inc.	957	229,843
NorthWestern Corp.	3,066	167,158
NRG Energy, Inc.	3,178	103,476
PPL Corp.	8,085	208,916
Southwest Gas Holdings, Inc.	1,473	101,711
WEC Energy Group, Inc.	1,318	115,523
York Water Co./The	300	14,375
		2,335,763

Total Common Stocks (Cost $110,230,992)		136,388,908

Registered Investment Companies — 5.1%
iShares Core MSCI EAFE ETF (9)	15,725	898,841
iShares JP Morgan USD Emerging Markets Bond ETF (9)	36,672	4,005,316
Xtrackers USD High Yield Corporate Bond ETF (9)	83,057	3,882,915
Total Registered Investment Companies (Cost $8,526,505)		8,787,072

Dynamic Allocation Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)(1)
Money Market Registered Investment Companies — 8.4%
Meeder Institutional Prime Money Market Fund, 0.30% (5)	14,315,214	14,322,372
Morgan Stanley Government Institutional Fund, 0.05% (4)	44,159	44,159
Total Money Market Registered Investment Companies (Cost $14,356,571)		14,366,531

Bank Obligations — 0.4%
First Merchants Bank Deposit Account, 0.75%, 7/1/2020 (6)	247,159	247,159
Metro City Bank Deposit Account, 1.60%, 7/1/2020 (6)	247,312	247,312
Pacific Mercantile Bank Deposit Account, 0.18%, 7/1/2020 (6)	246,790	246,790
Total Bank Obligations (Cost $741,261)		741,261
Total Investments — 93.3% (Cost $133,855,329)		160,283,772
Other Assets less Liabilities — 6.7%		11,570,511
Total Net Assets — 100.0%		171,854,283

Trustee Deferred Compensation (7)
Meeder Balanced Fund - Retail Class	3,424	38,520
Meeder Dynamic Allocation Fund - Retail Class	8,776	99,432
Meeder Muirfield Fund - Retail Class	4,160	28,870
Meeder Conservative Allocation Fund - Retail Class	1,000	22,230
Total Trustee Deferred Compensation (Cost $174,255)		189,052

The accompanying notes are an integral part of these financial statements

2020 Semiannual Report | June 30, 2020	Page 87

Schedule of Investments
June 30, 2020 (unaudited)

Dynamic Allocation Fund
	Long (Short) Contracts	Expiration Date	Notional Value of Contracts ($)	Value and Unrealized Appreciation (Depreciation) ($)
Futures Contracts
Index Futures
Mini MSCI EAFE Index Futures	226	9/18/2020	20,095,920	(36,197)
Mini MSCI Emerging Markets Index Futures	98	9/18/2020	4,829,930	51,049
Russell 2000 Mini Index Futures	1	9/18/2020	71,880	2,890
Standard & Poors 500 Mini Futures	7	9/18/2020	1,081,570	23,270
E-mini Standard & Poors MidCap 400 Futures	1	9/18/2020	177,910	2,499
Total Futures Contracts	333		26,257,210	43,511

(1)

Statement on Financial Accounting Standard No. 157 “Fair Value Measurements” - Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

●	Level 1 - quoted prices in active markets for identical securities
●	Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
●	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The following is a summary of the inputs used as of June 30, 2020 in valuing the Fund’s assets carried at fair value:
Valuation Inputs	Investments in Securities	Other Financial Instruments (11)
Level 1 - Quoted Prices	$159,542,511	$43,511
Level 2 - Other Significant Observable Inputs	741,261	—
Level 3 - Significant Unobservable Inputs	—	—
Total	$160,283,772	$43,511

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2)	Represents non-income producing securities.
(3)	All or a portion of this security is on loan.

(4)	Investment purchased with cash received as securities lending collateral. The yield shown represents the 7-day yield in effect at June 30, 2020.
(5)	Investment in affiliate. The yield shown represents the 7-day yield in effect at June 30, 2020.
(6)

Variable rate security. Securities payable at par including accrued interest (usually within seven days notice) and unconditionally secured as to principal and interest by letters of credit or other credit support agreements from major banks. The interest rates are adjustable and are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The rate shown represents the rate in effect at June 30, 2020. The maturity date shown, if applicable, reflects the earlier of the next demand date or stated maturity date.

(7)	Assets of affiliates to the Dynamic Allocation Fund held for the benefit of the Fund’s Trustees in connection with the Trustee Deferred Compensation Plan.
(8)	Fair valued security deemed as Level 3 security.
(9)	Exchange-traded fund.
(10)	Preferred stock.
(11)	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures contracts, which are valued at the unrealized appreciation/depreciation of the instrument.

The accompanying notes are an integral part of these financial statements.

The accompanying notes are an integral part of these financial statements

Page 88	2020 Semiannual Report | June 30, 2020

Schedule of Investments
June 30, 2020 (unaudited)

Quantex Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)(1)
Common Stocks — 91.6%
Communication Services — 2.1%
Interpublic Group of Cos., Inc./T	21,465	368,339
News Corp.	34,041	406,790
		775,129

Consumer Discretionary — 19.8%
Adtalem Global Education, Inc. (2)	7,719	240,447
BorgWarner, Inc.	11,318	399,525
Brinker International, Inc.	10,267	246,408
Capri Holdings, Ltd. (2)	10,591	165,537
Gap, Inc./The	25,935	327,300
H&R Block, Inc.	20,891	298,323
Hanesbrands, Inc.	26,397	298,022
Harley-Davidson, Inc.	12,656	300,833
Jack in the Box, Inc.	6,500	481,585
Kohl’s Corp.	8,158	169,442
Leggett & Platt, Inc.	9,475	333,046
Macy’s, Inc.	23,487	161,591
Mohawk Industries, Inc. (2)	3,541	360,332
Newell Brands, Inc.	23,970	380,644
Papa John’s International, Inc.	5,621	446,364
PulteGroup, Inc.	12,846	437,149
PVH Corp.	4,145	199,167
Ralph Lauren Corp.	4,186	303,569
Sally Beauty Holdings, Inc. (2)	24,696	309,441
Tapestry, Inc.	17,676	234,737
TRI Pointe Group, Inc. (2)	31,908	468,729
Visteon Corp. (2)	4,375	299,688
Whirlpool Corp.	3,419	442,863
		7,304,742

Consumer Staples — 3.3%
Edgewell Personal Care Co. (2)	11,566	360,397
Nu Skin Enterprises, Inc.	12,008	459,066
Sprouts Farmers Market, Inc. (2)	15,747	402,966
		1,222,429

Energy — 6.0%
Apache Corp.	16,151	218,039
Cabot Oil & Gas Corp.	16,129	277,096
Cimarex Energy Co.	8,287	227,810
CNX Resources Corp. (2)	35,159	304,125
Devon Energy Corp.	16,394	185,908
Helmerich & Payne, Inc.	9,623	187,745
HollyFrontier Corp.	9,482	276,874
Marathon Oil Corp.	29,702	181,776

Quantex Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)(1)
Common Stocks — continued
National Oilwell Varco, Inc.	18,474	226,307
Patterson-UTI Energy, Inc.	29,462	102,233
		2,187,913

Financials — 6.7%
Assurant, Inc.	3,935	406,446
E*TRADE Financial Corp.	11,505	572,144
Genworth Financial, Inc. (2)	116,462	269,027
Green Dot Corp. - Class A (2)	7,044	345,720
Invesco, Ltd.	26,461	284,720
Unum Group	16,301	270,434
Wells Fargo & Co. (2)(6)	1	—
Zions Bancorp NA	9,370	318,580
		2,467,071

Healthcare — 11.1%
ABIOMED, Inc. (2)	2,144	517,905
Avanos Medical, Inc. (2)	11,182	328,639
DaVita, Inc. (2)	7,092	561,261
Ligand Pharmaceuticals, Inc. (2)	2,965	331,635
Mylan NV (2)	25,625	412,050
Patterson Cos., Inc.	15,098	332,156
PerkinElmer, Inc.	5,376	527,332
Perrigo Co. PLC	10,276	567,955
Prestige Consumer Healthcare, Inc. (2)	13,090	491,660
		4,070,593

Industrials — 14.4%
A O Smith Corp.	7,578	357,075
Alaska Air Group, Inc.	6,703	243,051
Deluxe Corp.	9,480	223,159
Flowserve Corp.	9,453	269,600
Fortune Brands Home & Security	7,664	489,960
Healthcare Services Group, Inc.	11,330	277,132
HNI Corp.	13,217	404,044
Huntington Ingalls Industries	2,046	357,007
Pentair PLC	10,942	415,687
Quanta Services, Inc.	12,758	500,496
Robert Half International, Inc.	7,754	409,644
Rollins, Inc.	8,470	359,043
Snap-on, Inc.	2,440	337,964
Terex Corp.	15,385	288,776
Textron, Inc.	11,005	362,175
		5,294,813

The accompanying notes are an integral part of these financial statements

2020 Semiannual Report | June 30, 2020	Page 89

Schedule of Investments
June 30, 2020 (unaudited)

Quantex Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)(1)
Common Stocks — continued
Information Technology — 10.4%
Alliance Data Systems Corp.	3,656	164,959
CommVault Systems, Inc. (2)	11,767	455,383
DXC Technology Co.	11,663	192,440
F5 Networks, Inc. (2)	3,742	521,934
FLIR Systems, Inc.	5,620	228,003
InterDigital, Inc.	7,311	414,022
IPG Photonics Corp. (2)	2,335	374,511
Juniper Networks, Inc.	21,409	489,410
NetScout Systems, Inc. (2)	12,594	321,903
Synaptics, Inc. (2)	7,974	479,397
Xerox Holdings Corp.	12,661	193,587
		3,835,549

Materials — 8.5%
Avery Dennison Corp.	3,945	450,085
Carpenter Technology Corp.	8,773	213,008
CF Industries Holdings, Inc.	10,202	287,084
Compass Minerals International	6,345	309,319
Eastman Chemical Co.	6,356	442,632
Greif, Inc. - Class A	8,865	305,045
Minerals Technologies, Inc.	8,642	405,569
Packaging Corp. of America	2,946	294,011
Worthington Industries, Inc.	11,473	427,943
		3,134,696

Real Estate Investment Trust — 6.6%
Alexander & Baldwin, Inc.	22,739	277,188
Apartment Investment and Manag	9,809	369,211
CoreCivic, Inc.	28,895	270,457
GEO Group, Inc./The	30,806	364,435
Kimco Realty Corp.	21,509	276,176
Regency Centers Corp.	6,230	285,895
Taubman Centers, Inc.	7,716	291,356
Urban Edge Properties	23,246	275,930
		2,410,648

Utilities — 2.7%
NiSource, Inc.	11,328	257,599
NRG Energy, Inc.	12,944	421,456
Pinnacle West Capital Corp.	4,207	308,325
		987,380

Total Common Stocks (Cost $39,207,996)		33,690,963

Quantex Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)(1)
Money Market Registered Investment Companies — 2.3%
Meeder Institutional Prime Money Market Fund, 0.30% (3)	827,592	828,006
Total Money Market Registered Investment Companies (Cost $827,426)		828,006

Bank Obligations — 2.0%
First Merchants Bank Deposit Account, 0.75%, 7/1/2020 (4)	247,159	247,159
Metro City Bank Deposit Account, 1.60%, 7/1/2020 (4)	230,963	230,963
Pacific Mercantile Bank Deposit Account, 0.18%, 7/1/2020 (4)	246,790	246,790
Total Bank Obligations (Cost $724,912)		724,912
Total Investments — 95.9% (Cost $40,760,334)		35,243,881
Other Assets less Liabilities — 4.1%		1,496,054
Total Net Assets — 100.0%		36,739,935

Trustee Deferred Compensation (5)
Meeder Balanced Fund - Retail Class	1,015	11,419
Meeder Dynamic Allocation Fund - Retail Class	2,549	28,880
Meeder Muirfield Fund - Retail Class	1,327	9,209
Meeder Conservative Allocation Fund - Retail Class	296	6,580
Total Trustee Deferred Compensation (Cost $52,860)		56,088

	Long (Short) Contracts	Expiration Date	Notional Value of Contracts ($)	Value and Unrealized Appreciation (Depreciation) ($)
Futures Contracts
Index Futures
E-mini Standard & Poors MidCap 400 Futures	17	9/18/2020	3,024,470	42,492
Total Futures Contracts	17		3,024,470	42,492

(1)

Statement on Financial Accounting Standard No. 157 “Fair Value Measurements” - Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

●	Level 1 - quoted prices in active markets for identical securities

The accompanying notes are an integral part of these financial statements

Page 90	2020 Semiannual Report | June 30, 2020

Schedule of Investments
June 30, 2020 (unaudited)

●	Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
●	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The following is a summary of the inputs used as of June 30, 2020 in valuing the Fund’s assets carried at fair value:
Valuation Inputs	Investments in Securities	Other Financial Instruments (7)
Level 1 - Quoted Prices	$34,518,969	$42,492
Level 2 - Other Significant Observable Inputs	724,912	—
Level 3 - Significant Unobservable Inputs	—	—
Total	$35,243,881	$42,492

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2)	Represents non-income producing securities.
(3)	Investment in affiliate. The yield shown represents the 7-day yield in effect at June 30, 2020.
(4)

Variable rate security. Securities payable at par including accrued interest (usually within seven days notice) and unconditionally secured as to principal and interest by letters of credit or other credit support agreements from major banks. The interest rates are adjustable and are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The rate shown represents the rate in effect at June 30, 2020. The maturity date shown, if applicable, reflects the earlier of the next demand date or stated maturity date.

(5)	Assets of affiliates to the Quantex Fund held for the benefit of the Fund’s Trustees in connection with the Trustee Deferred Compensation Plan.
(6)	Fair valued security deemed as Level 3 security.
(7)

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The accompanying notes are an integral part of these financial statements.

The accompanying notes are an integral part of these financial statements

2020 Semiannual Report | June 30, 2020	Page 91

Schedule of Investments
June 30, 2020 (unaudited)

Total Return Bond Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)(1)
Registered Investment Companies — 79.0%
Baird Core Plus Bond Fund - Class I	402,896	4,862,953
Dodge & Cox Income Fund	263,177	3,823,967
DoubleLine Total Return Bond Fund - Class I	238,512	2,556,851
Guggenheim Total Return Bond Fund - Class I	65,249	1,903,975
iShares Core U.S. Aggregate Bond ETF (4)	54,747	6,471,642
iShares JP Morgan USD Emerging Markets Bond ETF (4)	47,413	5,178,448
Lord Abbett High Yield Fund - Class I	93,306	629,819
Payden Emerging Markets Bond Fund - Class I	51,280	660,481
PGIM Total Return Bond Fund - Class R6	261,174	3,844,479
Pioneer Bond Fund - Class Y	290,764	2,875,653
Segall Bryant & Hamill Plus Bond Fund - Class I	294,756	3,274,743
SPDR Bloomberg Barclays High Yield Bond ETF (4)	9,556	966,685
TCW Emerging Markets Income Fund - Class I	166,533	1,292,297
Vanguard Intermediate-Term Corporate Bond ETF (4)	24,306	2,312,473
Vanguard Short-Term Bond ETF (4)	11,174	928,783
Vanguard Total Bond Market ETF (4)	69,861	6,171,521
Xtrackers USD High Yield Corporate Bond ETF (4)	65,985	3,084,798
Total Registered Investment Companies (Cost $47,773,905)		50,839,568

Money Market Registered Investment Companies — 3.1%
Meeder Institutional Prime Money Market Fund, 0.30% (2)	2,013,755	2,014,762
Total Money Market Registered Investment Companies (Cost $2,012,254)		2,014,762

Total Return Bond Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)(1)
U.S. Government Obligations — 17.8%
Government National Mortgage Association, 6.50%, due 7/20/2038	52,770	71,959
U.S. Treasury Note, 2.25%, due 1/31/2024	3,633,200	3,898,878
U.S. Treasury Note, 2.625%, due 2/15/2029	1,838,100	2,153,880
U.S. Treasury Note, 1.50%, due 8/15/2026	1,152,700	1,228,211
U.S. Treasury Note, 2.25%, due 11/15/2025	2,354,600	2,594,015
U.S. Treasury Note, 2.125%, due 12/31/2022	1,483,000	1,555,238
Total U.S. Government Obligations (Cost $10,681,199)		11,502,181
Total Investments — 99.9% (Cost $60,467,358)		64,356,511
Other Assets less Liabilities — 0.1%	59,376,119.25	92,441
Total Net Assets — 100.0%		64,448,952

Trustee Deferred Compensation (3)
Meeder Balanced Fund - Retail Class	1,139	12,814
Meeder Dynamic Allocation Fund - Retail Class	2,788	31,588
Meeder Muirfield Fund - Retail Class	1,527	10,597
Meeder Conservative Allocation Fund - Retail Class	338	7,514
Total Trustee Deferred Compensation (Cost $61,795)		62,513

(1)

Statement on Financial Accounting Standard No. 157 “Fair Value Measurements” - Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

●	Level 1 - quoted prices in active markets for identical securities
●	Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
●	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The accompanying notes are an integral part of these financial statements

Page 92	2020 Semiannual Report | June 30, 2020

Schedule of Investments
June 30, 2020 (unaudited)

The following is a summary of the inputs used as of June 30, 2020 in valuing the Fund’s assets carried at fair value:
Valuation Inputs	Investments in Securities	Other Financial Instruments (5)
Level 1 - Quoted Prices	$52,854,330	$—
Level 2 - Other Significant Observable Inputs	11,502,181	—
Level 3 - Significant Unobservable Inputs	—	—
Total	$64,356,511	$—

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2)	Investment in affiliate. The yield shown represents the 7-day yield in effect at June 30, 2020.
(3)	Assets of affiliates to the Total Return Bond Fund held for the benefit of the Fund’s Trustees in connection with the Trustee Deferred Compensation Plan.
(4)	Exchange-traded fund.
(5)

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The accompanying notes are an integral part of these financial statements.

The accompanying notes are an integral part of these financial statements

2020 Semiannual Report | June 30, 2020	Page 93

Schedule of Investments
June 30, 2020 (unaudited)

Prime Money Market Fund
Security Description	Coupon/ Yield		Maturity/ Demand Date	Principal Amount ($) or Shares	Fair Value ($)(1)
Bank Obligations — 4.7%
Bank Midwest Deposit Account	0.95	%(2)	07/01/20	245,198	245,198
CIBC Bank Deposit Account	0.25	%(2)	07/01/20	245,047	245,047
First Merchants Bank Deposit Account	0.75	%(2)	07/01/20	247,159	247,159
Metro City Bank Deposit Account	1.60	%(2)	07/01/20	245,333	245,333
Pacific Mercantile Bank Deposit Account	0.18	%(2)	07/01/20	246,790	246,790
State Bank of India Deposit Account	1.25	%(2)	07/01/20	245,236	245,236
TIAA Bank Deposit Account	1.00	%(2)	07/01/20	245,195	245,195
Total Bank Obligations (Cost $1,719,958)					1,719,958

Certificates of Deposit — 10.8%
American Express National Bank	0.95%		03/24/21	245,000	244,955
Bank Hapoalim BM NY	0.90%		02/22/21	245,000	245,000
Bank of Nova Scotia Yankee CD (Federal Funds Rate + 0.33%)	0.41	%(3)	07/29/20	250,000	250,037
BMW Bank North America	0.90%		03/25/21	245,000	244,955
Capital One N.A.	0.90%		03/25/21	245,000	244,955
Capital One Bank USA NA	0.90%		03/25/21	245,000	244,955
Credit Suisse AG/New York, NY Yankee CD (Secured Overnight Financing Rate + 0.30%)	0.38	%(3)	07/08/20	500,000	500,000
Discover Bank	0.85%		03/25/21	245,000	244,955
Fifth Third Bank N.A.	0.95%		03/25/21	245,000	244,955
First Financial Bank	0.85%		12/28/20	245,000	245,000
Goldman Sachs Bank USA/New York	0.90%		03/25/21	245,000	244,955
Lakeland Bank	0.90%		03/26/21	245,000	245,000
MUFG Bank LTD/New York, NY (Monthly U.S. LIBOR + 0.10%)	0.29	%(3)	07/23/20	500,000	500,000
Townebank/Portsmouth, VA	0.85%		03/26/21	245,000	244,956
Total Certificates of Deposit (Cost $3,944,678)					3,944,678

Prime Money Market Fund
Security Description	Coupon/ Yield		Maturity/ Demand Date	Principal Amount ($) or Shares	Fair Value ($)(1)
Commercial Paper — 22.0%
Anglesea Funding	0.25%		07/01/20	1,250,000	1,250,000
Anglesea Funding	0.14%		07/06/20	250,000	249,995
Anglesea Funding	0.20%		07/31/20	250,000	249,958
BNP Paribas	0.21%		09/04/20	250,000	249,905
Credit Suisse AG/New York, NY	1.01%		07/07/20	1,000,000	999,831
Exxon Mobil Corp.	0.40%		09/22/20	250,000	249,769
ING US Funding, LLC	0.93%		07/08/20	250,000	249,955
ING US Funding, LLC	0.17%		07/14/20	300,000	299,982
ING US Funding, LLC	1.82%		07/20/20	250,000	249,763
JP Morgan Securities, LLC	0.41%		02/05/21	250,000	249,376
JP Morgan Securities, LLC	1.71%		07/10/20	250,000	249,894
Natixis SA/New York, NY	1.89%		08/14/20	500,000	498,863
Royal Bank of Canada (Quarterly U.S. LIBOR + 0.03%)	1.43	%(3)	07/08/20	250,000	249,817
Royal Bank of Canada (Secured Overnight Financing Rate + 0.28%)	0.43	%(3)	07/23/20	500,000	500,003
Santander UK PLC	0.07%		07/01/20	1,000,000	1,000,000
Toronto Dominion Bank/New York, NY (Federal Funds Rate + 0.35%)	0.43	%(3)	08/03/20	250,000	250,045
Toyota Motor Puerto Rico	1.89%		08/10/20	500,000	498,967
Toyota Motor Puerto Rico	0.79%		12/01/20	250,000	249,171
USAA Capital Corp	0.13%		08/05/20	250,000	249,969
Total Commercial Paper (Cost $8,045,263)					8,045,263

Corporate Obligations — 11.3%
Bank of Montreal	3.10%		10/13/20	241,000	246,197
Mizuho Securities, LLC (Monthly U.S. LIBOR + 0.28%)	0.46	%(3)	07/14/20	500,000	500,000
Mizuho Securities, LLC	0.33%		10/05/20	250,000	250,000
Paccar Financial Corp. (Quarterly U.S. LIBOR + 0.20%)	0.63	%(3)	08/13/20	309,000	309,200
State Street Corp. (Quarterly U.S. LIBOR + 0.90%)	1.29	%(3)	08/18/20	250,000	250,312
Toronto Dominion Bank/New York, NY	2.13%		10/07/20	230,000	231,676

The accompanying notes are an integral part of these financial statements

Page 94	2020 Semiannual Report | June 30, 2020

Schedule of Investments
June 30, 2020 (unaudited)

Prime Money Market Fund
Security Description	Coupon/ Yield		Maturity/ Demand Date	Principal Amount ($) or Shares	Fair Value ($)(1)
Corporate Obligations — continued
Toronto Dominion Bank/New York, NY (Secured Overnight Financing Rate + 0.42%)	0.50	%(3)	09/30/20	250,000	250,000
Toronto Dominion Bank/New York, NY	2.50%		12/14/20	250,000	251,493
Toyota Motor Credit Corp. (Secured Overnight Financing Rate + 0.40%)	0.48	%(3)	07/23/20	500,000	500,110
UBS AG Stamford, CT	4.88%		08/04/20	250,000	250,647
Wells Fargo Bank N.A. (Monthly U.S. LIBOR + 0.22%)	0.40	%(3)	07/15/20	500,000	500,019
Westpac Banking Corp.	2.60%		11/23/20	352,000	354,145
Westpac Banking Corp.	2.10%		11/13/20	250,000	253,842
Total Corporate Obligations (Cost $4,147,641)					4,147,641

Repurchase Agreements — 17.8%
INTL FCStone (Collateralized by $1,443,407 Various Corporate Bonds, 3.19% - 3.75%, due 2/15/21 - 5/3/27, fair value $1,545,001) (proceeds $1,500,011) purchase date 06/30/20	0.26%		07/01/20	1,500,000	1,500,000
South Street (Collateralized by $25,972,224 various FFCBs, FHLBs, FMACs, FNMAs, and GNMAs, 2.81% - 6.50%, due 6/11/21 - 12/15/59, fair value $5,100,000)(proceeds $5,000,018), purchase date 06/30/20	0.13%		07/01/20	5,000,000	5,000,000
Total Repurchase Agreements (Cost $6,500,000)					6,500,000

Prime Money Market Fund
Security Description	Coupon/ Yield		Maturity/ Demand Date	Principal Amount ($) or Shares	Fair Value ($)(1)
U.S. Government and Agency Obligations — 15.7%
Federal Agricultural Mortgage Corp. (Secured Overnight Financing Rate + 0.09%)	0.17	%(3)	08/10/20	500,000	500,000
Federal Farm Credit Bank (Federal Funds Rate + 0.10%)	0.18	%(3)	09/16/20	500,000	500,000
Federal Home Loan Bank (Secured Overnight Financing Rate + 0.05%)	0.13	%(3)	07/22/20	500,000	499,971
Federal Home Loan Bank (Secured Overnight Financing Rate + 0.23%)	0.31	%(3)	07/13/20	500,000	500,000
Federal Home Loan Bank (Secured Overnight Financing Rate + 0.12%)	0.20	%(3)	09/11/20	500,000	500,000
Federal Home Loan Mortgage Corp. (Secured Overnight Financing Rate + 0.03%)	0.11	%(3)	08/05/20	500,000	499,909
United States Treasury Bill	0.12%		07/14/20	250,000	249,989
United States Treasury Bill	0.14%		07/30/20	250,000	249,972
United States Treasury Bill	0.18%		09/29/20	250,000	249,891
United States Treasury Bill	0.13%		10/06/20	250,000	249,912
United States Treasury Bill	0.14%		10/13/20	250,000	249,903
United States Treasury Bill	0.15%		10/20/20	250,000	249,888
United States Treasury Bill	0.17%		11/03/20	250,000	249,852
United States Treasury Bill	0.15%		11/12/20	250,000	249,860
United States Treasury Bill	0.18%		11/17/20	250,000	249,826
United States Treasury Note	1.38%		08/31/20	250,000	249,899
United States Treasury Note	1.38%		09/15/20	250,000	249,886
Total U.S. Government and Agency Obligations (Cost $5,748,758)					5,748,758

The accompanying notes are an integral part of these financial statements

2020 Semiannual Report | June 30, 2020	Page 95

Schedule of Investments
June 30, 2020 (unaudited)

Prime Money Market Fund
Security Description	Coupon/ Yield		Maturity/ Demand Date	Principal Amount ($) or Shares	Fair Value ($)(1)
Variable Rate Demand Notes — 1.4%
Michigan State Finance Authority Revenue	0.17	%(2)	07/01/20	500,000	500,000
Total Variable Rate Demand Notes (Cost $500,000)					500,000

Money Market Registered Investment Companies — 16.3%
Morgan Stanley Government Institutional Fund, 0.05% (4)				5,946,230	5,946,230
Total Money Market Registered Investment Companies (Cost $5,946,230)					5,946,230
Total Investments — 100.0% (Cost $36,552,528)					36,552,528
Other Assets less Liabilities — 0.0%					14,818
Total Net Assets — 100.0%					36,567,346

Trustee Deferred Compensation (5)
Meeder Balanced Fund - Retail Class				677	7,616
Meeder Dynamic Allocation Fund - Retail Class				1,738	19,692
Meeder Muirfield Fund - Retail Class				756	5,247
Meeder Conservative Allocation Fund - Retail Class				195	4,335
Total Trustee Deferred Compensation (Cost $33,525)					36,890

(1)

Statement on Financial Accounting Standard No. 157 “Fair Value Measurements” - Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

●	Level 1 - quoted prices in active markets for identical securities
●	Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
●	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The following is a summary of the inputs used as of June 30, 2020 in valuing the Fund’s assets carried at fair value:
Valuation Inputs	Investments in Securities	Other Financial Instruments (6)
Level 1 - Quoted Prices	$5,946,230	$—
Level 2 - Other Significant Observable Inputs	30,606,298	—
Level 3 - Significant Unobservable Inputs	—	—
Total	$36,552,528	$—

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2)

Variable rate security. Securities payable at par including accrued interest (usually within seven days notice) and unconditionally secured as to principal and interest by letters of credit or other credit support agreements from major banks. The interest rates are adjustable and are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The rate shown represents the rate in effect at June 30, 2020. The maturity date shown, if applicable, reflects the earlier of the next demand date or stated maturity date.

(3)

Floating rate security. Interest rates reset periodically. The reference rate and spread are indicated in the description above. The rate shown represents the rate in effect at June 30, 2020. The maturity date shown reflects the earlier of the next demand date or stated maturity date.

(4)

7-day yield as of June 30, 2020. The Fund may invest a significant portion of its assets in shares of one or more investment companies, including money market mutual funds. The Fund will incur additional indirect expenses (acquired fund fees and expenses) to the extent it invests in shares of other investment companies.

(5)	Assets of affiliates to the Prime Money Market Fund held for the benefit of the Fund’s Trustees in connection with the Trustee Deferred Compensation Plan.
(6)

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The accompanying notes are an integral part of these financial statements.

The accompanying notes are an integral part of these financial statements

Page 96	2020 Semiannual Report | June 30, 2020

Schedule of Investments
June 30, 2020 (unaudited)

Institutional Prime Money Market Fund
Security Description	Coupon/ Yield		Maturity/ Demand Date	Principal Amount ($) or Shares	Fair Value ($)(1)
Bank Obligations — 0.6%
Bank Midwest Deposit Account	0.95	%(2)	07/01/20	245,198	245,198
CIBC Bank Deposit Account	0.25	%(2)	07/01/20	245,047	245,047
First Merchants Bank Deposit Account	0.75	%(2)	07/01/20	247,159	247,159
Metro City Bank Deposit Account	1.60	%(2)	07/01/20	245,333	245,333
Pacific Mercantile Bank Deposit Account	0.18	%(2)	07/01/20	246,790	246,790
State Bank of India Deposit Account	1.25	%(2)	07/01/20	245,236	245,236
TIAA Bank Deposit Account	1.00	%(2)	07/01/20	245,195	245,195
Total Bank Obligations (Cost $1,719,958)					1,719,958

Certificates of Deposit — 9.4%
American Express National Bank	0.95%		03/24/21	245,000	246,481
Anderson Brothers Bank	0.95%		07/22/20	245,000	246,130
Bank Hapoalim BM NY	0.90%		02/22/21	245,000	246,239
Bank of Nova Scotia Yankee CD (Federal Funds Rate + 0.33%)	0.41	%(3)	07/29/20	2,250,000	2,250,151
Bank Ozk	0.75%		07/15/20	245,000	245,702
BMW Bank North America	0.90%		03/25/21	245,000	246,396
Capital One N.A.	0.90%		03/25/21	245,000	246,396
Capital One Bank USA NA	0.90%		03/25/21	245,000	246,396
Cathay Bank/Los Angeles, CA	1.10%		04/16/21	245,000	246,893
Citizens Bank NA/Providence, RI	0.75%		07/15/20	245,000	245,065
Credit Suisse AG/New York, NY Yankee CD (Secured Overnight Financing Rate + 0.28%)	0.36	%(3)	07/07/20	2,715,000	2,715,128
Credit Suisse AG/New York, NY Yankee CD (Secured Overnight Financing Rate + 0.30%)	0.38	%(3)	07/08/20	9,500,000	9,503,506
CresCom Bank	1.10%		04/15/21	245,000	246,887
Discover Bank	0.85%		03/25/21	245,000	246,304
Fifth Third Bank N.A.	0.95%		03/25/21	245,000	246,487
First Financial Bank	0.85%		12/28/20	245,000	245,892

Institutional Prime Money Market Fund
Security Description	Coupon/ Yield		Maturity/ Demand Date	Principal Amount ($) or Shares	Fair Value ($)(1)
Certificates of Deposit — continued
First Foundation Bank	0.85%		10/15/20	245,000	245,529
Goldman Sachs Bank USA/New York	0.90%		03/25/21	245,000	246,396
IncredibleBank	0.75%		07/16/20	245,000	245,069
Lakeland Bank	0.90%		03/26/21	245,000	246,400
MetaBank	0.95%		02/24/21	245,000	246,331
MidFirst Bank	0.50%		07/15/20	245,000	245,039
MUFG Bank LTD/New York, NY (Monthly U.S. LIBOR + 0.10%)	0.29	%(3)	07/23/20	5,000,000	5,000,395
Peoples Security Bank and Trust Company	0.90%		04/30/21	245,000	246,562
Pinnacle Bank/Nashville, TN	1.15%		07/21/20	245,000	246,997
PlainsCapital Bank	0.95%		01/15/21	245,000	246,114
Synovus Bank/Columbus, GA	0.95%		11/23/20	245,000	245,820
TCF National Bank	1.10%		04/15/21	245,000	246,887
Townebank/Portsmouth, VA	0.85%		03/26/21	245,000	246,306
Total Certificates of Deposit (Cost $25,589,949)					25,623,898

Commercial Paper — 25.4%
Anglesea Funding	0.25%		07/01/20	8,600,000	8,599,974
Anglesea Funding	0.14%		07/06/20	2,000,000	1,999,960
Anglesea Funding	0.20%		07/31/20	2,000,000	1,999,654
BNP Paribas	0.21%		09/04/20	3,000,000	2,999,142
Credit Suisse AG/New York, NY	1.01%		07/07/20	3,500,000	3,499,920
Exxon Mobil Corp.	0.15%		07/22/20	1,000,000	999,914
Exxon Mobil Corp.	0.90%		07/24/20	1,000,000	999,903
Exxon Mobil Corp.	0.54%		08/10/20	1,000,000	999,826
Exxon Mobil Corp.	0.40%		09/22/20	2,000,000	1,999,150
Exxon Mobil Corp.	0.25%		10/02/20	1,250,000	1,249,390
ING US Funding, LLC	1.00%		07/01/20	2,000,000	1,999,994
ING US Funding, LLC	0.93%		07/08/20	3,000,000	2,999,886
ING US Funding, LLC	1.82%		07/20/20	3,000,000	2,999,796
JP Morgan Securities, LLC	0.41%		02/05/21	1,000,000	997,873
JP Morgan Securities, LLC	0.35%		02/19/21	2,000,000	1,995,138
JP Morgan Securities, LLC	0.90%		07/15/20	2,000,000	1,999,916
Natixis SA/New York, NY	1.89%		08/14/20	1,500,000	1,499,784
Royal Bank of Canada (Quarterly U.S. LIBOR + 0.03%)	1.43	%(3)	07/08/20	4,750,000	4,751,473

The accompanying notes are an integral part of these financial statements

2020 Semiannual Report | June 30, 2020	Page 97

Schedule of Investments
June 30, 2020 (unaudited)

Institutional Prime Money Market Fund
Security Description	Coupon/ Yield		Maturity/ Demand Date	Principal Amount ($) or Shares	Fair Value ($)(1)
Commercial Paper — continued
Royal Bank of Canada (Secured Overnight Financing Rate + 0.28%)	0.43	%(3)	07/23/20	4,000,000	4,000,256
Santander UK PLC	0.07%		07/01/20	9,000,000	8,999,973
Toronto Dominion Bank/New York, NY (Federal Funds Rate + 0.35%)	0.43	%(3)	08/03/20	1,750,000	1,750,156
Toyota Motor Credit Corp.	1.51%		08/14/20	2,000,000	1,999,600
Toyota Motor Credit Corp.	1.71%		10/13/20	2,000,000	1,998,804
Toyota Motor Puerto Rico	0.80%		10/02/20	2,000,000	1,999,024
Toyota Motor Puerto Rico	0.78%		12/01/20	2,000,000	1,997,518
USAA Capital Corp.	0.13%		08/05/20	2,000,000	1,999,783
Total Commercial Paper (Cost $69,301,820)					69,335,807

Corporate Obligations — 16.2%
Bank of Montreal	3.10%		10/13/20	3,500,000	3,575,975
John Deere Capital Corp. (Quarterly U.S. LIBOR + 0.42%)	1.73	%(3)	07/10/20	1,682,000	1,682,158
Mizuho Securities, LLC (Monthly U.S. LIBOR + 0.28%)	0.46	%(3)	07/14/20	5,000,000	5,000,115
Mizuho Securities, LLC	0.33%		10/05/20	2,000,000	2,000,122
Paccar Financial Corp. (Quarterly U.S. LIBOR + 0.20%)	0.64	%(3)	08/13/20	5,000,000	5,002,505
State Street Corp. (Quarterly U.S. LIBOR + 0.90%)	1.29	%(3)	08/18/20	3,750,000	3,754,838
Toronto Dominion Bank/New York, NY	2.13%		04/07/21	1,000,000	1,013,704
Toronto Dominion Bank/New York, NY	3.15%		09/17/20	1,000,000	1,005,939
Toronto Dominion Bank/New York, NY	2.50%		12/14/20	1,493,000	1,507,637
Toyota Motor Credit Corp. (Secured Overnight Financing Rate + 0.40%)	0.48	%(3)	07/23/20	6,500,000	6,499,935
UBS AG Stamford, CT	4.88%		08/04/20	3,875,000	3,890,392
Wells Fargo Bank N.A. (Monthly U.S. LIBOR + 0.22%)	0.40	%(3)	07/15/20	5,000,000	4,999,905
Westpac Banking Corp.	2.60%		11/23/20	1,000,000	1,008,472

Institutional Prime Money Market Fund
Security Description	Coupon/ Yield		Maturity/ Demand Date	Principal Amount ($) or Shares	Fair Value ($)(1)
Corporate Obligations — continued
Westpac Banking Corp.	2.10%		11/13/20	3,000,000	3,044,887
Total Corporate Obligations (Cost $43,967,435)					43,986,584

Repurchase Agreements — 18.4%
INTL FCStone (Collateralized by $18,960,674 various Corporate Bonds and FNMAs, 0.80% - 6.22%, due 2/15/21 - 9/15/56, fair value $20,599,616)(proceeds $20,000,144), purchase date 06/30/20	0.26%		07/01/20	20,000,000	20,000,000
South Street (Collateralized by $25,972,224 various FFCBs, FHLBs, FMACs, FNMAs, and GNMAs, 2.81% - 6.50%, due 6/11/21 - 12/15/59, fair value $10,200,000)(proceeds $10,000,036), purchase date 06/30/20	0.13%		07/01/20	10,000,000	10,000,000
South Street (Collateralized by $246,760,928 various FNMAs, FMACs, and GNMAs, 2.134% - 6.50%, due 11/1/22 - 8/15/59, fair value $20,400,000)(proceeds $20,000,061), purchase date 06/30/20	0.11%		07/01/20	20,000,000	20,000,000
Total Repurchase Agreements (Cost $50,000,000)					50,000,000

U.S. Government and Agency Obligations — 21.7%
Federal Agricultural Mortgage Corp. (Secured Overnight Financing Rate + 0.09%)	0.17	%(3)	08/10/20	5,000,000	4,999,380

The accompanying notes are an integral part of these financial statements

Page 98	2020 Semiannual Report | June 30, 2020

Schedule of Investments
June 30, 2020 (unaudited)

Institutional Prime Money Market Fund
Security Description	Coupon/ Yield		Maturity/ Demand Date	Principal Amount ($) or Shares	Fair Value ($)(1)
U.S. Government and Agency Obligations — continued
Federal Farm Credit Bank (Federal Funds Rate + 0.10%)	0.18	%(3)	09/16/20	5,000,000	4,999,535
Federal Home Loan Bank (Secured Overnight Financing Rate + 0.05%)	0.13	%(3)	07/22/20	5,000,000	4,997,875
Federal Home Loan Bank (Secured Overnight Financing Rate + 0.23%)	0.31	%(3)	07/13/20	5,000,000	5,003,644
Federal Home Loan Bank (Secured Overnight Financing Rate + 0.12%)	0.20	%(3)	09/11/20	5,000,000	4,999,945
Federal Home Loan Mortgage Corp. (Secured Overnight Financing Rate + 0.03%)	0.11	%(3)	08/05/20	5,000,000	4,996,905
United States Treasury Bill	0.12%		07/14/20	2,000,000	1,999,922
United States Treasury Bill	0.14%		07/30/20	2,000,000	1,999,786
United States Treasury Bill	0.11%		09/08/20	2,000,000	1,999,482
United States Treasury Bill	0.18%		09/29/20	3,000,000	2,998,914
United States Treasury Bill	0.13%		10/06/20	2,000,000	1,999,272
United States Treasury Bill	0.14%		10/13/20	2,000,000	1,999,076
United States Treasury Bill	0.15%		10/20/20	2,000,000	1,999,076
United States Treasury Bill	0.14%		10/27/20	2,000,000	1,999,082
United States Treasury Bill	0.17%		11/03/20	2,000,000	1,998,784
United States Treasury Bill	0.15%		11/12/20	2,000,000	1,998,790
United States Treasury Bill	0.18%		11/17/20	2,000,000	1,998,648
United States Treasury Bill	0.15%		11/19/20	2,000,000	1,998,766
United States Treasury Note	1.38%		08/31/20	2,000,000	2,003,958
United States Treasury Note	1.38%		09/15/20	2,000,000	2,004,932
Total U.S. Government and Agency Obligations (Cost $58,986,855)					58,995,772

Institutional Prime Money Market Fund
Security Description	Coupon/ Yield		Maturity/ Demand Date	Principal Amount ($) or Shares	Fair Value ($)(1)
Variable Rate Demand Notes — 1.7%
Michigan State Finance Authority Revenue	0.17	%(2)	07/01/20	4,500,000	4,500,000
Total Variable Rate Demand Notes (Cost $4,500,000)					4,500,000

Money Market Registered Investment Companies — 6.6%
Morgan Stanley Government Institutional Fund, 0.05% (4)				17,894,680	17,894,680
Total Money Market Registered Investment Companies (Cost $17,894,680)					17,894,680
Total Investments — 100.0% (Cost $271,960,697)					272,056,699
Other Assets less Liabilities — 0.0%					99,870
Total Net Assets — 100.0%					272,156,569

Trustee Deferred Compensation (5)
Meeder Balanced Fund - Retail Class				51	574
Meeder Dynamic Allocation Fund - Retail Class				120	1,360
Meeder Muirfield Fund - Retail Class				174	1,208
Meeder Conservative Allocation Fund - Retail Class				16	356
Total Trustee Deferred Compensation (Cost $3,599)					3,498

(1)

Statement on Financial Accounting Standard No. 157 “Fair Value Measurements” - Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

●	Level 1 - quoted prices in active markets for identical securities
●	Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
●	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The accompanying notes are an integral part of these financial statements

2020 Semiannual Report | June 30, 2020	Page 99

Schedule of Investments
June 30, 2020 (unaudited)

The following is a summary of the inputs used as of June 30, 2020 in valuing the Fund’s assets carried at fair value:
Valuation Inputs	Investments in Securities	Other Financial Instruments (6)
Level 1 - Quoted Prices	$17,894,680	$—
Level 2 - Other Significant Observable Inputs	254,162,019	—
Level 3 - Significant Unobservable Inputs	—	—
Total	$272,056,699	$—

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2)

Variable rate security. Securities payable at par including accrued interest (usually within seven days notice) and unconditionally secured as to principal and interest by letters of credit or other credit support agreements from major banks. The interest rates are adjustable and are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The rate shown represents the rate in effect at June 30, 2020. The maturity date shown, if applicable, reflects the earlier of the next demand date or stated maturity date.

(3)

Floating rate security. Interest rates reset periodically. The reference rate and spread are indicated in the description above. The rate shown represents the rate in effect at June 30, 2020. The maturity date shown reflects the earlier of the next demand date or stated maturity date.

(4)

7-day yield as of June 30, 2020. The Fund may invest a significant portion of its assets in shares of one or more investment companies, including money market mutual funds. The Fund will incur additional indirect expenses (acquired fund fees and expenses) to the extent it invests in shares of other investment companies.

(5)	Assets of affiliates to the Institutional Prime Money Market Fund held for the benefit of the Fund’s Trustees in connection with the Trustee Deferred Compensation Plan.
(6)

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The accompanying notes are an integral part of these financial statements.

The accompanying notes are an integral part of these financial statements

Page 100	2020 Semiannual Report | June 30, 2020

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Statements of Assets & Liabilities June 30, 2020 (unaudited)
	Muirfield Fund	Spectrum Fund	Global Allocation Fund
Assets
Investments, at fair value (1)(2)	$465,770,431	$141,872,143	$25,394,642
Repurchase agreements, at fair value (1)	—	—	—
Investments in affiliates, at fair value (1)	60,339,057	28,049,874	12,964,364
Trustee deferred compensation investments, at fair value	233,476	31,548	94,601
Cash	25,000	25,000	25,000
Deposits at broker for futures contracts (3)	14,200,105	3,867,185	1,410,639
Cash held at broker for collateral on securities sold short	—	1,036,798	—
Receivable for securities sold	10,913,643	2,870,941	342,785
Receivable for capital stock issued	571,546	205,910	3,972
Receivable from investment adviser	—	—	—
Interest and dividend receivable	423,403	113,050	23,603
Receivable from securities lending agent (See Note #5)	4	4	—
Prepaid expenses/other assets	51,176	27,279	25,438
Total Assets	552,527,841	178,099,732	40,285,044

Liabilities
Payable for securities purchased	6,992,304	2,946,054	330,884
Payable for collateral on securities loaned	154,363	35,885	2,284
Payable for Trustee Deferred Compensation Plan	233,476	31,548	94,601
Payable for capital stock redeemed	1,151,272	297,393	365
Dividends payable	26,079	—	—
Payable to investment adviser	291,458	105,576	24,184
Accrued distribution plan (12b-1) and shareholder service plan fees	197,860	61,697	10,994
Accrued transfer agent, fund accounting, CCO, and administrative fees	92,453	34,211	10,907
Accrued trustee fees	2,247	488	288
Other accrued liabilities	78,465	44,468	21,091
Total Liabilities	9,219,977	3,557,320	495,598

Net Assets	$543,307,864	$174,542,412	$39,789,446

Net Assets
Capital	$556,892,451	$178,811,011	$40,666,691
Distributable Earnings (Accumulated Deficit)	(13,584,587)	(4,268,599)	(877,245)
Total Net Assets	$543,307,864	$174,542,412	$39,789,446

Net Asset Value Per Share
Retail Class
Net Assets	$137,936,532	$36,976,911	$8,307,879
Shares Outstanding	19,887,661	3,619,823	848,085
Net Asset Value, Offering and Redemption Price Per Share	$6.94	$10.22	$9.80

Adviser Class
Net Assets	$47,232,924	$11,885,834	$1,560,050
Shares Outstanding	6,757,587	1,153,238	158,485
Net Asset Value, Offering and Redemption Price Per Share	$6.99	$10.31	$9.84

Institutional Class
Net Assets	$358,138,408	$125,679,667	$29,921,517
Shares Outstanding	51,153,793	12,157,527	3,036,774
Net Asset Value, Offering and Redemption Price Per Share	$7.00	$10.34	$9.85

Net Asset Value Per Share - Money Market Funds
Net Assets
Shares Outstanding
Net Asset Value, Offering and Redemption Price Per Share

(1) Investments and affiliated investments at cost	$436,368,207	$144,542,350	$34,582,230
(2) Fair value of securities loaned included in investments at fair value (See Note #2, Note #3, and Note #5)	$156,957	$36,400	$2,320
(3) Required margin held as collateral for futures contracts	$12,757,600	$3,308,700	$978,000

The accompanying notes are an integral part of these financial statements

Page 102	2020 Semiannual Report | June 30, 2020

Balanced Fund	Moderate Allocation Fund	Conservative Allocation Fund	Dynamic Allocation Fund	Quantex Fund	Total Return Bond Fund	Prime Money Market Fund	Institutional Prime Money Market Fund

$306,256,852	$141,434,678	$121,676,178	145,961,400	$34,415,875	$62,341,749	$30,052,528	$222,056,699
—	—	—	—	—	—	6,500,000	50,000,000
55,987,079	20,747,689	10,373,460	14,322,372	828,006	2,014,762	—	—
151,712	21,312	61,870	189,052	56,088	62,513	36,890	3,498
25,000	25,000	25,000	25,000	25,000	—	—	—
5,418,686	1,595,971	779,754	11,860,774	1,500,078	—	—	—
—	—	—	—	—	—	—	—
3,811,831	1,162,647	566,503	2,627,282	—	—	—	—
334,586	149,473	164,548	45,290	9,496	117,974	—	—
—	—	—	—	—	—	5,466	16,776
338,471	166,912	155,250	112,561	27,847	103,889	23,736	210,656
2	1	—	2	6	—	—	—
36,639	34,050	31,463	30,516	27,945	32,382	13,886	7,850
372,360,858	165,337,733	133,834,026	175,174,249	36,890,341	64,673,269	36,632,506	272,295,479

3,810,647	1,133,085	551,518	2,563,131	—	—	—	—
63,028	18,703	8,353	44,159	—	—	—	—
151,712	21,312	61,870	189,052	56,088	62,513	36,890	3,498
637,402	232,500	167,786	315,616	8,199	91,334	—	—
9,831	4,749	3,545	1,314	8,289	1,119	23	55,935
201,628	79,237	53,587	90,497	22,913	14,784	—	—
127,447	55,537	47,882	46,273	16,913	20,165	33	53
66,734	32,355	27,133	33,871	10,492	13,163	9,077	43,718
844	261	214	561	639	122	—	—
55,548	35,455	33,640	35,492	26,873	21,117	19,137	35,706
5,124,821	1,613,194	955,528	3,319,966	150,406	224,317	65,160	138,910

$367,236,037	$163,724,539	$132,878,498	$171,854,283	$36,739,935	$64,448,952	$36,567,346	$272,156,569

$364,282,659	$163,775,327	$132,630,553	$153,088,565	$42,542,070	$72,511,103	$36,567,346	$272,063,643
2,953,378	(50,788)	247,945	18,765,718	(5,802,135)	(8,062,151)	—	92,926
$367,236,037	$163,724,539	$132,878,498	$171,854,283	$36,739,935	$64,448,952	$36,567,346	$272,156,569

$77,051,594	$31,828,995	$30,264,207	$35,489,903	$16,430,101	$11,751,837
6,848,216	2,845,454	1,361,348	3,132,698	589,491	1,201,752
$11.25	$11.19	$22.23	$11.33	$27.87	$9.78

$17,915,780	$9,125,612	$6,864,601	$12,627,703	$817,415	$5,063,336
1,580,449	814,620	304,863	1,110,504	29,244	517,318
$11.34	$11.20	$22.52	$11.37	$27.95	$9.79

$272,268,663	$122,769,932	$95,749,690	$123,736,677	$19,492,419	$47,633,779
23,996,741	10,936,765	4,245,548	10,886,819	698,228	4,867,016
$11.35	$11.23	$22.55	$11.37	$27.92	$9.79

						$36,567,346	$272,156,569
						36,567,346	272,031,026
						$1.00	$1.0005

$318,727,260	$148,111,938	$122,592,409	$133,855,329	$40,760,334	$60,467,358	$36,552,528	$271,960,697
$63,933	$18,998	$8,505	$44,858	$—	$—	$—	$—
$3,977,400	$1,058,200	$523,700	$2,613,600	$255,000	$—	$—	$—

The accompanying notes are an integral part of these financial statements

2020 Semiannual Report | June 30, 2020	Page 103

Statements of Operations For the Six Months Ended June 30, 2020 (unaudited)
	Muirfield Fund	Spectrum Fund	Global Allocation Fund
Investment Income
Interest	$4,583	$—	$11,441
Income from affiliates	569,160	42,882	81,314
Dividends	5,009,934	1,872,178	283,067
Total Investment Income	5,583,677	1,915,060	375,822

Fund Expenses
Investment adviser	1,914,036	688,146	162,784
Transfer agent - Retail Class	84,337	25,341	5,581
Transfer agent - Adviser Class	27,294	8,064	977
Transfer agent - Institutional Class	201,004	77,210	19,487
Transfer agent - Money Market Funds
Fund accounting	48,020	27,617	18,762
Administrative	218,154	78,716	21,673
Trustee	13,398	4,390	1,217
Audit	8,208	8,950	8,524
Legal	2,609	2,609	2,609
Custody	30,942	10,007	2,259
Printing	11,428	3,576	868
Distribution plan (12b-1) - Retail Class (1)	159,815	52,794	11,627
Distribution plan (12b-1) - Money Market Funds
Shareholder service plan - Retail Class	149,427	42,235	9,122
Shareholder service plan - Adviser Class	21,572	5,683	736
Shareholder service plan - Institutional Class	131,461	41,109	997
Postage	14,896	8,706	2
Registration and filing	32,824	25,867	22,839
Insurance	13,040	3,977	1,014
Chief Compliance Officer	3,391	3,391	3,391
Dividend expense on securities sold short	—	356,807	—
Other	20,067	14,644	12,359
Total Expenses Before Reductions	3,105,923	1,489,839	306,828

Expenses voluntarily reimbursed/waived by investment adviser (See Note #5)	—	—	—
Expenses contractually reimbursed/waived by investment adviser (See Note #5)	—	—	—
Securities lending credit (See Note #5)	(3,881)	(2,614)	(62)

Net Expenses	3,102,042	1,487,225	306,766

Net Investment Income (Loss)	2,481,635	427,835	69,056

Net Realized and Unrealized Gain (Loss) from Investments
Net realized gains (losses) from unaffiliated investments	(19,661,157)	(11,976,219)	(283,562)
Net realized gains (losses) from affiliated investments	(25,541)	(3,409)	11
Net realized gains (losses) from closed short positions	—	10,371,833	—
Net realized gains (losses) from futures contracts	(57,169,228)	(19,935,505)	(5,254,645)
Distributions of long-term realized gains by other investment companies	—	—	394
Net Realized Gains (Losses) from Investment Transactions, Futures Contracts, and Distributions of Long-term Realized Gains by Other Investment Companies	(76,855,926)	(21,543,300)	(5,537,802)

Net change in unrealized appreciation (depreciation) of unaffiliated investments	(5,416,546)	(13,753,204)	(1,130,980)
Net change in unrealized appreciation (depreciation) of affiliated investments	23,119	14,222	6,699
Net change in unrealized appreciation (depreciation) of short positions	—	2,031,590	—
Net change in unrealized appreciation (depreciation) of futures contracts	(2,364,102)	(1,028,992)	(137,189)
Net Change in Unrealized Appreciation (Depreciation) of Investment Transactions and Futures Contracts	(7,757,529)	(12,736,384)	(1,261,470)

Net Realized and Unrealized Gain (Loss) from Investments	(84,613,455)	(34,279,684)	(6,799,272)

Net Change in Net Assets Resulting from Operations	$(82,131,820)	$(33,851,849)	$(6,730,216)

(1)	Only the Retail Class of shares has adopted a Rule 12b-1 Plan. See #5 of the Notes to Financial Statements.

The accompanying notes are an integral part of these financial statements

Page 104	2020 Semiannual Report | June 30, 2020

Balanced Fund	Moderate Allocation Fund	Conservative Allocation Fund	Dynamic Allocation Fund	Quantex Fund	Total Return Bond Fund	Prime Money Market Fund	Institutional Prime Money Market Fund

$167,125	$122,294	$132,070	$4,919	$3,177	$103,476	$205,697	$1,929,258
313,989	114,572	52,846	150,657	9,419	10,495	—	—
3,397,608	1,630,594	1,447,302	1,509,394	560,368	678,219	—	—
3,878,722	1,867,460	1,632,218	1,664,970	572,964	792,190	205,697	1,929,258

1,263,050	496,210	330,302	648,990	167,859	123,944	71,734	486,457
49,271	19,611	18,306	21,554	10,978	4,633
11,120	5,685	4,113	7,195	529	1,791
162,383	73,946	56,853	75,102	15,350	18,365
						14,347	131,798
36,963	26,669	25,005	27,053	18,897	20,618	18,007	34,874
153,489	71,134	57,821	74,207	22,028	29,761	17,933	136,770
8,329	3,818	3,043	4,146	1,347	1,513	531	531
8,203	8,203	8,204	8,527	8,207	7,465	6,968	6,966
2,609	2,609	2,609	2,608	2,609	2,609	2,610	2,608
18,959	8,437	6,655	9,028	2,747	3,046	1,492	12,558
6,929	3,040	2,369	3,376	1,059	1,068	606	5,612
102,647	40,856	38,137	44,904	18,297	14,479
						49	—
82,118	32,064	27,846	34,945	485	11,438
7,544	3,620	2,758	5,332	367	1,641
97,320	43,041	33,492	15,968	6,421	13,351
10,102	5,120	5,079	5,807	1,832	558	438	1,799
28,911	25,790	24,989	26,004	22,878	23,782	11,058	1,735
7,518	3,223	2,275	4,222	1,230	1,869	517	7,320
3,391	3,391	3,391	3,391	3,391	3,391	3,391	3,391
—	—	—	—	—	—	—	—
16,665	14,004	13,590	14,413	13,085	12,679	15,116	19,569
2,077,521	890,471	666,837	1,036,772	319,596	298,001	164,797	851,988

—	—	—	—	—	—	(112,759)	(611,925)
—	—	—	(86,542)	—	(34,085)	—	—
(1,469)	(332)	(130)	(696)	(6,696)	—	—	—

2,076,052	890,139	666,707	949,534	312,900	263,916	52,038	240,063

1,802,670	977,321	965,511	715,436	260,064	528,274	153,659	1,689,195

(9,337,294)	(3,484,183)	(2,510,800)	(4,671,585)	891,823	(59,088)	—	164
(20,024)	(6,388)	(4,369)	(8)	1,342	(153)	—	—
—	—	—	—	—	—	—	—
(25,527,856)	(8,247,303)	(3,831,374)	(4,469,573)	11,858	—	—	—
10,773	8,218	9,601	—	—	6,993	—	—
(34,874,401)	(11,729,656)	(6,336,942)	(9,141,166)	905,023	(52,248)	—	164

2,356,070	2,167,591	2,762,628	(326,170)	(18,340,199)	2,135,662	—	76,705
31,442	12,882	8,953	5,635	572	2,434	—	—
—	—	—	—	—	—	—	—
(908,897)	(307,592)	(141,076)	(189,065)	26,795	—	—	—
1,478,615	1,872,881	2,630,505	(509,600)	(18,312,832)	2,138,096	—	76,705

(33,395,786)	(9,856,775)	(3,706,437)	(9,650,766)	(17,407,809)	2,085,848	—	76,869

$(31,593,116)	$(8,879,454)	$(2,740,926)	$(8,935,330)	$(17,147,745)	$2,614,122	$153,659	$1,766,064

The accompanying notes are an integral part of these financial statements

2020 Semiannual Report | June 30, 2020	Page 105

Statements of Changes in Net Assets For the Six Months Ended June 30, 2020 (unaudited) and the Year Ended December 31, 2019
	Muirfield Fund		Spectrum Fund
	2020	2019	2020	2019
Operations
Net investment income (loss)	$2,481,635	$8,058,700	$427,835	$1,334,747
Net realized gain (loss) from investment transactions, futures contracts, and distributions of long-term realized gains by other investment companies	(76,855,926)	(18,436,779)	(21,543,300)	(7,049,856)
Net change in unrealized appreciation (depreciation) of investment transactions and futures contracts	(7,757,529)	95,704,417	(12,736,384)	31,025,686
Net change in net assets resulting from operations	(82,131,820)	85,326,338	(33,851,849)	25,310,577

Distributions to Shareholders
Retail Class	(399,174)	(5,010,444)	—	(488,471)
Adviser Class	(202,003)	(1,635,066)	—	(151,230)
Institutional Class	(1,526,702)	(11,891,386)	—	(1,431,158)
Money Market Funds
Net change in net assets resulting from distributions	(2,127,879)	(18,536,896)	—	(2,070,859)

Capital Transactions:
Issued	73,318,887	197,324,991	20,789,960	51,986,998
Reinvested	2,101,745	18,362,502	—	2,059,900
Redeemed	(129,281,019)	(212,058,081)	(25,462,407)	(46,954,317)
Net change in net assets resulting from capital transactions	(53,860,387)	3,629,412	(4,672,447)	7,092,581

Total Change in Net Assets	(138,120,086)	70,418,854	(38,524,296)	30,332,299

Net Assets - Beginning of Year	681,427,950	611,009,096	213,066,708	182,734,409

Net Assets - End of Year	$543,307,864	$681,427,950	$174,542,412	$213,066,708

Share Transactions:
Issued	10,358,327	26,485,691	1,964,250	4,579,626
Reinvested	300,779	2,358,583	—	170,107
Redeemed	(18,402,964)	(28,277,770)	(2,386,793)	(4,096,807)
Net change in shares	(7,743,858)	566,504	(422,543)	652,926

The accompanying notes are an integral part of these financial statements

Page 106	2020 Semiannual Report | June 30, 2020

Global Allocation Fund		Balanced Fund		Moderate Allocation Fund		Conservative Allocation Fund
2020	2019	2020	2019	2020	2019	2020	2019

$69,056	$605,735	$1,802,670	$6,528,092	$977,321	$3,541,144	$965,511	$3,401,214
(5,537,802)	1,226,376	(34,874,401)	(3,526,175)	(11,729,656)	261,456	(6,336,942)	544,887
(1,261,470)	4,928,037	1,478,615	43,330,190	1,872,881	15,068,833	2,630,505	9,805,783
(6,730,216)	6,760,148	(31,593,116)	46,332,107	(8,879,454)	18,871,433	(2,740,926)	13,751,884

—	(242,208)	(273,776)	(1,368,254)	(144,754)	(571,424)	(193,510)	(689,225)
—	(38,283)	(94,316)	(326,176)	(58,011)	(194,767)	(52,338)	(160,298)
—	(940,057)	(1,432,676)	(4,882,547)	(762,042)	(2,678,105)	(755,735)	(2,525,999)

—	(1,220,548)	(1,800,768)	(6,576,977)	(964,807)	(3,444,296)	(1,001,583)	(3,375,522)

2,756,620	7,060,084	47,998,631	104,242,588	19,204,916	39,833,668	16,770,894	32,486,841
—	1,220,307	1,790,935	6,544,647	956,858	3,422,617	995,179	3,357,881
(7,660,489)	(20,806,165)	(57,356,670)	(91,154,144)	(24,633,075)	(42,505,891)	(19,076,937)	(37,570,100)
(4,903,869)	(12,525,774)	(7,567,104)	19,633,091	(4,471,301)	750,394	(1,310,864)	(1,725,378)

(11,634,085)	(6,986,174)	(40,960,988)	59,388,221	(14,315,562)	16,177,531	(5,053,373)	8,650,984

51,423,531	58,409,705	408,197,025	348,808,804	178,040,101	161,862,570	137,931,871	129,280,887

$39,789,446	$51,423,531	$367,236,037	$408,197,025	$163,724,539	$178,040,101	$132,878,498	$137,931,871

272,860	662,661	4,233,509	9,007,314	1,713,874	3,527,952	752,484	1,456,459
—	110,294	158,013	549,529	87,310	295,525	45,191	147,638
(761,314)	(1,946,833)	(5,050,555)	(7,799,068)	(2,193,331)	(3,730,284)	(857,356)	(1,669,810)
(488,454)	(1,173,878)	(659,033)	1,757,775	(392,147)	93,193	(59,681)	(65,713)

The accompanying notes are an integral part of these financial statements

2020 Semiannual Report | June 30, 2020	Page 107

Statements of Changes in Net Assets For the Six Months Ended June 30, 2020 (unaudited) and the Year Ended December 31, 2019
	Dynamic Allocation Fund		Quantex Fund
	2020	2019	2020	2019
Operations
Net investment income (loss)	$715,436	$2,477,112	$260,064	$457,753
Net realized gain (loss) from investment transactions, futures contracts, and distributions of long-term realized gains by other investment companies	(9,141,166)	10,767,864	905,023	(6,200)
Net change in unrealized appreciation (depreciation) of investment transactions and futures contracts	(509,600)	28,083,219	(18,312,832)	10,276,756
Net change in net assets resulting from operations	(8,935,330)	41,328,195	(17,147,745)	10,728,309

Distributions to Shareholders
Retail Class	(62,809)	(913,644)	(58,743)	(180,584)
Adviser Class	(44,550)	(313,636)	(3,202)	(7,848)
Institutional Class	(466,519)	(3,749,086)	(104,207)	(333,427)
Money Market Funds
Net change in net assets resulting from distributions	(573,878)	(4,976,366)	(166,152)	(521,859)

Capital Transactions:
Issued	17,251,424	34,492,243	5,083,689	12,115,546
Reinvested	572,559	4,969,211	157,863	409,937
Redeemed	(36,693,485)	(49,475,357)	(13,926,445)	(24,649,606)
Net change in net assets resulting from capital transactions	(18,869,502)	(10,013,903)	(8,684,893)	(12,124,123)

Total Change in Net Assets	(28,378,710)	26,337,926	(25,998,790)	(1,917,673)

Net Assets - Beginning of Year	200,232,993	173,895,067	62,738,725	64,656,398

Net Assets - End of Year	$171,854,283	$200,232,993	$36,739,935	$62,738,725

Share Transactions:
Issued	1,609,080	3,147,990	192,335	338,751
Reinvested	50,376	428,100	5,659	11,297
Redeemed	(3,361,009)	(4,466,355)	(533,325)	(702,095)
Net change in shares	(1,701,553)	(890,265)	(335,331)	(352,047)

The accompanying notes are an integral part of these financial statements

Page 108	2020 Semiannual Report | June 30, 2020

Total Return Bond Fund		Prime Money Market Fund		Institutional Prime Money Market Fund
2020	2019	2020	2019	2020	2019

$528,274	$1,740,487	$153,659	$725,101	$1,689,195	$9,951,805
(52,248)	556,683	—	—	164	(20)
2,138,096	2,627,781	—	—	76,705	73,938
2,614,122	4,924,951	153,659	725,101	1,766,064	10,025,723

(92,692)	(318,972)
(44,198)	(105,786)
(447,352)	(1,325,202)
		(153,659)	(725,101)	(1,689,195)	(9,951,803)
(584,242)	(1,749,960)	(153,659)	(725,101)	(1,689,195)	(9,951,803)

13,075,312	16,660,352	12,027,231	21,752,554	246,497,772	337,972,181
579,249	1,737,187	151,572	686,595	274,294	1,149,955
(13,067,964)	(26,679,180)	(10,434,549)	(28,496,871)	(344,812,382)	(440,678,548)
586,597	(8,281,641)	1,744,254	(6,057,722)	(98,040,316)	(101,556,412)

2,616,477	(5,106,650)	1,744,254	(6,057,722)	(97,963,447)	(101,482,492)

61,832,475	66,939,125	34,823,092	40,880,814	370,120,016	471,602,508

$64,448,952	$61,832,475	$36,567,346	$34,823,092	$272,156,569	$370,120,016

1,361,932	1,785,878	12,027,231	21,752,554	246,506,523	337,937,146
60,106	185,122	151,572	686,595	274,298	1,149,805
(1,368,743)	(2,847,058)	(10,434,549)	(28,496,871)	(344,885,592)	(440,622,456)
53,295	(876,058)	1,744,254	(6,057,722)	(98,104,771)	(101,535,505)

The accompanying notes are an integral part of these financial statements

2020 Semiannual Report | June 30, 2020	Page 109

Financial Highlights For a Share Outstanding Through the Six Months Ended June 30, 2020 (unaudited) and Each Fiscal Period Ended December 31,
		Income from Investment Operations			Less Distributions
	Net Asset Value, Beginning of Period	Net Investment Income (Loss) (5)	Net gains (losses) on securities and futures (both realized and unrealized)	Total from Investment Operations	From Net Investment Income	From Net Capital Gains	From Return of Capital	Total Distributions
Muirfield Fund - Retail Class (1)(2)(3)(4)
2020	$7.91	0.02	(0.97)	(0.95)	(0.02)	0.00	0.00	(0.02)
2019	$7.16	0.07	0.89	0.96	(0.03)	(0.18)	0.00	(0.21)
2018	$7.54	0.04	(0.31)	(0.27)	(0.04)	(0.07)	0.00	(0.11)
2017	$6.79	0.04	1.34	1.38	(0.04)	(0.59)	0.00	(0.63)
2016	$6.47	0.05	0.32	0.37	(0.05)	0.00	0.00	(0.05)
2015	$7.03	0.02	(0.41)	(0.39)	(0.02)	(0.15)	0.00	(0.17)
Muirfield Fund - Adviser Class (1)(2)(3)(4)
2020	$7.97	0.03	(0.98)	(0.95)	(0.03)	0.00	0.00	(0.03)
2019	$7.20	0.09	0.90	0.99	(0.04)	(0.18)	0.00	(0.22)
2018	$7.57	0.06	(0.31)	(0.25)	(0.05)	(0.07)	0.00	(0.12)
2017	$6.80	0.05	1.34	1.39	(0.03)	(0.59)	0.00	(0.62)
2016 (9)	$6.51	0.01	0.29	0.30	(0.01)	0.00	0.00	(0.01)
Muirfield Fund - Institutional Class (1)(2)(3)(4)
2020	$7.99	0.03	(0.99)	(0.96)	(0.03)	0.00	0.00	(0.03)
2019	$7.21	0.10	0.90	1.00	(0.04)	(0.18)	0.00	(0.22)
2018	$7.57	0.08	(0.31)	(0.23)	(0.06)	(0.07)	0.00	(0.13)
2017	$6.80	0.07	1.33	1.40	(0.04)	(0.59)	0.00	(0.63)
2016 (9)	$6.51	0.02	0.29	0.31	(0.02)	0.00	0.00	(0.02)
Spectrum Fund - Retail Class (1)(2)(3)(4)
2020	$12.19	0.01	(1.98)	(1.97)	0.00	0.00	0.00	0.00
2019	$10.89	0.04	1.38	1.42	(0.01)	(0.11)	0.00	(0.12)
2018	$11.48	0.03	(0.49)	(0.46)	0.00	(0.13)	0.00	(0.13)
2017	$10.28	(0.01)	1.99	1.98	0.00	(0.78)	0.00	(0.78)
2016	$9.73	0.02	0.66	0.68	(0.02)	(0.11)	0.00	(0.13)
2015 (6)	$10.00	(0.04)	(0.08)	(0.12)	0.00	(0.13)	(0.02)	(0.15)
Spectrum Fund - Adviser Class (1)(2)(3)(4)
2020	$12.27	0.03	(1.99)	(1.96)	0.00	0.00	0.00	0.00
2019	$10.95	0.07	1.37	1.44	(0.01)	(0.11)	0.00	(0.12)
2018	$11.53	0.06	(0.48)	(0.42)	(0.03)	(0.13)	0.00	(0.16)
2017	$10.29	0.02	2.00	2.02	0.00	(0.78)	0.00	(0.78)
2016 (9)	$9.97	0.02	0.43	0.45	(0.02)	(0.11)	0.00	(0.13)
Spectrum Fund - Institutional Class (1)(2)(3)(4)
2020	$12.31	0.03	(2.00)	(1.97)	0.00	0.00	0.00	0.00
2019	$10.96	0.09	1.38	1.47	(0.01)	(0.11)	0.00	(0.12)
2018	$11.54	0.08	(0.49)	(0.41)	(0.04)	(0.13)	0.00	(0.17)
2017	$10.29	0.05	1.98	2.03	0.00	(0.78)	0.00	(0.78)
2016 (9)	$9.97	0.02	0.43	0.45	(0.02)	(0.11)	0.00	(0.13)

See footnotes on pages 118 and 119.

The accompanying notes are an integral part of these financial statements

Page 110	2020 Semiannual Report | June 30, 2020

		Ratios/ Supplemental Data
Net Asset Value, End of Period	Total Return (Assumes Reinvestment of Distributions)	Net Assets, End of Period ($000)	Ratio of Net Investment Income (Loss) to Average Net Assets	Ratio of Expenses to Average Net Assets After Fee Reductions (10)	Ratio of Expenses to Average Net Assets Before Fee Reductions (11)	Portfolio Turnover Rate

$6.94	(12.01%)	$137,937	0.61%	1.28%	1.28%	113%
$7.91	13.53%	$189,105	0.94%	1.28%	1.28%	222%
$7.16	(3.66%)	$203,287	0.54%	1.32%	1.32%	225%
$7.54	20.29%	$250,322	0.49%	1.33%	1.33%	276%
$6.79	5.72%	$390,817	0.73%	1.36%	1.35%	414%
$6.47	(5.50%)	$390,945	0.33%	1.35%	1.37%	277%

$6.99	(11.92%)	$47,233	0.91%	0.98%	0.98%	113%
$7.97	13.81%	$60,024	1.14%	1.09%	1.09%	222%
$7.20	(3.39%)	$61,159	0.79%	1.10%	1.17%	225%
$7.57	20.50%	$41,440	0.71%	1.11%	1.20%	276%
$6.80	4.68%	$154	1.32%	0.99%	0.99%	414%

$7.00	(12.02%)	$358,138	0.92%	0.96%	0.96%	113%
$7.99	14.01%	$432,299	1.35%	0.87%	0.98%	222%
$7.21	(3.17%)	$346,563	1.00%	0.90%	0.98%	225%
$7.57	20.60%	$186,200	0.88%	0.91%	1.00%	276%
$6.80	4.72%	$845	1.33%	0.98%	0.98%	414%

$10.22	(16.16%)	$36,977	0.17%	1.92%	1.92%	75%
$12.19	13.03%	$51,060	0.37%	1.77%	1.77%	74%
$10.89	(3.97%)	$51,083	0.26%	1.89%	1.89%	97%
$11.48	19.28%	$59,441	(0.08%)	2.16%	2.16%	120%
$10.28	6.97%	$124,009	0.16%	1.99%	1.99%	235%
$9.73	(1.21%)	$125,597	(0.36%)	2.12%	2.19%	161%

$10.31	(15.97%)	$11,886	0.54%	1.55%	1.55%	75%
$12.27	13.17%	$15,564	0.63%	1.51%	1.51%	74%
$10.95	(3.67%)	$14,486	0.49%	1.70%	1.70%	97%
$11.53	19.65%	$12,921	0.21%	1.89%	2.01%	120%
$10.29	4.49%	$48	1.07%	1.88%	1.88%	235%

$10.34	(16.00%)	$125,680	0.55%	1.52%	1.52%	75%
$12.31	13.44%	$146,443	0.77%	1.38%	1.40%	74%
$10.96	(3.51%)	$117,166	0.71%	1.50%	1.50%	97%
$11.54	19.75%	$82,513	0.45%	1.70%	1.82%	120%
$10.29	4.52%	$461	1.07%	1.87%	1.87%	235%

See footnotes on pages 118 and 119.

The accompanying notes are an integral part of these financial statements

2020 Semiannual Report | June 30, 2020	Page 111

Financial Highlights For a Share Outstanding Through the Six Months Ended June 30, 2020 (unaudited) and Each Fiscal Period Ended December 31,
		Income from Investment Operations			Less Distributions
	Net Asset Value, Beginning of Period	Net Investment Income (Loss) (5)	Net gains (losses) on securities and futures (both realized and unrealized)	Total from Investment Operations	From Net Investment Income	From Net Capital Gains	From Return of Capital	Total Distributions
Global Allocation Fund - Retail Class (1)(2)(3)(4)
2020	$11.32	(0.00)	(1.52)	(1.52)	0.00	0.00	0.00	0.00
2019	$10.22	0.08	1.26	1.34	(0.04)	(0.20)	0.00	(0.24)
2018	$11.53	0.05	(0.85)	(0.80)	(0.06)	(0.45)	0.00	(0.51)
2017	$9.56	0.04	2.09	2.13	(0.03)	(0.13)	0.00	(0.16)
2016	$9.34	0.09	0.24	0.33	(0.11)	0.00	0.00	(0.11)
2015	$10.38	0.04	(0.79)	(0.75)	(0.04)	(0.25)	0.00	(0.29)
Global Allocation Fund - Adviser Class (1)(2)(3)(4)
2020	$11.35	0.02	(1.53)	(1.51)	0.00	0.00	0.00	0.00
2019	$10.24	0.11	1.25	1.36	(0.05)	(0.20)	0.00	(0.25)
2018	$11.54	0.09	(0.86)	(0.77)	(0.08)	(0.45)	0.00	(0.53)
2017	$9.57	0.15	2.03	2.18	(0.08)	(0.13)	0.00	(0.21)
2016 (9)	$9.41	0.06	0.16	0.22	(0.06)	0.00	0.00	(0.06)
Global Allocation Fund - Institutional Class (1)(2)(3)(4)
2020	$11.36	0.02	(1.53)	(1.51)	0.00	0.00	0.00	0.00
2019	$10.24	0.13	1.26	1.39	(0.07)	(0.20)	0.00	(0.27)
2018	$11.55	0.11	(0.86)	(0.75)	(0.11)	(0.45)	0.00	(0.56)
2017	$9.58	0.12	2.09	2.21	(0.11)	(0.13)	0.00	(0.24)
2016 (9)	$9.41	0.06	0.16	0.22	(0.05)	0.00	0.00	(0.05)
Balanced Fund - Retail Class (1)(2)(3)(4)
2020	$12.26	0.04	(1.01)	(0.97)	(0.04)	0.00	0.00	(0.04)
2019	$11.08	0.16	1.20	1.36	(0.09)	(0.09)	0.00	(0.18)
2018	$11.61	0.12	(0.49)	(0.37)	(0.10)	(0.06)	0.00	(0.16)
2017	$10.74	0.09	1.49	1.58	(0.11)	(0.60)	0.00	(0.71)
2016	$10.36	0.11	0.39	0.50	(0.12)	0.00	0.00	(0.12)
2015	$10.98	0.09	(0.58)	(0.49)	(0.08)	(0.05)	0.00	(0.13)
Balanced Fund - Adviser Class (1)(2)(3)(4)
2020	$12.35	0.06	(1.01)	(0.95)	(0.06)	0.00	0.00	(0.06)
2019	$11.15	0.19	1.21	1.40	(0.11)	(0.09)	0.00	(0.20)
2018	$11.68	0.15	(0.49)	(0.34)	(0.13)	(0.06)	0.00	(0.19)
2017	$10.74	0.13	1.50	1.63	(0.09)	(0.60)	0.00	(0.69)
2016 (9)	$10.49	0.04	0.25	0.29	(0.04)	0.00	0.00	(0.04)
Balanced Fund - Institutional Class (1)(2)(3)(4)
2020	$12.36	0.06	(1.01)	(0.95)	(0.06)	0.00	0.00	(0.06)
2019	$11.15	0.21	1.21	1.42	(0.12)	(0.09)	0.00	(0.21)
2018	$11.68	0.18	(0.51)	(0.33)	(0.14)	(0.06)	0.00	(0.20)
2017	$10.75	0.16	1.47	1.63	(0.10)	(0.60)	0.00	(0.70)
2016 (9)	$10.49	0.04	0.26	0.30	(0.04)	0.00	0.00	(0.04)

See footnotes on pages 118 and 119.

The accompanying notes are an integral part of these financial statements

Page 112	2020 Semiannual Report | June 30, 2020

		Ratios/ Supplemental Data
Net Asset Value, End of Period	Total Return (Assumes Reinvestment of Distributions)	Net Assets, End of Period ($000)	Ratio of Net Investment Income (Loss) to Average Net Assets	Ratio of Expenses to Average Net Assets After Fee Reductions (10)	Ratio of Expenses to Average Net Assets Before Fee Reductions (11)	Portfolio Turnover Rate

$9.80	(13.43%)	$8,308	(0.03%)	1.76%	1.76%	93%
$11.32	13.17%	$11,154	0.76%	1.68%	1.68%	185%
$10.22	(6.94%)	$13,810	0.47%	1.63%	1.63%	163%
$11.53	22.33%	$35,512	0.35%	1.63%	1.63%	179%
$9.56	3.54%	$75,657	1.00%	1.41%	1.54%	169%
$9.34	(7.21%)	$106,422	0.42%	1.42%	1.50%	170%

$9.84	(13.30%)	$1,560	0.33%	1.40%	1.40%	93%
$11.35	13.34%	$1,772	1.01%	1.45%	1.45%	185%
$10.24	(6.73%)	$1,624	0.75%	1.44%	1.44%	163%
$11.54	22.84%	$1,057	1.38%	1.33%	1.44%	179%
$9.57	2.34%	$30	3.79%	1.17%	1.17%	169%

$9.85	(13.29%)	$29,922	0.42%	1.32%	1.32%	93%
$11.36	13.66%	$38,497	1.19%	1.25%	1.25%	185%
$10.24	(6.57%)	$42,976	0.94%	1.20%	1.20%	163%
$11.55	23.07%	$37,369	1.13%	1.10%	1.21%	179%
$9.58	2.34%	$330	3.76%	1.18%	1.18%	169%

$11.25	(7.91%)	$77,052	0.68%	1.41%	1.41%	103%
$12.26	12.29%	$92,815	1.34%	1.41%	1.41%	180%
$11.08	(3.25%)	$90,133	1.06%	1.43%	1.43%	218%
$11.61	14.74%	$97,116	0.81%	1.49%	1.49%	226%
$10.74	4.84%	$229,738	1.02%	1.46%	1.46%	322%
$10.36	(4.47%)	$288,803	0.81%	1.47%	1.48%	246%

$11.34	(7.69%)	$17,916	1.05%	1.04%	1.04%	103%
$12.35	12.59%	$20,182	1.61%	1.14%	1.14%	180%
$11.15	(2.99%)	$19,301	1.31%	1.21%	1.23%	218%
$11.68	15.21%	$12,137	1.13%	1.21%	1.30%	226%
$10.74	2.77%	$89	2.42%	1.06%	1.06%	322%

$11.35	(7.69%)	$272,269	1.05%	1.04%	1.04%	103%
$12.36	12.77%	$295,200	1.79%	0.96%	1.04%	180%
$11.15	(2.85%)	$239,375	1.51%	1.02%	1.05%	218%
$11.68	15.25%	$169,586	1.35%	1.02%	1.11%	226%
$10.75	2.83%	$219	2.42%	1.07%	1.07%	322%

See footnotes on pages 118 and 119.

The accompanying notes are an integral part of these financial statements

2020 Semiannual Report | June 30, 2020	Page 113

Financial Highlights For a Share Outstanding Through the Six Months Ended June 30, 2020 (unaudited) and Each Fiscal Period Ended December 31,
		Income from Investment Operations				Less Distributions
	Net Asset Value, Beginning of Period	Net Investment Income (Loss) (5)		Net gains (losses) on securities and futures (both realized and unrealized)	Total from Investment Operations	From Net Investment Income	From Net Capital Gains	From Return of Capital	Total Distributions
Moderate Allocation Fund - Retail Class (1)(2)(3)(4)
2020	$11.85	0.05		(0.66)	(0.61)	(0.05)	0.00	0.00	(0.05)
2019	$10.84	0.20		1.00	1.20	(0.19)	0.00	0.00	(0.19)
2018	$11.66	0.18		(0.48)	(0.30)	(0.16)	(0.36)	0.00	(0.52)
2017	$10.46	0.07		1.60	1.67	(0.05)	(0.42)	0.00	(0.47)
2016	$9.50	0.16		0.97	1.13	(0.17)	0.00	0.00	(0.17)
2015 (7)	$10.00	0.18		(0.59)	(0.41)	(0.09)	0.00	0.00	(0.09)
Moderate Allocation Fund - Adviser Class (1)(2)(3)(4)
2020	$11.86	0.07		(0.66)	(0.59)	(0.07)	0.00	0.00	(0.07)
2019	$10.85	0.24		1.00	1.24	(0.23)	0.00	0.00	(0.23)
2018	$11.66	0.21		(0.49)	(0.28)	(0.17)	(0.36)	0.00	(0.53)
2017	$10.46	0.12		1.59	1.71	(0.09)	(0.42)	0.00	(0.51)
2016 (9)	$9.87	0.03		0.59	0.62	(0.03)	0.00	0.00	(0.03)
Moderate Allocation Fund - Institutional Class (1)(2)(3)(4)
2020	$11.89	0.07		(0.66)	(0.59)	(0.07)	0.00	0.00	(0.07)
2019	$10.88	0.25		1.00	1.25	(0.24)	0.00	0.00	(0.24)
2018	$11.68	0.23		(0.48)	(0.25)	(0.19)	(0.36)	0.00	(0.55)
2017	$10.47	0.14		1.59	1.73	(0.10)	(0.42)	0.00	(0.52)
2016 (9)	$9.87	0.03		0.59	0.62	(0.02)	0.00	0.00	(0.02)
Conservative Allocation Fund - Retail Class (1)(2)(3)(4)
2020	$22.85	0.13		(0.61)	(0.48)	(0.14)	0.00	0.00	(0.14)
2019	$21.18	0.51		1.65	2.16	(0.49)	0.00	0.00	(0.49)
2018	$22.54	0.46		(1.04)	(0.58)	(0.40)	(0.38)	0.00	(0.78)
2017	$21.32	0.27		1.36	1.63	(0.41)	0.00	0.00	(0.41)
2016	$18.17	0.11		3.48	3.59	0.00	(0.20)	(0.24)	(0.44)
2015	$30.45	0.17		(5.40)	(5.23)	(0.25)	(6.80)	0.00	(7.05)
Conservative Allocation Fund - Adviser Class (1)(2)(3)(4)
2020	$23.13	0.17		(0.61)	(0.44)	(0.17)	0.00	0.00	(0.17)
2019	$21.44	0.57		1.67	2.24	(0.55)	0.00	0.00	(0.55)
2018	$22.82	0.52		(1.08)	(0.56)	(0.44)	(0.38)	0.00	(0.82)
2017	$21.34	0.36		1.35	1.71	(0.23)	0.00	0.00	(0.23)
2016 (9)	$21.02	0.00	*	0.55	0.55	0.00	(0.20)	(0.03)	(0.23)
Conservative Allocation Fund - Institutional Class (1)(2)(3)(4)
2020	$23.18	0.17		(0.62)	(0.45)	(0.18)	0.00	0.00	(0.18)
2019	$21.49	0.59		1.68	2.27	(0.58)	0.00	0.00	(0.58)
2018	$22.85	0.56		(1.07)	(0.51)	(0.47)	(0.38)	0.00	(0.85)
2017	$21.34	0.59		1.14	1.73	(0.22)	0.00	0.00	(0.22)
2016 (9)	$21.02	0.00	*	0.55	0.55	0.00	(0.20)	(0.03)	(0.23)

See footnotes on pages 118 and 119.

The accompanying notes are an integral part of these financial statements

Page 114	2020 Semiannual Report | June 30, 2020

		Ratios/ Supplemental Data
Net Asset Value, End of Period	Total Return (Assumes Reinvestment of Distributions)	Net Assets, End of Period ($000)	Ratio of Net Investment Income (Loss) to Average Net Assets	Ratio of Expenses to Average Net Assets After Fee Reductions (10)	Ratio of Expenses to Average Net Assets Before Fee Reductions (11)	Portfolio Turnover Rate

$11.19	(5.14%)	$31,829	0.88%	1.38%	1.38%	95%
$11.85	11.13%	$35,460	1.73%	1.38%	1.38%	155%
$10.84	(2.60%)	$32,502	1.51%	1.39%	1.44%	213%
$11.66	15.99%	$24,635	0.61%	1.67%	1.73%	349%
$10.46	12.06%	$56,744	1.62%	1.61%	1.80%	250%
$9.50	(4.15%)	$42,099	1.80%	1.66%	1.85%	70%

$11.20	(4.96%)	$9,126	1.25%	1.01%	1.01%	95%
$11.86	11.45%	$10,080	2.00%	1.11%	1.11%	155%
$10.85	(2.47%)	$9,480	1.78%	1.19%	1.24%	213%
$11.66	16.40%	$3,538	1.03%	1.35%	1.50%	349%
$10.46	6.32%	$22	1.92%	1.21%	1.21%	250%

$11.23	(4.95%)	$122,770	1.26%	1.00%	1.00%	95%
$11.89	11.52%	$132,500	2.10%	1.01%	1.01%	155%
$10.88	(2.20%)	$119,881	1.97%	1.01%	1.05%	213%
$11.68	16.55%	$37,945	1.29%	1.13%	1.28%	349%
$10.47	6.31%	$229	1.92%	1.24%	1.24%	250%

$22.23	(2.09%)	$30,264	1.19%	1.29%	1.29%	90%
$22.85	10.25%	$31,688	2.19%	1.28%	1.28%	136%
$21.18	(2.62%)	$30,759	2.09%	1.27%	1.38%	185%
$22.54	7.64%	$12,545	1.24%	1.70%	2.57%	135%
$21.32	19.87%	$20,450	0.55%	2.17%	2.55%	44%
$18.17	(16.92%)	$20,034	0.56%	1.98%	2.01%	54%

$22.52	(1.89%)	$6,865	1.54%	0.94%	0.94%	90%
$23.13	10.51%	$6,787	2.44%	1.04%	1.04%	136%
$21.44	(2.50%)	$6,110	2.29%	1.12%	1.22%	185%
$22.82	8.01%	$682	1.63%	1.07%	1.97%	135%
$21.34	2.64%	$7	0.11%	1.93%	2.18%	44%

$22.55	(1.92%)	$95,750	1.54%	0.93%	0.93%	90%
$23.18	10.61%	$99,456	2.54%	0.94%	0.94%	136%
$21.49	(2.28%)	$92,412	2.50%	0.92%	1.04%	185%
$22.85	8.10%	$11,739	2.65%	0.49%	1.39%	135%
$21.34	2.62%	$305	0.08%	1.96%	2.21%	44%

See footnotes on pages 118 and 119.

The accompanying notes are an integral part of these financial statements

2020 Semiannual Report | June 30, 2020	Page 115

Financial Highlights For a Share Outstanding Through the Six Months Ended June 30, 2020 (unaudited) and Each Fiscal Period Ended December 31,
		Income from Investment Operations			Less Distributions
	Net Asset Value, Beginning of Period	Net Investment Income (Loss) (5)	Net gains (losses) on securities and futures (both realized and unrealized)	Total from Investment Operations	From Net Investment Income	From Net Capital Gains	From Return of Capital	Total Distributions
Dynamic Allocation Fund - Retail Class (1)(2)(3)(4)
2020	$11.87	0.03	(0.55)	(0.52)	(0.02)	0.00	0.00	(0.02)
2019	$9.79	0.11	2.23	2.34	(0.08)	(0.18)	0.00	(0.26)
2018	$10.85	0.07	(1.00)	(0.93)	(0.06)	(0.07)	0.00	(0.13)
2017	$9.72	0.06	1.99	2.05	(0.07)	(0.85)	0.00	(0.92)
2016	$9.36	0.10	0.40	0.50	(0.09)	(0.05)	0.00	(0.14)
2015	$10.02	0.05	(0.40)	(0.35)	(0.05)	(0.26)	0.00	(0.31)
Dynamic Allocation Fund - Adviser Class (1)(2)(3)(4)
2020	$11.91	0.05	(0.55)	(0.50)	(0.04)	0.00	0.00	(0.04)
2019	$9.82	0.13	2.24	2.37	(0.10)	(0.18)	0.00	(0.28)
2018	$10.88	0.09	(1.00)	(0.91)	(0.08)	(0.07)	0.00	(0.15)
2017	$9.73	0.10	1.97	2.07	(0.07)	(0.85)	0.00	(0.92)
2016 (9)	$9.34	0.02	0.44	0.46	(0.02)	(0.05)	0.00	(0.07)
Dynamic Allocation Fund - Institutional Class (1)(2)(3)(4)
2020	$11.90	0.05	(0.54)	(0.49)	(0.04)	0.00	0.00	(0.04)
2019	$9.82	0.15	2.23	2.38	(0.12)	(0.18)	0.00	(0.30)
2018	$10.86	0.12	(1.00)	(0.88)	(0.09)	(0.07)	0.00	(0.16)
2017	$9.72	0.12	1.97	2.09	(0.10)	(0.85)	0.00	(0.95)
2016 (9)	$9.34	0.02	0.43	0.45	(0.02)	(0.05)	0.00	(0.07)
Quantex Fund - Retail Class (1)(2)(3)(4)
2020	$37.91	0.16	(10.10)	(9.94)	(0.10)	0.00	0.00	(0.10)
2019	$32.22	0.19	5.75	5.94	(0.25)	0.00	0.00	(0.25)
2018	$36.76	(0.01)	(4.53)	(4.54)	0.00	0.00	0.00	0.00
2017	$33.36	0.09	4.38	4.47	(0.06)	(1.01)	0.00	(1.07)
2016	$27.84	0.14	6.02	6.16	(0.16)	(0.48)	0.00	(0.64)
2015	$35.20	0.17	(2.78)	(2.61)	(0.17)	(4.58)	0.00	(4.75)
Quantex Fund - Adviser Class (1)(2)(3)(4)
2020	$38.01	0.17	(10.12)	(9.95)	(0.11)	0.00	0.00	(0.11)
2019	$32.28	0.24	5.76	6.00	(0.27)	0.00	0.00	(0.27)
2018	$36.78	0.10	(4.60)	(4.50)	0.00	0.00	0.00	0.00
2017	$33.37	0.21	4.35	4.56	(0.14)	(1.01)	0.00	(1.15)
2016 (9)	$30.67	0.04	3.18	3.22	(0.04)	(0.48)	0.00	(0.52)
Quantex - Institutional Class (1)(2)(3)(4)
2020	$38.01	0.19	(10.13)	(9.94)	(0.15)	0.00	0.00	(0.15)
2019	$32.29	0.29	5.77	6.06	(0.34)	0.00	0.00	(0.34)
2018	$36.77	0.20	(4.62)	(4.42)	(0.06)	0.00	0.00	(0.06)
2017	$33.37	0.26	4.35	4.61	(0.20)	(1.01)	0.00	(1.21)
2016 (9)	$30.67	0.04	3.18	3.22	(0.04)	(0.48)	0.00	(0.52)

See footnotes on pages 118 and 119.

The accompanying notes are an integral part of these financial statements

Page 116	2020 Semiannual Report | June 30, 2020

		Ratios/ Supplemental Data
Net Asset Value, End of Period	Total Return (Assumes Reinvestment of Distributions)	Net Assets, End of Period ($000)	Ratio of Net Investment Income (Loss) to Average Net Assets	Ratio of Expenses to Average Net Assets After Fee Reductions (10)	Ratio of Expenses to Average Net Assets Before Fee Reductions (11)	Portfolio Turnover Rate

$11.33	(4.38%)	$35,490	0.50%	1.43%	1.53%	125%
$11.87	24.00%	$40,977	0.97%	1.41%	1.51%	265%
$9.79	(8.66%)	$40,732	0.62%	1.45%	1.55%	273%
$10.85	21.20%	$50,570	0.59%	1.51%	1.58%	252%
$9.72	5.37%	$118,293	1.04%	1.42%	1.56%	369%
$9.36	(3.46%)	$116,559	0.47%	1.48%	1.54%	245%

$11.37	(4.20%)	$12,628	0.85%	1.07%	1.17%	125%
$11.91	24.29%	$13,137	1.20%	1.18%	1.28%	265%
$9.82	(8.49%)	$11,198	0.84%	1.23%	1.33%	273%
$10.88	21.42%	$10,140	0.87%	1.27%	1.34%	252%
$9.73	4.89%	$48	1.33%	1.12%	1.12%	369%

$11.37	(4.09%)	$123,737	0.92%	1.01%	1.11%	125%
$11.90	24.40%	$146,119	1.38%	1.00%	1.10%	265%
$9.82	(8.18%)	$121,965	1.08%	1.01%	1.11%	273%
$10.86	21.61%	$70,187	1.10%	1.05%	1.12%	252%
$9.72	4.80%	$592	1.33%	1.11%	1.11%	369%

$27.87	(26.22%)	$16,430	1.05%	1.52%	1.52%	72%
$37.91	18.48%	$24,979	0.52%	1.53%	1.53%	82%
$32.22	(12.35%)	$28,319	(0.03%)	1.57%	1.62%	116%
$36.76	13.42%	$60,161	0.27%	1.52%	1.66%	72%
$33.36	22.14%	$85,235	0.47%	1.52%	1.77%	91%
$27.84	(7.68%)	$58,883	0.46%	1.26%	1.75%	87%

$27.95	(26.18%)	$817	1.18%	1.41%	1.41%	72%
$38.01	18.63%	$1,113	0.67%	1.41%	1.41%	82%
$32.28	(12.22%)	$923	0.28%	1.42%	1.47%	116%
$36.78	13.68%	$2,114	0.59%	1.39%	1.56%	72%
$33.37	10.48%	$31	0.75%	1.15%	1.40%	91%

$27.92	(26.15%)	$19,492	1.24%	1.36%	1.36%	72%
$38.01	18.81%	$36,646	0.82%	1.25%	1.25%	82%
$32.29	(12.05%)	$35,414	0.54%	1.21%	1.26%	116%
$36.77	13.84%	$32,489	0.75%	1.18%	1.35%	72%
$33.37	10.48%	$951	0.75%	1.15%	1.40%	91%

See footnotes on pages 118 and 119.

The accompanying notes are an integral part of these financial statements

2020 Semiannual Report | June 30, 2020	Page 117

Financial Highlights For a Share Outstanding Through the Six Months Ended June 30, 2020 (unaudited) and Each Fiscal Period Ended December 31,
		Income from Investment Operations			Less Distributions
	Net Asset Value, Beginning of Period	Net Investment Income (Loss) (5)	Net gains (losses) on securities and futures (both realized and unrealized)	Total from Investment Operations	From Net Investment Income	From Net Capital Gains	From Return of Capital	Total Distributions
Total Return Bond Fund - Retail Class (1)(2)(3)(4)
2020	$9.46	0.07	0.33	0.40	(0.08)	0.00	0.00	(0.08)
2019	$9.03	0.23	0.42	0.65	(0.22)	0.00	0.00	(0.22)
2018	$9.37	0.17	(0.33)	(0.16)	(0.18)	0.00	0.00	(0.18)
2017	$9.28	0.24	0.10	0.34	(0.25)	0.00	0.00	(0.25)
2016	$9.14	0.27	0.14	0.41	(0.27)	0.00	0.00	(0.27)
2015	$9.63	0.27	(0.51)	(0.24)	(0.25)	0.00	0.00	(0.25)
Total Return Bond Fund - Adviser Class (1)(2)(3)(4)
2020	$9.47	0.08	0.33	0.41	(0.09)	0.00	0.00	(0.09)
2019	$9.04	0.26	0.42	0.68	(0.25)	0.00	0.00	(0.25)
2018	$9.38	0.21	(0.35)	(0.14)	(0.20)	0.00	0.00	(0.20)
2017	$9.28	0.28	0.10	0.38	(0.28)	0.00	0.00	(0.28)
2016 (9)	$9.46	0.09	(0.19)	(0.10)	(0.08)	0.00	0.00	(0.08)
Total Return Bond Fund - Institutional Class (1)(2)(3)(4)
2020	$9.47	0.09	0.32	0.41	(0.09)	0.00	0.00	(0.09)
2019	$9.04	0.27	0.42	0.69	(0.26)	0.00	0.00	(0.26)
2018	$9.38	0.23	(0.35)	(0.12)	(0.22)	0.00	0.00	(0.22)
2017	$9.28	0.31	0.08	0.39	(0.29)	0.00	0.00	(0.29)
2016 (9)	$9.46	0.08	(0.18)	(0.10)	(0.08)	0.00	0.00	(0.08)
Prime Money Market Fund (1)(2)(3)(4)
2020	$1.00	0.004	N/A	0.004	(0.004)	0.000	0.000	(0.004)
2019	$1.00	0.020	N/A	0.020	(0.020)	0.000	0.000	(0.020)
2018	$1.00	0.016	N/A	0.016	(0.016)	0.000	0.000	(0.016)
2017	$1.00	0.007	N/A	0.007	(0.007)	0.000	0.000	(0.007)
2016	$1.00	0.003	N/A	0.003	(0.003)	0.000	0.000	(0.003)
2015	$1.00	0.001	N/A	0.001	(0.001)	0.000	0.000	(0.001)
Institutional Prime Money Market Fund (1)(2)(3)(4)
2020	$1.0000	0.0051	0.0004	0.0055	(0.0050)	0.0000	0.0000	(0.0050)
2019	$0.9999	0.0231	0.0000	0.0231	(0.0230)	0.0000	0.0000	(0.0230)
2018	$0.9999	0.0190	0.0000	0.0190	(0.0190)	0.0000	0.0000	(0.0190)
2017	$1.0001	0.0101	(0.0003)	0.0098	(0.0100)	0.0000	0.0000	(0.0100)
2016 (8)	$1.0000	0.0010	0.0001	0.0011	(0.0010)	0.0000	0.0000	(0.0010)

1

Ratio of net investment income (loss) to average net assets, ratio of expenses to average net assets after fee reductions, and ratio of expenses to average net assets before fee reductions do not include impact of expenses of the underlying security holdings as represented in the schedule of investments.

2	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
3	Total return and portfolio turnover rate are not annualized for periods of less than one full year.
4

Ratio of net investment income (loss) to average net assets, ratio of expenses to average net assets after fee reductions, and ratio of expenses to average net assets before fee reductions are annualized for periods of less than one full year.

5	Except for the Money Market Funds, net investment income per share is based on average shares outstanding during the period.

The accompanying notes are an integral part of these financial statements

Page 118	2020 Semiannual Report | June 30, 2020

		Ratios/ Supplemental Data
Net Asset Value, End of Period	Total Return (Assumes Reinvestment of Distributions)	Net Assets, End of Period ($000)	Ratio of Net Investment Income (Loss) to Average Net Assets	Ratio of Expenses to Average Net Assets After Fee Reductions (10)	Ratio of Expenses to Average Net Assets Before Fee Reductions (11)	Portfolio Turnover Rate

$9.78	4.20%	$11,752	1.40%	1.17%	1.28%	59%
$9.46	7.24%	$11,137	2.27%	1.14%	1.25%	95%
$9.03	(1.67%)	$14,932	1.88%	1.15%	1.26%	102%
$9.37	3.72%	$67,986	2.59%	1.02%	1.03%	133%
$9.28	4.49%	$214,755	2.87%	0.98%	1.00%	217%
$9.14	(2.51%)	$214,618	2.71%	1.01%	1.03%	295%

$9.79	4.38%	$5,063	1.76%	0.79%	0.90%	59%
$9.47	7.54%	$4,205	2.64%	0.88%	0.99%	95%
$9.04	(1.45%)	$3,570	2.33%	0.95%	1.06%	102%
$9.38	4.07%	$9,896	2.95%	0.83%	0.84%	133%
$9.28	(1.05%)	$84	5.49%	0.53%	0.53%	217%

$9.79	4.38%	$47,634	1.78%	0.78%	0.89%	59%
$9.47	7.67%	$46,490	2.72%	0.76%	0.87%	95%
$9.04	(1.22%)	$48,437	2.50%	0.76%	0.87%	102%
$9.38	4.20%	$110,674	3.27%	0.64%	0.65%	133%
$9.28	(1.08%)	$70	5.35%	0.53%	0.53%	217%

$1.00	0.43%	$36,567	0.86%	0.29%	0.92%	N/A
$1.00	2.06%	$34,823	2.05%	0.36%	0.95%	N/A
$1.00	1.59%	$40,881	1.59%	0.44%	0.94%	N/A
$1.00	0.68%	$35,211	0.67%	0.47%	1.00%	N/A
$1.00	0.29%	$36,666	0.28%	0.32%	0.69%	N/A
$1.00	0.07%	$56,530	0.07%	0.18%	0.58%	N/A

$1.0005	0.54%	$272,157	1.03%	0.15%	0.52%	N/A
$1.0000	2.31%	$370,120	2.30%	0.13%	0.50%	N/A
$0.9999	1.90%	$471,603	1.90%	0.16%	0.51%	N/A
$0.9999	0.96%	$296,547	1.01%	0.17%	0.56%	N/A
$1.0001	0.11%	$197,480	0.43%	0.24%	0.62%	N/A

6	Commenced operations on January 1, 2015.
7	Commenced operations on June 30, 2015.
8	Commenced operations on October 7, 2016.
9	Commenced operations on October 31, 2016.
10	Ratio of expenses to average net assets after fee reductions reflects contractual or voluntary waivers and reimbursements of expenses by the investment adviser and transfer agent.
11	Ratio of expenses to average net assets before fee reductions reflects the total expenses before reductions reported in the Statement of Operations.
*	Actual amounts were less than one-half of a cent per share

The accompanying notes are an integral part of these financial statements

2020 Semiannual Report | June 30, 2020	Page 119

Notes to Financial Statements
June 30, 2020 (unaudited)

1.    Organization

Meeder Funds (the Trust) is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Trust offers eleven separate series, all of which are included in this report: Muirfield Fund (Muirfield), Spectrum Fund (Spectrum), Global Allocation Fund (Global), Balanced Fund (Balanced), Moderate Allocation Fund (Moderate), Conservative Allocation Fund (Conservative), Dynamic Allocation Fund (Dynamic), Quantex Fund (Quantex), Total Return Bond Fund (Bond), Prime Money Market Fund (Prime Money Market), and Institutional Prime Money Market Fund (Institutional Prime Money Market)(the Funds).

Each Fund, except Prime Money Market and Institutional Prime Money Market, offers three classes of shares: Retail Class, Adviser Class, and Institutional Class. Prime Money Market and Institutional Prime Money Market offer only one class of shares. The share classes differ with respect to distribution fees, service fees, and other expenses allocated to each class. Eligibility to purchase Adviser and Institutional Class shares is generally limited to customers of financial intermediaries who enter into special arrangements with the Funds or who meet certain initial investment minimums.

Prime Money Market operates as a retail money market fund. The Fund maintains a stable net asset value of $1.00 and is only available for purchase in accounts beneficially owned by natural persons. Institutional Prime Money Market operates as an institutional money market fund open to all forms of investors. Its net asset value fluctuates based upon changes in the value of its investments and the value of its shares is calculated daily to four decimal places. Prime Money Market and Institutional Prime Money Market have adopted policies and procedures to impose liquidity fees on redemptions or temporary redemption gates in the event that the Funds’ weekly liquid assets fall below designated thresholds and the Board of Trustees determines that such liquidity fees or redemption gates are in the best interests of the Fund.

For more information regarding the Funds’ objectives, strategies, and differences in share classes, please refer to the Funds’ prospectus.

2.    Significant Accounting Policies

The Funds’ financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements. The Trust is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services Companies. The following summarizes the significant accounting policies of the Trust and the Funds:

Securities valuation. All investments in securities are recorded at their estimated fair value, as described in Note #3.

Repurchase agreements. Each Fund may engage in repurchase agreement transactions whereby the Fund takes possession of an underlying debt instrument subject to an obligation of the seller to repurchase the instrument from the Fund and an obligation of the Fund to resell the instrument at an agreed upon price and term. At all times, the Fund maintains the fair value of collateral, including accrued interest, of at least 100% of the amount of the repurchase agreement, plus accrued interest. If the seller defaults or the fair value of the collateral declines, realization of the collateral by the Fund may be delayed or limited.

Short sales. Spectrum may enter into short sales as part of its overall portfolio management strategy or to offset a potential decline in value of a security. The Fund may engage in short sales with respect to various types of securities, including ETFs. A short sale involves the sale of a security that is borrowed from a broker or other institution to complete the sale. The Fund may engage in short sales with respect to securities it owns, as well as securities that it does not own. Short sales expose the Fund to the risk that it will be required to acquire, convert or exchange securities to replace the borrowed securities (also known as “covering” the short position) at a time when the securities sold short have appreciated in value, thus resulting in a loss to the Fund. The Fund’s investment performance may also suffer if the Fund is required to close out a short position earlier than it had intended. The Fund must segregate assets determined to be liquid in accordance with procedures established by the Board, or otherwise cover its position in a permissible manner. The Fund will be required to pledge its liquid assets to the broker in order to secure its performance on short sales. As a result, the assets pledged may not be available to meet the Fund’s needs for immediate cash or other liquidity. In addition, the Fund may be subject to expenses related to short sales that are not typically associated with investing in securities directly, such as costs of borrowing and margin account maintenance costs associated with the Fund’s open short positions. These types of short sales expenses are sometimes referred to as the “negative cost of carry,” and will tend to cause the Fund to lose money on a short sale even in instances where the price of the underlying security sold short does not change over the duration of the short sale. Dividend expenses on securities sold short and borrowing costs will be borne by the Fund and are reflected in the Statements of Operations.

Futures & options. Each Fund, except the Money Market Funds, may engage in transactions in financial futures contracts and options contracts in order to manage the risk of unanticipated changes in market values of securities held in the Fund, or which it intends to purchase. The futures and options contracts are adjusted by the daily exchange rate of the underlying currency, or index, and any gains or losses are recorded for financial statement purposes as unrealized gains or losses in the statement of assets and liabilities and the statement of operations until the contract settlement date, at which time realized gains and losses are included in the Statements of Operations.

Page 120	2020 Semiannual Report | June 30, 2020

To the extent that a Fund enters into futures contracts on an index or group of securities, the Fund exposes itself to an indeterminate liability and will be required to pay or receive a sum of money measured by the change in the fair value of the index. Upon entering into a futures contract, the Fund is required to deposit an initial margin, which is either cash or securities (disclosed as pledged as collateral on the Schedules of Investments) in an amount equal to a certain percentage of the contract value. Subsequently, margin movements, which are equal to changes in the daily price or last sale price on the exchanges where futures contracts trade, are recorded as unrealized gains or losses until the contract is closed. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract. Should market conditions move unexpectedly, the Fund may not achieve the anticipated benefits of the futures contract and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates, and the underlying hedged assets. With futures, there is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. Except for the Money Market Funds, it is normal practice for each Fund to invest in futures contracts on a daily basis. The Funds, except for Bond and the Money Market Funds, typically utilize equity index futures contracts to equitize cash positions or adjust targeted stock market exposure. Except for the Money Market Funds, the fixed income portion of any Fund can utilize Treasury futures contracts in order to adjust duration.

Call and put option contracts involve the payment of a premium for the right to purchase or sell an individual security or index aggregate at a specified price until the expiration of the contract. Such transactions expose the Fund to the loss of the premium paid if the Fund does not sell or exercise the contract prior to the expiration date. In the case of a call option, sufficient cash or money market instruments will be segregated to complete the purchase. Options are fair valued on the basis of the daily settlement price or last sale on the exchanges where they trade and the changes in fair value are recorded as unrealized appreciation or depreciation until closed, exercised or expired. For the six months ended June 30, 2020, there were no call or put options transacted for any of the Funds.

The Funds may write covered call or put options for which premiums received are recorded as liabilities and are subsequently adjusted to the current value of the options written. When written options are closed or exercised, premiums received are offset against the proceeds paid, and the Fund records realized gains or losses for the difference. When written options expire, the liability is eliminated, and the Fund records realized gains for the entire amount of premiums received. Although permitted, it is currently not normal practice for the Funds to write call and put options and none were written during the six months ended June 30, 2020.

The fair value of derivative instruments, not accounted for as hedging instruments, as reported within the Statements of Assets and Liabilities as of June 30, 2020 was as follows:

Amount of Deposits at Broker and Unrealized Appreciation (Depreciation) on Derivatives
	Type of Derivative/ Risk	Statements of Assets & Liabilities Location	Fair Value of Deposits at Broker for Futures Contracts	Value of Unrealized Appreciation (Depreciation)
Muirfield	Equity contracts	Assets, Deposits at broker for futures contracts; Net Assets, Distributable Earnings (Accumulated Deficit)	$14,200,105	$(1,282,009)
Spectrum	Equity contracts	Assets, Deposits at broker for futures contracts; Net Assets, Distributable Earnings (Accumulated Deficit)	3,867,185	(316,301)
Global	Equity contracts	Assets, Deposits at broker for futures contracts; Net Assets, Distributable Earnings (Accumulated Deficit)	1,410,639	(48,649)
Balanced	Equity contracts	Assets, Deposits at broker for futures contracts; Net Assets, Distributable Earnings (Accumulated Deficit)	5,418,686	(325,888)
Moderate	Equity contracts	Assets, Deposits at broker for futures contracts; Net Assets, Distributable Earnings (Accumulated Deficit)	1,595,971	(101,427)
Conservative	Equity contracts	Assets, Deposits at broker for futures contracts; Net Assets, Distributable Earnings (Accumulated Deficit)	779,754	(62,264)
Dynamic	Equity contracts	Assets, Deposits at broker for futures contracts; Net Assets, Distributable Earnings (Accumulated Deficit)	11,860,774	43,511
Quantex	Equity contracts	Assets, Deposits at broker for futures contracts; Net Assets, Distributable Earnings (Accumulated Deficit)	1,500,078	42,492

2020 Semiannual Report | June 30, 2020	Page 121

The effect of derivative instruments on the Statements of Operations for the six months ended June 30, 2020 and related activity was as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
	Type of Derivative/ Risk	Contracts as of December 31, 2019	Long and Short Contracts Opened During the Period	Long and Short Contracts Closed/ Expired During the Period	Contracts as of June 30, 2020	Statement of Operations Location	For the Six Months Ended June 30, 2020
Muirfield	Equity contracts	1,234	(3,695)	(2,036)	(425)	Net realized gains (losses) from futures contracts	$(57,169,228)
Spectrum	Equity contracts	752	(579)	254	(81)	Net realized gains (losses) from futures contracts	(19,935,505)
Global	Equity contracts	225	211	341	95	Net realized gains (losses) from futures contracts	(5,254,645)
Balanced	Equity contracts	592	(1,214)	(573)	(49)	Net realized gains (losses) from futures contracts	(25,527,856)
Moderate	Equity contracts	196	(214)	(22)	4	Net realized gains (losses) from futures contracts	(8,247,303)
Conservative	Equity contracts	81	(113)	(37)	5	Net realized gains (losses) from futures contracts	(3,831,374)
Dynamic	Equity contracts	462	970	1,099	333	Net realized gains (losses) from futures contracts	(4,469,573)
Quantex	Equity contracts	11	76	70	17	Net realized gains (losses) from futures contracts	11,858

Change in Unrealized Gain or (Loss) on Derivatives Recognized in Income
	Type of Derivative/ Risk	Statement of Operations Location	For the Six Months Ended June 30, 2020
Muirfield	Equity contracts	Net change in unrealized appreciation (depreciation) of futures contracts	$(2,364,103)
Spectrum	Equity contracts	Net change in unrealized appreciation (depreciation) of futures contracts	(1,028,993)
Global	Equity contracts	Net change in unrealized appreciation (depreciation) of futures contracts	(137,189)
Balanced	Equity contracts	Net change in unrealized appreciation (depreciation) of futures contracts	(908,897)
Moderate	Equity contracts	Net change in unrealized appreciation (depreciation) of futures contracts	(307,592)
Conservative	Equity contracts	Net change in unrealized appreciation (depreciation) of futures contracts	(141,076)
Dynamic	Equity contracts	Net change in unrealized appreciation (depreciation) of futures contracts	(189,065)
Quantex	Equity contracts	Net change in unrealized appreciation (depreciation) of futures contracts	26,795

Federal income taxes. It is each Fund’s policy to continue to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income and net capital gains to its shareholders. Therefore, no federal income tax provision is required. The Funds recognize the tax benefits or expenses of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has reviewed tax positions taken on Federal income tax returns for all open tax years (tax years ended December 31, 2016 through December 31, 2019) and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements. Each Fund identifies its major tax jurisdictions as U.S. Federal and certain State tax authorities; however the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations as incurred. During the six months ended June 30, 2020, the Funds did not incur any material interest or penalties.

Distributions to shareholders. Distributions to shareholders are recorded on the ex-dividend date. Muirfield, Spectrum, Global, Balanced, Moderate, Conservative, Dynamic, and Quantex declare and pay dividends from net investment income, if any, on a quarterly basis. Bond declares and pays dividends from net investment income on a monthly basis. The Money Market Funds declare dividends from net investment income on a daily basis and pay such dividends on a monthly basis. Each Fund distributes net capital gains, if any, on an annual basis.

Page 122	2020 Semiannual Report | June 30, 2020

Distributions from net investment income and from net capital gains are determined in accordance with income tax regulations, which may differ from GAAP. Permanent differences relate to redemptions treated as distributions for tax purposes (i.e. equalization). Accordingly, timing differences relating to shareholder distributions are reflected in the components of net assets and permanent book and tax differences have been reclassified within the components of net assets based on their ultimate characterization for federal income tax purposes. For the year ended December 31, 2019, the Funds made the following reclassifications to increase/(decrease) the components of net assets:

	Capital	Distributable Earnings (Accumulated Deficit)
Muirfield	$—	$—
Spectrum	—	—
Global	9,189	(9,189)
Balanced	—	—
Moderate	—	—
Conservative	—	—
Dynamic	979,534	(979,534)
Quantex	693,876	(693,876)
Bond	—	—

Investment income & expenses. For all Funds, except the Money Market Funds, income and expenses (other than expenses attributable to a specific class) are allocated to each class of shares based on its relative net assets. Expenses incurred by the Trust that do not specifically relate to an individual Fund of the Trust are allocated to the Funds based on each Fund’s relative net assets or other appropriate basis.

Capital Share Transactions. All Funds, except the Money Market Funds, are authorized to issue an unlimited number of shares in the Retail Class, the Adviser Class, and the Institutional Class. Transactions in the capital shares of the Funds for the six months ended June 30, 2020 and the year ended December 31, 2019 were as follows:

	Issued		Reinvested
Share Class	Amount	Shares	Amount	Shares
Six Months Ended June 30, 2020
Muirfield - Retail	$8,132,444	1,146,835	$396,027	57,064
Muirfield - Adviser	7,967,535	1,128,107	201,907	28,885
Muirfield - Institutional	57,218,908	8,083,385	1,503,811	214,830
Spectrum - Retail	2,132,848	203,368	—	—
Spectrum - Adviser	1,648,599	154,100	—	—
Spectrum - Institutional	17,008,513	1,606,782	—	—
Global - Retail	765,817	73,629	—	—
Global - Adviser	291,303	29,003	—	—
Global - Institutional	1,699,500	170,228	—	—
Balanced - Retail	4,806,371	429,577	273,419	24,304
Balanced - Adviser	1,950,942	172,802	94,316	8,317
Balanced - Institutional	41,241,318	3,631,130	1,423,200	125,392
Moderate - Retail	2,429,168	221,738	144,543	13,211
Moderate - Adviser	1,417,817	128,036	58,011	5,306
Moderate - Institutional	15,357,931	1,364,100	754,304	68,793
Conservative - Retail	2,780,686	128,420	192,519	8,843
Conservative - Adviser	1,242,222	55,847	52,338	2,372
Conservative - Institutional	12,747,986	568,217	750,322	33,976
Dynamic - Retail	2,808,363	265,686	62,791	5,542
Dynamic - Adviser	2,283,028	206,758	44,550	3,918
Dynamic - Institutional	12,160,033	1,136,636	465,218	40,916
Quantex - Retail	1,749,915	65,857	58,458	2,098
Quantex - Adviser	174,732	6,068	3,202	115
Quantex - Institutional	3,159,042	120,410	96,203	3,446
Bond - Retail	1,998,705	211,478	91,794	9,532
Bond - Adviser	2,558,949	265,695	44,198	4,584
Bond - Institutional	8,517,658	884,759	443,257	45,990
Prime Money Market	12,027,231	12,027,231	151,572	151,572
Institutional Prime Money Market	246,497,772	246,506,523	274,294	274,298

2020 Semiannual Report | June 30, 2020	Page 123

	Issued		Reinvested
Share Class	Amount	Shares	Amount	Shares
Year Ended December 31, 2019
Muirfield - Retail	$33,050,249	4,442,733	$4,977,939	642,781
Muirfield - Adviser	19,959,892	2,672,639	1,634,444	209,658
Muirfield - Institutional	144,314,850	19,370,319	11,750,119	1,506,144
Spectrum - Retail	7,469,577	660,057	487,763	40,590
Spectrum - Adviser	3,597,497	315,554	151,231	12,488
Spectrum - Institutional	40,919,924	3,604,015	1,420,906	117,029
Global - Retail	1,332,331	125,389	242,185	21,882
Global - Adviser	480,969	44,348	38,283	3,449
Global - Institutional	5,246,784	492,924	939,839	84,963
Balanced - Retail	14,149,512	1,224,953	1,366,611	115,154
Balanced - Adviser	4,473,744	385,634	326,176	27,354
Balanced - Institutional	85,619,332	7,396,727	4,851,860	407,021
Moderate - Retail	6,078,494	535,812	569,700	49,224
Moderate - Adviser	2,059,946	182,460	194,767	16,811
Moderate - Institutional	31,695,228	2,809,680	2,658,150	229,490
Conservative - Retail	4,494,757	203,394	685,421	30,465
Conservative - Adviser	1,779,179	79,442	160,298	7,037
Conservative - Institutional	26,212,905	1,173,623	2,512,162	110,136
Dynamic - Retail	3,843,119	351,639	912,848	78,711
Dynamic - Adviser	3,221,800	289,708	313,636	26,922
Dynamic - Institutional	27,427,324	2,506,643	3,742,727	322,467
Quantex - Retail	4,513,460	124,634	179,660	4,955
Quantex - Adviser	358,998	9,903	7,848	216
Quantex - Institutional	7,243,250	204,214	222,429	6,126
Bond - Retail	1,961,968	209,895	315,086	33,629
Bond - Adviser	1,552,225	166,213	105,786	11,256
Bond - Institutional	13,146,159	1,409,770	1,316,315	140,237
Prime Money Market	21,752,554	21,752,554	686,595	686,595
Institutional Prime Money Market	337,972,181	337,937,146	1,149,955	1,149,805

	Redeemed		Net Increase (Decrease)
Share Class	Amount	Shares	Amount	Shares
Six Months Ended June 30, 2020
Muirfield - Retail	$(36,602,025)	(5,210,508)	$(28,073,554)	(4,006,609)
Muirfield - Adviser	(13,551,993)	(1,926,118)	(5,382,551)	(769,126)
Muirfield - Institutional	(79,127,001)	(11,266,338)	(20,404,282)	(2,968,123)
Spectrum - Retail	(8,117,261)	(772,777)	(5,984,413)	(569,409)
Spectrum - Adviser	(2,782,449)	(268,799)	(1,133,850)	(114,699)
Spectrum - Institutional	(14,562,697)	(1,345,217)	2,445,816	261,565
Global - Retail	(2,122,549)	(211,295)	(1,356,732)	(137,666)
Global - Adviser	(259,204)	(26,675)	32,099	2,328
Global - Institutional	(5,278,736)	(523,344)	(3,579,236)	(353,116)
Balanced - Retail	(13,464,705)	(1,176,006)	(8,384,915)	(722,125)
Balanced - Adviser	(2,658,326)	(234,712)	(613,068)	(53,593)
Balanced - Institutional	(41,233,639)	(3,639,837)	1,430,879	116,685
Moderate - Retail	(4,329,624)	(382,728)	(1,755,913)	(147,779)
Moderate - Adviser	(1,878,857)	(168,376)	(403,029)	(35,034)
Moderate - Institutional	(18,424,594)	(1,642,227)	(2,312,359)	(209,334)
Conservative - Retail	(3,603,635)	(162,812)	(630,430)	(25,549)
Conservative - Adviser	(1,035,231)	(46,778)	259,329	11,441
Conservative - Institutional	(14,438,071)	(647,766)	(939,763)	(45,573)
Dynamic - Retail	(6,492,423)	(591,872)	(3,621,269)	(320,644)
Dynamic - Adviser	(2,143,404)	(203,184)	184,174	7,492

Page 124	2020 Semiannual Report | June 30, 2020

	Redeemed		Net Increase (Decrease)
Share Class	Amount	Shares	Amount	Shares
Dynamic - Institutional	$(28,057,658)	(2,565,953)	$(15,432,407)	(1,388,401)
Quantex - Retail	(3,672,788)	(137,350)	(1,864,415)	(69,395)
Quantex - Adviser	(165,477)	(6,233)	12,457	(50)
Quantex - Institutional	(10,088,180)	(389,742)	(6,832,935)	(265,886)
Bond - Retail	(1,876,239)	(196,555)	214,260	24,455
Bond - Adviser	(1,876,942)	(197,160)	726,205	73,119
Bond - Institutional	(9,314,783)	(975,028)	(353,868)	(44,279)
Prime Money Market	(10,434,549)	(10,434,549)	1,744,254	1,744,254
Institutional Prime Money Market	(344,812,382)	(344,885,592)	(98,040,316)	(98,104,771)

Year Ended December 31, 2019
Muirfield - Retail	$(70,868,511)	(9,580,884)	$(32,840,323)	(4,495,370)
Muirfield - Adviser	(28,851,525)	(3,845,181)	(7,257,189)	(962,884)
Muirfield - Institutional	(112,338,045)	(14,851,705)	43,726,924	6,024,758
Spectrum - Retail	(13,656,923)	(1,200,248)	(5,699,583)	(499,601)
Spectrum - Adviser	(4,388,936)	(383,545)	(640,208)	(55,503)
Spectrum - Institutional	(28,908,458)	(2,513,014)	13,432,372	1,208,030
Global - Retail	(5,487,892)	(512,715)	(3,913,376)	(365,444)
Global - Adviser	(540,172)	(50,287)	(20,920)	(2,490)
Global - Institutional	(14,778,101)	(1,383,831)	(8,591,478)	(805,944)
Balanced - Retail	(22,120,626)	(1,902,554)	(6,604,503)	(562,447)
Balanced - Adviser	(5,953,857)	(509,453)	(1,153,937)	(96,465)
Balanced - Institutional	(63,079,661)	(5,387,061)	27,391,531	2,416,687
Moderate - Retail	(6,716,666)	(591,069)	(68,472)	(6,033)
Moderate - Adviser	(2,538,479)	(222,937)	(283,766)	(23,666)
Moderate - Institutional	(33,250,746)	(2,916,278)	1,102,632	122,892
Conservative - Retail	(6,631,173)	(298,972)	(1,450,995)	(65,113)
Conservative - Adviser	(1,757,987)	(77,982)	181,490	8,497
Conservative - Institutional	(29,180,940)	(1,292,856)	(455,873)	(9,097)
Dynamic - Retail	(12,530,345)	(1,137,172)	(7,774,378)	(706,822)
Dynamic - Adviser	(3,913,271)	(353,426)	(377,835)	(36,796)
Dynamic - Institutional	(33,031,741)	(2,975,757)	(1,861,690)	(146,647)
Quantex - Retail	(12,066,011)	(349,669)	(7,372,891)	(220,080)
Quantex - Adviser	(334,676)	(9,427)	32,170	692
Quantex - Institutional	(12,248,919)	(342,999)	(4,783,240)	(132,659)
Bond - Retail	(6,762,369)	(720,141)	(4,485,315)	(476,617)
Bond - Adviser	(1,201,377)	(128,206)	456,634	49,263
Bond - Institutional	(18,715,434)	(1,998,711)	(4,252,960)	(448,704)
Prime Money Market	(28,496,871)	(28,496,871)	(6,057,722)	(6,057,722)
Institutional Prime Money Market	(440,678,548)	(440,622,456)	(101,556,412)	(101,535,505)

2020 Semiannual Report | June 30, 2020	Page 125

Offsetting Assets & Liabilities. The Funds are party to enforceable master netting arrangements between counter parties, such as the securities lending agreement, which provides for the right of offset under certain circumstances, such as the event of default. The securities lending transactions have an overnight and continuous contractual maturity. Risks arise from the possible inability of counterparties to meet the terms of their contracts. The table below reflects the offsetting assets and liabilities relating to securities lending, futures contracts, and repurchase agreements shown on the Statements of Assets and Liabilities at June 30, 2020.

				Gross Amounts Not Offset in the Statements of Assets and Liabilities
Description/ Fund	Gross Amounts of Recognized Assets/ Liabilities	Gross Amounts Offset in the Statements of Assets and Liabilities	Net Amounts Presented in the Statements of Assets and Liabilities	Financial Instruments*	Collateral Pledged (Received)*	Net Amount
Assets:
Securities Loaned
Muirfield	$156,957	$—	$156,957	$—	$(156,957)	$—
Spectrum	36,400	—	36,400	—	(36,400)	—
Global	2,320	—	2,320	—	(2,320)	—
Balanced	63,933	—	63,933	—	(63,933)	—
Moderate	18,998	—	18,998	—	(18,998)	—
Conservative	8,505	—	8,505	—	(8,505)	—
Dynamic	44,858	—	44,858	—	(44,858)	—

Futures Contracts
Muirfield	$299,859	$1,581,868	$(1,282,009)	$—	$—	$(1,282,009)
Spectrum	92,020	408,321	(316,301)	—	—	(316,301)
Global	45,432	94,081	(48,649)	—	—	(48,649)
Balanced	156,458	482,346	(325,888)	—	—	(325,888)
Moderate	36,906	138,333	(101,427)	—	—	(101,427)
Conservative	17,412	79,676	(62,264)	—	—	(62,264)
Dynamic	177,290	133,779	43,511	—	—	43,511
Quantex	42,492	—	42,492	—	—	42,492

Repurchase Agreements
Prime Money Market	$6,500,000	$—	$6,500,000	$(6,500,000)	$—	$—
Institutional Prime Money Market	50,000,000	—	50,000,000	(50,000,000)	—	—

Liabilities:
N/A	N/A	N/A	N/A	N/A	N/A	N/A

*	The amount is limited to the net amounts of financial assets and liabilities and accordingly does not include excess collateral pledged.

New Accounting Pronouncements. In August 2018, FASB issued Accounting Standards Update No. 2018-13 (“ASU 2018-13”), “Disclosure Framework – Changes to the Disclosure Requirements for Fair Value Measurement,” which amends the fair value measurement disclosure requirements of ASC Topic 820 (“ASC 820”), “Fair Value Measurement.” ASU 2018-13 includes new, eliminated, and modified disclosure requirements for ASC 820. In addition, ASU 2018-13 clarifies that materiality is an appropriate consideration when evaluating disclosure requirements. ASU 2018-13 is effective for fiscal years beginning after December 15, 2019, including interim periods therein. Early adoption is permitted, and the Fund adopted ASU 2018-13 with the December 31, 2019 financial statements.

Other. The Funds record security transactions on the trade date. Gains and losses realized from the sale of securities are determined on the specific identification basis. Dividend income and dividend expenses are recognized on the ex-dividend date and interest income (including amortization of premium and accretion of discount) is recognized as earned. Short-term capital gain distributions from underlying funds are classified as dividend income for financial reporting purposes. Long-term capital gains distributions are separately stated. Discounts and premiums are amortized using the effective yield over the lives of the respective securities. Distributions received from partnerships are recorded as return of capital distributions. Withholding taxes on foreign dividends, if applicable, have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

Page 126	2020 Semiannual Report | June 30, 2020

Distributions received from the Funds’ investments in real estate investment trusts (“REITs”) may be characterized as ordinary income, net capital gain, or return of capital. The proper characterization of REIT distributions is generally not known until after the end of each calendar year. As such, the Funds must use estimates in reporting the character of their income and distributions for financial statement purposes. The actual character of distributions to the Funds’ shareholders will be reflected on the Form 1099 received by shareholders after the end of the calendar year. Due to the nature of REIT investments, a portion of the distributions received by the Funds’ shareholders may represent a return of capital.

3.    Securities Valuations

The Funds utilize various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are as follows:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Significant unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

A description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis follows.

Equity securities (including publicly traded partnerships, real estate investment trusts, American depositary receipts, exchange traded funds, and common stock). Securities traded on a national securities exchange (or reported on the NASDAQ national market) are stated at the last reported sales price on the day of valuation and are categorized in level 1 of the fair value hierarchy.

Investments in registered open-end investment companies, including money market funds, are valued at the daily redemption net asset value as reported by the underlying fund and are categorized in level 1 of the fair value hierarchy.

Short-term notes (including bank obligations, commercial paper, corporate obligations, repurchase agreements, U.S. government agency obligations, and floating rate demand notes). Short-term notes held in the Funds, except Prime Money Market, maturing more than sixty days after the valuation date, are valued at the last sales price as of the close of business on the day of valuation, or, lacking any sales, at the most recent bid price or yield equivalent as obtained from dealers that make markets in such securities. When valued at last sales price, the securities will be categorized as level 1. When using bid prices or yield equivalents, they will be categorized as level 2. When such securities are valued within sixty days or less to maturity, the difference between the valuation existing on the sixty-first day before maturity and maturity value is amortized on a straight-line basis to maturity and will be categorized as level 2.

All securities held in Prime Money Market, other than money market funds, are valued at amortized cost, which approximates fair value, and will be categorized as level 2.

Certificates of deposit. Except for Institutional Money Market, certificates of deposit are valued at acquisition cost, which approximates fair value, and will be categorized as level 2. For Institutional Money Market, certificates of deposit are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data, and will be categorized as level 2.

U.S. government obligations. U.S. government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations. In either case, these securities will be categorized as level 2.

Restricted securities (equity and debt). Restricted securities for which quotations are not readily available are valued at fair value as determined by the Trustees. Depending on the relative significance of valuation inputs, these instruments may be classified in either level 2 or level 3 of the fair value hierarchy.

Derivative instruments (futures contracts). Listed derivative instruments that are actively traded, including futures contracts, are valued based on quoted prices from the exchange and are categorized in level 1 of the fair value hierarchy.

2020 Semiannual Report | June 30, 2020	Page 127

For the six months ended June 30, 2020, the Funds did not hold any assets at any time in which significant unobservable inputs were used in determining fair value. Therefore, no reconciliation of level 3 securities is provided. The following table summarizes the inputs used to value the Funds’ assets and liabilities measured at fair value as of June 30, 2020.

Muirfield - Assets/(Liabilities)	Level 1	Level 2	Level 3	Total
Common stocks*	$464,874,806	$—	$—	$464,874,806
Money market registered investment companies	60,493,420	—	—	60,493,420
Bank obligations	—	741,262	—	741,262
Total	$525,368,226	$741,262	$—	$526,109,488
Trustee deferred compensation***	$233,476	$—	$—	$233,476
Futures contracts**	$(1,282,009)	$—	$—	$(1,282,009)

Spectrum - Assets/(Liabilities)	Level 1	Level 2	Level 3	Total
Common stocks*	$141,836,258	$—	$—	$141,836,258
Money market registered investment companies	28,085,759	—	—	28,085,759
Total	$169,922,017	$—	$—	$169,922,017
Trustee deferred compensation***	$31,548	$—	$—	$31,548
Futures contracts**	$(316,301)	$—	$—	$(316,301)

Global - Assets/(Liabilities)	Level 1	Level 2	Level 3	Total
Common stocks*	$17,835,033	$—	$—	$17,835,033
Registered investment companies	6,351,484	—	—	6,351,484
Money market registered investment companies	12,966,648	—	—	12,966,648
Bank obligations	—	741,262	—	741,262
U.S. government obligations	—	464,579	—	464,579
Total	$37,153,165	$1,205,841	$—	$38,359,006
Trustee deferred compensation***	$94,601	$—	$—	$94,601
Futures contracts**	$(48,649)	$—	$—	$(48,649)

Balanced - Assets/(Liabilities)	Level 1	Level 2	Level 3	Total
Common stocks*	$198,058,579	$—	$—	$198,058,579
Registered investment companies	94,198,308	—	—	94,198,308
Money market registered investment companies	56,050,107	—	—	56,050,107
Bank obligations	—	741,262	—	741,262
U.S. government obligations	—	13,195,675	—	13,195,675
Total	$348,306,994	$13,936,937	$—	$362,243,931
Trustee deferred compensation***	$151,712	$—	$—	$151,712
Futures contracts**	$(325,888)	$—	$—	$(325,888)

Moderate - Assets/(Liabilities)	Level 1	Level 2	Level 3	Total
Common stocks*	$60,441,533	$—	$—	$60,441,533
Registered investment companies	70,785,768	—	—	70,785,768
Money market registered investment companies	20,766,392	—	—	20,766,392
Bank obligations	—	247,312	—	247,312
U.S. government obligations	—	9,941,362	—	9,941,362
Total	$151,993,693	$10,188,674	$—	$162,182,367
Trustee deferred compensation***	$21,312	$—	$—	$21,312
Futures contracts**	$(101,427)	$—	$—	$(101,427)

Page 128	2020 Semiannual Report | June 30, 2020

Conservative - Assets/(Liabilities)	Level 1	Level 2	Level 3	Total
Common stocks*	$29,417,962	$—	$—	$29,417,962
Registered investment companies	80,985,780	—	—	80,985,780
Money market registered investment companies	10,381,813	—	—	10,381,813
U.S. government obligations	—	11,264,083	—	11,264,083
Total	$120,785,555	$11,264,083	$—	$132,049,638
Trustee deferred compensation***	$61,870	$—	$—	$61,870
Futures contracts**	$(62,264)	$—	$—	$(62,264)

Dynamic - Assets/(Liabilities)	Level 1	Level 2	Level 3	Total
Common stocks*	$136,388,908	$—	$—	$136,388,908
Registered investment companies	8,787,072	—	—	8,787,072
Money market registered investment companies	14,366,531	—	—	14,366,531
Bank obligations	—	741,261	—	741,261
Total	$159,542,511	$741,261	$—	$160,283,772
Trustee deferred compensation***	$189,052	$—	$—	$189,052
Futures contracts**	$43,511	$—	$—	$43,511

Quantex - Assets/(Liabilities)	Level 1	Level 2	Level 3	Total
Common stocks*	$33,690,963	$—	$—	$33,690,963
Money market registered investment companies	828,006	—	—	828,006
Bank obligations	—	724,912	—	724,912
Total	$34,518,969	$724,912	$—	$35,243,881
Trustee deferred compensation***	$56,088	$—	$—	$56,088
Futures contracts**	$42,492	$—	$—	$42,492

Bond - Assets/(Liabilities)	Level 1	Level 2	Level 3	Total
Registered investment companies	$50,839,568	$—	$—	$50,839,568
Money market registered investment companies	2,014,762	—	—	2,014,762
U.S. government obligations	—	11,502,181	—	11,502,181
Total	$52,854,330	$11,502,181	$—	$64,356,511
Trustee deferred compensation***	$62,513	$—	$—	$62,513

Prime Money Market - Assets/(Liabilities)	Level 1	Level 2	Level 3	Total
Bank obligations	$—	$1,719,958	$—	$1,719,958
Certificates of deposit	—	3,944,678	—	3,944,678
Commercial paper	—	8,045,263	—	8,045,263
Corporate obligations	—	4,147,641	—	4,147,641
Repurchase agreements	—	6,500,000	—	6,500,000
U.S. government and agency obligations	—	5,748,758	—	5,748,758
Variable rate demand notes	—	500,000	—	500,000
Money market registered investment companies	5,946,230	—	—	5,946,230
Total	$5,946,230	$30,606,298	$—	$36,552,528
Trustee deferred compensation***	$36,890	$—	$—	$36,890

2020 Semiannual Report | June 30, 2020	Page 129

Institutional Prime Money Market - Assets/(Liabilities)	Level 1	Level 2	Level 3	Total
Bank obligations	$—	$1,719,958	$—	$1,719,958
Certificates of deposit	—	25,623,898	—	25,623,898
Commercial paper	—	69,335,807	—	69,335,807
Corporate obligations	—	43,986,584	—	43,986,584
Repurchase agreements	—	50,000,000	—	50,000,000
U.S. government and agency obligations	—	58,995,772	—	58,995,772
Variable rate demand notes	—	4,500,000	—	4,500,000
Money market registered investment companies	17,894,680	—	—	17,894,680
Total	$17,894,680	$254,162,019	$—	$272,056,699
Trustee deferred compensation***	$3,498	$—	$—	$3,498

*	See schedules of investments for industry classifications.
**	Futures contracts include unrealized gain/loss on contracts open at June 30, 2020.
***	A corresponding liability exists that is marked to market and is considered Level 1 in the fair value hierarchy.

4.    Investment Transactions

For the six months ended June 30, 2020, the cost of purchases and proceeds from sales or maturities of long-term investments for the Funds, excluding U.S. Government investments and short positions, were as follows:

	Purchases	Sales
Muirfield	$515,432,328	$563,845,248
Spectrum	120,911,177	162,654,198
Global	23,060,416	28,226,172
Balanced	295,408,658	314,782,522
Moderate	125,049,788	132,866,227
Conservative	100,038,718	103,950,801
Dynamic	170,159,660	175,631,494
Quantex	30,778,876	39,816,101
Bond	31,936,932	33,273,757

For the six months ended June 30, 2020, the cost of purchases and proceeds from sales or maturities of long-term U.S. Government investments for the Funds are as follows:

	Purchases	Sales
Global	$272,736	$442,400
Balanced	8,129,172	10,253,264
Moderate	5,702,471	7,031,566
Conservative	7,000,714	7,994,830
Bond	3,678,526	1,688,658

Page 130	2020 Semiannual Report | June 30, 2020

5.    Investment Advisory Fees and Other Transactions with Affiliates and Non-Affiliates

Meeder Asset Management, Inc. (“MAM”), a wholly-owned subsidiary of Meeder Investment Management, Inc. (“Meeder”), provides the Funds with investment management, research, statistical and advisory services pursuant to the terms of an Investment Advisory Agreement. The services of MAM will terminate automatically if assigned and may be terminated without penalty at any time upon 60 days prior written notice by majority vote of the Fund, by the Trustees of the Fund, or by MAM. For such services the Funds pay a fee at the following annual rates:

	Percentage of Average Daily Net Assets up to $50 Million	Percentage of Average Daily Net Assets Exceeding $50 Million up to $100 Million	Percentage of Average Daily Net Assets Exceeding $100 Million up to $200 Million	Percentage of Average Daily Net Assets Exceeding $200 Million
Muirfield	1.00%	0.75%	0.60%	0.60%
Spectrum	0.75%	0.75%	0.75%	0.60%
Global	0.75%	0.75%	0.75%	0.60%
Balanced	0.75%	0.75%	0.75%	0.60%
Moderate	0.60%	0.60%	0.60%	0.60%
Conservative	0.50%	0.50%	0.50%	0.50%
Dynamic	0.75%	0.75%	0.75%	0.60%
Quantex	0.75%	0.75%	0.60%	0.60%
Bond	0.40%	0.40%	0.20%	0.20%
Prime Money Market	0.40%	0.40%	0.25%	0.25%
Institutional Prime Money Market	0.40%	0.40%	0.25%	0.25%

Fee Waivers & Expense Limitation Agreements. MAM has contractually agreed to reduce its advisory fees or limit total annual ordinary fund operating expenses for certain Funds pursuant to written agreements that may only be amended or terminated with the approval of the board. The sums waived or reimbursed under these agreements are not subject to recoupment.

MAM contractually agreed to reduce its investment advisory fee by 0.10% for Dynamic for average daily net assets up to $200 million. During the six months ended June 30, 2020, $86,542 of investment advisory fees were waived in Dynamic.

MAM contractually agreed to reduce its investment advisory fee by 0.11% for Bond for average daily net assets up to $100 million. During the six months ended June 30, 2020, $34,085 of investment advisory fees were waived in Bond.

Mutual Funds Service Co. (“MFSCo”), a wholly-owned subsidiary of Meeder, serves as stock transfer, dividend disbursing and shareholder services agent for each Fund. In compensation for such services, each Fund pays MFSCo an annual fee equal to the greater of the following:

	Minimum Fee	Percentage of Average Daily Net Assets up to $500 Million	Percentage of Average Daily Net Assets Exceeding $500 Million
Muirfield	$4,000	0.12%	0.03%
Spectrum	4,000	0.12%	0.03%
Global	4,000	0.12%	0.03%
Balanced	4,000	0.12%	0.03%
Moderate	4,000	0.12%	0.03%
Conservative	4,000	0.12%	0.03%
Dynamic	4,000	0.12%	0.03%
Quantex	4,000	0.12%	0.03%
Bond	4,000	0.08%	0.03%
Prime Money Market	4,000	0.08%	0.03%
Institutional Prime Money Market	4,000	0.08%	0.03%

Prior to January 1, 2020, for fixed income Funds (Bond, Prime Money Market, and Institutional Prime Money Market) that were subject to an expense cap and which were above the expense cap, the basis point fee was reduced by 0.02%. Effective January 1, 2020 there is no such reduction. Management may voluntarily waive fees for any Fund. During the six months ended June 30, 2020, there were no transfer agent fees waived.

2020 Semiannual Report | June 30, 2020	Page 131

MFSCo provides the Trust with certain administrative services. In compensation for such services, each Fund pays MFSCo at the following annual rates:

	Percentage of Average Daily Net Assets up to $50 Million	Percentage of Average Daily Net Assets Exceeding $50 Million up to $500 Million	Percentage of Average Daily Net Assets Exceeding $500 Million
Muirfield	0.10%	0.08%	0.03%
Spectrum	0.10%	0.08%	0.03%
Global	0.10%	0.08%	0.03%
Balanced	0.10%	0.08%	0.03%
Moderate	0.10%	0.08%	0.03%
Conservative	0.10%	0.08%	0.03%
Dynamic	0.10%	0.08%	0.03%
Quantex	0.10%	0.08%	0.03%
Bond	0.10%	0.08%	0.03%
Prime Money Market	0.10%	0.08%	0.03%
Institutional Prime Money Market	0.10%	0.08%	0.03%

MFSCo serves as accounting services agent for each Fund. In compensation for such services, each Fund pays MFSCo an annual fee equal to the greater of a minimum fee or at a rate based on the percentage of average daily net assets. The annual rates are as follows:

	Minimum Fee	Percentage of Average Daily Net Assets up to $10 Million	Percentage of Average Daily Net Assets Exceeding $10 Million up to $30 Million	Percentage of Average Daily Net Assets Exceeding $30 Million up to $80 Million	Percentage of Average Daily Net Assets Exceeding $80 Million
Muirfield	$7,500	0.15%	0.10%	0.02%	0.01%
Spectrum	7,500	0.15%	0.10%	0.02%	0.01%
Global	7,500	0.15%	0.10%	0.02%	0.01%
Balanced	7,500	0.15%	0.10%	0.02%	0.01%
Moderate	7,500	0.15%	0.10%	0.02%	0.01%
Conservative	7,500	0.15%	0.10%	0.02%	0.01%
Dynamic	7,500	0.15%	0.10%	0.02%	0.01%
Quantex	7,500	0.15%	0.10%	0.02%	0.01%
Bond	7,500	0.15%	0.10%	0.02%	0.01%
Prime Money Market	30,000	0.15%	0.10%	0.02%	0.01%
Institutional Prime Money Market	30,000	0.15%	0.10%	0.02%	0.01%

For the six months ended June 30, 2020, MAM and MFSCo agreed to voluntarily waive and/or reimburse investment advisory fees and/or transfer agent fees, respectively. The cumulative amounts voluntarily waived and/or reimbursed and the impact to the net expense ratio (excluding brokerage fees and commissions, taxes, interest, and extraordinary or non-recurring expenses) for each Fund are as follows:

	Voluntary Expense Reimbursements	Impact of Voluntary Waivers to Average Net Assets	Impact of Voluntary Waivers to Average Net Assets - Retail Class	Impact of Voluntary Waivers to Average Net Assets - Adviser Class	Impact of Voluntary Waivers to Average Net Assets - Institutional Class
Muirfield	$—	N/A	N/A	N/A	N/A
Spectrum	—	N/A	N/A	N/A	N/A
Global	—	N/A	N/A	N/A	N/A
Balanced	—	N/A	N/A	N/A	N/A
Moderate	—	N/A	N/A	N/A	N/A
Conservative	—	N/A	N/A	N/A	N/A
Dynamic	—	N/A	N/A	N/A	N/A
Quantex	—	N/A	N/A	N/A	N/A
Bond	—	N/A	N/A	N/A	N/A
Prime Money Market	112,759	0.63%	N/A	N/A	N/A
Institutional Prime Money Market	611,925	0.37%	N/A	N/A	N/A

Page 132	2020 Semiannual Report | June 30, 2020

Certain Funds have entered into securities lending arrangements with Huntington National Bank (“HNB”). Under the terms of the agreement, HNB is authorized to loan securities on behalf of the Funds to approved brokers. In exchange, under normal market conditions, the Funds receive cash collateral in the amount of at least 102% of the value of securities loaned. The cash collateral is invested in short term instruments as noted in the Schedules of Investments. Although risk is mitigated by the collateral, the Funds could experience a delay in recovering their securities and possible loss of income or value if the borrower fails to return the borrowed securities. In addition, the Funds bear the risk of loss associated with the investment of cash collateral received. After predetermined rebates to brokers, a percentage of the net securities lending revenue is credited to the Funds to be used as an offset against charges incurred by the Funds. HNB is paid a fee for administering the securities lending program for the Funds, equal to the remaining percentage of the net securities lending revenues generated under the agreement. As of June 30, 2020, Muirfield, Spectrum, Global, Balanced, Moderate, Conservative, and Dynamic had loaned securities that were collateralized by cash. The cash collateral received was invested in securities as listed in each Fund’s Schedule of Investments. For the six months ended June 30, 2020, income earned through securities lending arrangements was as follows:

Amount Received to Reduce Gross Expenses
Muirfield	$3,881
Spectrum	2,614
Global	62
Balanced	1,469
Moderate	332
Conservative	130
Dynamic	696
Quantex	6,696

The Funds have adopted a written plan pursuant to Rule 12b-1 of the 1940 Act that allows the Funds to pay fees for the sale and distribution of Fund shares and for services provided to Fund shareholders. 12b-1 fees are paid by the Funds to financial intermediaries, securities brokers, investment advisers, and other persons, including affiliates of MAM. For the six months ended June 30, 2020, total 12b-1 plan expense payments made to the Funds’ affiliated distributor was $42,779. The annual adopted 12b-1 plan maximum limitations for the six months ended June 30, 2020, are as follows:

	Maximum Annual 12b-1 Plan Expense as a Percentage of Average Daily Net Assets	Maximum Annual 12b-1 Plan Expense as a Percentage of Average Daily Net Assets - Retail Class	Maximum Annual 12b-1 Plan Expense as a Percentage of Average Daily Net Assets - Adviser Class	Maximum Annual 12b-1 Plan Expense as a Percentage of Average Daily Net Assets - Institutional Class	12b-1 Plan Expense Payments Made to Affiliates
Muirfield	N/A	0.20%	N/A	N/A	$20,631
Spectrum	N/A	0.25%	N/A	N/A	1,288
Global	N/A	0.25%	N/A	N/A	1,224
Balanced	N/A	0.25%	N/A	N/A	2,889
Moderate	N/A	0.25%	N/A	N/A	438
Conservative	N/A	0.25%	N/A	N/A	3,775
Dynamic	N/A	0.25%	N/A	N/A	3,912
Quantex	N/A	0.20%	N/A	N/A	7,412
Bond	N/A	0.25%	N/A	N/A	1,210
Prime Money Market	0.20%	N/A	N/A	N/A	N/A
Institutional Prime Money Market	0.20%	N/A	N/A	N/A	N/A

2020 Semiannual Report | June 30, 2020	Page 133

The Funds (other than the Money Market Funds) have adopted a shareholder services plan that allows the Funds to pay financial intermediaries and other persons, including “platforms,” for providing shareholder and administrative services to Fund shareholders and maintaining shareholder accounts. The annual adopted shareholder services plan maximum limitations for the six months ended June 30, 2020 are as follows:

	Maximum Annual Shareholder Services Plan Expense as a Percentage of Average Daily Net Assets - Retail Class	Maximum Annual Shareholder Services Plan Expense as a Percentage of Average Daily Net Assets - Adviser Class	Maximum Annual Shareholder Services Plan Expense as a Percentage of Average Daily Net Assets - Institutional Class
Muirfield	0.20%	0.25%	0.10%
Spectrum	0.20%	0.25%	0.10%
Global	0.20%	0.25%	0.10%
Balanced	0.20%	0.25%	0.10%
Moderate	0.20%	0.25%	0.10%
Conservative	0.20%	0.25%	0.10%
Dynamic	0.20%	0.25%	0.10%
Quantex	0.20%	0.25%	0.10%
Bond	0.20%	0.25%	0.10%

The Funds have adopted a Deferred Compensation Plan (the “Plan”) for the independent Trustees. Under the Plan, each eligible Trustee is permitted to defer all or a portion of the trustees fees payable by any of the Funds as an investment into any combination of Funds until a specified point of time. The investment into the Funds is recorded as an asset however an offsetting liability is also recorded for the deferred payment. Amounts deferred under the Plan may be distributed in a lump sum or generally equal annual installments over a period of up to ten (10) years to the eligible Trustee(s). The Funds may terminate this Plan at any time.

Certain trustees and officers of the Funds are also officers or directors of Meeder, MAM, and MFSCo.

During the six months ended June 30, 2020, several of the Funds invested in the Institutional Prime Money Market Fund, an affiliate, as described in Section 2(a)(3) of the Investment Company Act of 1940. The purchases/sales amounts in the following table are presented on a gross basis, while the statement of changes in net assets shows subscriptions and redemptions into and out of the Fund on a net basis. The Funds’ investments in the Institutional Prime Money Market Fund, which had a 7-day yield of 0.30% on June 30, 2020, were as follows:

	12/31/19 Fair Value	Purchases	Sales	Realized Gains (Losses)	6/30/20 Cost	Change in Unrealized	Income	6/30/20 Fair Value
Muirfield	$131,391,282	$47,486,283	$(118,536,087)	$(25,541)	$60,300,142	$23,120	$569,160	$60,339,057
Spectrum	5,987,102	59,452,024	(37,400,065)	(3,409)	28,035,646	14,222	42,882	28,049,874
Global	16,954,500	6,287,478	(10,284,324)	11	12,956,195	6,699	81,314	12,964,364
Balanced	67,392,229	56,174,946	(67,591,513)	(20,024)	55,947,406	31,441	313,989	55,987,079
Moderate	23,031,540	32,341,149	(34,631,494)	(6,388)	20,731,388	12,882	114,572	20,747,689
Conservative	9,379,205	32,433,437	(31,443,766)	(4,369)	10,363,214	8,953	52,846	10,373,460
Dynamic	40,107,913	8,610,488	(34,401,657)	(8)	14,312,412	5,636	150,657	14,322,372
Quantex	1,503,598	10,009,260	(10,685,424)	1,342	827,426	(770)	9,419	828,006
Bond	2,171,908	14,756,421	(14,916,001)	(153)	2,012,254	2,587	10,495	2,014,762

Page 134	2020 Semiannual Report | June 30, 2020

6.    Federal Tax Information

The following information is computed on a tax basis for each item as of December 31, 2019:

	Tax Cost of Portfolio Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ Depreciation
Muirfield	$582,492,556	$98,761,380	$(10,383,131)	$88,378,249
Spectrum	109,404,340	45,507,927	(10,862,557)	34,645,370
Global	44,449,095	5,051,765	(396,330)	4,655,435
Balanced	363,864,994	42,802,913	(4,412,379)	38,390,534
Moderate	163,881,958	12,492,276	(1,399,698)	11,092,578
Conservative	129,438,396	7,115,526	(819,141)	6,296,385
Dynamic	171,684,610	27,516,340	(2,624,063)	24,892,277
Quantex	51,060,234	14,021,563	(1,331,283)	12,690,280
Bond	60,218,608	1,806,908	(210,860)	1,596,048
Prime Money Market	34,789,924	—	—	—
Institutional Prime Money Market	369,937,729	46,398	(27,101)	19,297

The tax characteristics of dividends paid by the Funds during the year ended December 31, 2019 were as follows:

	Ordinary Income	Net Short-Term Capital Gains	Net Long-Term Capital Gains	Total Dividends Paid*
Muirfield	$3,218,545	$—	$15,318,351	$18,536,896
Spectrum	143,754	—	1,927,105	2,070,859
Global	326,800	279,432	614,316	1,220,548
Balanced	3,766,194	—	2,810,783	6,576,977
Moderate	3,444,296	—	—	3,444,296
Conservative	3,375,522	—	—	3,375,522
Dynamic	1,941,019	—	3,035,347	4,976,366
Quantex	521,859	—	—	521,859
Bond	1,749,960	—	—	1,749,960
Prime Money Market	725,101	—	—	725,101
Institutional Prime Money Market	9,951,803	—	—	9,951,803

The tax characteristics of dividends paid by the Funds during the year ended December 31, 2018 were as follows:

	Ordinary Income	Net Short Term Capital Gains	Net Long Term Capital Gains	Total Dividends Paid*
Muirfield	$4,158,041	$1,999,996	$3,470,512	$9,628,549
Spectrum	525,534	—	2,147,422	2,672,956
Global	547,173	252,504	2,206,115	3,005,792
Balanced	3,879,662	1,729,689	81,230	5,690,581
Moderate	2,437,338	3,777,218	1,204,467	7,419,023
Conservative	2,595,679	—	2,210,813	4,806,492
Dynamic	1,272,412	536,466	616,039	2,424,917
Quantex	68,853	—	—	68,853
Bond	1,575,699	—	—	1,575,699
Prime Money Market	552,567	—	—	552,567
Institutional Prime Money Market	6,751,720	—	—	6,751,720

2020 Semiannual Report | June 30, 2020	Page 135

As of December 31, 2019, the components of distributable earnings/(accumulated deficit) on a tax basis for the Funds were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Accumulated Capital and Other Gains and (Losses)	Unrealized Appreciation/ (Depreciation)**	Total Distributable Earnings/ (Accumulated Deficit)
Muirfield	$4,846,891	$—	$(22,550,028)	$88,378,249	$70,675,112
Spectrum	1,378,978	—	(6,441,098)	34,645,370	29,583,250
Global	585,460	689,687	(86,800)	4,655,435	5,843,782
Balanced	3,266,299	—	(5,309,571)	38,390,534	36,347,262
Moderate	187,398	—	(1,486,503)	11,092,578	9,793,473
Conservative	181,653	—	(2,487,584)	6,296,385	3,990,454
Dynamic	1,179,110	3,372,405	(170,236)	24,892,277	29,273,556
Quantex	22,803	—	(398,299)	12,690,280	12,314,784
Bond	10,674	—	(11,698,753)	1,596,048	(10,092,031)
Institutional Prime Money Market	3,145	—	(6,385)	19,297	16,057

*

Total dividends paid may differ from the amount reported in the Statements of Changes in Net Assets because for tax purposes dividends are recognized when actually paid. Short-term capital gains distributions are taxed as ordinary income.

**

The differences between book- and tax-basis unrealized appreciation/(depreciation) are attributable primarily to: wash sales and the realization for tax purposes of unrealized gains/(losses) on certain derivative instruments.

For federal income tax purposes, the following Funds have capital loss carryforwards as of December 31, 2019, which are not subject to expiration and are available to offset future capital gains, if any. To the extent that these carryforwards are used to offset future capital gains, it is probable that the gains that are offset will not be distributed to shareholders:

	Short-Term Capital Loss Carryforward	Long-Term Capital Loss Carryforward	Capital Loss Carryforward Utilized
Muirfield	$11,699,298	$10,641,087	$—
Spectrum	6,375,172	—	—
Balanced	2,552,595	2,620,278	—
Moderate	1,333,092	135,295	—
Conservative	2,298,420	134,386	—
Bond	8,982,216	2,656,435	497,518
Institutional Prime Money Market	1,841	1,504	—

Under the current tax law, capital losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. As presented in the table below, the following Funds elected to defer capital losses for the fiscal year ended December 31, 2019:

	Short-Term Post-October Loss Deferral	Long-Term Post-October Loss Deferral	Total Late Year Loss Deferral
Quantex	$218,672	$127,932	$346,604

Page 136	2020 Semiannual Report | June 30, 2020

7.    Control Ownership

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund under Section 2(a)(9) of the 1940 Act. As of June 30, 2020, there were no beneficial owners that held more than 25% of the voting securities of the Funds.

8.    Contingencies and Commitments

The Funds indemnify the Trust’s officers and Trustees for certain liabilities that might arise from their performance of their duties to the Funds. Additionally, in the normal course of business the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

9.    Subsequent Events

Management evaluated subsequent events through the date these financial statements were issued and concluded no subsequent events required recognition or disclosure in these financial statements.

Other Information

The Trust files a complete schedule of portfolio holdings for the first and third quarters of each fiscal year on Form N-PORT. In addition, Prime Money Market Fund and Institutional Prime Money Market Fund file their complete schedules of portfolio holdings with the SEC each month on Form N-MFP. Forms N-PORT and N-MFP are available on the SEC’s website at www.sec.gov. Information regarding Fund holdings is also available at www.meederinvestment.com.

The investment adviser is responsible for exercising the voting rights associated with the securities purchased or held by the Funds. A description of the policies and procedures that the adviser uses in fulfilling this responsibility and information regarding how those proxies were voted during the most recent 12-month period ending June 30 are available, without charge, by calling 1-800-325-3539 or on the SEC’s website at www.sec.gov.

2020 Semiannual Report | June 30, 2020	Page 137

Shareholder Expense Analysis (unaudited)

Shareholders of mutual funds pay ongoing expenses, such as advisory fees, distribution and service fees and other fund operating expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 invested for the period of time indicated in the table below.

The Actual Expense example provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (e.g.: an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the line under the heading “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

The Hypothetical Expense example provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return of any Fund. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds to other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

	Beginning Account Value December 31, 2019		Ending Account Value June 30, 2020		Expenses Paid During Period[1]		Net Expense Ratio[2]
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Muirfield Fund
Retail Class	$1,000.00	$1,000.00	$879.90	$1,018.50	$5.98	$6.42	1.28%
Adviser Class	1,000.00	1,000.00	880.80	1,019.99	4.58	4.92	0.98%
Institutional Class	1,000.00	1,000.00	879.80	1,020.09	4.49	4.82	0.96%
Spectrum Fund
Retail Class	1,000.00	1,000.00	838.40	1,015.32	8.78	9.62	1.92%
Adviser Class	1,000.00	1,000.00	840.30	1,017.16	7.09	7.77	1.55%
Institutional Class	1,000.00	1,000.00	840.00	1,017.30	6.95	7.62	1.52%
Global Allocation Fund
Retail Class	1,000.00	1,000.00	865.70	1,016.11	8.16	8.82	1.76%
Adviser Class	1,000.00	1,000.00	867.00	1,017.90	6.50	7.02	1.40%
Institutional Class	1,000.00	1,000.00	867.10	1,018.30	6.13	6.62	1.32%
Balanced Fund
Retail Class	1,000.00	1,000.00	920.90	1,017.85	6.73	7.07	1.41%
Adviser Class	1,000.00	1,000.00	923.10	1,019.69	4.97	5.22	1.04%
Institutional Class	1,000.00	1,000.00	923.10	1,019.69	4.97	5.22	1.04%
Moderate Allocation Fund
Retail Class	1,000.00	1,000.00	948.60	1,018.00	6.69	6.92	1.38%
Adviser Class	1,000.00	1,000.00	950.40	1,019.84	4.90	5.07	1.01%
Institutional Class	1,000.00	1,000.00	950.50	1,019.89	4.85	5.02	1.00%
Conservative Allocation Fund
Retail Class	1,000.00	1,000.00	979.10	1,018.45	6.35	6.47	1.29%
Adviser Class	1,000.00	1,000.00	981.10	1,020.19	4.63	4.72	0.94%
Institutional Class	1,000.00	1,000.00	980.80	1,020.24	4.58	4.67	0.93%
Dynamic Allocation Fund
Retail Class	1,000.00	1,000.00	956.20	1,017.75	6.96	7.17	1.43%
Adviser Class	1,000.00	1,000.00	958.00	1,019.54	5.21	5.37	1.07%
Institutional Class	1,000.00	1,000.00	959.10	1,019.84	4.92	5.07	1.01%

Page 138	2020 Semiannual Report | June 30, 2020

	Beginning Account Value December 31, 2019		Ending Account Value June 30, 2020		Expenses Paid During Period[1]		Net Expense Ratio[2]
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Quantex Fund
Retail Class	$1,000.00	$1,000.00	$737.80	$1,017.30	$6.57	$7.62	1.52%
Adviser Class	1,000.00	1,000.00	738.20	1,017.85	6.09	7.07	1.41%
Institutional Class	1,000.00	1,000.00	738.50	1,018.10	5.88	6.82	1.36%
Total Return Bond Fund
Retail Class	1,000.00	1,000.00	1,042.00	1,019.05	5.94	5.87	1.17%
Adviser Class	1,000.00	1,000.00	1,043.80	1,020.93	4.01	3.97	0.79%
Institutional Class	1,000.00	1,000.00	1,043.80	1,020.98	3.96	3.92	0.78%
Prime Money Market Fund	1,000.00	1,000.00	1,004.30	1,023.42	1.45	1.46	0.29%
Institutional Prime Money Market Fund	1,000.00	1,000.00	1,005.40	1,024.12	0.75	0.75	0.15%

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or exchange fees. Therefore, hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if any transactional costs were included, your costs would have been higher.

[1]

Expenses are equal to each Fund’s annualized net expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, divided by the number of days in the fiscal year (to reflect the one-half year period).

[2]	Annualized net expense ratio reflects contractual or voluntary waivers and reimbursements of expenses by the investment adviser and transfer agent.

2020 Semiannual Report | June 30, 2020	Page 139

Privacy Policy

Meeder Investment Management and the Meeder Funds are committed to maintaining the financial privacy of our current, former and prospective customers. This policy explains how we protect the security and confidentiality of our customer’s information.

PERSONAL INFORMATION WE COLLECT

We may collect information about Meeder customers from a variety of sources, including:

●	Information provided by you or your representative on applications or forms, such as your name, address, date of birth, social security number and investment objectives;

●	Information about the transactions in your account, such as your account balance and transaction history; and

●	Information we obtain from third parties regarding you, to verify your identity or transfer your account.

INFORMATION WE SHARE WITH OUR AFFILIATES

Our affiliates are financial service providers that offer transfer agency, customer accounting, customer servicing, investment advisory, and other financial services. We share information with our affiliates to service your account. In addition, we may also share information with our affiliates to alert you to other products or services offered by Meeder to the extent provided by law. Information collected from customers whose accounts are opened through investment professionals is not shared with Meeder affiliates for marketing purposes.

INFORMATION WE SHARE WITH THIRD PARTIES

On occasion, we share information we collect about you with unaffiliated third parties to perform services in connection with your account, such as processing transactions, preparing and mailing account statements, and other forms of customer servicing. Information provided to third parties may not be used for any other purpose and Meeder does not permit unaffiliated third parties to use customer information to market their products or services.

HOW WE PROTECT INFORMATION ABOUT YOU

We maintain policies, and require all unaffiliated third parties to maintain policies, to safeguard customer information. We restrict access to nonpublic personal information about you to those persons who need to know that information in order to provide products and services to you. We also maintain physical, electronic, and procedural safeguards to guard your nonpublic personal information.

WHO THIS POLICY APPLIES TO

This policy applies to customers who open relationships directly with Meeder. It applies to Meeder Funds and Meeder’s affiliated companies, including Meeder Asset Management, Meeder Advisory Services, Meeder Public Funds, Meeder Distribution Services, Inc. (f.k.a. Adviser Dealer Services, Inc.) and Mutual Funds Service Company.

QUESTIONS

Contact us at 800-325-3539 or visit us online at www.meederinvestment.com

Page 140	2020 Semiannual Report | June 30, 2020

Manager and Investment Adviser

Meeder Asset Management, Inc.
6125 Memorial Drive
P.O. Box 7177
Dublin, Ohio 43017

Board of Trustees

Stuart M. Allen
Anthony V. D’Angelo
Robert S. Meeder, Jr.
Jeffrey R. Provence

Custodian

The Huntington National Bank
Columbus, Ohio 43215

Transfer Agent & Dividend Disbursing Agent

Mutual Funds Service Co.
6125 Memorial Drive
Dublin, Ohio 43017

Distributor

Meeder Distribution Services, Inc. (f.k.a. Adviser Dealer Services, Inc.)
6125 Memorial Drive
Dublin, Ohio 43017

Independent Registered Public Accounting Firm

Cohen & Company, Ltd.
1350 Euclid Ave., Suite 800
Cleveland, Ohio 44115

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, comptroller or principal accounting officer, and any person who performs a similar function. There were no amendments made to, or waivers granted from, the code of ethics during the fiscal year.

Item 3. Audit Committee Financial Expert.

The Board of Trustees of the Trust has determined that Jeffrey R. Provence is an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. Provence is independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a) – (d) Aggregate fees billed to the registrant for the last two fiscal years for professional services rendered by the registrant’s principal accountant were as follows:

	2020	2019
Audit Fees	$119,400	$123,400
Audit-Related Fees	0	300
Tax Fees	43,500	51,000
All Other Fees	2,239	1,971

Audit fees include amounts related to the audit of the registrant’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings. Audit-related fees include amounts reasonably related to the performance of the audit of the registrant’s financial statements, including, but not limited to, mileage, lodging, and meals. Tax fees include amounts related to tax compliance, tax planning, and tax advice, including the review and preparation of the Funds’ income tax returns, the review and preparation of the Funds’ excise tax returns, the review of supporting schedules and documentation provided by management, the review and recalculation of the Funds’ estimated distribution calculations, and the review of wash sales for reasonableness. All other fees include amounts related to the registrant’s annual filing of Form N1A.

(e)(1) A purpose of the Audit Committee is to approve the engagement of the registrant’s independent auditors (i) to render audit and non-audit services for the registrant in accordance with Rule 2-01(c)(7)(i) of Regulation S-X, subject to the waiver provisions set forth in Rule 2-01(c)(7)(i)(C) of Regulation S-X, and (ii) to render non-audit services for the registrant’s investment advisors (other than a sub-advisor whose role is primarily portfolio management and is subcontracted or overseen by another investment advisor) and any other entity controlling by, or under common control with the investment advisor that provides ongoing services to the registrant, in each case under (ii) if the engagement relates directly to the operations and financial reporting of the registrant, in accordance with Rule 2-01(c)(7)(ii) of Regulation S-X, subject to waiver provisions set forth in Rule 2-01(c)(7)(ii) of Regulation S-X.

(e)(2) 0% of services included in (b) – (d) above were approved pursuant to Rule 2-01(c)(7)(i)(C) of Regulation S-X.

(f) Not applicable.

(g) The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant’s principal accountant for non-audit services rendered to the registrant, its investment advisor, and any entity controlling, controlled by, or under common control with the investment advisor that provides ongoing services to the registrant were $37,000 and $69,450 respectively.

(h) The registrant’s audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Items 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a) Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant's disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-CSR are being prepared, and the registrant's disclosure controls and procedures allow timely preparation and review of the information for the registrant's Form N-CSR and the officer certifications of such Form N-CSR.

(b) There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1) Code of Ethics filed herewith as EX-99.CODE ETH.

(a)(2) A separate certification for each principal executive and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act(17 CFR270.30a-2(a)). Filed herewith as EX-99.CERT.

(b) Certifications of principal executive officer and principal financial officer, under Section 906 of the Sarbanes-Oxley Act of 2002, and 18 U.S.C. ss.1350. Filed herewith as EX-99.906 CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Meeder Funds

By:	/s/ Bruce E. McKibben
Bruce E. McKibben, Treasurer

Date:	September 4, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Bruce E. McKibben
Bruce E. McKibben, Treasurer

Date:	September 4, 2020

By:	/s/ Robert S. Meeder, Jr.
Robert S. Meeder, Jr., President

Date:	September 4, 2020